                        THE INCOME FUND OF AMERICA, INC.

                                     Part B
                      Statement of Additional Information

                                May 1, 2009

                       (as supplemented July 29, 2009)

This document is not a prospectus but should be read in conjunction with the current prospectus of The Income Fund of America, Inc. (the "fund" or "IFA")
dated October 1, 2008 or retirement plan prospectus of the fund dated May 1,
2009. You may obtain a prospectus from your financial adviser or by writing to the fund at the following address:

                        The Income Fund of America, Inc.
                              Attention: Secretary
                                   One Market
                           Steuart Tower, Suite 1800
                        San Francisco, California 94105
                                  415/421-9360

Certain privileges and/or services described below may not be available to all shareholders (including shareholders who purchase shares at net asset value through eligible retirement plans) depending on the shareholder's investment dealer or retirement plan recordkeeper. Please see your financial adviser, investment dealer, plan recordkeeper or employer for more information.

                               TABLE OF CONTENTS

Item                                                                  Page no.
----                                                                  --------

Financial statements

                      The Income Fund of America -- Page 1

                 CERTAIN INVESTMENT LIMITATIONS AND GUIDELINES

The following limitations and guidelines are considered at the time of purchase, under normal circumstances, and are based on a percentage of the fund's net assets unless otherwise noted. This summary is not intended to reflect all of the fund's investment limitations.

OBJECTIVE

..    The fund will invest at least 65% of its assets in income-producing securities.

EQUITY SECURITIES

..    The fund will generally invest at least 60% of its assets in equity securities. However, the composition of the fund's investments in equity, debt and cash or money market instruments may vary substantially depending on various factors, including market conditions. At times the fund may be substantially invested in equity or debt securities (i.e., more than 60%)
     or may be solely invested in equity or debt securities (i.e., 100%).

DEBT SECURITIES

..    The fund may invest up to 20% of its assets in straight debt securities
     (i.e., debt securities that do not have equity conversion or purchase rights) rated  BB+ or below by Standard & Poor's Corporation (S&P) and Ba1 or below by Moody's Investors Service (Moody's) or unrated but determined to be of equivalent quality by the fund's investment adviser.

INVESTING OUTSIDE THE U.S.

..    The fund may invest up to 25% of its assets in equity securities of issuers domiciled outside the United States and not included in the S&P 500
     Composite Index.

..    The fund may invest up to 10% of its assets in debt securities of issuers domiciled outside the United States (must be U.S. dollar denominated).

                        *     *     *     *     *     *

The fund may experience difficulty liquidating certain portfolio securities during significant market declines or periods of heavy redemptions.

          DESCRIPTION OF CERTAIN SECURITIES AND INVESTMENT TECHNIQUES

The descriptions below are intended to supplement the material in the prospectus under "Investment objectives, strategies and risks."

EQUITY SECURITIES -- Equity securities represent an ownership position in a company. Equity securities held by the fund typically consist of common stocks and may also include securities with equity conversion or purchase rights. The prices of equity securities fluctuate based on, among other things, events specific to their issuers and market, economic and other conditions. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

                      The Income Fund of America -- Page 2

There may be little trading in the secondary market for particular equity securities, which may adversely affect the fund's ability to value accurately or dispose of such equity securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of equity securities.

INVESTING IN SMALLER CAPITALIZATION STOCKS -- The fund may invest in the stocks of smaller capitalization companies (typically companies with market capitalizations of less than $3.5 billion at the time of purchase). The investment adviser believes that the issuers of smaller capitalization stocks often provide attractive investment opportunities. However, investing in smaller capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. For example, smaller companies often have limited product lines, limited operating histories, limited markets or financial resources, may be dependent on one or a few key persons for management and can be more susceptible to losses. Also, their securities may be thinly traded (and therefore have to be sold at a discount from current prices or sold in small lots over an extended period of time), may be followed by fewer investment research analysts and may be subject to wider price swings, thus creating a greater chance of loss than securities of larger capitalization companies.

DEBT SECURITIES -- Debt securities are used by issuers to borrow money.
Generally, issuers pay investors periodic interest and repay the amount borrowed either periodically during the life of the security and/or at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values and their values accrete over time to face value at maturity. The market prices of debt securities fluctuate depending on such factors as interest rates, credit quality and maturity. In general, market prices of debt securities decline when interest rates rise and increase when interest rates fall.

Lower rated debt securities, rated Ba1 or below by Moody's and/or BB+ or below by S&P or unrated but determined by the fund's investment adviser to be of equivalent quality, are described by the rating agencies as speculative and involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities, or they may already be in default. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty. It may be more difficult to dispose of, and to determine the value of, lower rated debt securities.

Certain additional risk factors relating to debt securities are discussed below:

     SENSITIVITY TO INTEREST RATE AND ECONOMIC CHANGES -- Debt securities may be sensitive to economic changes, political and corporate developments, and interest rate changes. In addition, during an economic downturn or substantial period of rising interest rates, issuers that are highly leveraged may experience increased financial stress that could adversely affect their ability to meet projected business goals, to obtain additional financing and to service their principal and interest payment obligations.
     Periods of economic change and uncertainty also can be expected to result in increased volatility of market prices and yields of certain debt securities. For example, prices of these securities can be affected by financial contracts held by the issuer or third parties (such as derivatives) relating to the security or other assets or indices.

     PAYMENT EXPECTATIONS -- Debt securities may contain redemption or call provisions. If an issuer exercises these provisions in a lower interest rate market, the fund would have to replace the security with a lower yielding security, resulting in decreased income to

                      The Income Fund of America -- Page 3

     investors. If the issuer of a debt security defaults on its obligations to pay interest or principal or is the subject of bankruptcy proceedings, the fund may incur losses or expenses in seeking recovery of amounts owed to
     it.

     LIQUIDITY AND VALUATION -- There may be little trading in the secondary market for particular debt securities, which may affect adversely the fund's ability to value accurately or dispose of such debt securities.
     Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the value and/or liquidity of debt securities.

The investment adviser attempts to reduce the risks described above through diversification of the fund's portfolio and by credit analysis of each issuer, as well as by monitoring broad economic trends and corporate and legislative developments, but there can be no assurance that it will be successful in doing
so.

Credit ratings for debt securities provided by rating agencies reflect an evaluation of the safety of principal and interest payments, not market value risk. The rating of an issuer is a rating agency's view of past and future potential developments related to the issuer and may not necessarily reflect actual outcomes. There can be a lag between the time of developments relating to an issuer and the time a rating is assigned and updated.

Bond rating agencies may assign modifiers (such as +/-) to ratings categories to signify the relative position of a credit within the rating category. Investment policies that are based on ratings categories should be read to include any security within that category, without giving consideration to the modifier except where otherwise provided. See the Appendix for more information about credit ratings.

SECURITIES WITH EQUITY AND DEBT CHARACTERISTICS -- The fund may invest in securities that have a combination of equity and debt characteristics. These securities may at times behave more like equity than debt or vice versa. Some types of convertible bonds, preferred stocks or other preferred securities automatically convert into common stocks or other securities at a stated
conversion ratio and some may be subject to redemption at the option of the issuer at a predetermined price. These securities, prior to conversion, may pay a fixed rate of interest or a dividend. Because convertible securities have both debt and equity characteristics, their values vary in response to many factors, including the values of the securities into which they are convertible, general market and economic conditions, and convertible market valuations, as well as changes in interest rates, credit spreads and the credit quality of the issuer.

The prices and yields of nonconvertible preferred securities or preferred stocks generally move with changes in interest rates and the issuer's credit quality, similar to the factors affecting debt securities. Nonconvertible preferred securities will be treated as debt for fund investment limit purposes.

INVESTING IN VARIOUS COUNTRIES -- Investing outside the United States may involve additional risks caused by, among other things, currency controls and fluctuating currency values; different accounting, auditing, financial reporting and legal standards and practices in some countries; changing local, regional and global economic, political and social conditions; expropriation; changes in tax policy; greater market volatility; differing securities market structures;
higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. However, in the opinion of the

                      The Income Fund of America -- Page 4

investment adviser, investing outside the United States also can reduce certain portfolio risks due to greater diversification opportunities.

The risks described above may be heightened in connection with investments in developing countries. Although there is no universally accepted definition, the investment adviser generally considers a developing country as a country that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product ("GDP") and a low market capitalization to GDP ratio relative to those in the United States and the European Union. Historically, the markets of developing countries have been more volatile than the markets of developed countries. The fund may invest in securities of issuers in developing countries only to a limited extent.

Additional costs could be incurred in connection with the fund's investment activities outside the United States. Brokerage commissions may be higher outside the United States, and the fund will bear certain expenses in connection with its currency transactions. Furthermore, increased custodian costs may be associated with maintaining assets in certain jurisdictions.

CURRENCY TRANSACTIONS -- The fund may purchase and sell currencies to facilitate securities transactions and enter into forward currency contracts to protect against changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts entered into by the fund will involve the purchase or sale of one currency against the U.S. dollar. While entering into forward currency transactions could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain that may result from an increase in the value of the currency. The fund will not generally attempt to protect against all potential changes in exchange rates. The fund will segregate liquid assets that will be marked to market daily to meet its forward contract commitments to the extent required by the Securities and Exchange Commission.

Certain provisions of the Internal Revenue Code may affect the extent to which the fund may enter into forward contracts. Such transactions also may affect the character and timing of income, gain or loss recognized by the fund for U.S.
federal income tax purposes.

OBLIGATIONS BACKED BY THE "FULL FAITH AND CREDIT" OF THE U.S. GOVERNMENT -- U.S.
government obligations include the following types of securities:

     U.S. TREASURY SECURITIES -- U.S. Treasury securities include direct obligations of the U.S. Treasury, such as Treasury bills, notes and bonds.
     For these securities, the payment of principal and interest is unconditionally guaranteed by the U.S. government, and thus they are of the highest possible credit quality. Such securities are subject to variations in market value due to fluctuations in interest rates, but, if held to maturity, will be paid in full.

     FEDERAL AGENCY SECURITIES -- The securities of certain U.S. government agencies and government-sponsored entities are guaranteed as to the timely payment of principal and interest by the full faith and credit of the U.S.
     government. Such agencies and entities include the Government National
     Mortgage Association (Ginnie Mae), the Veterans Administration (VA), the
     Federal Housing Administration (FHA), the Export-Import Bank (Exim Bank),
     the Overseas Private Investment Corporation (OPIC), the Commodity Credit
     Corporation (CCC) and the Small Business Administration (SBA).

                      The Income Fund of America -- Page 5

OTHER FEDERAL AGENCY OBLIGATIONS -- Additional federal agency securities are neither direct obligations of, nor guaranteed by, the U.S. government. These obligations include securities issued by certain U.S. government agencies and government-sponsored entities. However, they generally involve some form of federal sponsorship: some operate under a government charter; some are backed by specific types of collateral; some are supported by the issuer's right to borrow from the Treasury; and others are supported only by the credit of the issuing government agency or entity. These agencies and entities include, but are not limited to: Federal Home Loan Bank, Federal Home Loan Mortgage Corporation
(Freddie Mac), Federal National Mortgage Association (Fannie Mae), Tennessee
Valley Authority and Federal Farm Credit Bank System.

On September 7, 2008, Freddie Mac and Fannie Mae were placed into conservatorship by their new regulator, the Federal Housing Finance Agency.
Simultaneously, the U.S. Treasury made a commitment of indefinite duration to maintain the positive net worth of both firms.

PASS-THROUGH SECURITIES -- The fund may invest in various debt obligations backed by pools of mortgages or other assets including, but not limited to, loans on single family residences, home equity loans, mortgages on commercial buildings, credit card receivables and leases on airplanes or other equipment.
Principal and interest payments made on the underlying asset pools backing these obligations are typically passed through to investors, net of any fees paid to any insurer or any guarantor of the securities. Pass-through securities may have either fixed or adjustable coupons. These securities include:

     MORTGAGE-BACKED SECURITIES -- These securities may be issued by U.S.
     government agencies and government-sponsored entities, such as Ginnie Mae,
     Fannie Mae and Freddie Mac, and by private entities. The payment of interest and principal on mortgage-backed obligations issued by U.S.
     government agencies may be guaranteed by the full faith and credit of the
     U.S. government (in the case of Ginnie Mae), or may be guaranteed by the issuer (in the case of Fannie Mae and Freddie Mac). However, these guarantees do not apply to the market prices and yields of these securities, which vary with changes in interest rates.

     Mortgage-backed securities issued by private entities are structured similarly to those issued by U.S. government agencies. However, these securities and the underlying mortgages are not guaranteed by any government agencies. These securities generally are structured with one or more types of credit enhancements such as insurance or letters of credit issued by private companies. Mortgage-backed securities generally permit borrowers to prepay their underlying mortgages. Prepayments can alter the effective maturity of these instruments.

     COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS) -- CMOs are also backed by a pool of mortgages or mortgage loans, which are divided into two or more separate bond issues. CMOs issued by U.S. government agencies are backed by agency mortgages, while privately issued CMOs may be backed by either government agency mortgages or private mortgages. Payments of principal and interest are passed through to each bond issue at varying schedules resulting in bonds with different coupons, effective maturities and sensitivities to interest rates. Some CMOs may be structured in a way that when interest rates change, the impact of changing prepayment rates on the effective maturities of certain issues of these securities is magnified.
     CMOs may be less liquid or may exhibit greater price volatility than other types of mortgage or asset-backed securities.

                      The Income Fund of America -- Page 6

     COMMERCIAL MORTGAGE-BACKED SECURITIES -- These securities are backed by mortgages on commercial property, such as hotels, office buildings, retail stores, hospitals and other commercial buildings. These securities may have a lower prepayment uncertainty than other mortgage-related securities because commercial mortgage loans generally prohibit or impose penalties on prepayments of principal. In addition, commercial mortgage-related securities often are structured with some form of credit enhancement to protect against potential losses on the underlying mortgage loans. Many of the risks of investing in commercial mortgage-backed securities reflect the risks of investing in the real estate securing the underlying mortgage loans, including the effects of local and other economic conditions on real estate markets, the ability of tenants to make rental payments and the ability of a property to attract and retain tenants. Commercial mortgage-backed securities may be less liquid or exhibit greater price volatility than other types of mortgage or asset-backed securities.

     ASSET-BACKED SECURITIES -- These securities are backed by other assets such as credit card, automobile or consumer loan receivables, retail installment loans or participations in pools of leases. Credit support for these securities may be based on the underlying assets and/or provided through credit enhancements by a third party. The values of these securities are sensitive to changes in the credit quality of the underlying collateral, the credit strength of the credit enhancement, changes in interest rates and at times the financial condition of the issuer. Some asset-backed securities also may receive prepayments that can change their effective maturities.

REAL ESTATE INVESTMENT TRUSTS -- The fund may invest in securities issued by real estate investment trusts (REITs), which primarily invest in real estate or real estate-related loans. Equity REITs own real estate properties, while mortgage REITs hold construction, development and/or long-term mortgage loans.
The values of REITs may be affected by changes in the value of the underlying property of the trusts, the creditworthiness of the issuer, property taxes, interest rates, tax laws and regulatory requirements, such as those relating to the environment. Both types of REITs are dependent upon management skill and the cash flows generated by their holdings, the real estate market in general and the possibility of failing to qualify for any applicable pass-through tax treatment or failing to maintain any applicable exemptive status afforded under relevant laws.

INFLATION-INDEXED BONDS -- The fund may invest in inflation-indexed bonds issued by governments, their agencies or instrumentalities and corporations.

The principal amount of an inflation-indexed bond is adjusted in response to changes in the level of the consumer price index. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of
U.S. Treasury inflation-indexed bonds, and therefore the principal amount of such bonds cannot be reduced below par even during a period of deflation.
However, the current market value of these bonds is not guaranteed and will fluctuate, reflecting the rise and fall of yields. In certain jurisdictions outside the United States the repayment of the original bond principal upon the maturity of an inflation-indexed bond is not guaranteed, allowing for the amount of the bond repaid at maturity to be less than par.

The interest rate for inflation-indexed bonds is fixed at issuance as a percentage of this adjustable principal. Accordingly, the actual interest income may both rise and fall as the principal amount of the bonds adjusts in response to movements of the consumer price index. For

                      The Income Fund of America -- Page 7

example, typically interest income would rise during a period of inflation and fall during a period of deflation.

REINSURANCE RELATED NOTES AND BONDS -- The fund may invest in reinsurance related notes and bonds. These instruments, which are typically issued by special purpose reinsurance companies, transfer an element of insurance risk to the note or bond holders. For example, such a note or bond could provide that the reinsurance company would not be required to repay all or a portion of the principal value of the note or bond if losses due to a catastrophic event under the policy (such as a major hurricane) exceed certain dollar thresholds.
Consequently, the fund may lose the entire amount of its investment in such bonds or notes if such an event occurs and losses exceed certain dollar thresholds. In this instance, investors would have no recourse against the insurance company. These instruments may be issued with fixed or variable interest rates and rated in a variety of credit quality categories by the rating agencies.

CASH AND CASH EQUIVALENTS -- The fund may hold cash or invest in cash equivalents. Cash equivalents include (a) commercial paper (for example, short-term notes with maturities typically up to 12 months in length issued by corporations, governmental bodies or bank/corporation sponsored conduits
(asset-backed commercial paper)) (b) short-term bank obligations (for example, certificates of deposit, bankers' acceptances (time drafts on a commercial bank where the bank accepts an irrevocable obligation to pay at maturity)) or bank notes, (c) savings association and savings bank obligations (for example, bank notes and certificates of deposit issued by savings banks or savings associations), (d) securities of the U.S. government, its agencies or instrumentalities that mature, or may be redeemed, in one year or less, and (e)
corporate bonds and notes that mature, or that may be redeemed, in one year or less.

RESTRICTED OR ILLIQUID SECURITIES -- The fund may purchase securities subject to restrictions on resale. Restricted securities may only be sold pursuant to an exemption from registration under the Securities Act of 1933 (the "1933 Act"), or in a registered public offering. Where registration is required, the holder of a registered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. Difficulty in selling such securities may result in a loss to the fund or cause it to incur additional administrative costs.

Securities (including restricted securities) not actively traded will be considered illiquid unless they have been specifically determined to be liquid under procedures adopted by the fund's board of directors, taking into account factors such as the frequency and volume of trading, the commitment of dealers to make markets and the availability of qualified investors, all of which can change from time to time. The fund may incur certain additional costs in disposing of illiquid securities.

REPURCHASE AGREEMENTS -- The fund may enter into repurchase agreements under which the fund buys a security and obtains a simultaneous commitment from the seller to repurchase the security at a specified time and price. Repurchase agreements permit the fund to maintain liquidity and earn income over periods of time as short as overnight. The seller must maintain with the fund's custodian collateral equal to at least 100% of the repurchase price, including accrued interest, as monitored daily by the investment adviser. The fund will only enter into repurchase agreements involving securities in which it could otherwise invest and with selected banks and securities dealers whose financial condition is monitored by the investment adviser. If the seller under the repurchase agreement defaults, the fund may incur a loss if the value of the

                      The Income Fund of America -- Page 8

collateral securing the repurchase agreement has declined and may incur disposition costs in connection with liquidating the collateral. If bankruptcy proceedings are commenced with respect to the seller, realization of the collateral by the fund may be delayed or limited.

LOAN ASSIGNMENTS AND PARTICIPATIONS -- The fund may invest in loans or other forms of indebtedness that represent interests in amounts owed by corporations or other borrowers (collectively "borrowers"). The investment adviser defines debt securities to include investments in loans, such as loan assignments and participations. Loans may be originated by the borrower in order to address its working capital needs, as a result of a reorganization of the borrower's assets and liabilities (recapitalizations), to merge with or acquire another company
(mergers and acquisitions), to take control of another company (leveraged buy-outs), to provide temporary financing (bridge loans), or for other corporate purposes. Most corporate loans are variable or floating rate obligations.

Some loans may be secured in whole or in part by assets or other collateral. In other cases, loans may be unsecured or may become undersecured by declines in the value of assets or other collateral securing such loan. The greater the value of the assets securing the loan the more the lender is protected against loss in the case of nonpayment of principal or interest. Loans made to highly leveraged borrowers may be especially vulnerable to adverse changes in economic or market conditions and may involve a greater risk of default.

The investment adviser generally makes investment decisions based on publicly available information, but may rely on non-public information if necessary.
Borrowers may offer to provide lenders with material, non-public information regarding a specific loan or the borrower in general. The investment adviser generally chooses not to receive this information. As a result, the investment adviser may be at a disadvantage compared to other investors that may receive such information. The investment adviser's decision not to receive material, non-public information may impact the investment adviser's ability to assess a borrower's requests for amendments or waivers of provisions in the loan agreement. However, the investment adviser may on a case-by-case basis decide to receive such information when it deems prudent. In these situations the investment adviser may be restricted from trading the loan or buying or selling other debt and equity securities of the borrower while it is in possession of such material, non-public information, even if such loan or other security is declining in value.

The fund normally acquires loan obligations through an assignment from another lender, but also may acquire loan obligations by purchasing participation interests from lenders or other holders of the interests. When the fund purchases assignments it acquires direct contractual rights against the borrower on the loan. The fund acquires the right to receive principal and interest payments directly from the borrower and to enforce its rights as a lender directly against the borrower. However, because assignments are arranged through private negotiations between potential assignees and potential assignors, the rights and obligations acquired by a fund as the purchaser of an assignment may differ from, and be more limited than, those held by the assigning lender.

Loan participations are loans or other direct debt instruments that are interests in amounts owed by the borrower to another party. They may represent amounts owed to lenders or lending syndicates, to suppliers of goods or services, or to other parties. The fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing participations, the fund generally will have no right to enforce

                      The Income Fund of America -- Page 9

compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower. In addition, the fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation and the fund will have to rely on the agent bank or other financial intermediary to apply appropriate credit remedies. As a result, the fund will be subject to the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, a fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

Loan assignments and participations are generally subject to legal or contractual restrictions on resale and are not currently listed on any securities exchange or automatic quotation system. The investment adviser expects that most loan assignments and participations purchased for the fund will trade on a secondary market. However, although secondary markets for investments in loans are growing among institutional investors, there may be a limited number of investors interested in a specific loan. It is possible that loan participations, in particular, could be sold only to a limited number of institutional investors. If there is no active secondary market for a particular loan, it may be difficult for the investment adviser to sell the fund's interest in such loan at a price that is acceptable to it and to obtain pricing information on such loan.

Investments in loan participations and assignments present the possibility that the fund could be held liable as a co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. In addition, some loan participations and assignments may not be rated by major rating agencies and may not be protected by the securities laws.

FORWARD COMMITMENT, WHEN ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The fund may enter into commitments to purchase or sell securities at a future date. When the fund agrees to purchase such securities, it assumes the risk of any decline in value of the security from the date of the agreement. If the other party to such a transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could experience a loss.

The fund will not use these transactions for the purpose of leveraging and will segregate liquid assets that will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions. Although these transactions will not be entered into for leveraging purposes, to the extent the fund's aggregate commitments in connection with these transactions exceed its segregated assets, the fund temporarily could be in a leveraged position
(because it may have an amount greater than its net assets subject to market risk). Should market values of the fund's portfolio securities decline while the fund is in a leveraged position, greater depreciation of its net assets would likely occur than if it were not in such a position. The fund will not borrow money to settle these transactions and, therefore, will liquidate other portfolio securities in advance of settlement if necessary to generate additional cash to meet its obligations. After a transaction is entered into, the fund may still dispose of or renegotiate the transaction. Additionally, prior to receiving delivery of securities as part of a transaction, the fund may sell such securities.

The fund may also enter into "roll" transactions which involve the sale of mortgage-backed or other securities together with a commitment to purchase similar, but not identical, securities at a later date. The fund assumes the risk of price and yield fluctuations during the time of the commitment. The fund will segregate liquid assets which will be marked to market daily in an amount sufficient to meet its payment obligations in these transactions.

                     The Income Fund of America -- Page 10

                        *     *     *     *     *     *

PORTFOLIO TURNOVER -- Portfolio changes will be made without regard to the length of time particular investments may have been held. Short-term trading profits are not the fund's objective, and changes in its investments are generally accomplished gradually, though short-term transactions may occasionally be made. High portfolio turnover involves correspondingly greater transaction costs in the form of dealer spreads or brokerage commissions, and may result in the realization of net capital gains, which are taxable when distributed to shareholders.

Fixed-income securities are generally traded on a net basis and usually neither brokerage commissions nor transfer taxes are involved. Transaction costs are usually reflected in the spread between the bid and asked price.

The fund's portfolio turnover rates for the fiscal years ended July 31, 2008 and
2007 were 38% and 32%, respectively. The portfolio turnover rate would equal
100% if each security in a fund's portfolio were replaced once per year. See
"Financial highlights" in the prospectus for the fund's annual portfolio turnover rate for each of the last five fiscal years.

                FUNDAMENTAL POLICIES AND INVESTMENT RESTRICTIONS

All percentage limitations are considered at the time securities are purchased and are based on the fund's net assets unless otherwise indicated. None of the following investment restrictions involving a maximum percentage of assets will be considered violated unless the excess occurs immediately after, and is caused by, an acquisition by the fund.

FUNDAMENTAL POLICIES -- The fund has adopted the following fundamental policies and investment restrictions, which may not be changed without approval by holders of a majority of its outstanding shares. Such majority is defined in the
Investment Company Act of 1940, as amended (the "1940 Act"), as the vote of the lesser of (a) 67% or more of the voting securities present at a shareholder meeting, if the holders of more than 50% of the oustanding voting securities are present in person or by proxy, or (b) more than 50% of the outstanding voting securities.

The fund may not:

1.   Act as underwriter of securities issued by other persons.

2.   Invest more than 10% of the value of its total assets in securities that are illiquid.

3.   Borrow money, except temporarily for extraordinary or emergency purposes, in an amount not exceeding 5% of the value of the fund's total assets at the time of such borrowing.

4.   Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

5.   Purchase or deal in commodities or commodity contracts.

                     The Income Fund of America -- Page 11

6.   Lend any security or make any other loan if, as a result, more than 15% of its total assets would be lent to third parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.

7.   Purchase securities of any company for the purpose of exercising control or management.

8.   Purchase any securities on "margin", except that it may obtain such short-term credit as may be necessary for the clearance of purchases of securities.

9.   Sell or contract to sell any security which it does not own unless by virtue of its ownership of other securities it has at the time of sale a right to obtain securities, without payment of further consideration, equivalent in kind and amount to the securities sold and provided that if such right is conditional the sale is made upon the same conditions.

10.  Purchase or sell puts, calls, straddles, or spreads, but this restriction shall not prevent the purchase or sale of rights represented by warrants or convertible securities.

11.  Purchase any securities of any issuer, except the U.S. government (or its instrumentalities), if immediately after and as a result of such investment (1)
the market value of the securities of such other issuer shall exceed 5% of the market value of the total assets of the fund, or (2) the fund shall own more than 10% of the outstanding voting securities of such issuer, provided that this restriction shall apply only as to 75% of the fund's total assets.

12.  Purchase any securities (other than securities issued or guaranteed by the
U.S. government or its agencies or instrumentalities) if immediately after and as a result of such purchase 25% or more of the market value of the total assets of the fund would be invested in securities of companies in any one industry.

For purposes of Investment Restriction #2, restricted securities are treated as illiquid by the fund, with the exception of those securities that have been determined to be liquid pursuant to procedures adopted by the fund's board of directors. In addition, the fund may not invest more than 15% of the value of its net assets in securities that are illiquid. Furthermore, the fund may not issue senior securities.

                     The Income Fund of America -- Page 12

NONFUNDAMENTAL POLICIES -- The following policies may be changed without shareholder approval:

1.    The fund does not currently intend to engage in an ongoing or regular securities lending program.

2.   The fund may not invest in securities of other investment companies, except as permitted by the 1940 Act.

3.   The fund may not acquire securities of open-end investment companies or unit investment trusts registered under the 1940 Act in reliance on Sections
12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act.

Notwithstanding non-fundamental Investment Restrictions #2 and #3, the fund may invest in securities of other investment companies if deemed advisable by its officers in connection with the administration of a deferred compensation plan adopted by directors pursuant to an exemptive order granted by the SEC.

                     The Income Fund of America -- Page 13

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS

"INDEPENDENT" DIRECTORS/1/

 NAME, AGE AND                                                 NUMBER OF
 POSITION WITH FUND                                          PORTFOLIOS/3/
 (YEAR FIRST ELECTED             PRINCIPAL OCCUPATION(S)       OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/2/)                DURING PAST FIVE YEARS      BY DIRECTOR            BY DIRECTOR
---------------------------------------------------------------------------------------------------------

 Mary Jane Elmore, 55           Managing Director and              3         None
 Director (2008)                General Partner,
                                Institutional Venture
                                Partners; former Product
                                Marketing Manager, Intel
                                Corporation's Development
                                Systems Division

---------------------------------------------------------------------------------------------------------
 Robert A. Fox, 72              Managing General Partner,          8         Chemtura Corporation
 Director (1972)                Fox Investments LP;
                                corporate director;
                                retired President and CEO,
                                Foster Farms (poultry
                                producer)
---------------------------------------------------------------------------------------------------------
 Leonade D. Jones, 61           Co-founder, VentureThink           7         None
 Chairman of the Board          LLC (developed and managed
 (Independent and               e-commerce businesses) and
 Non-Executive) (1993)          Versura Inc. (education
                                loan exchange); former
                                Treasurer, The Washington
                                Post Company

---------------------------------------------------------------------------------------------------------
 William D. Jones, 53           Real estate developer/             5         Sempra Energy;
 Director (2008)                owner, President and CEO,                    SouthWest Water Company
                                CityLink Investment
                                Corporation (acquires,
                                develops and manages real
                                estate ventures in
                                selected urban
                                communities) and City
                                Scene Management Company
                                (provides commercial asset
                                and property management
                                services)

---------------------------------------------------------------------------------------------------------
 John M. Lillie, 72             Former President, Sequoia          3         None
 Director (2003)                Associates LLC (investment
                                firm specializing in
                                medium-size buyouts);
                                former CEO, American
                                President Companies
                                (container shipping and
                                transportation services);
                                former CEO, Lucky Stores;
                                former CEO, Leslie Salt

---------------------------------------------------------------------------------------------------------
 John G. McDonald, 71           Stanford Investors                 9         iStar Financial, Inc.;
 Director (1976)                Professor, Graduate School                   Plum Creek Timber Co.;
                                of Business, Stanford                        Scholastic Corporation;
                                University                                   Varian, Inc.
---------------------------------------------------------------------------------------------------------
 James J. Postl, 63             Former President and CEO,          3         Centex Corporation;
 Director (2008)                Pennzoil-Quaker State                        Cooper Industries
                                Company (automotive
                                products and services)

---------------------------------------------------------------------------------------------------------
 Henry E. Riggs, 74             President Emeritus, Keck           5         None
 Director (1989)                Graduate Institute of
                                Applied Life Sciences
---------------------------------------------------------------------------------------------------------
 Isaac Stein, 62                President, Waverley                3         Alexza Pharmaceuticals,
 Director (2004)                Associates (private                          Inc.; Maxygen, Inc.
                                investment fund); Chairman
                                Emeritus of the Board of
                                Trustees, Stanford
                                University
---------------------------------------------------------------------------------------------------------
 Patricia K. Woolf, Ph.D.,      Private investor;                  7         None
 74                             corporate director; former
 Director (1985)                Lecturer, Department of
                                Molecular Biology,
                                Princeton University
---------------------------------------------------------------------------------------------------------

                     The Income Fund of America -- Page 14

[This page is intentionally left blank for this filing.]

                     The Income Fund of America -- Page 15

"INTERESTED" DIRECTORS/5/

                                 PRINCIPAL OCCUPATION(S)
                                 DURING PAST FIVE YEARS
 NAME, AGE AND                        AND POSITIONS            NUMBER OF
 POSITION WITH FUND           HELD WITH AFFILIATED ENTITIES  PORTFOLIOS/3/
 (YEAR FIRST ELECTED          OR THE PRINCIPAL UNDERWRITER     OVERSEEN      OTHER DIRECTORSHIPS/4/ HELD
 AS A DIRECTOR/OFFICER/2/)             OF THE FUND            BY DIRECTOR            BY DIRECTOR
---------------------------------------------------------------------------------------------------------

 Hilda L. Applbaum, 48         Senior Vice President -             1         None
 Vice Chairman of the Board    Capital World Investors,
 (1998)                        Capital Research and
                               Management Company
---------------------------------------------------------------------------------------------------------

OTHER OFFICERS/6/

 NAME, AGE AND
 POSITION WITH FUND         PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
 (YEAR FIRST ELECTED          AND POSITIONS HELD WITH AFFILIATED ENTITIES
 AS AN OFFICER/2/)             OR THE PRINCIPAL UNDERWRITER OF THE FUND
-------------------------------------------------------------------------------

 David C. Barclay, 52    Senior Vice President - Fixed Income, Capital
 President (1998)        Research and Management Company; Director, The
                         Capital Group Companies, Inc.*
-------------------------------------------------------------------------------
 Abner D. Goldstine,     Senior Vice President - Fixed Income, Capital
 79                      Research and Management Company; Director, Capital
 Senior Vice President   Research and Management Company
 (1993)
-------------------------------------------------------------------------------
 Dina N. Perry, 63       Senior Vice President - Capital World Investors,
 Senior Vice President   Capital Research and Management Company; Director,
 (1994)                  Capital Research and Management Company
-------------------------------------------------------------------------------
 Paul F. Roye, 55        Senior Vice President - Fund Business Management
 Senior Vice President   Group, Capital Research and Management Company;
 (2007)                  Director, American Funds Service Company*; former
                         Director of Investment Management, United States
                         Securities and Exchange Commission
-------------------------------------------------------------------------------
 Andrew B. Suzman, 42    Senior Vice President - Capital World Investors,
 Senior Vice President   Capital Research Company*
 (2004)
-------------------------------------------------------------------------------
 Joanna F. Jonsson, 45   Senior Vice President - Capital World Investors,
 Vice President (2006)   Capital Research Company*; Director, The Capital
                         Group Companies, Inc.*; Director, American Funds
                         Distributors, Inc.*; Director, Capital International
                         Limited*
-------------------------------------------------------------------------------
 John H. Smet, 52        Senior Vice President - Fixed Income, Capital
 Vice President (1994)   Research and Management Company; Director, American
                         Funds Distributors, Inc.*
-------------------------------------------------------------------------------
 Steven T. Watson, 53    Senior Vice President - Capital World Investors,
 Vice President (2006)   Capital Research Company*; Director, Capital Research
                         Company*; Director, The Capital Group Companies,
                         Inc.*
-------------------------------------------------------------------------------
 Patrick F. Quan, 50     Vice President - Fund Business Management Group,
 Secretary (1986)        Capital Research and Management Company
-------------------------------------------------------------------------------
 Jennifer M. Buchheim,   Vice President - Fund Business Management Group,
 35                      Capital Research and Management Company
 Treasurer (2005)
-------------------------------------------------------------------------------
 Bryan K. Nielsen, 36    Vice President, Capital Guardian Trust Company*; Vice
 Assistant Treasurer     President, Capital International, Inc.*
 (2008)
-------------------------------------------------------------------------------

                     The Income Fund of America -- Page 16

* Company affiliated with Capital Research and Management Company.

1 The term "independent" director refers to a director who is not an "interested person" of the fund within the meaning of the 1940 Act.

2 Directors and officers of the fund serve until their resignation, removal or retirement.
3 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.
4 This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each director as a director of a public company or a registered investment company.

5 "Interested persons" of the fund within the meaning of the 1940 Act, on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
6 All of the officers listed, except Joanna F. Jonsson, Mary E. Sheridan and
 Andrew B. Suzman, are officers and/or directors/trustees of one or more of the other funds for which Capital Research and Management Company serves as investment adviser.

THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET,
55TH FLOOR, LOS ANGELES, CALIFORNIA 90071, ATTENTION: SECRETARY.

                     The Income Fund of America -- Page 17

FUND SHARES OWNED BY DIRECTORS AS OF DECEMBER 31, 2008:

                                                                            AGGREGATE
                                                                             DOLLAR
                                                                           RANGE/1/ OF
                                                                           INDEPENDENT
                                         AGGREGATE                          DIRECTORS
                                      DOLLAR RANGE/1/      DOLLAR           DEFERRED
                                         OF SHARES       RANGE/1 /OF     COMPENSATION/2/
                                         OWNED IN        INDEPENDENT      ALLOCATED TO
                                         ALL FUNDS        DIRECTORS         ALL FUNDS
                                          IN THE          DEFERRED           WITHIN
                     DOLLAR RANGE/1/  AMERICAN FUNDS   COMPENSATION/2/   AMERICAN FUNDS
                         OF FUND      FAMILY OVERSEEN     ALLOCATED      FAMILY OVERSEEN
       NAME           SHARES OWNED      BY DIRECTOR        TO FUND         BY DIRECTOR
-----------------------------------------------------------------------------------------

 "INDEPENDENT" DIRECTORS
-----------------------------------------------------------------------------------------
 Mary Jane Elmore       $50,001 -      Over $100,000      $10,001 -         $50,001 -
                        $100,000                           $50,000          $100,000
-----------------------------------------------------------------------------------------
 Robert A. Fox        Over $100,000    Over $100,000    Over $100,000     Over $100,000
-----------------------------------------------------------------------------------------
 Leonade D. Jones       $50,001 -      Over $100,000    Over $100,000     Over $100,000
                        $100,000
-----------------------------------------------------------------------------------------
 William D. Jones       $10,001 -      Over $100,000    $1 - $10,000        $50,001 -
                         $50,000                                            $100,000
-----------------------------------------------------------------------------------------
 John M. Lillie       Over $100,000    Over $100,000         N/A               N/A
-----------------------------------------------------------------------------------------
 John G. McDonald       $10,001 -      Over $100,000         N/A               N/A
                         $50,000
-----------------------------------------------------------------------------------------
 James J. Postl       Over $100,000    Over $100,000      $10,001 -       Over $100,000
                                                           $50,000
-----------------------------------------------------------------------------------------
 Henry E. Riggs       Over $100,000    Over $100,000    Over $100,000     Over $100,000
-----------------------------------------------------------------------------------------
 Isaac Stein          Over $100,000    Over $100,000         N/A               N/A
-----------------------------------------------------------------------------------------
 Patricia K. Woolf    Over $100,000    Over $100,000    Over $100,000     Over $100,000
-----------------------------------------------------------------------------------------

                     The Income Fund of America -- Page 18

                                                          AGGREGATE
                                                       DOLLAR RANGE/1/
                                                          OF SHARES
                                                           OWNED IN
                                                          ALL FUNDS
                                                            IN THE
                          DOLLAR RANGE/1/               AMERICAN FUNDS
                              OF FUND                  FAMILY OVERSEEN
       NAME                 SHARES OWNED                 BY DIRECTOR
-----------------------------------------------------------------------------

 "INTERESTED" DIRECTOR
-----------------------------------------------------------------------------
 Hilda L. Applbaum         Over $100,000                Over $100,000
-----------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; and Over $100,000. The amounts listed for "interested" directors include shares owned through The Capital Group
 Companies, Inc. retirement plan and 401(k) plan.

2 Eligible directors may defer their compensation under a nonqualified deferred compensation plan. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the director.

DIRECTOR COMPENSATION -- No compensation is paid by the fund to any officer or director who is a director, officer or employee of the investment adviser or its affiliates. The boards of funds advised by the investment adviser typically meet either individually or jointly with the boards of one or more other such funds with substantially overlapping board membership (in each case referred to as a
"board cluster"). The fund typically pays each independent director an annual fee, which ranges from $10,000 to $19,500, based primarily on the total number of board clusters on which that independent director serves.

In addition, the fund generally pays independent directors attendance and other fees for meetings of the board and its committees. Board and committee chairs receive additional fees for their services.

Independent directors also receive attendance fees for certain special joint meetings and information sessions with directors and trustees of other groupings of funds advised by the investment adviser. The fund and the other funds served by each independent director each pay an equal portion of these attendance fees.

No pension or retirement benefits are accrued as part of fund expenses.
Independent directors may elect, on a voluntary basis, to defer all or a portion of their fees through a deferred compensation plan in effect for the fund. The fund also reimburses certain expenses of the independent directors.

                     The Income Fund of America -- Page 19

DIRECTOR COMPENSATION EARNED DURING THE FISCAL YEAR ENDED JULY 31, 2008

                                                                                                      TOTAL COMPENSATION (INCLUDING
                                                                                                           VOLUNTARILY DEFERRED
                                                                                                             COMPENSATION/1/)
                                                                            AGGREGATE COMPENSATION      FROM ALL FUNDS MANAGED BY
                                                                            (INCLUDING VOLUNTARILY         CAPITAL RESEARCH AND
                                                                           DEFERRED COMPENSATION/1/)            MANAGEMENT
                                  NAME                                           FROM THE FUND         COMPANY OR ITS AFFILIATES/2/
------------------------------------------------------------------------------------------------------------------------------------

 Mary Jane Elmore/4/                                                                   None                          None
------------------------------------------------------------------------------------------------------------------------------------
 Robert A. Fox/3/                                                                   $44,910                      $278,500
------------------------------------------------------------------------------------------------------------------------------------
 Leonade D. Jones/3/                                                                 60,375                       330,750
------------------------------------------------------------------------------------------------------------------------------------
 William D. Jones/4/                                                                   None                       112,500
------------------------------------------------------------------------------------------------------------------------------------
 John M. Lillie                                                                      63,500                       128,750
------------------------------------------------------------------------------------------------------------------------------------
 John G. McDonald/3/                                                                 43,875                       364,500
------------------------------------------------------------------------------------------------------------------------------------
 James J. Postl/4/                                                                     None                        81,000
------------------------------------------------------------------------------------------------------------------------------------
 Henry E. Riggs/3/                                                                   52,125                       251,750
------------------------------------------------------------------------------------------------------------------------------------
 Isaac Stein                                                                         57,000                       118,250
------------------------------------------------------------------------------------------------------------------------------------
 Patricia K. Woolf/3/                                                                51,292                       300,000
------------------------------------------------------------------------------------------------------------------------------------

1 Amounts may be deferred by eligible directors under a nonqualified deferred compensation plan adopted by the fund in 1993. Deferred amounts accumulate at an earnings rate determined by the total return of one or more American Funds as designated by the directors. Compensation shown in this table for the fiscal year ended July 31, 2008 does not include earnings on amounts deferred in previous fiscal years. See footnote 3 to this table for more information.
2 Funds managed by Capital Research and Management Company, including the
 American Funds; American Funds Insurance Series,(R) which is composed of 16 funds and serves as the underlying investment vehicle for certain variable insurance contracts; American Funds Target Date Retirement Series,(R)/ /Inc.,
 which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

3 Since the deferred compensation plan's adoption, the total amount of deferred compensation accrued by the fund (plus earnings thereon) through the 2008 fiscal year for participating directors is as follows: Robert A. Fox
 ($977,744), Leonade D. Jones ($150,468), John G. McDonald ($670,803), Henry E.
 Riggs ($558,152) and Patricia K. Woolf ($310,769). Amounts deferred and accumulated earnings thereon are not funded and are general unsecured liabilities of the fund until paid to the directors.
4 Mary Jane Elmore, William D. Jones and James J. Postl were elected directors on August 7, 2008 and, therefore, received no compensation from the fund during the fiscal year ended July 31, 2008.

As of March 1, 2009, the officers and directors of the fund and their families, as a group, owned beneficially or of record less than 1% of the outstanding shares of the fund.

FUND ORGANIZATION AND THE BOARD OF DIRECTORS -- The fund, an open-end, diversified management investment company, was organized as a Delaware corporation on March 8, 1969 and reorganized as a Maryland corporation on
December 16, 1983. Although the board of directors has delegated day-to-day oversight to the investment adviser, all fund operations are supervised by the fund's board, which meets periodically and performs duties required by applicable state and federal laws.

Under Maryland law, the business affairs of a fund are managed under the direction of the board of directors, and all powers of the fund are exercised by or under the authority of the board except as reserved to the shareholders by law or the fund's charter or by-laws. Maryland law requires each director to perform his/her duties as a director, including his/her duties as a

                     The Income Fund of America -- Page 20

member of any board committee on which he/she serves, in good faith, in a manner he/she reasonably believes to be in the best interest of the fund, and with the care that an ordinarily prudent person in a like position would use under similar circumstances.

Independent board members are paid certain fees for services rendered to the fund as described above. They may elect to defer all or a portion of these fees through a deferred compensation plan in effect for the fund.

The fund has several different classes of shares. Shares of each class represent an interest in the same investment portfolio. Each class has pro rata rights as to voting, redemption, dividends and liquidation, except that each class bears different distribution expenses and may bear different transfer agent fees and other expenses properly attributable to the particular class as approved by the board of directors and set forth in the fund's rule 18f-3 Plan. Each class'
shareholders have exclusive voting rights with respect to the respective class'
rule 12b-1 plans adopted in connection with the distribution of shares and on other matters in which the interests of one class are different from interests in another class. Shares of all classes of the fund vote together on matters that affect all classes in substantially the same manner. Each class votes as a class on matters that affect that class alone. Note that 529 college savings plan account owners invested in Class 529 shares are not shareholders of the fund and, accordingly, do not have the rights of a shareholder, such as the right to vote proxies relating to fund shares. As the legal owner of the fund's
Class 529 shares, the Virginia College Savings Plan/SM/ will vote any proxies relating to such fund shares.

The fund does not hold annual meetings of shareholders. However, significant matters that require shareholder approval, such as certain elections of board members or a change in a fundamental investment policy, will be presented to shareholders at a meeting called for such purpose. Shareholders have one vote per share owned. At the request of the holders of at least 10% of the shares, the fund will hold a meeting at which any member of the board could be removed by a majority vote.

The fund's articles of incorporation and by-laws as well as separate indemnification agreements that the fund has entered into with independent directors provide in effect that, subject to certain conditions, the fund will indemnify its officers and directors against liabilities or expenses actually and reasonably incurred by them relating to their service to the fund. However, directors are not protected from liability by reason of their willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

REMOVAL OF DIRECTORS BY SHAREHOLDERS -- At any meeting of shareholders, duly called and at which a quorum is present, shareholders may, by the affirmative vote of the holders of a majority of the votes entitled to be cast, remove any director from office and may elect a successor or successors to fill any resulting vacancies for the unexpired terms of removed directors. The fund has agreed, at the request of the staff of the Securities and Exchange Commission, to apply the provisions of section 16(c) of the 1940 Act with respect to the removal of directors, as though the fund were a common-law trust. Accordingly, the directors of the fund will promptly call a meeting of shareholders for the purpose of voting upon the removal of any directors when requested in writing to do so by the record holders of at least 10% of the outstanding shares.

COMMITTEES OF THE BOARD OF DIRECTORS -- The fund has an audit committee comprised of Mary Jane Elmore, Robert A. Fox, Leonade D. Jones, John M. Lillie,
James J. Postl and Isaac Stein, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The

                     The Income Fund of America -- Page 21

committee provides oversight regarding the fund's accounting and financial reporting policies and practices, its internal controls and the internal controls of the fund's principal service providers. The committee acts as a liaison between the fund's independent registered public accounting firm and the full board of directors. Four audit committee meetings were held during the 2008 fiscal year.

The fund has a contracts committee comprised of Mary Jane Elmore, Robert A. Fox,
Leonade D. Jones, William D. Jones, John M. Lillie, John G. McDonald, James J.
Postl, Henry E. Riggs, Isaac Stein and Patricia K. Woolf, none of whom is an
"interested person" of the fund within the meaning of the 1940 Act. The committee's principal function is to request, review and consider the information deemed necessary to evaluate the terms of certain agreements between the fund and its investment adviser or the investment adviser's affiliates, such as the Investment Advisory and Service Agreement, Principal Underwriting
Agreement, Administrative Services Agreement and Plans of Distribution adopted pursuant to rule 12b-1 under the 1940 Act, that the fund may enter into, renew or continue, and to make its recommendations to the full board of directors on these matters. One contracts committee meeting was held during the 2008 fiscal year.

The fund has a nominating committee comprised of William D. Jones, John M.
Lillie, John G. McDonald, Henry E. Riggs and Patricia K. Woolf, none of whom is an "interested person" of the fund within the meaning of the 1940 Act. The committee periodically reviews such issues as the board's composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. The committee also evaluates, selects and nominates independent director candidates to the full board of directors. While the committee normally is able to identify from its own and other resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the fund, addressed to the fund's secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the committee. Five nominating committee meetings were held during the 2008 fiscal year.

The fund has a proxy committee comprised of Robert A. Fox, Leonade D. Jones,
John G. McDonald, Isaac Stein and Patricia K. Woolf, none of whom is an
"interested person" of the fund within the meaning of the 1940 Act. The committee's functions include reviewing procedures and policies for voting proxies of companies held in the fund's portfolio, making determinations with regard to certain contested proxy voting issues, and discussing related current issues. Four proxy committee meetings were held during the 2008 fiscal year.

PROXY VOTING PROCEDURES AND PRINCIPLES -- The fund's investment adviser, in consultation with the fund's board, has adopted Proxy Voting Procedures and
Principles (the "Principles") with respect to voting proxies of securities held by the fund, other American Funds, Endowments and American Funds Insurance
Series. The complete text of these principles is available on the American Funds website at americanfunds.com. Certain American Funds, including the fund, have established separate proxy voting committees that vote proxies or delegate to a voting officer the authority to vote on behalf of those funds. Proxies for all other funds are voted by a committee of the appropriate equity investment division of the investment adviser under authority delegated by those funds'
boards. Therefore, if more than one fund invests in the same company, they may vote differently on the same proposal.

                     The Income Fund of America -- Page 22

All U.S. proxies are voted. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available. After a proxy statement is received, the investment adviser prepares a summary of the proposals contained in the proxy statement. A discussion of any potential conflicts of interest also is included in the summary. For proxies of securities managed by a particular investment division of the investment adviser, the initial voting recommendation is made by one or more of the division's investment analysts familiar with the company and industry. A second recommendation is made by a proxy coordinator (an investment analyst with experience in corporate governance and proxy voting matters) within the appropriate investment division, based on knowledge of these Principles and familiarity with proxy-related issues. The proxy summary and voting recommendations are made available to the appropriate proxy voting committee for a final voting decision.

The analyst and proxy coordinator making voting recommendations are responsible for noting any potential material conflicts of interest. One example might be where a director of one or more American Funds is also a director of a company whose proxy is being voted. In such instances, proxy voting committee members are alerted to the potential conflict. The proxy voting committee may then elect to vote the proxy or seek a third-party recommendation or vote of an ad hoc group of committee members.

The Principles, which have been in effect in substantially their current form for many years, provide an important framework for analysis and decision-making by all funds. However, they are not exhaustive and do not address all potential issues. The Principles provide a certain amount of flexibility so that all relevant facts and circumstances can be considered in connection with every vote. As a result, each proxy received is voted on a case-by-case basis considering the specific circumstances of each proposal. The voting process reflects the funds' understanding of the company's business, its management and its relationship with shareholders over time.

Information regarding how the fund voted proxies relating to portfolio securities during the 12-month period ended June 30 of each year will be available on or about September 1 of each year (a) without charge, upon request by calling American Funds Service Company at 800/421-0180, (b) on the American
Funds website and (c) on the SEC's website at sec.gov.

The following summary sets forth the general positions of the American Funds,
Endowments, American Funds Insurance Series and the investment adviser on various proposals. A copy of the full Principles is available upon request, free of charge, by calling American Funds Service Company or visiting the American
Funds website.

     DIRECTOR MATTERS -- The election of a company's slate of nominees for director generally is supported. Votes may be withheld for some or all of the nominees if this is determined to be in the best interest of shareholders. Separation of the chairman and CEO positions also may be supported.

     GOVERNANCE PROVISIONS -- Typically, proposals to declassify a board (elect all directors annually) are supported based on the belief that this increases the directors' sense of accountability to shareholders. Proposals for cumulative voting generally are supported in order to promote management and board accountability and an opportunity for leadership change. Proposals designed to make director elections more meaningful, either by requiring a majority vote or by requiring any director receiving more withhold votes than affirmative votes to tender his or her resignation, generally are supported.

                     The Income Fund of America -- Page 23

     SHAREHOLDER RIGHTS -- Proposals to repeal an existing poison pill generally are supported. (There may be certain circumstances, however, when a proxy voting committee of a fund or an investment division of the investment adviser believes that a company needs to maintain anti-takeover protection.) Proposals to eliminate the right of shareholders to act by written consent or to take away a shareholder's right to call a special meeting typically are not supported.

     COMPENSATION AND BENEFIT PLANS -- Option plans are complicated, and many factors are considered in evaluating a plan. Each plan is evaluated based on protecting shareholder interests and a knowledge of the company and its management. Considerations include the pricing (or repricing) of options awarded under the plan and the impact of dilution on existing shareholders from past and future equity awards. Compensation packages should be structured to attract, motivate and retain existing employees and qualified directors; however, they should not be excessive.

     ROUTINE MATTERS -- The ratification of auditors, procedural matters relating to the annual meeting and changes to company name are examples of items considered routine. Such items generally are voted in favor of management's recommendations unless circumstances indicate otherwise.

The following table identifies those investors who own of record, or are known by the fund to own beneficially 5% or more of any class of its shares as of the opening of business on March 1, 2009. Unless otherwise indicated, the ownership percentages below represent ownership of record rather than beneficial ownership.

            NAME AND ADDRESS                OWNERSHIP   OWNERSHIP PERCENTAGE
-------------------------------------------------------------------------------

 Edward D. Jones & Co.                       Record     Class A        28.80%
 Omnibus Account                                        Class B        16.04
 Maryland Heights, MO
-------------------------------------------------------------------------------
 First Clearing, LLC                         Record     Class A         9.42
 Custody Account                                        Class B        10.55
 Glen Allen, VA                                         Class C        13.02
                                                        Class F-1       7.52
-------------------------------------------------------------------------------
 Merrill Lynch                               Record     Class B         7.64
 Omnibus Account                                        Class C        16.61
 Jacksonville, FL                                       Class F-1       5.26
-------------------------------------------------------------------------------
 Citigroup Global Markets, Inc.              Record     Class B         6.52
 Omnibus Account                                        Class C        14.10
 New York, NY                                           Class F-1       5.35
-------------------------------------------------------------------------------
 Charles Schwab & Co., Inc.                  Record     Class F-1       9.30
 Custody Account                                        Class R-4       5.46
 San Francisco. CA
-------------------------------------------------------------------------------
 LPL Financial                               Record     Class F-1       8.97
 Omnibus Account                                        Class F-2      17.10
 San Diego, CA
-------------------------------------------------------------------------------
 Hartford Life Insurance Co. Separate        Record     Class R-1      43.98
 Account                                    Beneficial  Class R-3      10.06
 401K Plan
 Hartford, CT
-------------------------------------------------------------------------------
 ING Life Insurance & Annuity                Record     Class R-3      14.77
 Hartford, CT
-------------------------------------------------------------------------------
 Nationwide Trust Company                    Record     Class R-3       5.45
 Columbus, OH                                           Class R-5       8.07
-------------------------------------------------------------------------------
 Principal Financial Group                   Record     Class R-4       6.55
 Omnibus Account
 Des Moines, IA
-------------------------------------------------------------------------------
 NFS, LLC FEBO                               Record     Class R-4       6.24
 State Street Bank Trust Co.                Beneficial
 Purchase, NY
-------------------------------------------------------------------------------
 American Funds 2020 Target Date             Record     Class R-5       7.50
 Retirement Fund
 Norfolk, VA
-------------------------------------------------------------------------------
 American Funds 2015 Target Date             Record     Class R-5       6.77
 Retirement Fund
 Norfolk, VA
-------------------------------------------------------------------------------
 Intersil Corporation                        Record     Class R-5       6.45
 Profit Sharing Plan                        Beneficial
 Baltimore, MD
-------------------------------------------------------------------------------
 American Funds 2025 Target Date             Record     Class R-5       5.96
 Retirement Fund
 Norfolk, VA
-------------------------------------------------------------------------------
 American Funds 2010 Target Date             Record     Class R-5       5.88
 Retirement Fund
 Norfolk, VA
-------------------------------------------------------------------------------

                     The Income Fund of America -- Page 24

UNLESS OTHERWISE NOTED, REFERENCES IN THIS STATEMENT OF ADDITIONAL INFORMATION
TO CLASS F SHARES, CLASS R SHARES OR CLASS 529 SHARES REFER TO BOTH F SHARE
CLASSES, ALL R SHARE CLASSES OR ALL 529 SHARE CLASSES, RESPECTIVELY.

INVESTMENT ADVISER -- Capital Research and Management Company, the fund's investment adviser, founded in 1931, maintains research facilities in the United
States and abroad (Los Angeles, San Francisco, New York, Washington, DC, London,
Geneva, Hong Kong, Singapore and Tokyo). These facilities are staffed with experienced investment professionals. The investment adviser is located at 333
South Hope Street, Los Angeles, CA 90071 and 6455 Irvine Center Drive, Irvine,
CA 92618. It is a wholly owned subsidiary of The Capital Group Companies, Inc., a holding company for several investment management subsidiaries. Capital
Research and Management Company manages equity assets through two investment divisions, Capital World Investors and Capital Research Global Investors, and
manages fixed-income assets through its Fixed Income division. Capital World
Investors and Capital Research Global Investors make investment decisions on an independent basis.

                     The Income Fund of America -- Page 25

The investment adviser has adopted policies and procedures that address issues that may arise as a result of an investment professional's management of the fund and other funds and accounts. Potential issues could involve allocation of investment opportunities and trades among funds and accounts, use of information regarding the timing of fund trades, investment professional compensation and voting relating to portfolio securities. The investment adviser believes that its policies and procedures are reasonably designed to address these issues.

COMPENSATION OF INVESTMENT PROFESSIONALS -- As described in the prospectus, the investment adviser uses a system of multiple portfolio counselors in managing fund assets. In addition, Capital Research and Management Company's investment analysts may make investment decisions with respect to a portion of a fund's portfolio within their research coverage.

Portfolio counselors and investment analysts are paid competitive salaries by
Capital Research and Management Company. In addition, they may receive bonuses based on their individual portfolio results. Investment professionals also may participate in profit-sharing plans. The relative mix of compensation represented by bonuses, salary and profit-sharing plans will vary depending on the individual's portfolio results, contributions to the organization and other factors.

To encourage a long-term focus, bonuses based on investment results are calculated by comparing pretax total investment returns to relevant benchmarks over the most recent year, a four-year rolling average and an eight-year rolling average with greater weight placed on the four-year and eight-year rolling averages. For portfolio counselors, benchmarks may include measures of the marketplaces in which the fund invests and measures of the results of comparable mutual funds. For investment analysts, benchmarks may include relevant market measures and appropriate industry or sector indexes reflecting their areas of expertise. Capital Research and Management Company makes periodic subjective assessments of analysts' contributions to the investment process and this is an element of their overall compensation. The investment results of each of the fund's portfolio counselors may be measured against one or more of the following benchmarks, depending on his or her investment focus: Lipper Income Funds Index,
Credit Suisse First Boston High Yield Bond Index, Lipper High Current Yield Bond
Funds Average, Barclays Capital U.S. Aggregate Index (formerly Lehman Brothers
U.S. Aggregate Index), MSCI World Index (ex-U.S.), MSCI USA Index.

PORTFOLIO COUNSELOR FUND HOLDINGS AND OTHER MANAGED ACCOUNTS -- As described below, portfolio counselors may personally own shares of the fund. In addition, portfolio counselors may manage portions of other mutual funds or accounts advised by Capital Research and Management Company or its affiliates.

                     The Income Fund of America -- Page 26

THE FOLLOWING TABLE REFLECTS INFORMATION AS OF JULY 31, 2008:

                                        NUMBER             NUMBER
                                       OF OTHER           OF OTHER           NUMBER
                                      REGISTERED           POOLED           OF OTHER
                                      INVESTMENT         INVESTMENT         ACCOUNTS
                                   COMPANIES (RICS)   VEHICLES (PIVS)      FOR WHICH
                                       FOR WHICH         FOR WHICH         PORTFOLIO
                                       PORTFOLIO         PORTFOLIO         COUNSELOR
                     DOLLAR RANGE      COUNSELOR         COUNSELOR        IS A MANAGER
                       OF FUND       IS A MANAGER       IS A MANAGER       (ASSETS OF
     PORTFOLIO          SHARES      (ASSETS OF RICS   (ASSETS OF PIVS    OTHER ACCOUNTS
     COUNSELOR         OWNED/1/     IN BILLIONS)/2/   IN BILLIONS)/3/   IN BILLIONS)/4/
------------------------------------------------------------------------------------------

 Hilda L. Applbaum    $100,001 -      2      $ 54.8         None              None
                       $500,000
------------------------------------------------------------------------------------------
 David C. Barclay        Over         4      $168.2      4      $1.49      19      $6.77
                      $1,000,000
------------------------------------------------------------------------------------------
 Abner D.             $500,001 -      4      $150.4         None              None
 Goldstine            $1,000,000
------------------------------------------------------------------------------------------
 Dina N. Perry           Over         3      $157.6      1      $1.05         None
                      $1,000,000
------------------------------------------------------------------------------------------
 Andrew B. Suzman        Over            None            1      $0.05         None
                      $1,000,000
------------------------------------------------------------------------------------------
 Joanna F. Jonsson    $100,001 -      1      $ 53.5      1      $0.05         None
                       $500,000
------------------------------------------------------------------------------------------
 John H. Smet         $50,001 -       7      $204.7         None           3       $2.29
                       $100,000
------------------------------------------------------------------------------------------
 Steven T. Watson     $50,001 -       2      $154.2         None              None
                       $100,000
------------------------------------------------------------------------------------------
 Grant L.             $50,001 -          None               None              None
 Cambridge             $100,000
------------------------------------------------------------------------------------------

1 Ownership disclosure is made using the following ranges: None; $1 - $10,000;
 $10,001 - $50,000; $50,001 - $100,000; $100,001 - $500,000; $500,001 -
 $1,000,000; and Over $1,000,000. The amounts listed include shares owned through The Capital Group Companies, Inc. retirement plan and 401(k) plan.
2 Indicates fund(s) where the portfolio counselor also has significant responsibilities for the day to day management of the fund(s). Assets noted are the total net assets of the registered investment companies and are not the total assets managed by the individual, which is a substantially lower amount.
 No fund has an advisory fee that is based on the performance of the fund.
3 Represents funds advised or sub-advised by Capital Research and Management
 Company and sold outside the United States and/ or fixed-income assets in institutional accounts managed by investment adviser subsidiaries of Capital
 Group International, Inc., an affiliate of Capital Research and Management
 Company. Assets noted are the total net assets of the funds or accounts and are not the total assets managed by the individual, which is a substantially lower amount. No fund or account has an advisory fee that is based on the performance of the fund or account.
4 Reflects other professionally managed accounts held at companies affiliated with Capital Research and Management Company. Personal brokerage accounts of portfolio counselors and their families are not reflected.

INVESTMENT ADVISORY AND SERVICE AGREEMENT -- The Investment Advisory and Service
Agreement (the "Agreement") between the fund and the investment adviser will continue in effect until December 31, 2009, unless sooner terminated, and may be renewed from year to year

                     The Income Fund of America -- Page 27

thereafter, provided that any such renewal has been specifically approved at least annually by (a) the board of directors, or by the vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the fund, and
(b) the vote of a majority of directors who are not parties to the Agreement or interested persons (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The
Agreement provides that the investment adviser has no liability to the fund for its acts or omissions in the performance of its obligations to the fund not involving willful misconduct, bad faith, gross negligence or reckless disregard of its obligations under the Agreement. The Agreement also provides that either party has the right to terminate it, without penalty, upon 60 days' written notice to the other party, and that the Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

In addition to providing investment advisory services, the investment adviser furnishes the services and pays the compensation and travel expenses of persons to perform the fund's executive, administrative, clerical and bookkeeping functions, and provides suitable office space, necessary small office equipment and utilities, general purpose accounting forms, supplies and postage used at the fund's offices. The fund pays all expenses not assumed by the investment adviser, including, but not limited to: custodian, stock transfer and dividend disbursing fees and expenses; shareholder recordkeeping and administrative expenses; costs of the designing, printing and mailing of reports, prospectuses, proxy statements and notices to its shareholders; taxes; expenses of the issuance and redemption of fund shares (including stock certificates, registration and qualification fees and expenses); expenses pursuant to the fund's plans of distribution (described below); legal and auditing expenses;
compensation, fees and expenses paid to independent directors; association dues;
costs of stationery and forms prepared exclusively for the fund; and costs of assembling and storing shareholder account data.

The management fee is based upon the daily net assets of the fund and monthly gross investment income. Gross investment income is determined in accordance with generally accepted accounting principles and does not include gains or losses from sales of capital assets.

The management fee is based upon the annual rates of 0.25% on the first $500 million of the fund's daily net assets, 0.23% on daily net assets in excess of
$500 million but not exceeding $1 billion, 0.21% on daily net assets in excess of $1 billion but not exceeding $1.5 billion, 0.19% on daily net assets in excess of $1.5 billion but not exceeding $2.5 billion, 0.17% on daily net assets in excess of $2.5 billion but not exceeding $4 billion, 0.16% on daily net assets in excess of $4 billion but not exceeding $6.5 billion, 0.15% on daily net assets in excess of $6.5 billion but not exceeding $10.5 billion, 0.144% on daily net assets in excess of $10.5 billion but not exceeding $13 billion,
0.141% on daily net assets in excess of $13 billion but not exceeding $17 billion, 0.138% on daily net assets in excess of $17 billion but not exceeding
$21 billion, 0.135% on daily net assets in excess of $21 billion but not exceeding $27 billion, 0.133% on daily net assets in excess of $27 billion but not exceeding $34 billion, 0.131% on daily net assets in excess of $34 billion but not exceeding $44 billion, 0.129% on daily net assets in excess of $44 billion but not exceeding $55 billion, 0.127% on daily net assets in excess of
$55 billion but not exceeding $71 billion, and 0.125% on daily net assets in excess of $71 billion but not exceeding $89 billion, 0.123% on daily net assets in excess of $89 billion, plus 2.25% of the fund's gross investment income for the preceding month.

The Agreement provides for a management fee reduction to the extent that the annual ordinary operating expenses of the fund's Class A shares exceed 1 1/2% of the first $30 million of the net assets of the fund and 1% of the average net assets in excess thereof. Expenses which are not

                     The Income Fund of America -- Page 28

subject to these limitations are interest, taxes and extraordinary expenses.
Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses. To the extent the fund's management fee must be waived due to Class A share expense ratios exceeding the expense limitations described above, management fees will be reduced similarly for all classes of shares of the fund, or other Class A fees will be waived in lieu of management fees.

For the fiscal years ended July 31, 2008, 2007 and 2006, the investment adviser was entitled to receive from the fund management fees of $210,885,000,
$193,966,000 and $157,792,000, respectively. After giving effect to the management fee waiver described below, the fund paid the investment adviser management fees of $189,791,000 (a reduction of $21,094,000), $174,569,000 (a reduction of $19,397,000) and $142,013,000 (a reduction of $15,779,000) for the fiscal years ended July 31, 2008, 2007 and 2006, respectively.

For the period from September 1, 2004 through March 31, 2005, the investment adviser agreed to waive 5% of the management fees that it was otherwise entitled to receive under the Agreement. From April 1, 2005 through December 31, 2008, this waiver increased to 10% of the management fees that the investment adviser was otherwise entitled to receive. The waiver was discontinued effective January
1, 2009.

ADMINISTRATIVE SERVICES AGREEMENT -- The Administrative Services Agreement (the
"Administrative Agreement") between the fund and the investment adviser relating to the fund's Class C, F, R and 529 shares will continue in effect until
December 31, 2009, unless sooner terminated, and may be renewed from year to year thereafter, provided that any such renewal has been specifically approved at least annually by the vote of a majority of directors who are not parties to the Administrative Agreement or interested persons (as defined in the 1940 Act)
of any such party, cast in person at a meeting called for the purpose of voting on such approval. The fund may terminate the Administrative Agreement at any time by vote of a majority of independent directors. The investment adviser has the right to terminate the Administrative Agreement upon 60 days' written notice to the fund. The Administrative Agreement automatically terminates in the event of its assignment (as defined in the 1940 Act).

Under the Administrative Agreement, the investment adviser provides certain transfer agent and administrative services for shareholders of the fund's Class
C and F shares, and Class R and 529 shares. The investment adviser may contract with third parties, including American Funds Service Company,/(R)/ the fund's
Transfer Agent, to provide some of these services. Services include, but are not limited to, shareholder account maintenance, transaction processing, tax information reporting and shareholder and fund communications. In addition, the investment adviser monitors, coordinates, oversees and assists with the activities performed by third parties providing such services.

The investment adviser receives an administrative services fee at the annual rate of up to 0.15% of the average daily net assets for Class C, F, R (excluding
Class R-5 and R-6 shares) and 529 shares for administrative services provided to these share classes. Administrative services fees are paid monthly and accrued daily. The investment adviser uses a portion of this fee to compensate third parties for administrative services provided to the fund. Of the remainder, the investment adviser does not retain more than 0.05% of the average daily net assets for each applicable share class. For Class R-5 and R-6 shares, the administrative services fee is calculated at the annual rate of up to 0.10% and
0.05%, respectively, of the average daily net

                     The Income Fund of America -- Page 29

assets of such class. The administrative services fee includes compensation for transfer agent and shareholder services provided to the fund's Class C, F, R and
529 shares. In addition to making administrative service fee payments to unaffiliated third parties, the investment adviser also makes payments from the administrative services fee to American Funds Service Company according to a fee schedule, based principally on the number of accounts serviced, contained in a
Shareholder Services Agreement between the fund and American Funds Service
Company. A portion of the fees paid to American Funds Service Company for transfer agent services is also paid directly from the relevant share class.

During the 2008 fiscal year, administrative services fees, gross of any payments made by the investment adviser, were:

                                               ADMINISTRATIVE SERVICES FEE
--------------------------------------------------------------------------------

                CLASS C                                $9,849,000
--------------------------------------------------------------------------------
               CLASS F-1                                2,999,000
--------------------------------------------------------------------------------
               CLASS F-2                                       --
--------------------------------------------------------------------------------
              CLASS 529-A                                 541,000
--------------------------------------------------------------------------------
              CLASS 529-B                                 108,000
--------------------------------------------------------------------------------
              CLASS 529-C                                 254,000
--------------------------------------------------------------------------------
              CLASS 529-E                                  26,000
--------------------------------------------------------------------------------
             CLASS 529-F-1                                 17,000
--------------------------------------------------------------------------------
               CLASS R-1                                  113,000
--------------------------------------------------------------------------------
               CLASS R-2                                2,372,000
--------------------------------------------------------------------------------
               CLASS R-3                                2,055,000
--------------------------------------------------------------------------------
               CLASS R-4                                  827,000
--------------------------------------------------------------------------------
               CLASS R-5                                  448,000
--------------------------------------------------------------------------------

PRINCIPAL UNDERWRITER AND PLANS OF DISTRIBUTION -- American Funds
Distributors,/(R)/ Inc. (the "Principal Underwriter") is the principal underwriter of the fund's shares. The Principal Underwriter is located at 333
South Hope Street, Los Angeles, CA 90071; 6455 Irvine Center Drive, Irvine, CA
92618; 3500 Wiseman Boulevard, San Antonio, TX 78251; 8332 Woodfield Crossing
Boulevard, Indianapolis, IN 46240; and 5300 Robin Hood Road, Norfolk, VA 23513.

The Principal Underwriter receives revenues relating to sales of the fund's shares, as follows:

     .    For Class A and 529-A shares, the Principal Underwriter receives commission revenue consisting of the balance of the Class A and 529-A sales charge remaining after the allowances by the Principal
          Underwriter to investment dealers.

     .    For Class B and 529-B shares, the Principal Underwriter sells its rights to the 0.75% distribution-related portion of the 12b-1 fees paid by the fund, as well as any contingent deferred sales charges, to a third party. The Principal Underwriter compensates investment dealers for sales of Class B and 529-B shares out of the

                     The Income Fund of America -- Page 30

          proceeds of this sale and keeps any amounts remaining after this compensation is paid.

     .    For Class C and 529-C shares, the Principal Underwriter receives any contingent deferred sales charges that apply during the first year after purchase.

In addition, the fund reimburses the Principal Underwriter for advancing immediate service fees to qualified dealers and advisers upon the sale of Class
B, 529-B, C and 529-C shares. The fund also reimburses the Principal Underwriter for service fees (and, in the case of Class 529-E shares, commissions) paid on a quarterly basis to qualified dealers and advisers in connection with investments in Class F-1, 529-F-1, 529-E, R-1, R-2, R-3 and R-4 shares.

Commissions, revenue or service fees retained by the Principal Underwriter after allowances or compensation to dealers were:

                                                                 COMMISSIONS,        ALLOWANCE OR
                                                                    REVENUE          COMPENSATION
                                           FISCAL YEAR/PERIOD  OR FEES RETAINED       TO DEALERS
-----------------------------------------------------------------------------------------------------

                 CLASS A                          2008            $32,105,000        $136,408,000
                                                  2007             45,058,000         193,258,000
                                                  2006             30,657,000         132,403,000
-----------------------------------------------------------------------------------------------------
                 CLASS B                          2008              1,760,000          10,385,000
                                                  2007              2,586,000          17,915,000
                                                  2006              2,217,000          13,356,000
-----------------------------------------------------------------------------------------------------
                 CLASS C                          2008              6,127,000          11,562,000
                                                  2007                     --          20,465,000
                                                  2006              4,427,000          11,810,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-A                        2008                714,000           3,223,000
                                                  2007                846,000           3,843,000
                                                  2006                621,000           2,871,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-B                        2008                 59,000             431,000
                                                  2007                 71,000             471,000
                                                  2006                 70,000             432,000
-----------------------------------------------------------------------------------------------------
               CLASS 529-C                        2008                 87,000             562,000
                                                  2007                     --             700,000
                                                  2006                 42,000             448,000
-----------------------------------------------------------------------------------------------------

                     The Income Fund of America -- Page 31

Plans of distribution -- The fund has adopted plans of distribution (the
"Plans") pursuant to rule 12b-1 under the 1940 Act. The Plans permit the fund to expend amounts to finance any activity primarily intended to result in the sale of fund shares, provided the fund's board of directors has approved the category of expenses for which payment is being made.

Each Plan is specific to a particular share class of the fund. As the fund has not adopted a Plan for Class F-2, Class R-5 or Class R-6, no 12b-1 fees are paid from Class F-2, Class R-5 or Class R-6 share assets and the following disclosure is not applicable to these share classes.

Payments under the Plans may be made for service-related and/or distribution-related expenses. Service-related expenses include paying service fees to qualified dealers. Distribution-related expenses include commissions paid to qualified dealers. The amounts actually paid under the Plans for the past fiscal year, expressed as a percentage of the fund's average daily net assets attributable to the applicable share class, are disclosed in the prospectus under "Fees and expenses of the fund." Further information regarding the amounts available under each Plan is in the "Plans of Distribution" section of the prospectus.

Following is a brief description of the Plans:

     CLASS A AND 529-A -- For Class A and 529-A shares, up to 0.25% of the fund's average daily net assets attributable to such shares is reimbursed to the Principal Underwriter for paying service-related expenses, and the balance available under the applicable Plan may be paid to the Principal
     Underwriter for distribution-related expenses. The fund may annually expend up to 0.25% for Class A shares and up to 0.50% for Class 529-A shares under the applicable Plan.

     Distribution-related expenses for Class A and 529-A shares include dealer commissions and wholesaler compensation paid on sales of shares of $1 million or more purchased without a sales charge. Commissions on these "no load" purchases (which are described in further detail under the "Sales
     Charges" section of this statement of additional information) in excess of the Class A and 529-A Plan limitations and not reimbursed to the Principal
     Underwriter during the most recent fiscal quarter are recoverable for five quarters, provided that the reimbursement of such commissions does not cause the fund

                     The Income Fund of America -- Page 32

     to exceed the annual expense limit. After five quarters, these commissions are not recoverable.

     CLASS B AND 529-B -- The Plans for Class B and 529-B shares provide for payments to the Principal Underwriter of up to 0.25% of the fund's average daily net assets attributable to such shares for paying service-related expenses and 0.75% for distribution-related expenses, which include the financing of commissions paid to qualified dealers.

     OTHER SHARE CLASSES (CLASS C, 529-C, F-1, 529-F-1, 529-E, R-1, R-2, R-3 AND
     R-4) -- The Plans for each of the other share classes that have adopted
     Plans provide for payments to the Principal Underwriter for paying service-related and distribution-related expenses of up to the following amounts of the fund's average daily net assets attributable to such shares:

                                             SERVICE                    TOTAL
                                             RELATED   DISTRIBUTION   ALLOWABLE
                                            PAYMENTS/1/  RELATED        UNDER
                    SHARE CLASS                        PAYMENTS/1/   THE PLANS/2/
----------------------------------------------------------------------------------

          Class C                              0.25%       0.75%         1.00%
         --------------------------------------------------------------------------
          Class 529-C                          0.25        0.75          1.00
         --------------------------------------------------------------------------
          Class F-1                            0.25          --          0.50
         --------------------------------------------------------------------------
          Class 529-F-1                        0.25          --          0.50
         --------------------------------------------------------------------------
          Class 529-E                          0.25        0.25          0.75
         --------------------------------------------------------------------------
          Class R-1                            0.25        0.75          1.00
         --------------------------------------------------------------------------
          Class R-2                            0.25        0.50          1.00
         --------------------------------------------------------------------------
          Class R-3                            0.25        0.25          0.75
         --------------------------------------------------------------------------
          Class R-4                            0.25          --          0.50
----------------------------------------------------------------------------------

     1Amounts in these columns represent the amounts approved by the board of directors under the applicable Plan.
     2The fund may annually expend the amounts set forth in this column under the current Plans with the approval of the board of directors.

During the 2008 fiscal year, 12b-1 expenses accrued and paid, and if applicable, unpaid, were:

                                                      12B-1 UNPAID LIABILITY
                               12B-1 EXPENSES              OUTSTANDING
------------------------------------------------------------------------------

        CLASS A                 $151,516,000               $18,592,000
------------------------------------------------------------------------------
        CLASS B                   47,894,000                 4,151,000
------------------------------------------------------------------------------
        CLASS C                   86,640,000                10,239,000
------------------------------------------------------------------------------
       CLASS F-1                   7,614,000                 1,437,000
------------------------------------------------------------------------------
      CLASS 529-A                  1,440,000                   256,000
------------------------------------------------------------------------------
      CLASS 529-B                  1,173,000                   115,000
------------------------------------------------------------------------------
      CLASS 529-C                  2,910,000                   419,000
------------------------------------------------------------------------------
      CLASS 529-E                    167,000                    25,000
------------------------------------------------------------------------------
     CLASS 529-F-1                        --                        --
------------------------------------------------------------------------------
       CLASS R-1                     852,000                   143,000
------------------------------------------------------------------------------
       CLASS R-2                   4,123,000                   609,000
------------------------------------------------------------------------------
       CLASS R-3                   5,420,000                   849,000
------------------------------------------------------------------------------
       CLASS R-4                   1,396,000                   262,000
------------------------------------------------------------------------------

                     The Income Fund of America -- Page 33

Approval of the Plans -- As required by rule 12b-1 and the 1940 Act, the Plans
(together with the Principal Underwriting Agreement) have been approved by the full board of directors and separately by a majority of the independent directors of the fund who have no direct or indirect financial interest in the operation of the Plans or the Principal Underwriting Agreement. In addition, the selection and nomination of independent directors of the fund are committed to the discretion of the independent directors during the existence of the Plans.

Potential benefits of the Plans to the fund include quality shareholder services, savings to the fund in transfer agency costs, and benefits to the investment process from growth or stability of assets. The Plans may not be amended to materially increase the amount spent for distribution without shareholder approval. Plan expenses are reviewed quarterly by the board of directors and the Plans must be renewed annually by the board of directors.

FEE TO VIRGINIA COLLEGE SAVINGS PLAN -- With respect to Class 529 Shares, as compensation for its oversight and administration, Virginia College Savings Plan receives a quarterly fee accrued daily and calculated at the annual rate of
0.10% on the first $30 billion of the net assets invested in Class 529 Shares of the American Funds, 0.09% on net assets between $30 billion and $60 billion,
0.08% on net assets between $60 billion and $90 billion, 0.07% on net assets between $90 billion and $120 billion, and 0.06% on net assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of average net assets of Class 529 Shares of the
American Funds for the last month of the prior calendar quarter.

FUND EXPENSES -- In periods of market volatility, assets of the fund may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the annual fund operating expenses table in the prospectus.

OTHER COMPENSATION TO DEALERS -- As of October 2008, the top dealers (or their affiliates) that American Funds Distributors anticipates will receive additional compensation (as described in the prospectus) include:

     AIG Advisors Group
          Advantage Capital Corporation
          AIG Financial Advisors, Inc.
          American General Securities Incorporated
          FSC Securities Corporation
          Royal Alliance Associates, Inc.
     AXA Advisors, LLC
     Cadaret, Grant & Co., Inc.

                     The Income Fund of America -- Page 34

     Cambridge Investment Research, Inc.
     Commonwealth Financial Network
     Cuna Brokerage Services, Inc.
     Deutsche Bank Securities Inc.
     Edward Jones
     Genworth Financial Securities Corporation
     Hefren-Tillotson, Inc.
     HTK / Janney Montgomery Group
          Hornor, Townsend & Kent, Inc.
          Janney Montgomery Scott LLC
     ING Advisors Network Inc.
          Bancnorth Investment Group, Inc.
          Financial Network Investment Corporation
          Guaranty Brokerage Services, Inc.
          ING Financial Partners, Inc.
          Multi-Financial Securities Corporation
          Primevest Financial Services, Inc.
     Intersecurities / Transamerica
          InterSecurities, Inc.
          Transamerica Financial Advisors, Inc.
     JJB Hilliard/PNC Bank
          J.J.B. Hilliard, W.L. Lyons, Inc.
          PNC Bank, National Association
          PNC Investments LLC
     Lincoln Financial Advisors Corporation
     LPL Group
          Associated Securities Corp.
          LPL Financial Corporation
          Mutual Service Corporation
          Uvest Investment Services
          Waterstone Financial Group, Inc.
     Merrill Lynch, Pierce, Fenner & Smith Incorporated
     Metlife Enterprises
          Metlife Securities Inc.
          New England Securities
          Tower Square Securities
          Walnut Street Securities, Inc.
     MML Investors Services, Inc.
     Morgan Keegan & Company, Inc.
     Morgan Stanley & Co., Incorporated
     National Planning Holdings Inc.
          Invest Financial Corporation
          Investment Centers of America, Inc.
          National Planning Corporation
          SII Investments, Inc.
     NFP Securities, Inc.
     Northwestern Mutual Investment Services, LLC
     Park Avenue Securities LLC
     Princor Financial Services Corporation
     Raymond James Group

                     The Income Fund of America -- Page 35

          Raymond James & Associates, Inc.
          Raymond James Financial Services Inc.
     RBC Dain Rauscher Inc.
     Robert W. Baird & Co. Incorporated
     Securian / C.R.I.
          CRI Securities, LLC
          Securian Financial Services, Inc.
     Smith Barney
          Legg Mason
          Primerica Financial Services
     U.S. Bancorp Investments, Inc.
     UBS Financial Services Inc.
     Wachovia Group
          A. G. Edwards, a Division of Wachovia Securities, LLC
          First Clearing LLC
          Wachovia Securities Financial Network, LLC
          Wachovia Securities Investment Services Group
          Wachovia Securities Latin American Channel
          Wachovia Securities Private Client Group
     Wells Fargo Investments, LLC

                      EXECUTION OF PORTFOLIO TRANSACTIONS

The investment adviser places orders with broker-dealers for the fund's portfolio transactions. Purchases and sales of equity securities on a securities exchange or an over-the-counter market are effected through broker-dealers who receive commissions for their services. Generally, commissions relating to securities traded on foreign exchanges will be higher than commissions relating to securities traded on U.S. exchanges and may not be subject to negotiation.
Equity securities may also be purchased from underwriters at prices that include underwriting fees. Purchases and sales of fixed-income securities are generally made with an issuer or a primary market-maker acting as principal with no stated
brokerage commission. The price paid to an underwriter for fixed-income securities includes underwriting fees. Prices for fixed-income securities in secondary trades usually include undisclosed compensation to the market-maker reflecting the spread between the bid and ask prices for the securities.

In selecting broker-dealers, the investment adviser strives to obtain "best execution" (the most favorable total price reasonably attainable under the circumstances) for the fund's portfolio transactions, taking into account a variety of factors. These factors include the size and type of transaction, the nature and character of the markets for the security to be purchased or sold, the cost, quality and reliability of the executions and the broker-dealer's ability to offer liquidity and anonymity. The investment adviser considers these factors, which involve qualitative judgments, when selecting broker-dealers and execution venues for fund portfolio transactions. The investment adviser views best execution as a process that should be evaluated over time as part of an overall relationship with particular broker-dealer firms rather than on a trade-by-trade basis. The fund does not consider the investment adviser as having an obligation to obtain the lowest commission rate available for a portfolio transaction to the exclusion of price, service and qualitative considerations.

The investment adviser may execute portfolio transactions with broker-dealers who provide certain brokerage and/or investment research services to it, but only when in the investment

                     The Income Fund of America -- Page 36

adviser's judgment the broker-dealer is capable of providing best execution for that transaction. The receipt of these services permits the investment adviser to supplement its own research and analysis and makes available the views of, and information from, individuals and the research staffs of other firms. Such views and information may be provided in the form of written reports, telephone contacts and meetings with securities analysts. These services may include, among other things, reports and other communications with respect to individual companies, industries, countries and regions, economic, political and legal developments, as well as scheduling meetings with corporate executives and seminars and conferences related to relevant subject matters. The investment adviser considers these services to be supplemental to its own internal research efforts and therefore the receipt of investment research from broker-dealers does not tend to reduce the expenses involved in the investment adviser's research efforts. If broker-dealers were to discontinue providing such services it is unlikely the investment adviser would attempt to replicate them on its own, in part because they would then no longer provide an independent, supplemental viewpoint. Nonetheless, if it were to attempt to do so, the investment adviser would incur substantial additional costs. Research services that the investment adviser receives from broker-dealers may be used by the investment adviser in servicing the fund and other funds and accounts that it advises; however, not all such services will necessarily benefit the fund.

The investment adviser may pay commissions in excess of what other broker-dealers might have charged - including on an execution-only basis - for certain portfolio transactions in recognition of brokerage and/or investment research services provided by a broker-dealer. In this regard, the investment adviser has adopted a brokerage allocation procedure consistent with the requirements of Section 28(e) of the U.S. Securities Exchange Act of 1934.
Section 28(e) permits an investment adviser to cause an account to pay a higher commission to a broker-dealer that provides certain brokerage and/or investment research services to the investment adviser, if the investment adviser makes a good faith determination that such commissions are reasonable in relation to the value of the services provided by such broker-dealer to the investment adviser in terms of that particular transaction or the investment adviser's overall responsibility to the fund and other accounts that it advises. Certain brokerage and/or investment research services may not necessarily benefit all accounts paying commissions to each such broker-dealer; therefore, the investment adviser assesses the reasonableness of commissions in light of the total brokerage and investment research services provided by each particular broker-dealer.

In accordance with its internal brokerage allocation procedure, each equity investment division of the investment adviser periodically assesses the brokerage and investment research services provided by each broker-dealer from which it receives such services. Using its judgment, each equity investment division of the investment adviser then creates lists with suggested levels of commissions for particular broker-dealers and provides those lists to its trading desks. Neither the investment adviser nor the fund incurs any obligation to any broker-dealer to pay for research by generating trading commissions. The actual level of business received by any broker-dealer may be less than the suggested level of commissions and can, and often does, exceed the suggested level in the normal course of business. As part of its ongoing relationships with broker-dealers, the investment adviser routinely meets with firms, typically at the firm's request, to discuss the level and quality of the brokerage and research services provided, as well as the perceived value and cost of such services. In valuing the brokerage and investment research services the investment adviser receives from broker-dealers in connection with its good faith determination of reasonableness, the investment adviser does not attribute a dollar value to such services, but rather takes various factors into consideration, including the quantity, quality and usefulness of the services to the investment adviser.

                     The Income Fund of America -- Page 37

The investment adviser seeks, on an ongoing basis, to determine what the reasonable levels of commission rates are in the marketplace. The investment adviser takes various considerations into account when evaluating such reasonableness, including, (a) rates quoted by broker-dealers, (b) the size of a particular transaction in terms of the number of shares and dollar amount, (c)
the complexity of a particular transaction, (d) the nature and character of the markets on which a particular trade takes place, (e) the ability of a broker-dealer to provide anonymity while executing trades, (f) the ability of a broker-dealer to execute large trades while minimizing market impact, (g) the extent to which a broker-dealer has put its own capital at risk, (h) the level and type of business done with a particular broker-dealer over a period of time,
(i) historical commission rates, and (j) commission rates that other institutional investors are paying.

When executing portfolio transactions in the same equity security for the funds and accounts, or portions of funds and accounts, over which the investment adviser, through its equity investment divisions, has investment discretion, each of the investment divisions will normally aggregate its respective purchases or sales and execute them as part of the same transaction or series of transactions. When executing portfolio transactions in the same fixed-income security for the fund and the other funds or accounts over which it or one of its affiliated companies has investment discretion, the investment adviser will normally aggregate such purchases or sales and execute them as part of the same transaction or series of transactions. The objective of aggregating purchases and sales of a security is to allocate executions in an equitable manner among the funds and other accounts that have concurrently authorized a transaction in such security.

The investment adviser may place orders for the fund's portfolio transactions with broker-dealers who have sold shares of the funds managed by the investment adviser or its affiliated companies; however, it does not consider whether a broker-dealer has sold shares of the funds managed by the investment adviser or its affiliated companies when placing any such orders for the fund's portfolio transactions.

Brokerage commissions paid on portfolio transactions for the fiscal years ended
July 31, 2008, 2007 and 2006 amounted to $33,091,000, $28,442,000 and
$30,226,000, respectively.

The fund is required to disclose information regarding investments in the securities of its "regular" broker-dealers (or parent companies of its regular broker-dealers) that derive more than 15% of their revenue from broker-dealer, underwriter or investment adviser activities. A regular broker-dealer is (a) one of the 10 broker-dealers that received from the fund the largest amount of brokerage commissions by participating, directly or indirectly, in the fund's portfolio transactions during the fund's most recent fiscal year; (b) one of the
10 broker-dealers that engaged as principal in the largest dollar amount of portfolio transactions of the fund during the fund's most recent fiscal year; or
(c) one of the 10 broker-dealers that sold the largest amount of securities of the fund during the fund's most recent fiscal year.

At the end of the fund's most recent fiscal year, the fund's regular broker-dealers included Wachovia Securities Private Client Group, Citigroup
Global Markets Inc., J.P. Morgan Securities Inc., Merrill Lynch, Pierce, Fenner
& Smith Incorporated, Lehman Brothers, and Goldman Sachs & Co. As of the fund's most recent fiscal year-end, the fund held equity securities of Wachovia
Corporation in the amount of $245,336,000; Citigroup Inc. in the amount of
$1,052,160,000 and JPMorgan Chase & Co. in the amount of $291,317,000. As of that date the fund held debt securities of Citigroup Inc. in the amount of
$53,074,000; JPMorgan Chase & Co. in the amount of $156,661,000; Merrill Lynch &
Co. Inc. in the amount of $135,757,000; Lehman Brothers

                     The Income Fund of America -- Page 38

Holdings Inc. in the amount of $82,357,000 and Goldman Sachs Group Inc. in the amount of $15,375,000.

                        DISCLOSURE OF PORTFOLIO HOLDINGS

The fund's investment adviser, on behalf of the fund, has adopted policies and procedures with respect to the disclosure of information about fund portfolio securities. These policies and procedures have been reviewed by the fund's board of directors and compliance will be periodically assessed by the board in connection with reporting from the fund's Chief Compliance Officer.

Under these policies and procedures, the fund's complete list of portfolio holdings available for public disclosure, dated as of the end of each calendar quarter, is permitted to be posted on the American Funds website no earlier than the tenth day after such calendar quarter. In practice, the public portfolio typically is posted on the website approximately 45 days after the end of the calendar quarter. In addition, the fund's list of top 10 equity portfolio holdings measured by percentage of net assets invested, dated as of the end of each calendar month, is permitted to be posted on the American Funds website no earlier than the tenth day after such month. Such portfolio holdings information may then be disclosed to any person pursuant to an ongoing arrangement to disclose portfolio holdings information to such person no earlier than one day after the day on which the information is posted on the American Funds website.
The fund's custodian, outside counsel and auditor, each of which requires portfolio holdings information for legitimate business and fund oversight purposes, may receive the information earlier.

Affiliated persons of the fund, including officers of the fund and employees of the investment adviser and its affiliates, who receive portfolio holdings information are subject to restrictions and limitations on the use and handling of such information pursuant to applicable codes of ethics, including requirements not to trade in securities based on confidential and proprietary investment information, to maintain the confidentiality of such information, and to preclear securities trades and report securities transactions activity, as applicable. For more information on these restrictions and limitations, please see the "Code of Ethics" section in this statement of additional information and the Code of Ethics. Third party service providers of the fund, as described in this statement of additional information, receiving such information are subject to confidentiality obligations. When portfolio holdings information is disclosed other than through the American Funds website to persons not affiliated with the fund (which, as described above, would typically occur no earlier than one day after the day on which the information is posted on the American Funds website), such persons will be bound by agreements (including confidentiality agreements)
or fiduciary obligations that restrict and limit their use of the information to legitimate business uses only. Neither the fund nor its investment adviser or any affiliate thereof receives compensation or other consideration in connection with the disclosure of information about portfolio securities.

Subject to board policies, the authority to disclose a fund's portfolio holdings, and to establish policies with respect to such disclosure, resides with the appropriate investment-related committees of the fund's investment adviser. In exercising their authority, the committees determine whether disclosure of information about the fund's portfolio securities is appropriate and in the best interest of fund shareholders. The investment adviser has implemented policies and procedures to address conflicts of interest that may arise from the disclosure of fund holdings. For example, the investment adviser's code of ethics specifically requires, among other things, the safeguarding of information about fund holdings and contains prohibitions designed to

                     The Income Fund of America -- Page 39

prevent the personal use of confidential, proprietary investment information in a way that would conflict with fund transactions. In addition, the investment adviser believes that its current policy of not selling portfolio holdings information and not disclosing such information to unaffiliated third parties until such holdings have been made public on the American Funds website (other than to certain fund service providers for legitimate business and fund oversight purposes) helps reduce potential conflicts of interest between fund shareholders and the investment adviser and its affiliates.

                                PRICE OF SHARES

Shares are purchased at the offering price or sold at the net asset value price next determined after the purchase or sell order is received and accepted by the fund or the Transfer Agent; the offering or net asset value price is effective for orders received prior to the time of determination of the net asset value and, in the case of orders placed with dealers or their authorized designees, accepted by the Principal Underwriter, the Transfer Agent, a dealer or any of their designees. In the case of orders sent directly to the fund or the Transfer
Agent, an investment dealer should be indicated. The dealer is responsible for promptly transmitting purchase and sell orders to the Principal Underwriter.

Orders received by the investment dealer or authorized designee, the Transfer
Agent or the fund after the time of the determination of the net asset value will be entered at the next calculated offering price. Note that investment dealers or other intermediaries may have their own rules about share transactions and may have earlier cut-off times than those of the fund. For more information about how to purchase through your intermediary, contact your intermediary directly.

Prices that appear in the newspaper do not always indicate prices at which you will be purchasing and redeeming shares of the fund, since such prices generally reflect the previous day's closing price, while purchases and redemptions are made at the next calculated price. The price you pay for shares, the offering price, is based on the net asset value per share, which is calculated once daily as of approximately 4 p.m. New York time, which is the normal close of trading on the New York Stock Exchange, each day the Exchange is open. If, for example, the Exchange closes at 1 p.m., the fund's share price would still be determined as of 4 p.m. New York time. The New York Stock Exchange is currently closed on weekends and on the following holidays: New Year's Day; Martin Luther King, Jr.
Day; Presidents' Day; Good Friday; Memorial Day; Independence Day; Labor Day;
Thanksgiving; and Christmas Day. Each share class of the fund has a separately calculated net asset value (and share price).

All portfolio securities of funds managed by Capital Research and Management
Company (other than money market funds) are valued, and the net asset values per share for each share class are determined, as indicated below. The fund follows standard industry practice by typically reflecting changes in its holdings of portfolio securities on the first business day following a portfolio trade.

1.    Equity securities, including depositary receipts, are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities are valued at prices obtained from one or more independent pricing vendors, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean

                     The Income Fund of America -- Page 40

quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. The pricing vendors base bond prices on, among other things, valuation matrices which may incorporate dealer-supplied valuations, electronic data processing techniques and an evaluation of the yield curve as of approximately 3 p.m. New York time. The fund's investment adviser performs certain checks on these prices prior to calculation of the fund's net asset value.

Securities with both fixed-income and equity characteristics (e.g., convertible bonds, preferred stocks, units comprised of more than one type of security, etc.), or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Securities with original maturities of one year or less having 60 days or less to maturity are amortized to maturity based on their cost if acquired within 60 days of maturity, or if already held on the 60th day, based on the value determined on the 61st day. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Assets or liabilities initially expressed in terms of currencies other than U.S.
dollars are translated prior to the next determination of the net asset value of the fund's shares into U.S. dollars at the prevailing market rates.

Securities and assets for which market quotations are not readily available or are considered unreliable are valued at fair value as determined in good faith under policies approved by the fund's board. Subject to board oversight, the fund's board has delegated the obligation to make fair valuation determinations to a valuation committee established by the fund's investment adviser. The board receives regular reports describing fair-valued securities and the valuation methods used.

The valuation committee has adopted guidelines and procedures (consistent with
SEC rules and guidance) to consider certain relevant principles and factors when making all fair value determinations. As a general principle, securities lacking readily available market quotations, or that have quotations that are considered unreliable by the investment adviser, are valued in good faith by the valuation committee based upon what the fund might reasonably expect to receive upon their current sale. Fair valuations are valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occured. The valuation committee considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, contractual or legal restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security and changes in overall market conditions. The valuation committee employs additional fair value procedures to address issues related to equity holdings of applicable fund portfolios outside the United States. Securities owned by these funds trade in markets that open and close at different times, reflecting time zone differences.
If significant events occur after the close of a market (and before these fund's net asset values are next determined) which affect the value of portfolio securities, appropriate adjustments from closing market prices may be made to reflect these events. Events of this type could include, for example, earthquakes and other natural disasters or significant price changes in other markets (e.g., U.S. stock markets).

2.   Each class of shares represents interests in the same portfolio of investments and is identical in all respects to each other class, except for differences relating to distribution, service

                     The Income Fund of America -- Page 41

and other charges and expenses, certain voting rights, differences relating to eligible investors, the designation of each class of shares, conversion features and exchange privileges. Expenses attributable to the fund, but not to a particular class of shares, are borne by each class pro rata based on relative aggregate net assets of the classes. Expenses directly attributable to a class of shares are borne by that class of shares. Liabilities, including accruals of taxes and other expense items attributable to particular share classes, are deducted from total assets attributable to such share classes.

3.   Net assets so obtained for each share class are then divided by the total number of shares outstanding of that share class, and the result, rounded to the nearest cent, is the net asset value per share for that share class.

                            TAXES AND DISTRIBUTIONS

FUND TAXATION -- The fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). A
regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90% of its investment company taxable income (including the excess of net short-term capital gain over net long-term capital losses) and generally is not subject to federal income tax to the extent that it distributes annually 100% of its investment company taxable income and net realized capital gains in the manner required under the
Code. The fund intends to distribute annually all of its investment company taxable income and net realized capital gains and therefore does not expect to pay federal income tax, although in certain circumstances the fund may determine that it is in the interest of shareholders to distribute less than that amount.

To be treated as a regulated investment company under Subchapter M of the Code, the fund must also (a) derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, net income from certain publicly traded partnerships and gains from the sale or other disposition of securities or foreign currencies, or other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to the business of investing in such securities or currencies, and (b) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash, U.S. government securities and securities of other regulated investment companies, and other securities (for purposes of this calculation, generally limited in respect of any one issuer, to an amount not greater than 5% of the market value of the fund's assets and 10% of the outstanding voting securities of such issuer) and
(ii) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. government securities or the securities of other regulated investment companies), two or more issuers which the fund controls and which are determined to be engaged in the same or similar trades or businesses or the securities of certain publicly traded partnerships.

Under the Code, a nondeductible excise tax of 4% is imposed on the excess of a regulated investment company's "required distribution" for the calendar year ending within the regulated investment company's taxable year over the
"distributed amount" for such calendar year. The term "required distribution"
means the sum of (a) 98% of ordinary income (generally net investment income)
for the calendar year, (b) 98% of capital gain (both long-term and short-term)
for the one-year period ending on October 31 (as though the one-year period ending on October 31 were the regulated investment company's taxable year) and
(c) the sum of any untaxed, undistributed net investment income and net capital gains of the regulated investment company for prior periods. The term
"distributed amount" generally means the sum of (a) amounts actually

                     The Income Fund of America -- Page 42

distributed by the fund from its current year's ordinary income and capital gain net income and (b) any amount on which the fund pays income tax during the periods described above. Although the fund intends to distribute its net investment income and net capital gains so as to avoid excise tax liability, the fund may determine that it is in the interest of shareholders to distribute a lesser amount.

The following information may not apply to you if you hold fund shares in a tax-deferred account, such as a retirement plan or education savings account.
Please see your tax adviser for more information.

DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS -- Dividends and capital gain distributions on fund shares will be reinvested in shares of the fund of the same class, unless shareholders indicate in writing that they wish to receive them in cash or in shares of the same class of other American Funds, as provided in the prospectus. Dividends and capital gain distributions by 529 share classes will be automatically reinvested.

Distributions of investment company taxable income and net realized capital gains to  shareholders will be taxable whether received in shares or in cash, unless such shareholders are exempt from taxation. Shareholders electing to receive distributions in the form of additional shares will have a cost basis for federal income tax purposes in each share so received equal to the net asset value of that share on the reinvestment date. Dividends and capital gain distributions by the fund to a tax-deferred retirement plan account are not taxable currently.

     DIVIDENDS -- The fund intends to follow the practice of distributing substantially all of its investment company taxable income. Investment company taxable income generally includes dividends, interest, net short-term capital gains in excess of net long-term capital losses, and certain foreign currency gains, if any, less expenses and certain foreign currency losses. To the extent the fund invests in stock of domestic and certain foreign corporations and meets the applicable holding period requirement, it may receive "qualified dividends". The fund will designate the amount of "qualified dividends" to its shareholders in a notice sent within 60 days of the close of its fiscal year and will report "qualified dividends" to shareholders on Form 1099-DIV.

     Under the Code, gains or losses attributable to fluctuations in exchange rates that occur between the time the fund accrues receivables or liabilities denominated in a foreign currency and the time the fund actually collects such receivables, or pays such liabilities, generally are treated as ordinary income or ordinary loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain futures contracts, forward contracts and options, gains or losses attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition are also treated as ordinary gain or loss. These gains or losses, referred to under the Code as Section 988 gains or losses, may increase or decrease the amount of the fund's investment company taxable income to be distributed to its shareholders as ordinary income.

     If the fund invests in stock of certain passive foreign investment companies, the fund may be subject to U.S. federal income taxation on a portion of any "excess distribution" with respect to, or gain from the disposition of, such stock. The tax would be determined by allocating such distribution or gain ratably to each day of the fund's holding period for the stock. The distribution or gain so allocated to any taxable year of the fund, other than the

                     The Income Fund of America -- Page 43

     taxable year of the excess distribution or disposition, would be taxed to the fund at the highest ordinary income rate in effect for such year, and the tax would be further increased by an interest charge to reflect the value of the tax deferral deemed to have resulted from the ownership of the foreign company's stock. Any amount of distribution or gain allocated to the taxable year of the distribution or disposition would be included in the fund's investment company taxable income and, accordingly, would not be taxable to the fund to the extent distributed by the fund as a dividend to its shareholders.

     To avoid such tax and interest, the fund intends to elect to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time. Under this election, deductions for losses are allowable only to the extent of any prior recognized gains, and both gains and losses will be treated as ordinary income or loss. The fund will be required to distribute any resulting income, even though it has not sold the security and received cash to pay such distributions. Upon disposition of these securities, any gain recognized is treated as ordinary income and loss is treated as ordinary loss to the extent of any prior recognized gain.

     Dividends from domestic corporations are expected to comprise some portion of the fund's gross income. To the extent that such dividends constitute any of the fund's gross income, a portion of the income distributions of the fund may be eligible for the deduction for dividends received by corporations. Corporate shareholders will be informed of the portion of dividends that so qualifies. The dividends-received deduction is reduced to the extent that either the fund shares, or the underlying shares of stock held by the fund, with respect to which dividends are received, are treated as debt-financed under federal income tax law, and is eliminated if the shares are deemed to have been held by the shareholder or the fund, as the case may be, for less than 46 days during the 91-day period beginning on the date that is 45 days before the date on which the shares become ex-dividend. Capital gain distributions are not eligible for the dividends-received deduction.

     A portion of the difference between the issue price of zero coupon securities and their face value (original issue discount) is considered to be income to the fund each year, even though the fund will not receive cash interest payments from these securities. This original issue discount
     (imputed income) will comprise a part of the investment company taxable income of the fund that must be distributed to shareholders in order to maintain the qualification of the fund as a regulated investment company and to avoid federal income taxation at the level of the fund.

     The price of a bond purchased after its original issuance may reflect market discount which, depending on the particular circumstances, may affect the tax character and amount of income required to be recognized by a fund holding the bond. In determining whether a bond is purchased with market discount, certain de minimis rules apply.

     Dividend and interest income received by the fund from sources outside the
     United States may be subject to withholding and other taxes imposed by such foreign jurisdictions. Tax conventions between certain countries and the
     United States, however, may reduce or eliminate these foreign taxes. Some foreign countries impose taxes on capital gains with respect to investments by foreign investors.

                     The Income Fund of America -- Page 44

     CAPITAL GAIN DISTRIBUTIONS -- The fund also intends to follow the practice of distributing the entire excess of net realized long-term capital gains over net realized short-term capital losses. Net capital gains for a fiscal year are computed by taking into account any capital loss carryforward of the fund.

     If any net long-term capital gains in excess of net short-term capital losses are retained by the fund for reinvestment, requiring federal income taxes to be paid thereon by the fund, the fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, each shareholder will report such capital gains as long-term capital gains taxable to individual shareholders at a maximum 15% capital gains rate, will be able to claim a pro rata share of federal income taxes paid by the fund on such gains as a credit against personal federal income tax liability, and will be entitled to increase the adjusted tax basis on fund shares by the difference between a pro rata share of the retained gains and such shareholder's related tax credit.

SHAREHOLDER TAXATION -- In January of each year, individual shareholders holding fund shares in taxable accounts will receive a statement of the federal income tax status of all distributions. Shareholders of the fund also may be subject to state and local taxes on distributions received from the fund.

     DIVIDENDS -- Fund dividends are taxable to shareholders as ordinary income.
     All or a portion of a fund's dividend distribution may be a "qualified dividend." If the fund meets the applicable holding period requirement, it will distribute dividends derived from qualified corporation dividends to shareholders as qualified dividends. Interest income from bonds and money market instruments and nonqualified foreign dividends will be distributed to shareholders as nonqualified fund dividends. The fund will report on
     Form 1099-DIV the amount of each shareholder's dividend that may be treated as a qualified dividend. If a shareholder other than a corporation meets the requisite holding period requirement, qualified dividends are taxable at a maximum rate of 15%.

     CAPITAL GAINS -- Distributions of the excess of net long-term capital gains over net short-term capital losses that the fund properly designates as
     "capital gain dividends" generally will be taxable as long-term capital gain. Regardless of the length of time the shares of the fund have been held by a shareholder, a capital gain distribution by the fund is subject to a maximum tax rate of 15%. Any loss realized upon the redemption of shares held at the time of redemption for six months or less from the date of their purchase will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gains during such six-month period.

Distributions by the fund result in a reduction in the net asset value of the fund's shares. Investors should consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will subsequently receive a partial return of their investment capital upon payment of the distribution, which will be taxable to them.

Redemptions of shares, including exchanges for shares of other American Funds, may result in federal, state and local tax consequences (gain or loss) to the shareholder.

If a shareholder exchanges or otherwise disposes of shares of the fund within 90 days of having acquired such shares, and if, as a result of having acquired those shares, the shareholder

                     The Income Fund of America -- Page 45

subsequently pays a reduced sales charge for shares of the fund, or of a different fund, the sales charge previously incurred in acquiring the fund's shares will not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges) for the purposes of determining the amount of gain or loss on the exchange, but will be treated as having been incurred in the acquisition of such other fund(s).

Any loss realized on a redemption or exchange of shares of the fund will be disallowed to the extent substantially identical shares are reacquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of. Any loss disallowed under this rule will be added to the shareholder's tax basis in the new shares purchased.

The fund will be required to report to the IRS all distributions of investment company taxable income and capital gains as well as gross proceeds from the redemption or exchange of fund shares, except in the case of certain exempt shareholders. Under the backup withholding provisions of Section 3406 of the
Code, distributions of investment company taxable income and capital gains and proceeds from the redemption or exchange of a regulated investment company may be subject to backup withholding of federal income tax in the case of non-exempt
U.S. shareholders who fail to furnish the investment company with their taxpayer identification numbers and with required certifications regarding their status under the federal income tax law. Withholding may also be required if the fund is notified by the IRS or a broker that the taxpayer identification number furnished by the shareholder is incorrect or that the shareholder has previously failed to report interest or dividend income. If the withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in additional shares, will be reduced by the amounts required to be withheld.

The foregoing discussion of U.S. federal income tax law relates solely to the application of that law to U.S. persons (i.e., U.S. citizens and residents and
U.S. corporations, partnerships, trusts and estates). Each shareholder who is not a U.S. person should consider the U.S. and foreign tax consequences of ownership of shares of the fund, including the possibility that such a shareholder may be subject to a U.S. withholding tax at a rate of 30% (or a lower rate under an applicable income tax treaty) on dividend income received by the shareholder.

Shareholders should consult their tax advisers about the application of federal, state and local tax law in light of their particular situation.

                     The Income Fund of America -- Page 46

UNLESS OTHERWISE NOTED, ALL REFERENCES IN THE FOLLOWING PAGES TO CLASS A, B, C
OR F-1 SHARES ALSO REFER TO THE CORRESPONDING CLASS 529-A, 529-B, 529-C OR
529-F-1 SHARES. CLASS 529 SHAREHOLDERS SHOULD ALSO REFER TO THE APPLICABLE
PROGRAM DESCRIPTION FOR INFORMATION ON POLICIES AND SERVICES SPECIFICALLY
RELATING TO THESE ACCOUNTS. SHAREHOLDERS HOLDING SHARES THROUGH AN ELIGIBLE
RETIREMENT PLAN SHOULD CONTACT THEIR PLAN'S ADMINISTRATOR OR RECORDKEEPER FOR
INFORMATION REGARDING PURCHASES, SALES AND EXCHANGES.

                        PURCHASE AND EXCHANGE OF SHARES

PURCHASES BY INDIVIDUALS -- As described in the prospectus, you may generally open an account and purchase fund shares by contacting a financial adviser or investment dealer authorized to sell the fund's shares. You may make investments by any of the following means:

     CONTACTING YOUR FINANCIAL ADVISER -- Deliver or mail a check to your financial adviser.

     BY MAIL -- For initial investments, you may mail a check, made payable to the fund, directly to the address indicated on the account application.
     Please indicate an investment dealer on the account application. You may make additional investments by filling out the "Account Additions" form at the bottom of a recent account statement and mailing the form, along with a check made payable to the fund, using the envelope provided with your account statement.

     The amount of time it takes for us to receive regular U.S. postal mail may vary and there is no assurance that we will receive such mail on the day you expect. Mailing addresses for regular U.S. postal mail can be found in the prospectus. To send investments or correspondence to us via overnight mail or courier service, use either of the following addresses:

           American Funds
           8332 Woodfield Crossing Blvd.
           Indianapolis, IN 46240-2482

           American Funds
           5300 Robin Hood Rd.
           Norfolk, VA  23513-2407

     BY TELEPHONE -- Using the American FundsLine. Please see the "Shareholder
     account services and privileges" section of this statement of additional information for more information regarding this service.

     BY INTERNET -- Using americanfunds.com. Please see the "Shareholder account services and privileges" section of this statement of additional information for more information regarding this service.

     BY WIRE -- If you are making a wire transfer, instruct your bank to wire funds to:

           Wells Fargo Bank
           ABA Routing No. 121000248
           Account No. 4600-076178

                     The Income Fund of America -- Page 47

           Your bank should include the following information when wiring funds:

           For credit to the account of:
           American Funds Service Company
           (fund's name)

           For further credit to:
           (shareholder's fund account number)
           (shareholder's name)

     You may contact American Funds Service Company at 800/421-0180 if you have questions about making wire transfers.

OTHER PURCHASE INFORMATION -- The Principal Underwriter will not knowingly sell shares of the fund directly or indirectly to any person or entity, where, after the sale, such person or entity would own beneficially directly or indirectly more than 4.5% of the outstanding shares of the fund without the consent of a majority of the fund's board.

Class 529 shares may be purchased only through CollegeAmerica by investors establishing qualified higher education savings accounts. Class 529-E shares may be purchased only by investors participating in CollegeAmerica through an eligible employer plan. Class R-5 shares are also available to clients of the
Personal Investment Management group of Capital Guardian Trust Company who do not have an intermediary associated with their accounts. In addition, the
American Funds state tax-exempt funds are qualified for sale only in certain jurisdictions, and tax-exempt funds in general should not serve as retirement plan investments. The fund and the Principal Underwriter reserve the right to reject any purchase order.

Class R-5 and R-6 shares may be made available to certain charitable foundations organized and maintained by The Capital Group Companies, Inc. or its affiliates.

Beginning May 1, 2009, cash investments received without investment instructions will be invested in Class A shares of the American Funds Money Market Fund
(rather than The Cash Management Trust of America) pursuant to the policies described in the "Purchase and exchange of shares" section of the prospectus.

PURCHASE MINIMUMS AND MAXIMUMS -- All investments are subject to the purchase minimums and maximums described in the prospectus. As noted in the prospectus, purchase minimums may be waived or reduced in certain cases.

In the case of American Funds non-tax-exempt funds, the initial purchase minimum of $25 may be waived for the following account types:

     .    Payroll deduction retirement plan accounts (such as, but not limited to, 403(b), 401(k), SIMPLE IRA, SARSEP and deferred compensation plan accounts); and

     .    Employer-sponsored CollegeAmerica accounts.

                     The Income Fund of America -- Page 48

The following account types may be established without meeting the initial purchase minimum:

     .    Retirement accounts that are funded with employer contributions; and

     .    Accounts that are funded with monies set by court decree.

The following account types may be established without meeting the initial purchase minimum, but shareholders wishing to invest in two or more funds must meet the normal initial purchase minimum of each fund:

     .    Accounts that are funded with (a) transfers of assets, (b) rollovers from retirement plans, (c) rollovers from 529 college savings plans or
          (d) required minimum distribution automatic exchanges; and

     .    American Funds money market fund accounts registered in the name of clients of Capital Guardian Trust Company's Personal Investment
          Management group.

Certain accounts held on the fund's books, known as omnibus accounts, contain multiple underlying accounts that are invested in shares of the fund. These underlying accounts are maintained by entities such as financial intermediaries and are subject to the applicable initial purchase minimums as described in the prospectus and this statement of additional information. However, in the case where the entity maintaining these accounts aggregates the accounts' purchase orders for fund shares, such accounts are not required to meet the fund's minimum amount for subsequent purchases.

EXCHANGES -- You may only exchange shares into other American Funds within the same share class. However, exchanges from Class A shares of The Cash Management
Trust of America or American Funds Money Market Fund may be made to Class C shares of other American Funds for dollar cost averaging purposes. Exchanges are not permitted from Class A shares of The Cash Management Trust of America or American Funds Money Market Fund to Class C shares of Intermediate Bond Fund of America, Limited Term Tax-Exempt Bond Fund of America or Short-Term Bond Fund
of America. Exchange purchases are subject to the minimum investment requirements of the fund purchased and no sales charge generally applies. However, exchanges of shares from American Funds money market funds are subject to applicable sales charges on the fund being purchased, unless the money market fund shares were acquired by an exchange from a fund having a sales charge, or by reinvestment or cross-reinvestment of dividends or capital gain distributions. Exchanges of
Class F shares generally may only be made through fee-based programs of investment firms that have special agreements with the fund's distributor and certain registered investment advisers.

You may exchange shares of other classes by contacting the Transfer Agent, by contacting your investment dealer or financial adviser, by using American
FundsLine or americanfunds.com, or by telephoning 800/421-0180 toll-free, or faxing (see "American Funds Service Company service areas" in the prospectus for the appropriate fax numbers) the Transfer Agent. For more information, see
"Shareholder account services and privileges" in this statement of additional information. THESE TRANSACTIONS HAVE THE SAME TAX CONSEQUENCES AS ORDINARY SALES
AND PURCHASES.

Shares held in employer-sponsored retirement plans may be exchanged into other
American Funds by contacting your plan administrator or recordkeeper. Exchange redemptions and purchases are processed simultaneously at the share prices next determined after the exchange order is received (see "Price of shares" in this statement of additional information).

                     The Income Fund of America -- Page 49

FREQUENT TRADING OF FUND SHARES -- As noted in the prospectus, certain redemptions may trigger a purchase block lasting 30 calendar days under the fund's "purchase blocking policy." Under this policy, systematic redemptions will not trigger a purchase block and systematic purchases will not be prevented. For purposes of this policy, systematic redemptions include, for example, regular periodic automatic redemptions and statement of intention escrow share redemptions. Systematic purchases include, for example, regular periodic automatic purchases and automatic reinvestments of dividends and capital gain distributions.

OTHER POTENTIALLY ABUSIVE ACTIVITY -- In addition to implementing purchase blocks, American Funds Service Company will monitor for other types of activity that could potentially be harmful to the American Funds - for example, short-term trading activity in multiple funds. When identified, American Funds
Service Company will request that the shareholder discontinue the activity. If the activity continues, American Funds Service Company will freeze the shareholder account to prevent all activity other than redemptions of fund shares.

MOVING BETWEEN SHARE CLASSES

     If you wish to "move" your investment between share classes (within the same fund or between different funds), we generally will process your request as an exchange of the shares you currently hold for shares in the new class or fund. Below is more information about how sales charges are handled for various scenarios.

     EXCHANGING CLASS B SHARES FOR CLASS A SHARES -- If you exchange Class B shares for Class A shares during the contingent deferred sales charge period you are responsible for paying any applicable deferred sales charges attributable to those Class B shares, but you will not be required to pay a
     Class A sales charge. If, however, you exchange your Class B shares for
     Class A shares after the contingent deferred sales charge period, you are responsible for paying any applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS A SHARES -- If you exchange Class C shares for Class A shares, you are still responsible for paying any Class C contingent deferred sales charges and applicable Class A sales charges.

     EXCHANGING CLASS C SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class C shares for Class F shares to be held in the program, you are still responsible for paying any applicable Class C contingent deferred sales charges.

     EXCHANGING CLASS F SHARES FOR CLASS A SHARES -- You can exchange Class F shares held in a qualified fee-based program for Class A shares without paying an initial Class A sales charge if all of the following requirements are met: (a) you are leaving or have left the fee-based program, (b) you have held the Class F shares in the program for at least one year, and (c)
     you notify American Funds Service Company of your request. If you have already redeemed your Class F shares, the foregoing requirements apply and you must purchase Class A shares within 90 days after redeeming your Class
     F shares to receive the Class A shares without paying an initial Class A sales charge.

     EXCHANGING CLASS A SHARES FOR CLASS F SHARES -- If you are part of a qualified fee-based program and you wish to exchange your Class A shares for Class F shares to be

                     The Income Fund of America -- Page 50

     held in the program, any Class A sales charges (including contingent deferred sales charges) that you paid or are payable will not be credited back to your account.

     EXCHANGING CLASS A SHARES FOR CLASS R SHARES -- Provided it is eligible to invest in Class R shares, a retirement plan currently invested in Class A shares may exchange its shares for Class R shares. Any Class A sales charges that the retirement plan previously paid will not be credited back to the plan's account.

     EXCHANGING CLASS F-1 SHARES FOR CLASS F-2 SHARES -- If you are part of a qualified fee-based program that offers Class F-2 shares, you may exchange your Class F-1 shares for Class F-2 shares to be held in the program.

     MOVING BETWEEN OTHER SHARE CLASSES -- If you desire to move your investment between share classes and the particular scenario is not described in this statement of additional information, please contact American Funds Service
     Company at 800/421-0180 for more information.

     NON-REPORTABLE TRANSACTIONS -- Automatic conversions described in the prospectus will be non-reportable for tax purposes. In addition, except in the case of a movement between a 529 share class and a non-529 share class, an exchange of shares from one share class of a fund to another share class of the same fund will be treated as a non-reportable exchange for tax purposes, provided that the exchange request is received in writing by
     American Funds Service Company and processed as a single transaction.

                                 SALES CHARGES

CLASS A PURCHASES

     PURCHASES BY CERTAIN 403(B) PLANS

     A 403(b) plan may not invest in Class A, B or C shares on or after January
     1, 2009, unless such plan was invested in Class A, B or C shares prior to that date.

     Participant accounts of a 403(b) plan that were treated as an individual-type plan for sales charge purposes prior to January 1, 2009, may continue to be treated as accounts of an individual-type plan for sales charge purposes. Participant accounts of a 403(b) plan that were treated as an employer-sponsored plan for sales charge purposes prior to January 1,
     2009, may continue to be treated as accounts of an employer-sponsored plan for sales charge purposes. Participant accounts of a 403(b) plan that is established on or after January 1, 2009 are treated as accounts of an employer-sponsored plan for sales charge purposes.

     PURCHASES BY SEP PLANS AND SIMPLE IRA PLANS

     Participant accounts in a Simplified Employee Pension (SEP) plan or a
     Savings Incentive Match Plan for Employees of Small Employers IRA (SIMPLE
     IRA) plan will be aggregated together for Class A sales charge purposes if the SEP plan or SIMPLE IRA plan was established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
     Distributors, Inc. In the case where the employer adopts any other plan
     (including, but not limited to, an IRS model agreement), each participant's account in

                     The Income Fund of America -- Page 51

     the plan will be aggregated with the participant's own personal investments that qualify under the aggregation policy. A SEP plan or SIMPLE IRA plan with a certain method of aggregating participant accounts as of November
     15, 2004 may continue with that method so long as the employer has not modified the plan document since that date.

     OTHER PURCHASES

     Pursuant to a determination of eligibility by a vice president or more senior officer of the Capital Research and Management Company Fund
     Administration Unit, or by his or her designee, Class A shares of the
     American Funds stock, stock/bond and bond funds may be sold at net asset value to:

     (1)  current or retired directors, trustees, officers and advisory board members of, and certain lawyers who provide services to, the funds managed by Capital Research and Management Company, current or retired employees of Washington Management Corporation, current or retired employees and partners of The Capital Group Companies, Inc. and its affiliated companies, certain family members of the above persons, and trusts or plans primarily for such persons;

     (2)  currently registered representatives and assistants directly employed by such representatives, retired registered representatives with respect to accounts established while active, or full-time employees
          (collectively, "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law, and (c) parents-in-law, if the
          Eligible Persons or the spouses, children or parents of the Eligible
          Persons are listed in the account registration with the
          parents-in-law) of dealers who have sales agreements with the
          Principal Underwriter (or who clear transactions through such dealers), plans for the dealers, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (3)  currently registered investment advisers ("RIAs") and assistants directly employed by such RIAs, retired RIAs with respect to accounts established while active, or full-time employees (collectively,
          "Eligible Persons") (and their (a) spouses or equivalents if recognized under local law, (b) parents and children, including parents and children in step and adoptive relationships, sons-in-law and daughters-in-law and (c) parents-in-law, if the Eligible Persons or the spouses, children or parents of the Eligible Persons are listed in the account registration with the parents-in-law) of RIA firms that are authorized to sell shares of the funds, plans for the RIA firms, and plans that include as participants only the Eligible Persons, their spouses, parents and/or children;

     (4)  companies exchanging securities with the fund through a merger, acquisition or exchange offer;

     (5)  insurance company separate accounts;

     (6)  accounts managed by subsidiaries of The Capital Group Companies, Inc.;

     (7)  The Capital Group Companies, Inc., its affiliated companies and
          Washington Management Corporation;

                     The Income Fund of America -- Page 52

     (8)  an individual or entity with a substantial business relationship with
          The Capital Group Companies, Inc. or its affiliates, or an individual or entity related or relating to such individual or entity;

     (9)  wholesalers and full-time employees directly supporting wholesalers involved in the distribution of insurance company separate accounts whose underlying investments are managed by any affiliate of The
          Capital Group Companies, Inc.; and

     (10) full-time employees of banks that have sales agreements with the
          Principal Underwriter, who are solely dedicated to directly supporting the sale of mutual funds.

     Shares are offered at net asset value to these persons and organizations due to anticipated economies in sales effort and expense. Once an account is established under this net asset value privilege, additional investments can be made at net asset value for the life of the account.

     TRANSFERS TO COLLEGEAMERICA -- A transfer from the Virginia Prepaid
     Education Program/SM/ or the Virginia Education Savings Trust/SM/ to a
     CollegeAmerica account will be made with no sales charge. No commission will be paid to the dealer on such a transfer.

MOVING BETWEEN ACCOUNTS -- Investments in certain account types may be moved to other account types without incurring additional Class A sales charges. These transactions include, for example:

     .    redemption proceeds from a non-retirement account (for example, a joint tenant account) used to purchase fund shares in an IRA or other individual-type retirement account;

     .    required minimum distributions from an IRA or other individual-type retirement account used to purchase fund shares in a non-retirement account; and

     .    death distributions paid to a beneficiary's account that are used by the beneficiary to purchase fund shares in a different account.

LOAN REPAYMENTS -- Repayments on loans taken from a retirement plan or an individual-type retirement account are not subject to sales charges if American
Funds Service Company is notified of the repayment.

DEALER COMMISSIONS AND COMPENSATION -- Commissions (up to 1.00%) are paid to dealers who initiate and are responsible for certain Class A share purchases not subject to initial sales charges. These purchases consist of purchases of $1 million or more, purchases by employer-sponsored defined contribution-type retirement plans investing $1 million or more or with 100 or more eligible employees, and purchases made at net asset value by certain retirement plans, endowments and foundations with assets of $50 million or more. Commissions on such investments (other than IRA rollover assets that roll over at no sales charge under the fund's IRA rollover policy as described in the prospectus) are paid to dealers at the following rates: 1.00% on amounts of less than $4 million, 0.50% on amounts of at least $4 million but less than $10 million and
0.25% on amounts of at least $10 million. Commissions are based on cumulative investments over the life of the account with no adjustment for redemptions, transfers, or market declines. For example, if a shareholder has accumulated investments in excess of $4 million (but

                     The Income Fund of America -- Page 53

less than $10 million) and subsequently redeems all or a portion of the account(s), purchases following the redemption will generate a dealer commission of 0.50%.

A dealer concession of up to 1% may be paid by the fund under its Class A plan of distribution to reimburse the Principal Underwriter in connection with dealer and wholesaler compensation paid by it with respect to investments made with no initial sales charge.

                      SALES CHARGE REDUCTIONS AND WAIVERS

REDUCING YOUR CLASS A SALES CHARGE -- As described in the prospectus, there are various ways to reduce your sales charge when purchasing Class A shares.
Additional information about Class A sales charge reductions is provided below.

     STATEMENT OF INTENTION -- By establishing a statement of intention (the
     "Statement"), you enter into a nonbinding commitment to purchase shares of the American Funds (excluding money market funds) over a 13-month period and receive the same sales charge (expressed as a percentage of your purchases) as if all shares had been purchased at once, unless the Statement is upgraded as described below.

     The Statement period starts on the date on which your first purchase made toward satisfying the Statement is processed. The market value of your existing holdings eligible to be aggregated (see below) as of the day immediately before the start of the Statement period may be credited toward satisfying the Statement.

     You may revise the commitment you have made in your Statement upward at any time during the Statement period. If your prior commitment has not been met by the time of the revision, the Statement period during which purchases must be made will remain unchanged. Purchases made from the date of the revision will receive the reduced sales charge, if any, resulting from the revised Statement. If your prior commitment has been met by the time of the revision, your original Statement will be considered met and a new
     Statement will be established.

     The Statement will be considered completed if the shareholder dies within the 13-month Statement period. Commissions to dealers will not be adjusted or paid on the difference between the Statement amount and the amount actually invested before the shareholder's death.

     When a shareholder elects to use a Statement, shares equal to 5% of the dollar amount specified in the Statement may be held in escrow in the shareholder's account out of the initial purchase (or subsequent purchases, if necessary) by the Transfer Agent. All dividends and any capital gain distributions on shares held in escrow will be credited to the shareholder's account in shares (or paid in cash, if requested). If the intended investment is not completed within the specified Statement period, the purchaser may be required to remit to the Principal Underwriter the difference between the sales charge actually paid and the sales charge which would have been paid if the total of such purchases had been made at a single time. Any dealers assigned to the shareholder's account at the time a purchase was made during the Statement period will receive a corresponding commission adjustment if appropriate. If the difference is not paid by the close of the Statement period, the appropriate number of shares held in escrow will be redeemed to

                     The Income Fund of America -- Page 54

     pay such difference. If the proceeds from this redemption are inadequate, the purchaser may be liable to the Principal Underwriter for the balance still outstanding.

     Certain payroll deduction retirement plans purchasing Class A shares under a Statement on or before November 12, 2006, may continue to purchase Class
     A shares at the sales charge determined by that particular Statement until the plans' values reach the amounts specified in their Statements. Upon reaching such amounts, the Statements for these plans will be deemed completed and will terminate. In addition, effective May 1, 2009, the
     Statements for these plans will expire if they have not been met by next anniversary of the establishment of such Statement. After such termination, these plans are eligible for additional sales charge reductions by meeting the criteria under the fund's rights of accumulation policy.

     In addition, if you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March 31, 2007, you may continue to apply purchases under such contracts and policies to a Statement.

     Shareholders purchasing shares at a reduced sales charge under a Statement indicate their acceptance of these terms and those in the prospectus with their first purchase.

     AGGREGATION -- Qualifying investments for aggregation include those made by you and your "immediate family" as defined in the prospectus, if all parties are purchasing shares for their own accounts and/or:

     .    individual-type employee benefit plans, such as an IRA,
          single-participant Keogh-type plan, or a participant account of a
          403(b) plan that is treated as an individual-type plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information);

     .    SEP plans and SIMPLE IRA plans established after November 15, 2004 by an employer adopting any plan document other than a prototype plan produced by American Funds Distributors, Inc.;

     .    business accounts solely controlled by you or your immediate family
          (for example, you own the entire business);

     .    trust accounts established by you or your immediate family (for trusts with only one primary beneficiary, upon the trustor's death the trust account may be aggregated with such beneficiary's own accounts; for trusts with multiple primary beneficiaries, upon the trustor's death the trustees of the trust may instruct American Funds Service Company to establish separate trust accounts for each primary beneficiary;
          each primary beneficiary's separate trust account may then be aggregated with such beneficiary's own accounts);

     .    endowments or foundations established and controlled by you or your immediate family; or

     .    529 accounts, which will be aggregated at the account owner level
          (Class 529-E accounts may only be aggregated with an eligible employer plan).

                     The Income Fund of America -- Page 55

     Individual purchases by a trustee(s) or other fiduciary(ies) may also be aggregated if the investments are:

     .    for a single trust estate or fiduciary account, including employee benefit plans other than the individual-type employee benefit plans described above;

     .    made for two or more employee benefit plans of a single employer or of affiliated employers as defined in the 1940 Act, excluding the individual-type employee benefit plans described above;

     .    for a diversified common trust fund or other diversified pooled account not specifically formed for the purpose of accumulating fund shares;

     .    for nonprofit, charitable or educational organizations, or any endowments or foundations established and controlled by such organizations, or any employer-sponsored retirement plans established for the benefit of the employees of such organizations, their endowments, or their foundations;

     .    for participant accounts of a 403(b) plan that is treated as an employer-sponsored plan for sales charge purposes (see "Purchases by certain 403(b) plans" under "Sales charges" in this statement of additional information), or made for participant accounts of two or more such plans, in each case of a single employer or affiliated employers as defined in the 1940 Act; or

     .    for a SEP or SIMPLE IRA plan established after November 15, 2004 by an employer adopting a prototype plan produced by American Funds
          Distributors, Inc.

     Purchases made for nominee or street name accounts (securities held in the name of an investment dealer or another nominee such as a bank trust department instead of the customer) may not be aggregated with those made for other accounts and may not be aggregated with other nominee or street name accounts unless otherwise qualified as described above.

     CONCURRENT PURCHASES -- As described in the prospectus, you may reduce your
     Class A sales charge by combining purchases of all classes of shares in the
     American Funds, as well as holdings in Endowments and applicable holdings in the American Funds Target Date Retirement Series. Shares of money market funds purchased through an exchange, reinvestment or cross-reinvestment from a fund having a sales charge also qualify. However, direct purchases of American Funds money market funds are excluded. If you currently have individual holdings in American Legacy variable annuity contracts or variable life insurance policies that were established on or before March
     31, 2007, you may continue to combine purchases made under such contracts and policies to reduce your Class A sales charge.

     RIGHTS OF ACCUMULATION -- Subject to the limitations described in the aggregation policy, you may take into account your accumulated holdings in all share classes of the American Funds, as well as your holdings in
     Endowments and applicable holdings in the American Funds Target Date
     Retirement Series, to determine your sales charge on investments in accounts eligible to be aggregated. Direct purchases of American Funds money market funds are excluded. Subject to your investment dealer's or recordkeeper's capabilities, your accumulated holdings will be calculated as the higher of (a) the current value of your existing holdings (the
     "market value") or (b) the amount you invested

                     The Income Fund of America -- Page 56

     (including reinvested dividends and capital gains, but excluding capital appreciation) less any withdrawals (the "cost value"). Depending on the entity on whose books your account is held, the value of your holdings in that account may not be eligible for calculation at cost value. For example, accounts held in nominee or street name may not be eligible for calculation at cost value and instead may be calculated at market value for purposes of rights of accumulation.

     The value of all of your holdings in accounts established in calendar year
     2005 or earlier will be assigned an initial cost value equal to the market value of those holdings as of the last business day of 2005. Thereafter, the cost value of such accounts will increase or decrease according to actual investments or withdrawals. You must contact your financial adviser or American Funds Service Company if you have additional information that is relevant to the calculation of the value of your holdings.

     When determining your American Funds Class A sales charge, if your investment is not in an employer-sponsored retirement plan, you may also continue to take into account the market value (as of the day prior to your
     American Funds investment) of your individual holdings in various American
     Legacy variable annuity contracts and variable life insurance policies that were established on or before March 31, 2007. An employer-sponsored retirement plan may also continue to take into account the market value of its investments in American Legacy Retirement Investment Plans that were established on or before March 31, 2007.

     You may not purchase Class B or 529-B shares if your combined American
     Funds and applicable American Legacy holdings cause you to be eligible to purchase Class A or 529-A shares at the $100,000 or higher sales charge discount rate. In addition, you may not purchase Class C or 529-C shares if such combined holdings cause you to be eligible to purchase Class A or
     529-A shares at the $1 million or more sales charge discount rate (i.e. at net asset value).

     If you make a gift of American Funds Class A shares, upon your request, you may purchase the shares at the sales charge discount allowed under rights of accumulation of all of your American Funds and applicable American
     Legacy accounts.

     RIGHT OF REINVESTMENT -- As described in the prospectus, certain transactions may be eligible for investment without a sales charge pursuant to the fund's right of reinvestment policy. Recent legislation suspended required minimum distributions from individual retirement accounts and employer-sponsored retirement plan accounts for the 2009 tax year. Given this suspension, proceeds from an automatic withdrawal plan to satisfy a required minimum distribution may be invested without a sales charge for the 2009 tax year, or any subsequent period, to the extent such legislation is extended. This policy is subject to any restrictions regarding the investment of proceeds from a required minimum distribution that may be established by the transfer agent.

CDSC WAIVERS FOR CLASS A, B AND C SHARES -- As noted in the prospectus, a contingent deferred sales charge ("CDSC") may be waived for redemptions due to death or post-purchase disability of a shareholder (this generally excludes accounts registered in the names of trusts and other entities). In the case of joint tenant accounts, if one joint tenant dies, a surviving joint tenant, at the time he or she notifies the Transfer Agent of the other joint tenant's death and removes the decedent's name from the account, may redeem shares from the account without

                     The Income Fund of America -- Page 57

incurring a CDSC. Redemptions made after the Transfer Agent is notified of the death of a joint tenant will be subject to a CDSC.

In addition, a CDSC may be waived for the following types of transactions, if together they do not exceed 12% of the value of an "account" (defined below)
annually (the "12% limit"):

     .    Required minimum distributions taken from retirement accounts upon the shareholder's attainment of age 70-1/2 (required minimum distributions that continue to be taken by the beneficiary(ies) after the account owner is deceased also qualify for a waiver).

     .    Redemptions through an automatic withdrawal plan ("AWP") (see
          "Automatic withdrawals" under "Shareholder account services and privileges" in this statement of additional information). For each AWP payment, assets that are not subject to a CDSC, such as appreciation on shares and shares acquired through reinvestment of dividends and/or capital gain distributions, will be redeemed first and will count toward the 12% limit. If there is an insufficient amount of assets not subject to a CDSC to cover a particular AWP payment, shares subject to the lowest CDSC will be redeemed next until the 12% limit is reached.
          Any dividends and/or capital gain distributions taken in cash by a shareholder who receives payments through an AWP will also count toward the 12% limit. In the case of an AWP, the 12% limit is calculated at the time an automatic redemption is first made, and is recalculated at the time each additional automatic redemption is made.
          Shareholders who establish an AWP should be aware that the amount of a payment not subject to a CDSC may vary over time depending on fluctuations in the value of their accounts. This privilege may be revised or terminated at any time.

     For purposes of this paragraph, "account" means:

     .    in the case of Class A shares, your investment in Class A shares of all American Funds (investments representing direct purchases of
          American Funds money market funds are excluded);

     .    in the case of Class B shares, your investment in Class B shares of the particular fund from which you are making the redemption; and

     .    in the case of Class C shares, your investment in Class C shares of the particular fund from which you are making the redemption.

CDSC waivers are allowed only in the cases listed here and in the prospectus.
For example, CDSC waivers will not be allowed on redemptions of Class 529-B and
529-C shares due to termination of CollegeAmerica; a determination by the
Internal Revenue Service that CollegeAmerica does not qualify as a qualified tuition program under the Code; proposal or enactment of law that eliminates or limits the tax-favored status of CollegeAmerica; or elimination of the fund by the Virginia College Savings Plan as an option for additional investment within
CollegeAmerica.

                                 SELLING SHARES

The methods for selling (redeeming) shares are described more fully in the prospectus. If you wish to sell your shares by contacting American Funds Service
Company directly, any such

                     The Income Fund of America -- Page 58

request must be signed by the registered shareholders. To contact American Funds
Service Company via overnight mail or courier service, see "Purchase and exchange of shares."

A signature guarantee may be required for certain redemptions. In such an event, your signature may be guaranteed by a domestic stock exchange or the Financial
Industry Regulatory Authority, bank, savings association or credit union that is an eligible guarantor institution. The Transfer Agent reserves the right to require a signature guarantee on any redemptions.

Additional documentation may be required for sales of shares held in corporate, partnership or fiduciary accounts. You must include with your written request any shares you wish to sell that are in certificate form.

If you sell Class A, B or C shares and request a specific dollar amount to be sold, we will sell sufficient shares so that the sale proceeds, after deducting any applicable CDSC, equals the dollar amount requested.

Redemption proceeds will not be mailed until sufficient time has passed to provide reasonable assurance that checks or drafts (including certified or cashier's checks) for shares purchased have cleared (which may take up to 10 business days from the purchase date). Except for delays relating to clearance of checks for share purchases or in extraordinary circumstances (and as permissible under the 1940 Act), sale proceeds will be paid on or before the seventh day following receipt and acceptance of an order. Interest will not accrue or be paid on amounts that represent uncashed distribution or redemption checks.

You may request that redemption proceeds of $1,000 or more from money market funds be wired to your bank by writing American Funds Service Company. A signature guarantee is required on all requests to wire funds.

                  SHAREHOLDER ACCOUNT SERVICES AND PRIVILEGES

The following services and privileges are generally available to all shareholders. However, certain services and privileges described in the prospectus and this statement of additional information may not be available for
Class 529 shareholders or if your account is held with an investment dealer or through an employer-sponsored retirement plan.

AUTOMATIC INVESTMENT PLAN -- An automatic investment plan enables you to make monthly or quarterly investments in the American Funds through automatic debits from your bank account. To set up a plan, you must fill out an account application and specify the amount that you would like to invest and the date on which you would like your investments to occur. The plan will begin within 30 days after your account application is received. Your bank account will be debited on the day or a few days before your investment is made, depending on the bank's capabilities. The Transfer Agent will then invest your money into the fund you specified on or around the date you specified. If the date you specified falls on a weekend or holiday, your money will be invested on the following business day. However, if the following business day falls in the next month, your money will be invested on the business day immediately preceding the weekend or holiday. If your bank account cannot be debited due to insufficient funds, a stop-payment or the closing of the account, the plan may be terminated and the related investment reversed. You may change the amount of the investment or discontinue the plan at any time by contacting the Transfer Agent.

                     The Income Fund of America -- Page 59

AUTOMATIC REINVESTMENT -- Dividends and capital gain distributions are reinvested in additional shares of the same class and fund at net asset value unless you indicate otherwise on the account application. You also may elect to have dividends and/or capital gain distributions paid in cash by informing the fund, the Transfer Agent or your investment dealer. Dividends and capital gain distributions paid to retirement plan shareholders or shareholders of the 529 share classes will be automatically reinvested.

If you have elected to receive dividends and/or capital gain distributions in cash, and the postal or other delivery service is unable to deliver checks to your address of record, or you do not respond to mailings from American Funds
Service Company with regard to uncashed distribution checks, your distribution option may be automatically converted to having all dividends and other distributions reinvested in additional shares.

CROSS-REINVESTMENT OF DIVIDENDS AND DISTRIBUTIONS -- For all share classes, except the 529 classes of shares, you may cross-reinvest dividends and capital gains (distributions) into other American Funds in the same share class at net asset value, subject to the following conditions:

(1)  the aggregate value of your account(s) in the fund(s) paying distributions equals or exceeds $5,000 (this is waived if the value of the account in the fund receiving the distributions equals or exceeds that fund's minimum initial investment requirement);

(2)  if the value of the account of the fund receiving distributions is below the minimum initial investment requirement, distributions must be automatically reinvested; and

(3)  if you discontinue the cross-reinvestment of distributions, the value of the account of the fund receiving distributions must equal or exceed the minimum initial investment requirement. If you do not meet this requirement within 90 days of notification, the fund has the right to automatically redeem the account.

AUTOMATIC EXCHANGES -- For all share classes, you may automatically exchange shares of the same class in amounts of $50 or more among any of the American
Funds on any day (or preceding business day if the day falls on a nonbusiness day) of each month you designate.

AUTOMATIC WITHDRAWALS -- Depending on the type of account, for all share classes except R shares, you may automatically withdraw shares from any of the American
Funds. You can make automatic withdrawals of $50 or more. You can designate the day of each period for withdrawals and request that checks be sent to you or someone else. Withdrawals may also be electronically deposited to your bank account. The Transfer Agent will withdraw your money from the fund you specify on or around the date you specify. If the date you specified falls on a weekend or holiday, the redemption will take place on the previous business day.
However, if the previous business day falls in the preceding month, the redemption will take place on the following business day after the weekend or holiday. You should consult with your adviser or intermediary to determine if your account is eligible for automatic withdrawals.

Withdrawal payments are not to be considered as dividends, yield or income.
Generally, automatic investments may not be made into a shareholder account from which there are automatic withdrawals. Withdrawals of amounts exceeding reinvested dividends and distributions and increases in share value would reduce the aggregate value of the shareholder's account. The Transfer Agent arranges for the redemption by the fund of sufficient shares, deposited by the shareholder with the Transfer Agent, to provide the withdrawal payment specified.

                     The Income Fund of America -- Page 60

Redemption proceeds from an automatic withdrawal plan are not eligible for reinvestment without a sales charge.

ACCOUNT STATEMENTS -- Your account is opened in accordance with your registration instructions. Transactions in the account, such as additional investments, will be reflected on regular confirmation statements from the
Transfer Agent. Dividend and capital gain reinvestments, purchases through automatic investment plans and certain retirement plans, as well as automatic exchanges and withdrawals, will be confirmed at least quarterly.

AMERICAN FUNDSLINE AND AMERICANFUNDS.COM -- You may check your share balance, the price of your shares or your most recent account transaction; redeem shares
(up to $75,000 per American Funds shareholder each day) from nonretirement plan accounts; or exchange shares around the clock with American FundsLine or using
americanfunds.com. To use American FundsLine, call 800/325-3590 from a
TouchTone(TM) telephone. Redemptions and exchanges through American FundsLine and americanfunds.com are subject to the conditions noted above and in
"Telephone and Internet purchases, redemptions and exchanges" below. You will need your fund number (see the list of the American Funds under "General information -- fund numbers"), personal identification number (generally the last four digits of your Social Security number or other tax identification number associated with your account) and account number.

Generally, all shareholders are automatically eligible to use these services.
However, if you are not currently authorized to do so, you may complete an
American FundsLink Authorization Form. Once you establish this privilege, you, your financial adviser or any person with your account information may use these services.

TELEPHONE AND INTERNET PURCHASES, REDEMPTIONS AND EXCHANGES -- By using the telephone (including American FundsLine) or the Internet (including
americanfunds.com), or fax purchase, redemption and/or exchange options, you agree to hold the fund, the Transfer Agent, any of its affiliates or mutual funds managed by such affiliates, and each of their respective directors, trustees, officers, employees and agents harmless from any losses, expenses, costs or liabilities (including attorney fees) that may be incurred in connection with the exercise of these privileges. Generally, all shareholders are automatically eligible to use these services. However, you may elect to opt out of these services by writing the Transfer Agent (you may also reinstate them at any time by writing the Transfer Agent). If the Transfer Agent does not employ reasonable procedures to confirm that the instructions received from any person with appropriate account information are genuine, it and/or the fund may be liable for losses due to unauthorized or fraudulent instructions. In the event that shareholders are unable to reach the fund by telephone because of technical difficulties, market conditions or a natural disaster, redemption and exchange requests may be made in writing only.

CHECKWRITING -- You may establish check writing privileges for Class A shares
(but not Class 529-A shares) of American Funds money market funds upon meeting the fund's initial purchase minimum of $1,000. This can be done by using an account application. If you request check writing privileges, you will be provided with checks that you may use to draw against your account. These checks may be made payable to anyone you designate and must be signed by the authorized number of registered shareholders exactly as indicated on your account application.

REDEMPTION OF SHARES -- The fund's articles of incorporation permit the fund to direct the Transfer Agent to redeem the shares of any shareholder for their then current net asset value per

                     The Income Fund of America -- Page 61

share if at such time the shareholder of record owns shares having an aggregate net asset value of less than the minimum initial investment amount required of new shareholders as set forth in the fund's current registration statement under the 1940 Act, and subject to such further terms and conditions as the board of directors of the fund may from time to time adopt.

While payment of redemptions normally will be in cash, the fund's articles of incorporation permit payment of the redemption price wholly or partly with portfolio securities or other fund assets under conditions and circumstances determined by the fund's board of directors. For example, redemptions could be made in this manner if the board determined that making payments wholly in cash over a particular period would be unfair and/or harmful to other fund shareholders.

SHARE CERTIFICATES -- Shares are credited to your account and certificates are not issued unless you request them by contacting the Transfer Agent.
Certificates are not available for the 529 or R share classes.

                              GENERAL INFORMATION

CUSTODIAN OF ASSETS -- Securities and cash owned by the fund, including proceeds from the sale of shares of the fund and of securities in the fund's portfolio, are held by JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, as
Custodian. If the fund holds securities of issuers outside the U.S., the
Custodian may hold these securities pursuant to subcustodial arrangements in banks outside the U.S. or branches of U.S. banks outside the U.S.

TRANSFER AGENT -- American Funds Service Company, a wholly owned subsidiary of the investment adviser, maintains the records of shareholder accounts, processes purchases and redemptions of the fund's shares, acts as dividend and capital gain distribution disbursing agent, and performs other related shareholder service functions. The principal office of American Funds Service Company is located at 6455 Irvine Center Drive, Irvine, CA 92618. American Funds Service
Company was paid a fee of $42,813,000 for Class A shares and $3,244,000 for
Class B shares for the 2008 fiscal year. American Funds Service Company is also compensated for certain transfer agency services provided to all other share classes from the administrative services fees paid to Capital Research and
Management Company and from the relevant share class, as described under
"Administrative services agreement."

In the case of certain shareholder accounts, third parties who may be unaffiliated with the investment adviser provide transfer agency and shareholder services in place of American Funds Service Company. These services are rendered under agreements with American Funds Service Company or its affiliates and the third parties receive compensation according to such agreements. Compensation for transfer agency and shareholder services, whether paid to American Funds
Service Company or such third parties, is ultimately paid from fund assets and is reflected in the expenses of the fund as disclosed in the prospectus.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM -- Deloitte & Touche LLP, 695 Town
Center Drive, Costa Mesa, California 92626, serves as the fund's independent registered public accounting firm, providing audit services, preparation of tax returns and review of certain documents to be filed with the Securities and
Exchange Commission. The financial statements included in this statement of additional information from the annual report have been audited by Deloitte &
Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein. Such financial statements have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The selection of the

                     The Income Fund of America -- Page 62

fund's independent registered public accounting firm is reviewed and determined annually by the board of directors.

INDEPENDENT LEGAL COUNSEL -- Paul, Hastings, Janofsky & Walker LLP, 515 South
Flower Street, Los Angeles, CA 90071, serves as independent legal counsel
("counsel") for the fund and for independent directors in their capacities as such. Certain legal matters in connection with certain capital shares offered by the prospectus have been passed upon for the fund by Paul, Hastings, Janofsky &
Walker LLP and DLA Piper US LLP, Baltimore, Maryland. A determination with respect to the independence of the fund's counsel will be made at least annually by the independent directors of the fund, as prescribed by the 1940 Act and related rules.

PROSPECTUSES, REPORTS TO SHAREHOLDERS AND PROXY STATEMENTS -- The fund's fiscal year ends on July 31. Shareholders are provided updated prospectuses annually and at least semiannually with reports showing the fund's investment portfolio or summary investment portfolio, financial statements and other information. The fund's annual financial statements are audited by the fund's independent registered public accounting firm, Deloitte & Touche LLP. In addition, shareholders may also receive proxy statements for the fund. In an effort to reduce the volume of mail shareholders receive from the fund when a household owns more than one account, the Transfer Agent has taken steps to eliminate duplicate mailings of prospectuses, shareholder reports and proxy statements. To receive additional copies of a prospectus, report or proxy statement, shareholders should contact the Transfer Agent.

Shareholders may also elect to receive updated prospectuses, annual reports and semi-annual reports electronically by signing up for electronic delivery on our website, americanfunds.com. Upon electing the electronic delivery of updated prospectuses and other reports, a shareholder will no longer automatically receive such documents in paper form by mail. A shareholder who elects electronic delivery is able to cancel this service at any time and return to receiving updated prospectuses and other reports in paper form by mail.

Prospectuses, annual reports and semi-annual reports that are mailed to shareholders by the American Funds organization are printed with ink containing soy and/or vegetable oil on paper containing recycled fibers.

CODES OF ETHICS -- The fund and Capital Research and Management Company and its affiliated companies, including the fund's Principal Underwriter, have adopted codes of ethics that allow for personal investments, including securities in which the fund may invest from time to time. These codes include a ban on acquisitions of securities pursuant to an initial public offering; restrictions on acquisitions of private placement securities; preclearance and reporting requirements; review of duplicate confirmation statements; annual recertification of compliance with codes of ethics; blackout periods on personal investing for certain investment personnel; ban on short-term trading profits for investment personnel; limitations on service as a director of publicly traded companies; and disclosure of personal securities transactions.

LEGAL PROCEEDINGS -- On February 16, 2005, the NASD (now the Financial Industry
Regulatory Authority, or FINRA) filed an administrative complaint against the
Principal Underwriter. The complaint alleges violations of certain NASD rules by the Principal Underwriter with respect to the selection of broker-dealer firms that buy and sell securities for mutual fund investment portfolios. The complaint seeks sanctions, restitution and disgorgement. On August 30, 2006, a
FINRA Hearing Panel ruled against the Principal Underwriter and imposed a $5 million fine. On April 30, 2008, FINRA's National Adjudicatory Council affirmed the decision by FINRA's Hearing Panel.

                     The Income Fund of America -- Page 63

The Principal Underwriter has appealed this decision to the Securities and
Exchange Commission.

The investment adviser and Principal Underwriter believe that the likelihood that this matter could have a material adverse effect on the fund or on the ability of the investment adviser or Principal Underwriter to perform their contracts with the fund is remote. In addition, class action lawsuits have been filed in the U.S. District Court, Central District of California, relating to this and other matters. The investment adviser believes that these suits are without merit and will defend itself vigorously.

DETERMINATION OF NET ASSET VALUE, REDEMPTION PRICE AND MAXIMUM OFFERING PRICE
PER SHARE FOR CLASS A SHARES -- JANUARY 31, 2009

Net asset value and redemption price per share
  (Net assets divided by shares outstanding). .                     $12.23
Maximum offering price per share
  (100/94.25 of net asset value per share,
  which takes into account the fund's current maximum
  sales charge). . . . . . . . . . . . . . . .                      $12.98

OTHER INFORMATION -- The fund reserves the right to modify the privileges described in this statement of additional information at any time.

The financial statements, including the investment portfolio and the report of the fund's independent registered public accounting firm contained in the annual report, are included in this statement of additional information. The following information on fund numbers is not included in the annual report:

                     The Income Fund of America -- Page 64

FUND NUMBERS -- Here are the fund numbers for use with our automated telephone line, American FundsLine/(R)/, or when making share transactions:

                                               FUND NUMBERS
                              -------------------------------------------------
FUND                          CLASS A  CLASS B  CLASS C  CLASS F-1   CLASS F-2
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund/(R)/ . . . . . .     002      202      302       402         602
American Balanced Fund/(R)/     011      211      311       411         611
American Mutual Fund/(R)/ .     003      203      303       403         603
Capital Income Builder/(R)/     012      212      312       412         612
Capital World Growth and
Income Fund/SM/ . . . . . .     033      233      333       433         633
EuroPacific Growth Fund/(R)/    016      216      316       416         616
Fundamental Investors/SM/ .     010      210      310       410         610
The Growth Fund of
America/(R)/. . . . . . . .     005      205      305       405         605
The Income Fund of
America/(R)/. . . . . . . .     006      206      306       406         606
International Growth and
Income Fund/SM/ . . . . . .     034      234      334       434         634
The Investment Company of
America/(R)/. . . . . . . .     004      204      304       404         604
The New Economy Fund/(R)/ .     014      214      314       414         614
New Perspective Fund/(R)/ .     007      207      307       407         607
New World Fund/(R)/ . . . .     036      236      336       436         636
SMALLCAP World Fund/(R)/  .     035      235      335       435         635
Washington Mutual Investors
Fund/SM/  . . . . . . . . .     001      201      301       401         601
BOND FUNDS
American High-Income
Municipal Bond Fund/(R)/  .     040      240      340       440         640
American High-Income
Trust/SM/ . . . . . . . . .     021      221      321       421         621
The Bond Fund of America/SM/    008      208      308       408         608
Capital World Bond Fund/(R)/    031      231      331       431         631
Intermediate Bond Fund of
America/SM/ . . . . . . . .     023      223      323       423         623
Limited Term Tax-Exempt Bond
Fund of America/SM/ . . . .     043      243      343       443         643
Short-Term Bond Fund of
America/SM/ . . . . . . . .     048      248      348       448         648
The Tax-Exempt Bond Fund of
America/(R)/. . . . . . . .     019      219      319       419         619
The Tax-Exempt Fund of
California/(R)/*. . . . . .     020      220      320       420         620
The Tax-Exempt Fund of
Maryland/(R)/*. . . . . . .     024      224      324       424         624
The Tax-Exempt Fund of
Virginia/(R)/*. . . . . . .     025      225      325       425         625
U.S. Government Securities
Fund/SM/. . . . . . . . . .     022      222      322       422         622
MONEY MARKET FUNDS
American Funds Money Market
Fund/SM/  . . . . . . . . .     059      259      359       459         659
The Cash Management Trust of
America/(R)/. . . . . . . .     009      209      309       409         609
The Tax-Exempt Money Fund of
America/SM/ . . . . . . . .     039      N/A      N/A       N/A         N/A
The U.S. Treasury Money Fund
of America/SM/  . . . . . .     049      N/A      N/A       N/A         N/A
___________
*Qualified for sale only in certain jurisdictions.

                     The Income Fund of America -- Page 65

                                                 FUND NUMBERS
                                 ----------------------------------------------
                                  CLASS    CLASS    CLASS    CLASS     CLASS
FUND                              529-A    529-B    529-C    529-E    529-F-1
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . .    1002     1202     1302     1502       1402
American Balanced Fund . . . .    1011     1211     1311     1511       1411
American Mutual Fund . . . . .    1003     1203     1303     1503       1403
Capital Income Builder . . . .    1012     1212     1312     1512       1412
Capital World Growth and Income
Fund . . . . . . . . . . . . .    1033     1233     1333     1533       1433
EuroPacific Growth Fund  . . .    1016     1216     1316     1516       1416
Fundamental Investors  . . . .    1010     1210     1310     1510       1410
The Growth Fund of America . .    1005     1205     1305     1505       1405
The Income Fund of America . .    1006     1206     1306     1506       1406
International Growth and Income
Fund . . . . . . . . . . . . .    1034     1234     1334     1534       1434
The Investment Company of
America. . . . . . . . . . . .    1004     1204     1304     1504       1404
The New Economy Fund . . . . .    1014     1214     1314     1514       1414
New Perspective Fund . . . . .    1007     1207     1307     1507       1407
New World Fund . . . . . . . .    1036     1236     1336     1536       1436
SMALLCAP World Fund  . . . . .    1035     1235     1335     1535       1435
Washington Mutual Investors
Fund . . . . . . . . . . . . .    1001     1201     1301     1501       1401
BOND FUNDS
American High-Income Trust . .    1021     1221     1321     1521       1421
The Bond Fund of America . . .    1008     1208     1308     1508       1408
Capital World Bond Fund  . . .    1031     1231     1331     1531       1431
Intermediate Bond Fund of
America. . . . . . . . . . . .    1023     1223     1323     1523       1423
Short-Term Bond Fund of America   1048     1248     1348     1548       1448
U.S. Government Securities Fund   1022     1222     1322     1522       1422
MONEY MARKET FUND
American Funds Money Market
Fund . . . . . . . . . . . . .    1059     1259     1359     1559       1459
The Cash Management Trust of
America. . . . . . . . . . . .    1009     1209     1309     1509       1409

                     The Income Fund of America -- Page 66

                                               FUND NUMBERS
                                     ------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                                  R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

STOCK AND STOCK/BOND FUNDS
AMCAP Fund . . . . . . . . . . . .   2102   2202   2302   2402   2502    2602
American Balanced Fund . . . . . .   2111   2211   2311   2411   2511    2611
American Mutual Fund . . . . . . .   2103   2203   2303   2403   2503    2603
Capital Income Builder . . . . . .   2112   2212   2312   2412   2512    2612
Capital World Growth and Income
Fund . . . . . . . . . . . . . . .   2133   2233   2333   2433   2533    2633
EuroPacific Growth Fund  . . . . .   2116   2216   2316   2416   2516    2616
Fundamental Investors  . . . . . .   2110   2210   2310   2410   2510    2610
The Growth Fund of America . . . .   2105   2205   2305   2405   2505    2605
The Income Fund of America . . . .   2106   2206   2306   2406   2506    2606
International Growth and Income
Fund . . . . . . . . . . . . . . .   2134   2234   2334   2434   2534    2634
The Investment Company of America    2104   2204   2304   2404   2504    2604
The New Economy Fund . . . . . . .   2114   2214   2314   2414   2514    2614
New Perspective Fund . . . . . . .   2107   2207   2307   2407   2507    2607
New World Fund . . . . . . . . . .   2136   2236   2336   2436   2536    2636
SMALLCAP World Fund  . . . . . . .   2135   2235   2335   2435   2535    2635
Washington Mutual Investors Fund .   2101   2201   2301   2401   2501    2601
BOND FUNDS
American High-Income Municipal Bond
Fund . . . . . . . . . . . . . . .    N/A    N/A    N/A    N/A   2540     N/A
American High-Income Trust . . . .   2121   2221   2321   2421   2521    2621
The Bond Fund of America . . . . .   2108   2208   2308   2408   2508    2608
Capital World Bond Fund  . . . . .   2131   2231   2331   2431   2531    2631
Intermediate Bond Fund of America    2123   2223   2323   2423   2523    2623
Limited Term Tax-Exempt Bond Fund
of America . . . . . . . . . . . .    N/A    N/A    N/A    N/A   2543     N/A
Short-Term Bond Fund of America. .   2148   2248   2348   2448   2548    2648
The Tax-Exempt Bond Fund of America   N/A    N/A    N/A    N/A   2519     N/A
The Tax-Exempt Fund of California*    N/A    N/A    N/A    N/A   2520     N/A
The Tax-Exempt Fund of Maryland* .    N/A    N/A    N/A    N/A   2524     N/A
The Tax-Exempt Fund of Virginia* .    N/A    N/A    N/A    N/A   2525     N/A
U.S. Government Securities Fund  .   2122   2222   2322   2422   2522    2622
MONEY MARKET FUNDS
American Funds Money Market Fund .   2159   2259   2359   2459   2559    2659
The Cash Management Trust of
America. . . . . . . . . . . . . .   2109   2209   2309   2409   2509     N/A
The Tax-Exempt Money Fund of
America  . . . . . . . . . . . . .    N/A    N/A    N/A    N/A   2539     N/A
The U.S. Treasury Money Fund of
America  . . . . . . . . . . . . .   2149   2249   2349   2449   2549     N/A
___________
*Qualified for sale only in certain
jurisdictions.

                     The Income Fund of America -- Page 67

                                           FUND NUMBERS
                            ---------------------------------------------------
                                     CLASS  CLASS  CLASS  CLASS  CLASS   CLASS
FUND                        CLASS A   R-1    R-2    R-3    R-4    R-5     R-6
-------------------------------------------------------------------------------

AMERICAN FUNDS TARGET DATE RETIREMENT SERIES/(R)/
American Funds 2050 Target
Date Retirement Fund/(R)/     069    2169   2269   2369   2469   2569    2669
American Funds 2045 Target
Date Retirement Fund/(R)/     068    2168   2268   2368   2468   2568    2668
American Funds 2040 Target
Date Retirement Fund/(R)/     067    2167   2267   2367   2467   2567    2667
American Funds 2035 Target
Date Retirement Fund/(R)/     066    2166   2266   2366   2466   2566    2666
American Funds 2030 Target
Date Retirement Fund/(R)/     065    2165   2265   2365   2465   2565    2665
American Funds 2025 Target
Date Retirement Fund/(R)/     064    2164   2264   2364   2464   2564    2664
American Funds 2020 Target
Date Retirement Fund/(R)/     063    2163   2263   2363   2463   2563    2663
American Funds 2015 Target
Date Retirement Fund/(R)/     062    2162   2262   2362   2462   2562    2662
American Funds 2010 Target
Date Retirement Fund/(R)/     061    2161   2261   2361   2461   2561    2661

                     The Income Fund of America -- Page 68

                                    APPENDIX

The following descriptions of debt security ratings are based on information provided by Moody's Investors Service and Standard & Poor's Corporation.

                          DESCRIPTION OF BOND RATINGS

MOODY'S
LONG-TERM RATING DEFINITIONS

Aaa
Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa
Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A
Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa
Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba
Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B
Obligations rated B are considered speculative and are subject to high credit risk.

Caa
Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca
Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C
Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

NOTE: Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

                     The Income Fund of America -- Page 69

STANDARD & POOR'S
LONG-TERM ISSUE CREDIT RATINGS

AAA
An obligation rated AAA has the highest rating assigned by Standard & Poor's.
The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA
An obligation rated AA differs from the highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A
An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, AND C
Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated B is more vulnerable to nonpayment than obligations rated
BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC
An obligation rated CC is currently highly vulnerable to nonpayment.

                     The Income Fund of America -- Page 70

C
A C rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the C rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

D
An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

PLUS (+) OR MINUS (-)
The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

                     The Income Fund of America -- Page 71

...

[logo – American Funds®]

The Income Fund of America®

Investment portfolio

January 31, 2009
 unaudited

Common stocks — 55.10%	Shares		Value (000)

TELECOMMUNICATION SERVICES — 7.69%
AT&T Inc.	56,084,621		$1,380,803
Verizon Communications Inc.	45,584,600		1,361,612
Koninklijke KPN NV1	37,739,757		503,989
Telecom Italia SpA, nonvoting[1]	134,928,000		130,414
Telecom Italia SpA[1]	72,765,000		89,407
Vodafone Group PLC[1]	64,650,000		120,012
Qwest Communications International Inc.	35,000,000		112,700
Telstra Corp. Ltd.[1]	45,368,954		108,580
Telekomunikacja Polska SA1	17,645,900		99,852
Singapore Telecommunications Ltd.[1]	40,000,000		69,543
StarHub Ltd[1]	45,306,250		60,976
Bell Aliant Regional Communications Income Fund	2,825,700		56,122
Sprint Nextel Corp., Series 1[2]	760,501		1,848
Embarq Corp.	38,025		1,358
American Tower Corp., Class A2	42,271		1,283
XO Holdings, Inc.[2]	9,158		1
			4,098,500

CONSUMER STAPLES — 6.70%
Kraft Foods Inc., Class A	22,000,821		617,123
Philip Morris International Inc.	12,530,000		465,490
Hershey Co.[3]	10,821,000		403,407
H.J. Heinz Co.	9,511,700		347,177
Coca-Cola Co.	7,240,000		309,293
Diageo PLC[1]	18,650,000		254,456
Unilever NV, depository receipts[1]	6,380,000		140,768
Unilever NV (New York registered)	5,051,750		110,987
General Mills, Inc.	3,421,800		202,399
Clorox Co.	3,050,000		152,957
Kimberly-Clark Corp.	2,950,000		151,837
Altria Group, Inc.	7,031,200		116,296
Reynolds American Inc.	3,000,000		114,540
Goodman Fielder Ltd.[1,3]	67,000,000		64,784
SABMiller PLC[1]	3,876,000		63,179
Coca-Cola Amatil Ltd.[1]	5,092,118		29,480
ConAgra Foods, Inc.	1,340,400		22,921
			3,567,094

INDUSTRIALS — 6.39%
Waste Management, Inc.	22,435,500		699,763
General Electric Co.	45,169,000		547,900
Emerson Electric Co.	11,885,000		388,640
United Parcel Service, Inc., Class B	7,530,000		319,950
Schneider Electric SA1	4,214,488		268,013
Finmeccanica SpA[1]	11,307,669		177,141
Deutsche Post AG1	14,021,400		175,887
Cooper Industries, Ltd., Class A	5,000,000		134,550
Masco Corp.	16,253,200		127,100
Hubbell Inc., Class B	3,272,100		101,435
Avery Dennison Corp.	3,248,182		78,703
Macquarie Korea Infrastructure Fund[1,3]	21,472,962		78,655
Atlas Copco AB, Class A1	11,000,000		74,076
De La Rue PLC[1,3]	5,119,718		69,183
Watsco, Inc.	1,707,900		56,446
R.R. Donnelley & Sons Co.	2,845,400		27,771
Corporate Executive Board Co.	1,364,500		27,563
SembCorp Industries Ltd[1]	16,689,500		24,807
Sandvik AB1	2,400,000		12,318
Delta Air Lines, Inc.[2]	1,544,006		10,654
UAL Corp.[2]	59,995		566
			3,401,121

UTILITIES — 6.24%
GDF Suez[1]	15,686,565		601,939
Entergy Corp.	4,942,600		377,417
FirstEnergy Corp.	6,141,500		307,013
RWE AG1	3,350,663		260,333
Exelon Corp.	3,800,000		206,036
Duke Energy Corp.	13,431,172		203,482
E.ON AG1	5,900,000		189,793
Southern Co.	5,405,000		180,797
DTE Energy Co.	5,000,000		172,500
Hongkong Electric Holdings Ltd.[1]	26,754,000		157,031
Consolidated Edison, Inc.	2,750,000		112,062
PPL Corp.	3,300,000		101,178
Enel SpA[1]	16,433,000		92,098
Ameren Corp.	2,500,000		83,125
Progress Energy, Inc.	2,045,400		79,198
American Electric Power Co., Inc.	2,500,000		78,375
NiSource Inc.	4,859,596		47,041
Spark Infrastructure[1]	50,400,000		42,880
DUET Group[1]	22,425,266		29,974
			3,322,272

HEALTH CARE — 5.08%
Merck & Co., Inc.	30,175,000		861,496
Bristol-Myers Squibb Co.	28,525,500		610,731
Eli Lilly and Co.	12,890,000		474,610
Pfizer Inc	19,050,000		277,749
Wyeth	4,257,500		182,945
Abbott Laboratories	3,000,000		166,320
Johnson & Johnson	2,150,000		124,034
Schering-Plough Corp.	439,243		7,713
Clarent Hospital Corp.[1,2,3]	484,684		24
			2,705,622

FINANCIALS — 4.83%
JPMorgan Chase & Co.	16,460,000		419,895
U.S. Bancorp	25,777,400		382,537
Wells Fargo & Co.	14,708,000		277,981
Unibail-Rodamco, non-registered shares[1]	1,475,000		198,592
Equity Residential, shares of beneficial interest	6,842,800		163,748
PNC Financial Services Group, Inc.	3,832,000		124,617
Kimco Realty Corp.	8,127,866		116,879
Alexandria Real Estate Equities, Inc.[3]	1,730,300		102,676
People’s United Financial, Inc.	6,100,000		99,796
Crédit Agricole SA1	8,000,000		97,337
Hospitality Properties Trust[3]	6,000,000		80,520
HCP, Inc.	2,442,300		57,003
Bank of America Corp.	8,000,000		52,640
Singapore Exchange Ltd.[1]	14,500,000		49,147
Simon Property Group, Inc.	1,000,000		42,980
SunTrust Banks, Inc.	3,500,000		42,910
QBE Insurance Group Ltd.[1]	2,707,792		40,792
Itaúsa — Investimentos Itaú SA, preferred nominative	11,058,500		34,937
CapitalSource Inc.	8,828,441		32,136
Citigroup Inc.	8,500,000		30,175
Unibanco-União de Bancos Brasileiros SA, units (GDR)	484,000		27,239
Boardwalk REIT	1,199,000		26,141
HSBC Holdings PLC (Hong Kong)[1]	2,981,600		23,096
ING Groep NV, depository receipts[1]	2,816,200		22,488
AXA SA1	875,000		13,630
DnB NOR ASA[1]	3,750,000		12,646
iStar Financial, Inc.	2,415,822		2,537
			2,575,075

ENERGY — 4.37%
Chevron Corp.	13,015,000		917,818
TOTAL SA1	3,855,000		192,804
TOTAL SA (ADR)	3,640,000		181,199
Diamond Offshore Drilling, Inc.	5,015,000		314,741
Royal Dutch Shell PLC, Class A (ADR)	4,000,000		196,920
Royal Dutch Shell PLC, Class B1	2,797,147		66,751
Spectra Energy Corp	16,311,414		236,679
Occidental Petroleum Corp.	2,000,000		109,100
Penn West Energy Trust	8,775,000		99,774
ARC Energy Trust	690,500		9,287
			2,325,073

CONSUMER DISCRETIONARY — 3.93%
McDonald’s Corp.	10,318,300		598,668
Vivendi SA1	14,955,000		386,046
Home Depot, Inc.	16,849,800		362,776
Esprit Holdings Ltd.[1]	49,615,400		264,632
VF Corp.	2,130,000		119,323
H & M Hennes & Mauritz AB, Class B1	2,277,000		87,917
Tatts Group Ltd.[1]	46,500,000		84,249
Limited Brands, Inc.	6,169,000		48,859
Regal Entertainment Group, Class A	4,827,018		48,463
CBS Corp., Class B	7,000,000		40,040
Leggett & Platt, Inc.	1,874,000		23,406
Kesa Electricals PLC[1]	10,900,000		15,917
Time Warner Cable Inc., Class A2	404,298		7,532
Ford Motor Co.[2]	2,169,728		4,057
Adelphia Recovery Trust, Series ACC-1[2]	19,531,478		195
American Media Operations, Inc.[1,2,4]	281,003		3
			2,092,083

INFORMATION TECHNOLOGY — 3.36%
Intel Corp.	36,920,000		476,268
Microchip Technology Inc.[3]	14,128,000		268,008
Automatic Data Processing, Inc.	6,900,000		250,677
Paychex, Inc.	8,897,000		216,108
Microsoft Corp.	11,045,000		188,870
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	16,527,729		124,619
Taiwan Semiconductor Manufacturing Co. Ltd.[1]	31,999,668		38,543
Maxim Integrated Products, Inc.	12,045,000		159,355
Lite-On Technology Corp.[1]	106,056,798		64,223
ZiLOG, Inc.[2]	455,000		1,101
			1,787,772

MATERIALS — 1.94%
E.I. du Pont de Nemours and Co.	16,600,000		381,136
Weyerhaeuser Co.[3]	10,728,000		293,304
MeadWestvaco Corp.[3]	11,500,696		133,868
Vulcan Materials Co.	1,500,000		74,190
International Paper Co.	5,500,000		50,160
Fletcher Building Ltd.[1]	15,584,014		44,101
PPG Industries, Inc.	745,000		27,997
Alcoa Inc.	3,036,400		23,653
Freeport-McMoRan Copper & Gold Inc.	300,000		7,542
			1,035,951

MISCELLANEOUS — 4.57%
Other common stocks in initial period of acquisition			2,430,220

Total common stocks (cost: $39,044,360,000)			29,340,783

Preferred stocks — 1.18%

FINANCIALS — 1.18%
SMFG Preferred Capital USD 3 Ltd. 9.50%[4,5]	173,190,000		165,647
SMFG Preferred Capital USD 1 Ltd. 6.078%[4,5]	26,170,000		17,616
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative[4]	8,800,000		8,001
Vornado Realty Trust, Series I, 6.625%	3,380,000		52,559
Bank of America Corp., Series K, 8.00% noncumulative[5]	84,500,000		44,812
BAC Capital Trust XIII 2.396%[5]	14,880,000		3,473
JPMorgan Chase & Co., Series I, 7.90%[5]	54,715,000		41,686
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up4,5	25,000,000		19,252
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up4,5	10,000,000		8,676
Public Storage, Inc., Series F, 6.45%	1,000,000		18,590
Public Storage, Inc., Series V, 7.50% cumulative depositary shares	400,000		9,120
Santander Finance Preferred S.A., Unipersonal, 6.50%	1,417,200		23,331
Woori Bank 6.208%[4,5]	45,000,000		19,779
Barclays Bank PLC 7.434%[4,5]	39,905,000		18,765
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,5]	31,710,000		18,102
BNP Paribas 7.195%[4,5]	24,500,000		13,485
BNP Paribas Capital Trust 9.003% noncumulative trust[4,5]	8,000,000		4,483
PNC Preferred Funding Trust I 6.517%[4,5]	35,400,000		17,052
Citigroup Inc., Series E, 8.40%[5]	39,450,000		14,458
ILFC E-Capital Trust I 5.90%[4,5]	25,300,000		7,971
ILFC E-Capital Trust II 6.25%[4,5]	18,790,000		6,167
Standard Chartered PLC 6.409%[4,5]	25,500,000		8,805
Standard Chartered PLC 7.014% noncumulative redeemable preference shares[4,5]	11,000,000		4,308
QBE Capital Funding II LP 6.797%[4,5]	18,715,000		10,291
Fannie Mae, Series O, 7.00%[4,5]	3,183,287		7,560
Fannie Mae, Series S, 8.25% noncumulative	1,511,450		1,757
Fannie Mae, Series R, 7.625%	592,700		624
AXA SA, Series B, 6.379%[4,5]	21,250,000		9,203
General Motors Corp. 9.00%[4]	28,785		7,185
Société Générale 5.922%[4,5]	15,935,000		7,113
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	45,950,000		6,103
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[4,5]	6,500,000		5,721
XL Capital Ltd., Series C, 6.102%[1,4]	1,039,200		3,704
XL Capital Ltd., Series E, 6.50%[5]	12,750,000		1,818
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[4,5]	7,322,000		4,725
Banco Bilbao Vizcaya Argentaria, SA, 5.919%[5]	14,025,000		4,527
Lloyds TSB Group PLC 6.267%[4,5]	12,400,000		3,081
Royal Bank of Scotland Group PLC, Series U, 7.64%[5]	18,200,000		2,822
Freddie Mac, Series Z, 8.375%	1,100,000		1,169
Freddie Mac, Series W, 5.66%	1,912,800		904
Freddie Mac, Series Y, 6.55%	717,000		344
Shinhan Bank 5.663% 2035[5]	2,075,000		1,134
Shinhan Bank 6.819% 2036[5]	400,000		214
iStar Financial, Inc., Series F, 7.80% cumulative redeemable	398,400		1,195
BOI Capital Funding (No. 2) LP 5.571%[4,5]	2,500,000		249
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[4]	2,948,000		29
Lehman Brothers Holdings E-Capital Trust I 3.59%[5,6]	3,085,000		—
			627,610

MISCELLANEOUS — 0.00%
Other preferred stocks in initial period of acquisition			374

Total preferred stocks (cost: $1,327,472,000)			627,984

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[1,2]	18,316		—
XO Holdings, Inc., Series B, warrants, expire 2010[1,2]	13,738		—
XO Holdings, Inc., Series C, warrants, expire 2010[1,2]	13,738		—
GT Group Telecom Inc., warrants, expire 2010[1,2,4]	15,000		—
			—

INDUSTRIALS — 0.00%
Atrium Corp., warrants, expire 2018[1,2,4]	3,456		—

Total warrants (cost: $779,000)			—

	Shares or		Value
Convertible securities — 1.60%	principal amount		(000)

HEALTH CARE — 0.54%
Schering-Plough Corp., 6.00% convertible preferred 2010	990,100		$172,287
Mylan Inc. 6.50% convertible preferred 2010[1]	140,000		103,425
Incyte Corp. 3.50% convertible notes 2011[4]	$15,000,000		7,575
			283,287

MATERIALS — 0.24%
Cia. Vale do Rio Doce, Class A, 5.50% convertible preferred 2010	1,000,000		31,460
Cia. Vale do Rio Doce, Series 1, 5.50% convertible preferred 2010	2,590,000		80,679
Freeport-McMoRan Copper & Gold Inc. 6.75% convertible preferred 2010	290,000		13,514
			125,653

CONSUMER STAPLES — 0.22%
Archer Daniels Midland Co., 6.25% convertible preferred 2011, units	2,700,000		97,362
Bunge Ltd. 5.125% convertible preferred 2010	13,300		5,453
Bunge Ltd. 4.875% convertible preferred	247,700		15,235
			118,050

FINANCIALS — 0.14%
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares[1,7]	3,570,000		57,165
Metropolitan Life Insurance Co., Class B, 6.375% convertible preferred 2009, units	2,000,000	units	16,540
Fannie Mae, Series 2004-1, 5.375% convertible preferred	396		1,584
			75,289

ENERGY — 0.10%
El Paso Corp. 4.99% convertible preferred[4]	75,000		54,066

INFORMATION TECHNOLOGY — 0.09%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$92,245,000		27,904
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$63,525,000		20,090
			47,994

INDUSTRIALS — 0.07%
UAL Corp. 4.50% convertible notes 2021	$72,600,000		38,144

CONSUMER DISCRETIONARY — 0.02%
Ford Motor Co. 4.25% convertible notes 2036	$46,316,700		10,884

MISCELLANEOUS — 0.18%
Other convertible securities in initial period of acquisition			96,523

Total convertible securities (cost: $1,460,098,000)			849,890

	Principal amount
Bonds & notes — 33.51%	(000)

MORTGAGE-BACKED OBLIGATIONS[8] — 7.49%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	$36,750		38,962
Fannie Mae 9.00% 2010	6		6
Fannie Mae 4.89% 2012	10,000		10,124
Fannie Mae 4.00% 2015	4,356		4,397
Fannie Mae 7.00% 2016	141		148
Fannie Mae 5.00% 2018	12,371		12,751
Fannie Mae 5.50% 2018	10,388		10,770
Fannie Mae 10.00% 2018	196		219
Fannie Mae 5.50% 2020	28,460		29,471
Fannie Mae 6.00% 2021	1,201		1,252
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	20,288		20,482
Fannie Mae 9.50% 2022	201		221
Fannie Mae 5.50% 2023	14,850		15,331
Fannie Mae 5.50% 2023	10,534		10,875
Fannie Mae 5.50% 2023	9,874		10,203
Fannie Mae 7.50% 2023	7		7
Fannie Mae 5.00% 2024	20,000		20,459
Fannie Mae 10.00% 2025[1]	135		137
Fannie Mae, Series 2001-4, Class GA, 10.148% 2025[5]	722		817
Fannie Mae, Series 2001-4, Class NA, 11.87% 2025[5]	56		62
Fannie Mae 6.00% 2026	17,261		17,854
Fannie Mae 6.50% 2026	5,320		5,548
Fannie Mae 6.50% 2026	824		859
Fannie Mae 7.00% 2026	2,254		2,373
Fannie Mae 6.50% 2027	1,385		1,444
Fannie Mae 6.50% 2027	1,269		1,323
Fannie Mae 6.50% 2027	1,124		1,172
Fannie Mae 6.50% 2027	1,040		1,084
Fannie Mae 6.00% 2028	26,220		27,055
Fannie Mae 7.00% 2028	6,786		7,143
Fannie Mae 7.00% 2028	1,160		1,221
Fannie Mae 7.50% 2031	282		299
Fannie Mae, Series 2001-20, Class E, 9.625% 2031[5]	582		652
Fannie Mae 5.50% 2033	4,063		4,177
Fannie Mae 4.566% 2035[5]	4,633		4,729
Fannie Mae 5.50% 2035	14,834		15,220
Fannie Mae 5.50% 2035	6,729		6,904
Fannie Mae 6.50% 2035	421		441
Fannie Mae 7.00% 2035	6,984		7,353
Fannie Mae 6.00% 2036	20,000		20,638
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	7,610		7,821
Fannie Mae 6.50% 2036	14,628		15,171
Fannie Mae 5.50% 2037	94,025		96,320
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	22,811		23,267
Fannie Mae 5.50% 2037	17,932		18,381
Fannie Mae 5.621% 2037[5]	15,119		15,544
Fannie Mae 6.00% 2037	378,512		390,579
Fannie Mae 6.00% 2037	75,316		77,717
Fannie Mae 6.00% 2037	49,500		51,078
Fannie Mae 6.00% 2037	32,248		33,276
Fannie Mae 6.00% 2037	27,271		28,174
Fannie Mae 6.00% 2037	20,000		20,638
Fannie Mae 6.00% 2037[1]	19,691		20,104
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	17,312		17,840
Fannie Mae 6.00% 2037	15,705		16,225
Fannie Mae 6.00% 2037	10,172		10,500
Fannie Mae 6.00% 2037	10,000		10,319
Fannie Mae 6.00% 2037	2,217		2,272
Fannie Mae 6.50% 2037	53,295		55,275
Fannie Mae 6.50% 2037	17,010		17,753
Fannie Mae 6.50% 2037	16,596		17,305
Fannie Mae 6.50% 2037	13,120		13,681
Fannie Mae 6.50% 2037	12,911		13,391
Fannie Mae 6.50% 2037[1]	12,441		12,834
Fannie Mae 6.50% 2037	6,977		7,236
Fannie Mae 6.50% 2037	6,204		6,475
Fannie Mae 6.50% 2037	3,962		4,135
Fannie Mae 6.78% 2037[5]	1,489		1,540
Fannie Mae 7.00% 2037	33,922		35,453
Fannie Mae 7.00% 2037	30,431		32,032
Fannie Mae 7.00% 2037	13,458		14,166
Fannie Mae 7.00% 2037	12,812		13,390
Fannie Mae 7.00% 2037	10,198		10,658
Fannie Mae 7.00% 2037	9,899		10,346
Fannie Mae 7.00% 2037	8,352		8,792
Fannie Mae 7.00% 2037	7,841		8,195
Fannie Mae 7.00% 2037[1]	4,357		4,532
Fannie Mae 7.00% 2037[1]	3,566		3,709
Fannie Mae 7.00% 2037	1,868		1,952
Fannie Mae 7.00% 2037	1,192		1,255
Fannie Mae 7.50% 2037	21,655		22,641
Fannie Mae 7.50% 2037	3,822		3,996
Fannie Mae 7.50% 2037	3,186		3,331
Fannie Mae 7.50% 2037	1,601		1,673
Fannie Mae 7.50% 2037[1]	1,243		1,292
Fannie Mae 7.50% 2037[1]	747		776
Fannie Mae 8.00% 2037	1,211		1,266
Fannie Mae 8.00% 2037	1,174		1,228
Fannie Mae 4.50% 2038	14,116		14,214
Fannie Mae 5.00% 2039	29,000		29,471
Fannie Mae 6.00% 2035	79,985		82,447
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,335		1,380
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	907		960
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2041	653		692
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,447		1,536
Fannie Mae 6.50% 2047	6,081		6,295
Fannie Mae 6.50% 2047	5,519		5,714
Fannie Mae 6.50% 2047	5,180		5,363
Fannie Mae 6.50% 2047	4,164		4,311
Fannie Mae 6.50% 2047	3,557		3,683
Fannie Mae 6.50% 2047	2,407		2,492
Fannie Mae 6.50% 2047	1,412		1,462
Fannie Mae 6.50% 2047	1,037		1,074
Fannie Mae 7.00% 2047	5,808		6,055
Fannie Mae 7.00% 2047	3,495		3,644
Fannie Mae 7.00% 2047	3,490		3,639
Fannie Mae 7.00% 2047	2,689		2,804
Fannie Mae 7.00% 2047	1,577		1,645
Freddie Mac 8.50% 2009	5		5
Freddie Mac 8.50% 2010	16		16
Freddie Mac 5.00% 2018	7,569		7,800
Freddie Mac 5.50% 2018	3,744		3,882
Freddie Mac 11.00% 2018	139		156
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425		24,819
Freddie Mac 5.50% 2019	10,107		10,477
Freddie Mac, Series 178, Class Z, 9.25% 2021	70		74
Freddie Mac, Series 2289, Class NB, 11.464% 2022[5]	137		155
Freddie Mac 5.00% 2023	29,424		30,145
Freddie Mac 5.00% 2023	27,316		27,985
Freddie Mac 5.00% 2023	22,709		23,265
Freddie Mac 5.00% 2023	14,877		15,241
Freddie Mac 5.00% 2023	8,065		8,267
Freddie Mac 5.00% 2023	4,597		4,710
Freddie Mac 6.00% 2026	4,448		4,601
Freddie Mac 6.00% 2027	7,658		7,902
Freddie Mac 4.634% 2035[5]	6,419		6,565
Freddie Mac 5.00% 2035	11,407		11,599
Freddie Mac, Series 3061, Class PN, 5.50% 2035	5,310		5,504
Freddie Mac 5.00% 2036	10,320		10,481
Freddie Mac, Series 3257, Class PA, 5.50% 2036	22,236		22,836
Freddie Mac 7.00% 2036	1,689		1,755
Freddie Mac 5.00% 2037	3,292		3,343
Freddie Mac 5.437% 2037[5]	10,854		11,114
Freddie Mac, Series 3286, Class JN, 5.50% 2037	30,033		30,641
Freddie Mac, Series 3312, Class PA, 5.50% 2037	22,901		23,334
Freddie Mac, Series 3318, Class JT, 5.50% 2037	16,783		17,122
Freddie Mac, Series 3271, Class OA, 6.00% 2037	21,470		22,686
Freddie Mac 6.50% 2037	7,247		7,560
Freddie Mac 5.00% 2038	31,976		32,474
Freddie Mac 5.938% 2038[5]	4,041		4,130
Freddie Mac 6.50% 2038	30,794		32,136
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020[1]	6,194		4,831
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	78,075		63,084
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	13,340		9,705
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	6,132		4,717
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	11,354		3,432
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	11,972		6,069
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	3,863		3,215
Countrywide Alternative Loan Trust, Series 2006-18CB, Class A-7, 0.739% 2036[5]	12,661		6,656
Countrywide Alternative Loan Trust, Series 2006-14CB, Class A-2, 0.789% 2036[5]	6,444		3,941
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-4, 5.50% 2036	10,000		5,789
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	7,028		5,681
Countrywide Alternative Loan Trust, Series 2007-J1, Class 3-A-4, 5.755% 2036[5]	20,000		9,938
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 0.739% 2037[5]	27,196		10,067
Countrywide Alternative Loan Trust, Series 2007-5CB, Class 1-A-19, 0.839% 2037[1,5]	32,475		17,861
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1-A-9, 5.75% 2037	15,304		8,912
Countrywide Alternative Loan Trust, Series 2007-7T2, Class A-27, 6.00% 2037	36,739		20,291
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.85% 2047[5]	29,832		15,048
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.924% 2047[5]	16,348		8,312
Government National Mortgage Assn. 9.50% 2009	27		27
Government National Mortgage Assn. 9.00% 2016	32		35
Government National Mortgage Assn. 8.50% 2017	7		8
Government National Mortgage Assn. 8.50% 2017	3		3
Government National Mortgage Assn. 8.50% 2021	160		174
Government National Mortgage Assn. 8.50% 2021	26		29
Government National Mortgage Assn. 8.50% 2021	5		6
Government National Mortgage Assn. 9.50% 2021	96		107
Government National Mortgage Assn. 10.00% 2021	1,025		1,162
Government National Mortgage Assn. 10.00% 2025	971		1,095
Government National Mortgage Assn. 6.00% 2038	84,271		86,818
Government National Mortgage Assn. 6.50% 2038	53,899		56,004
Government National Mortgage Assn. 6.50% 2038	3,953		4,108
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	52,474		48,577
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A-2, 5.00% 2018	31,861		29,495
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 5.451% 2033[5]	175		117
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY3, Class 4-A1, 5.339% 2037[5]	3,952		2,754
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.816% 2037[5]	33,799		23,939
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.849% 2037[5]	17,091		9,467
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.868% 2037[5]	16,329		9,001
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	10,681		8,761
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	6,609		4,804
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	100		46
Residential Accredit Loans, Inc., Series 2005-QA12, Class CB-I, 5.868% 2035[5]	9,781		5,241
Residential Accredit Loans, Inc., Series 2007-QS5, Class A-5, 0.689% 2037[5]	43,125		18,166
Residential Accredit Loans, Inc., Series 2007-QS8, Class A-1, 0.79% 2037[5]	5,884		2,545
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	52,113		27,272
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	13,558		8,564
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	7,094		3,885
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	5,240		4,062
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,677		3,405
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,899		2,020
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	7,375		7,274
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	4,851		3,137
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	8,901		8,618
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[4]	18,205		12,477
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	10,000		8,453
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,910		6,763
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 2038[5]	8,000		7,201
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 2040[5]	3,050		2,760
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[5]	10,900		9,103
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	3,681		3,596
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	1,741		1,642
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	14,040		13,316
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	799		748
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-2, 4.223% 2042	11,687		10,965
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,886		2,718
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[5]	3,840		2,593
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[5]	27,700		19,411
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	20,000		19,282
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4]	7,250		5,872
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[1,4]	20,000		16,000
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[1,4]	37,375		27,844
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[1,4]	20,500		12,589
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[1,4]	5,550		3,168
Wells Fargo Alternative Loan Trust, Series 2007-PA1, Class A-1, 0.709% 2037[5]	10,750		4,685
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	14,000		6,523
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.076% 2037[5]	15,286		7,400
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	32,242		17,523
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	42,715		18,913
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	21,494		9,704
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	10,000		9,000
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[1,4]	37,750		33,031
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[1,4]	9,000		7,335
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[1,4]	16,575		13,343
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[1,4]	1,250		994
Wells Fargo Mortgage-backed Securities Trust, Series 2003-13, Class A-1, 4.50% 2018	13,761		12,622
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021[1]	7,422		6,829
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.656% 2036[5]	12,994		9,232
Wells Fargo Mortgage-backed Securities Trust, Series 2007-11, Class A-96, 6.00% 2037	50,269		33,523
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 5.315% 2033[5]	703		576
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.619% 2034[5]	3,364		2,255
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.562% 2035[5]	6,005		3,566
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.201% 2037[5]	18,841		13,066
CHL Mortgage Pass-Through Trust, Series 2007-8, Class 1-A-1, 6.00% 2038	8,778		6,712
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.93% 2047[5]	39,033		22,088
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.083% 2047[5]	21,867		12,614
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[1,4]	10,000		9,150
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[1,4]	7,000		6,300
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[1,4]	12,000		10,680
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[1,4]	5,000		4,100
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[1,4]	18,000		14,220
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[1,4]	17,000		13,090
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[1,4]	1,670		1,269
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[1,4]	12,000		11,160
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[1,4]	11,100		10,101
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[1,4]	8,000		7,240
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[1,4]	29,000		25,955
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	15,000		12,947
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	9,720		9,338
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[5]	5,000		3,914
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.265% 2044[5]	22,000		17,937
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	12,500		10,224
Lehman Mortgage Trust, Series 2005-2, Class 5-A1, 1.289% 2035[5]	16,660		6,818
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	7,079		6,378
Lehman Mortgage Trust, Series 2006-3, Class 3-A1, 0.739% 2036[5]	56,799		27,265
Lehman Mortgage Trust, Series 2006-8, Class 2-A1, 0.81% 2036[5]	2,552		1,053
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.826% 2037[5]	24,425		12,253
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.76% 2036[5]	28,238		15,768
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.207% 2036[5]	40,604		19,591
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 0.769% 2036[5]	6,582		3,640
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.893% 2036[5]	11,168		5,968
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.921% 2036[5]	27,082		15,011
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.928% 2037[5]	10,503		5,563
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.975% 2047[5]	6,550		3,609
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	5,395		4,995
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class I-A4A, 5.573% 2035[5]	18,343		11,541
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR5, Class 2-A7A, 6.217% 2036[5]	24,255		13,953
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.608% 2037[5]	5,526		3,282
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	19,584		10,634
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	38,428		21,209
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	10,506		10,469
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-4, 5.115% 2045[1,5]	3,000		2,499
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.227% 2045[5]	17,730		14,374
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019	27,261		24,691
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.84% 2033[5]	1,693		1,419
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	2,640		2,414
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.338% 2044[5]	13,000		8,707
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.334% 2045[5]	17,000		14,719
Bank of America 5.50% 2012[4]	22,500		22,258
CitiMortgage Alternative Loan Trust, Series 2005-A1, Class IIA-1, 5.00% 2020	13,697		10,610
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class IA-1, 6.00% 2037[1]	20,000		11,400
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.955% 2034[5]	1,792		1,291
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[5]	20,000		10,995
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.871% 2035[5]	13,334		7,968
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	21,353		18,429
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-2, 5.117% 2037	9,890		8,937
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[5]	10,000		9,196
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[1]	18,153		17,812
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	27,410		17,738
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	14,714		13,202
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	3,695		3,371
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[5]	29,942		16,551
Nationwide Building Society, Series 2007-2, 5.50% 2012[4]	17,500		16,187
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	10,846		6,962
Morgan Stanley Mortgage Loan Trust, Series 2006-11, Class 4-A-1, 0.81% 2036[5]	5,552		2,346
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 5.967% 2036[5]	911		489
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.612% 2037[5]	12,891		6,249
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 2042[5]	17,875		15,567
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[5]	20,250		14,453
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	20,000		13,485
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 0.509% 2046[5]	16,673		13,481
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	7,177		6,130
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	5,000		4,123
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	2,642		1,624
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.221% 2031[4,5]	24,105		380
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	3,797		3,723
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	7,665		7,616
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	11,737		11,308
Host Marriott Pool Trust, Series 1999-HMTA, Class D, 7.97% 2015[4]	10,990		11,202
Morgan Stanley Dean Witter Capital I Trust, Series 2000-LIFE2, Class A-2, 7.20% 2033	10,510		10,230
Banc of America Funding Trust, Series 2007-7, Class 2-A-1, 6.00% 2037	15,990		9,864
Residential Asset Securitization Trust, Series 2006-A9CB, Class A-11, 0.819% 2036[5]	22,482		9,138
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	1,095		738
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	9,856		8,149
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.467% 2027[4,5]	230		229
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.601% 2027[4,5]	190		190
Structured Asset Securities Corp., Series 2005-3, Class 1-A-5, 5.00% 2035	12,539		8,132
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	8,256		8,276
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[4,5]	10,000		7,969
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.731% 2036[5]	2,000		1,040
J.P. Morgan Mortgage Trust, Series 2006-A7, Class 2-A-4, 5.801% 2037[5]	13,875		6,435
GS Mortgage Securities Corp. II, Series 2001-ROCK, Class D, 6.878% 2018[4]	6,000		6,224
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[4]	6,000		6,220
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925		6,164
BCAP LLC Trust, Series 2006-AA2, Class A-1, 0.559% 2037[5]	14,145		5,842
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	689		679
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	5,260		4,985
Deutsche Alt-A Securities, Inc., Mortgage Loan Trust, Series 2005-5, Class II-A-1, 0.589% 2035[5]	8,660		5,266
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.887% 2036[5]	10,456		5,206
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.63% 2036[5]	7,400		5,001
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	4,844		4,755
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	4,149		3,166
TBW Mortgage-Backed Trust, Series 2006-1, Class 2-A-1, 6.50% 2036	6,194		3,055
GSAA Home Equity Trust, Series 2007-10, Class A-1A, 6.00% 2037	4,868		2,541
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 5.456% 2036[5]	3,325		1,757
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	268		259
			3,989,729

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 4.38%
U.S. Treasury 3.875% 2009	5,000		5,051
U.S. Treasury 1.50% 2010	37,000		37,437
U.S. Treasury 1.125% 2011	60,680		60,386
U.S. Treasury 4.50% 2011	16,165		17,608
U.S. Treasury 4.625% 2011	197,750		216,629
U.S. Treasury 4.875% 2011	53,820		58,544
U.S. Treasury 2.00% 2012[1,9]	67,428		69,862
U.S. Treasury 4.25% 2012	112,490		123,629
U.S. Treasury 2.00% 2013[1,9]	20,127		20,047
U.S. Treasury 3.625% 2013	199,640		216,617
U.S. Treasury 4.25% 2013	159,582		178,507
U.S. Treasury 4.25% 2014	91,000		102,677
U.S. Treasury 2.00% 2015[1,9]	74,357		73,329
U.S. Treasury 8.875% 2017	7,500		10,650
U.S. Treasury 2.00% 2018[1,9]	20,305		19,796
U.S. Treasury 3.50% 2018	74,310		78,327
U.S. Treasury 3.75% 2018	41,500		44,697
U.S. Treasury 8.125% 2019	24,000		33,743
U.S. Treasury 6.25% 2023	7,190		9,105
U.S. Treasury 6.00% 2026	20,000		25,553
U.S. Treasury 6.50% 2026	14,385		19,373
U.S. Treasury 5.50% 2028	19,375		23,589
U.S. Treasury 2.00% 2032[1,9]	18,579		22,543
U.S. Treasury 4.50% 2036	101,140		114,691
U.S. Treasury 4.375% 2038	12,495		14,168
Fannie Mae 2.875% 2010	65,000		66,624
Fannie Mae 6.25% 2011	5,400		5,657
Fannie Mae 5.25% 2012	74,000		76,176
Fannie Mae 2.875% 2013	89,205		90,727
Fannie Mae 4.625% 2013	80,000		80,072
Fannie Mae 6.25% 2029	50,000		61,171
Freddie Mac 6.625% 2009	39,355		40,770
Freddie Mac 5.00% 2018	170,000		159,130
Federal Home Loan Bank 5.00% 2009	15,000		15,395
Federal Home Loan Bank 3.625% 2013	8,825		9,208
Federal Home Loan Bank 5.25% 2014	11,125		12,492
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625% 2011	4,400		4,406
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 2.20% 2012	11,750		11,711
CoBank ACB 7.875% 2018[4]	10,000		9,661
CoBank ACB 2.596% 2022[4,5]	8,315		5,834
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	11,000		11,671
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	3,000		3,176
United States Government Agency-Guaranteed (FDIC insured), Regions Bank 3.25% 2011	13,375		13,748
United States Government Agency-Guaranteed (FDIC insured), Sovereign Bancorp, Inc. 2.75% 2012	12,500		12,698
United States Government Agency-Guaranteed (FDIC insured), PNC Funding Corp. 2.30% 2012	12,500		12,490
United States Government Agency-Guaranteed (FDIC insured), Bank of America Corp., Series L, 3.125% 2012	12,000		12,337
United States Government Agency-Guaranteed (FDIC insured), Citigroup Inc. 2.875% 2011	12,000		12,275
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000		10,683
			2,334,670

FINANCIALS — 4.15%
Simon Property Group, LP 4.875% 2010	5,000		4,788
Simon Property Group, LP 5.375% 2011	32,700		29,106
Simon Property Group, LP 6.35% 2012	5,000		4,253
Simon Property Group, LP 5.30% 2013	6,000		4,961
Simon Property Group, LP 5.75% 2015	2,500		1,909
Simon Property Group, LP 5.25% 2016	80,040		60,301
Simon Property Group, LP 6.10% 2016	4,250		3,349
Simon Property Group, LP 5.875% 2017	35,825		27,690
Simon Property Group, LP 6.125% 2018	47,375		36,581
Countrywide Home Loans, Inc., Series M, 4.125% 2009	8,000		7,951
Countrywide Financial Corp., Series A, 4.50% 2010	2,695		2,628
Countrywide Financial Corp., Series B, 5.80% 2012	49,356		48,554
Bank of America Corp. 5.30% 2017	55,990		49,228
Merrill Lynch & Co., Inc. 6.875% 2018	10,000		9,643
MBNA Global Capital Funding, Series B, 3.993% 2027[5]	35,000		15,671
Westfield Group 5.40% 2012[4]	22,690		18,825
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[4]	28,560		21,589
Westfield Group 5.70% 2016[4]	60,690		45,088
Westfield Group 7.125% 2018[4]	57,870		46,342
General Motors Acceptance Corp. 6.875% 2011[4]	58,489		46,073
General Motors Acceptance Corp. 7.25% 2011[4]	30,552		24,680
General Motors Acceptance Corp. 6.875% 2012[4]	6,851		4,903
General Motors Acceptance Corp. 7.00% 2012[4]	21,516		15,709
General Motors Acceptance Corp. 7.50% 2013[4]	6,484		3,829
General Motors Acceptance Corp. 4.403% 2014[4,5]	10,438		5,911
General Motors Acceptance Corp. 8.00% 2018[4]	6,366		2,517
Liberty Mutual Group Inc. 6.50% 2035[4]	21,275		13,010
Liberty Mutual Group Inc. 7.50% 2036[4]	5,655		3,734
Liberty Mutual Group Inc., Series A, 7.80% 2087[4]	11,070		5,479
Liberty Mutual Group Inc., Series C, 10.75% 2088[4,5]	109,430		65,750
Independence Community Bank Corp. 4.90% 2010	5,000		4,846
Sovereign Bancorp, Inc. 4.903% 2013[5]	9,135		6,979
Sovereign Bancorp, Inc. 5.125% 2013	20,395		18,400
Independence Community Bank 3.75% 2014[5]	11,255		9,174
Sovereign Bancorp, Inc. 8.75% 2018	37,125		33,065
CIT Group Inc. 2.303% 2009[5]	1,259		1,225
CIT Group Inc. 4.125% 2009	780		734
CIT Group Inc. 6.875% 2009	15,820		15,240
CIT Group Inc. 4.25% 2010	9,294		8,549
CIT Group Inc. 4.75% 2010	4,733		4,080
CIT Group Inc. 1.464% 2011[5]	2,500		1,889
CIT Group Inc. 5.60% 2011	100		84
CIT Group Inc. 7.625% 2012	17,560		14,714
CIT Group Inc. 7.75% 2012	865		684
CIT Group Inc. 5.40% 2013	6,167		4,700
CIT Group Inc. 5.00% 2014	10,525		7,120
CIT Group Inc. 5.125% 2014	235		153
CIT Group Inc. 5.65% 2017	511		334
CIT Group Inc. 12.00% 2018[4]	6,784		4,964
CIT Group Inc. 5.80% 2036	3,898		2,456
CIT Group Inc. 6.10% 2067[5]	13,890		4,485
iStar Financial, Inc., Series B, 2.336% 2009[5]	2,420		1,576
iStar Financial, Inc. 2.536% 2010[5]	6,748		3,720
iStar Financial, Inc. 5.375% 2010	14,010		7,707
iStar Financial, Inc. 6.00% 2010	6,950		3,476
iStar Financial, Inc., Series B, 5.125% 2011	16,930		7,113
iStar Financial, Inc. 5.65% 2011	3,635		1,491
iStar Financial, Inc. 5.80% 2011	485		204
iStar Financial, Inc. 5.15% 2012	3,400		1,395
iStar Financial, Inc. 5.50% 2012	7,700		3,159
iStar Financial, Inc., Series B, 5.95% 2013	808		315
iStar Financial, Inc. 6.50% 2013	5,133		1,849
iStar Financial, Inc. 8.625% 2013	38,217		15,297
iStar Financial, Inc., Series B, 5.70% 2014	2,918		1,081
iStar Financial, Inc. 6.05% 2015	4,612		1,708
iStar Financial, Inc. 5.875% 2016	7,165		2,654
Citigroup Inc. 6.50% 2013	17,500		16,737
Citigroup Inc. 6.125% 2017	8,000		7,248
Citigroup Capital XXI 8.30% 2077[1,5]	49,150		26,541
HSBK (Europe) BV 7.75% 2013	10,275		7,347
HSBK (Europe) BV 7.75% 2013[4]	2,165		1,548
HSBK (Europe) BV 7.25% 2017[4]	65,640		37,087
HSBK (Europe) BV 7.25% 2017	3,125		1,766
Zions Bancorporation 5.65% 2014	19,000		14,462
Zions Bancorporation 5.50% 2015	44,140		31,102
Hospitality Properties Trust 6.85% 2012[3]	6,000		4,100
Hospitality Properties Trust 6.75% 2013[3]	37,235		24,404
Hospitality Properties Trust 5.125% 2015[3]	5,870		3,439
Hospitality Properties Trust 6.30% 2016[3]	4,900		2,600
Hospitality Properties Trust 5.625% 2017[3]	1,485		779
Hospitality Properties Trust 6.70% 2018[3]	16,175		9,183
Realogy Corp., Letter of Credit, 5.05% 2013[5,8,10]	7,350		4,415
Realogy Corp., Term Loan B, 5.706% 2013[5,8,10]	22,596		13,573
Realogy Corp. 10.50% 2014	95,945		22,067
Realogy Corp. 11.75% 2014[11]	19,058		2,573
Realogy Corp. 12.375% 2015	11,125		1,335
UniCredito Italiano SpA 5.584% 2017[4,5]	32,750		21,300
UniCredito Italiano SpA 6.00% 2017[4]	24,400		19,316
HVB Funding Trust I 8.741% 2031[4]	5,670		1,292
HSBC Finance Corp. 4.625% 2010	14,000		13,771
HSBC Holdings PLC 6.50% 2037	28,000		25,619
Midland Bank 2.061% Eurodollar note (undated)[5]	5,000		2,175
HBOS PLC 6.75% 2018[4]	34,425		30,461
HBOS PLC 6.00% 2033[4]	300		189
HBOS PLC 5.375% (undated)[4,5]	24,110		8,389
Lloyds Banking Group PLC 6.657% preference shares (undated)[4,5]	5,950		1,125
SLM Corp., Series A, 5.40% 2011	15,000		12,622
SLM Corp., Series A, 1.459% 2014[5]	10,000		6,411
SLM Corp., Series A, 5.00% 2015	12,000		8,582
SLM Corp., Series A, 8.45% 2018	12,500		10,650
JPMorgan Chase & Co. 4.891% 2015[5]	10,000		9,888
JPMorgan Chase Bank NA 6.00% 2017	14,567		14,216
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	10,025		7,936
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[5]	6,690		5,008
International Lease Finance Corp. 5.00% 2012	5,000		3,672
International Lease Finance Corp., Series R, 5.40% 2012	10,000		7,480
International Lease Finance Corp., Series R, 6.625% 2013	3,500		2,596
American General Finance Corp., Series I, 5.40% 2015	17,250		7,597
American General Finance Corp., Series J, 6.50% 2017	8,000		3,517
American General Finance Corp., Series J, 6.90% 2017	12,500		5,612
American International Group, Inc. 8.175% 2058[4,5]	16,000		5,946
UnumProvident Corp. 5.859% 2009	11,500		11,074
UnumProvident Finance Co. PLC 6.85% 2015[4]	28,500		25,343
Goldman Sachs Group, Inc. 5.95% 2018	2,125		1,919
Goldman Sachs Group, Inc. 6.15% 2018	4,220		3,860
Goldman Sachs Group, Inc. 7.50% 2019[1]	25,875		25,616
Goldman Sachs Group, Inc. 6.75% 2037	3,850		2,934
Standard Chartered Bank 6.40% 2017[4]	40,820		33,656
Santander Issuances, SA Unipersonal 1.885% 2016[4,5]	15,200		11,423
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	15,700		12,538
Abbey National PLC 7.95% 2029	4,642		3,866
Santander Perpetual, SA Unipersonal 6.671% (undated)[4,5]	10,000		5,663
Metropolitan Life Global Funding I, 5.125% 2013[4]	10,000		9,580
MetLife Capital Trust IV 7.875% 2067[4,5]	21,500		14,333
MetLife Capital Trust X 9.25% 2068[4,5]	13,200		9,504
Kimco Realty Corp. 6.00% 2012	3,250		2,590
Kimco Realty Corp., Series C, 5.783% 2016	20,000		14,816
Kimco Realty Corp. 5.70% 2017	21,985		15,634
TuranAlem Finance BV 8.00% 2014	6,005		2,372
TuranAlem Finance BV 8.50% 2015	22,485		8,882
TuranAlem Finance BV 8.50% 2015[4]	10,000		3,950
TuranAlem Finance BV 8.25% 2037[4]	35,000		15,225
TuranAlem Finance BV, Series 8, 8.25% 2037	5,385		2,342
Korea Development Bank 5.30% 2013	29,500		26,374
Korea Development Bank 8.00% 2014	4,000		3,939
Lazard Group LLC 7.125% 2015	32,782		24,789
Lazard Group LLC 6.85% 2017	6,322		4,362
Fifth Third Capital Trust IV 6.50% 2067[5]	59,500		27,162
Rouse Co. 3.625% 2009	32,561		11,885
Rouse Co. 7.20% 2012	28,039		9,673
Rouse Co. 5.375% 2013	2,770		969
Rouse Co. 6.75% 2013[4]	13,400		4,623
E*TRADE Financial Corp. 8.00% 2011	26,350		12,253
E*TRADE Financial Corp. 7.375% 2013	8,100		3,442
E*TRADE Financial Corp. 7.875% 2015	24,700		10,003
Capital One Financial Corp. 6.25% 2013	20,000		18,853
Capital One Capital III 7.686% 2036[5]	10,000		5,300
Capmark Financial Group Inc. 3.038% 2010[5]	4,800		2,724
Capmark Financial Group Inc. 5.875% 2012	40,888		15,532
Capmark Financial Group Inc. 6.30% 2017	15,797		5,230
Prudential Holdings, LLC, Series C, 8.695% 2023[4,8]	22,250		19,372
Prudential Financial, Inc. 8.875% 2068[5]	5,000		3,370
Hartford Financial Services Group, Inc. 6.30% 2018	9,250		7,586
Glen Meadow Pass-Through Trust 6.505% 2067[4,5]	38,500		15,141
Charles Schwab Corp., Series A, 6.375% 2017	15,035		13,744
Schwab Capital Trust I 7.50% 2037[5]	13,000		7,799
Host Marriott, LP, Series M, 7.00% 2012	16,800		15,036
Host Marriott, LP, Series K, 7.125% 2013	7,000		6,090
Development Bank of Singapore Ltd. 7.875% 2010[4]	10,000		10,407
Development Bank of Singapore Ltd. 7.125% 2011[4]	5,000		5,297
DBS Bank Ltd. 1.704% 2021[4,5]	7,250		5,347
PNC Funding Corp., Series II, 6.113% (undated)[4,5]	3,800		1,830
National City Preferred Capital Trust I 12.00% (undated)[5]	20,000		18,200
Lincoln National Corp. 5.65% 2012	12,000		11,250
Lincoln National Corp. 7.00% 2066[5]	15,025		6,950
ZFS Finance (USA) Trust I 6.15% 2065[4,5]	6,000		3,415
ZFS Finance (USA) Trust II 6.45% 2065[4,5]	12,500		5,459
ZFS Finance (USA) Trust V 6.50% 2067[4,5]	20,360		9,173
Kazkommerts International BV 8.50% 2013[4]	2,500		1,462
Kazkommerts International BV 7.875% 2014[4]	10,000		5,450
Kazkommerts International BV 8.00% 2015	14,500		6,742
Kazkommerts International BV, Series 4, 7.50% 2016	7,500		3,254
Resona Bank, Ltd. 5.85% (undated)[4,5]	31,500		16,873
New York Life Global Funding 4.65% 2013[4]	17,000		16,786
American Express Co. 6.15% 2017	12,610		11,878
American Express Co. 8.15% 2038	4,500		4,767
ProLogis 5.625% 2015	2,605		1,393
ProLogis 6.625% 2018	27,915		14,667
ERP Operating LP 5.50% 2012	4,000		3,674
ERP Operating LP 6.584% 2015	2,705		2,273
ERP Operating LP 5.75% 2017	1,660		1,348
ERP Operating LP 7.125% 2017	10,000		8,348
Monumental Global Funding 5.50% 2013[4]	10,000		9,106
Monumental Global Funding III 1.294% 2014[4,5]	8,000		5,320
Lehman Brothers Holdings Inc., Series I, 3.018% 2012[5,6]	2,195		302
Lehman Brothers Holdings Inc., Series G, 4.80% 2014[6]	9,895		1,435
Lehman Brothers Holdings Inc., Series I, 6.20% 2014[6]	2,785		404
Lehman Brothers Holdings Inc., Series H, 5.50% 2016[6]	215		31
Lehman Brothers Holdings Inc., Series I, 6.875% 2018[6]	73,733		10,691
Northern Rock PLC 5.60% (undated)[4,5]	16,380		3,849
Northern Rock PLC 6.594% (undated)[4,5]	33,985		7,986
CNA Financial Corp. 5.85% 2014	5,625		3,965
CNA Financial Corp. 7.25% 2023	11,625		7,804
Wells Fargo & Co. 4.375% 2013	10,850		10,571
Royal Bank of Scotland Group PLC 6.375% 2011	200		187
RBS Capital Trust II 6.425% noncumulative trust (undated)[5]	1,905		507
Royal Bank of Scotland Group PLC 6.99% (undated)[4,5]	27,540		7,298
Royal Bank of Scotland Group PLC 7.648% (undated)[5]	6,381		1,851
Principal Life Insurance Co. 5.30% 2013	10,000		9,590
Catlin Insurance Ltd. 7.249% (undated)[4,5]	40,090		9,555
Developers Diversified Realty Corp. 4.625% 2010	8,695		6,341
Developers Diversified Realty Corp. 5.375% 2012	2,000		947
Developers Diversified Realty Corp. 5.50% 2015	5,000		2,178
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	10,000		9,355
Allstate Corp., Series B, 6.125% 2067[5]	4,020		2,669
Allstate Corp., Series A, 6.50% 2067[5]	9,775		6,326
United Overseas Bank Ltd. 5.375% 2019[4,5]	10,000		8,976
ORIX Corp. 5.48% 2011	12,000		8,860
Nationwide Mutual Insurance 5.81% 2024[4,5]	10,000		4,258
Nationwide Mutual Insurance Co. 7.875% 2033[4]	5,000		2,759
Chubb Corp. 6.375% 2067[5]	10,250		6,929
AXA SA 6.463% (undated)[4,5]	15,000		6,588
Société Générale 5.75% 2016[4]	7,400		6,460
Banco Mercantil del Norte, SA 6.135% 2016[4,5]	2,000		1,298
Banco Mercantil del Norte, SA 6.862% 2021[4,5]	6,850		3,915
Skandinaviska Enskilda Banken AB 7.50% (undated)[4,5]	10,405		5,110
Bank of Nova Scotia 3.25% 2085[5]	10,000		5,097
Silicon Valley Bank 5.70% 2012	5,000		4,847
Assurant, Inc. 5.625% 2014	5,740		4,816
Canadian Imperial Bank of Commerce 3.25% Eurodollar note 2085[1,5]	10,000		4,742
Huntington National Bank 5.50% 2016	510		398
Huntington National Bank 6.60% 2018	5,750		3,919
Huntington National Bank 5.375% 2019	384		242
Nationwide Financial Services, Inc. 6.75% 2067[5]	9,780		4,281
SunTrust Banks, Inc. 7.25% 2018	4,000		4,143
KeyBank NA 5.50% 2012	4,000		3,779
Credit Agricole SA 6.637% (undated)[4,5]	9,233		3,555
Brandywine Operating Partnership, LP 5.75% 2012	4,190		3,060
Genworth Financial, Inc. 6.15% 2066[5]	17,665		2,989
First Tennessee Bank 5.05% 2015	3,400		2,340
United Dominion Realty Trust, Inc. 5.00% 2012	2,500		1,918
LaBranche & Co Inc. 11.00% 2012	1,750		1,553
Plum Creek Timberlands, LP 5.875% 2015	1,500		1,194
Ambac Financial Group, Inc. 6.15% 2087[5]	8,405		755
Barclays Bank PLC 5.926% (undated)[4,5]	1,000		430
BNP Paribas 5.125% 2015[4]	245		215
Downey Financial Corp. 6.50% 2014[6]	18,340		2
			2,210,658

CONSUMER DISCRETIONARY — 3.89%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	39,050		23,625
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[4]	48,548		41,509
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	23,350		17,162
Charter Communications Operating, LLC, Term Loan B, 3.18% 2014[5,8,10]	49,822		38,468
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[4]	15,000		12,525
Charter Communications Operating, LLC, Term Loan B, 8.50% 2014[5,8,10]	26,798		23,448
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[4]	24,550		21,358
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	1,725		310
Ford Motor Credit Co. 7.375% 2009	1,200		1,076
Ford Motor Credit Co. 9.75% 2010[5]	81,750		67,496
Ford Motor Credit Co. 7.25% 2011	4,450		3,170
Ford Motor Credit Co. 7.375% 2011	1,800		1,345
Ford Motor Co. 9.50% 2011	1,000		378
Ford Motor Credit Co. 9.875% 2011	7,500		5,579
Ford Motor Credit Co. 4.01% 2012[5]	102,355		63,588
Ford Motor Credit Co. 7.80% 2012	3,500		2,391
Ford Motor Co., Term Loan B, 5.00% 2013[5,8,10]	51,650		19,003
Ford Motor Credit Co. 8.00% 2016	9,925		5,950
Ford Motor Co. 6.50% 2018	5,742		1,120
Ford Motor Co. 8.875% 2022	1,320		264
Ford Motor Co. 7.45% 2031	1,725		388
Allison Transmission Holdings, Inc., Term Loan B, 3.18% 2014[5,8,10]	114,040		74,665
Allison Transmission Holdings, Inc. 11.00% 2015[4]	27,300		15,288
Allison Transmission Holdings, Inc. 11.25% 2015[4,5,11]	76,450		34,785
MGM MIRAGE 6.00% 2009	32,175		30,968
Mandalay Resort Group 6.50% 2009	7,122		6,908
MGM MIRAGE 8.50% 2010	46,405		37,588
MGM MIRAGE 6.75% 2012	9,150		5,444
MGM MIRAGE 6.75% 2013	8,200		4,797
MGM MIRAGE 13.00% 2013[4]	14,425		13,199
MGM MIRAGE 7.50% 2016	4,000		2,180
Time Warner Inc. 2.405% 2009[5]	14,700		14,365
Time Warner Inc. 5.50% 2011	1,000		977
AOL Time Warner Inc. 6.75% 2011	3,000		3,025
AOL Time Warner Inc. 6.875% 2012	11,950		12,013
Time Warner Companies, Inc. 9.125% 2013	5,000		5,329
Time Warner Inc. 5.875% 2016	18,900		17,889
Time Warner Companies, Inc. 7.25% 2017	9,500		9,162
AOL Time Warner Inc. 7.625% 2031	10,750		10,383
Time Warner Inc. 6.50% 2036	19,000		16,947
Univision Communications, Inc., Second Lien Term Loan B, 2.909% 2009[1,5,8,10]	5,415		4,982
Univision Communications Inc. 7.85% 2011	22,490		15,293
Univision Communications, Inc., First Lien Term Loan B, 2.659% 2014[5,8,10]	66,344		35,383
Univision Communications Inc. 9.75% 2015[4,11]	104,155		17,706
News America Inc. 5.30% 2014	20,800		20,204
News America Holdings Inc. 8.00% 2016	6,000		6,186
News America Inc. 7.25% 2018	1,405		1,371
News America Holdings Inc. 8.25% 2018	7,000		6,877
News America Inc. 6.40% 2035	750		695
News America Inc. 6.65% 2037[1]	21,000		20,296
News America Inc. 6.75% 2038	15,000		15,254
Cox Communications, Inc. 7.875% 2009	12,500		12,459
Cox Communications, Inc. 4.625% 2010	8,250		8,186
Cox Communications, Inc. 7.75% 2010	10,000		10,041
Cox Communications, Inc. 5.45% 2014	13,500		12,468
Cox Communications, Inc. 5.875% 2016[4]	25,000		22,395
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	63,375		58,622
Sally Holdings LLC and Sally Capital Inc. 10.50% 2016	2,650		2,199
Michaels Stores, Inc., Term Loan B, 2.688% 2013[5,8,10]	31,120		19,061
Michaels Stores, Inc. 10.00% 2014	87,100		39,631
Michaels Stores, Inc. 0%/13.00% 2016[12]	8,155		856
Comcast Cable Communications, Inc. 6.75% 2011	3,300		3,383
Comcast Cable Communications, Inc. 7.125% 2013	8,100		8,401
Comcast Corp. 5.85% 2015	13,200		12,925
Comcast Corp. 5.90% 2016	8,475		8,273
Comcast Corp. 6.45% 2037	13,500		12,987
Comcast Corp. 6.95% 2037	10,275		10,529
Time Warner Cable Inc. 6.75% 2018	32,000		31,304
Time Warner Cable Inc. 6.55% 2037	25,000		23,906
NTL Cable PLC 8.75% 2014	30,564		26,132
NTL Cable PLC 9.125% 2016	32,000		27,040
Macy’s Retail Holdings, Inc. 7.875% 2015	15,000		11,515
Federated Retail Holdings, Inc. 5.90% 2016	52,335		32,694
Federated Retail Holdings, Inc. 6.375% 2037	14,300		8,240
J.C. Penney Co., Inc. 8.00% 2010	35,705		35,617
J.C. Penney Co., Inc. 9.00% 2012	10,506		9,769
KB Home 5.875% 2015	25,985		17,930
KB Home 6.25% 2015	21,905		15,991
Dollar General Corp., Term Loan B2, 3.159% 2014[5,8,10]	5,000		4,023
Dollar General Corp. 10.625% 2015	19,125		19,125
Dollar General Corp. 11.875% 2017[5,11]	11,200		10,360
K. Hovnanian Enterprises, Inc. 8.875% 2012	10,515		3,943
K. Hovnanian Enterprises, Inc. 7.75% 2013	14,265		3,566
K. Hovnanian Enterprises, Inc. 6.375% 2014	7,891		2,367
K. Hovnanian Enterprises, Inc. 6.50% 2014	4,446		1,378
K. Hovnanian Enterprises, Inc. 6.25% 2015	28,080		8,284
K. Hovnanian Enterprises, Inc. 6.25% 2016	16,170		4,770
K. Hovnanian Enterprises, Inc. 7.50% 2016	13,755		4,161
K. Hovnanian Enterprises, Inc. 8.625% 2017	11,930		3,340
Target Corp. 6.00% 2018	24,500		24,306
Target Corp. 6.50% 2037	2,255		2,089
Target Corp. 7.00% 2038	5,600		5,363
Mohegan Tribal Gaming Authority 6.375% 2009	19,780		19,236
Mohegan Tribal Gaming Authority 8.00% 2012	2,100		1,281
Mohegan Tribal Gaming Authority 6.125% 2013	4,175		2,756
Mohegan Tribal Gaming Authority 7.125% 2014	4,950		2,772
Mohegan Tribal Gaming Authority 6.875% 2015	8,775		4,739
Boyd Gaming Corp. 7.75% 2012	28,400		25,276
Boyd Gaming Corp. 6.75% 2014	8,004		5,363
Quebecor Media Inc. 7.75% 2016	27,200		21,488
Quebecor Media Inc. 7.75% 2016	11,195		8,844
TL Acquisitions, Inc., Term Loan B, 2.91% 2014[5,8,10]	15,191		11,574
Thomson Learning 10.50% 2015[4]	33,050		16,690
Staples, Inc. 7.375% 2012	9,000		8,934
Staples, Inc. 9.75% 2014	15,625		16,635
Marriott International, Inc., Series J, 5.625% 2013	9,030		7,749
Marriott International, Inc., Series I, 6.375% 2017	19,500		16,217
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	32,535		23,873
Walt Disney Co. 6.375% 2012	15,000		16,168
Walt Disney Co. 5.625% 2016	3,000		3,155
Walt Disney Co. 5.875% 2017	4,000		4,273
General Motors Corp. 7.20% 2011	67,225		13,949
General Motors Corp. 7.125% 2013	24,700		4,014
General Motors Corp. 8.80% 2021	24,970		3,246
General Motors Corp. 9.40% 2021	5,225		862
Standard Pacific Corp. 5.125% 2009	13,750		13,338
Standard Pacific Corp. 6.875% 2011	3,385		2,454
Standard Pacific Corp. 6.25% 2014	7,050		3,842
Standard Pacific Corp. 7.00% 2015	3,830		2,049
Royal Caribbean Cruises Ltd. 8.75% 2011	26,850		21,614
CSC Holdings, Inc., Series B, 8.125% 2009	14,025		14,130
CSC Holdings, Inc., Series B, 6.75% 2012	400		387
CSC Holdings, Inc. 8.50% 2014[4]	7,000		6,913
DaimlerChrysler North America Holding Corp., Series E, 5.75% 2011	250		238
DaimlerChrysler North America Holding Corp. 5.875% 2011	5,000		4,797
DaimlerChrysler North America Holding Corp. 7.75% 2011	15,000		14,918
Toys “R” Us, Inc. 7.625% 2011	28,615		12,054
Toys “R” Us-Delaware, Inc., Term Loan B, 4.584% 2012[5,8,10]	14,940		7,700
Kabel Deutschland GmbH 10.625% 2014	19,675		19,085
Seminole Tribe of Florida 6.535% 2020[4,8]	10,000		7,675
Seminole Tribe of Florida 7.804% 2020[4,8]	9,980		9,185
Thomson Reuters Corp. 5.95% 2013	3,625		3,564
Thomson Reuters Corp. 6.50% 2018	14,260		13,243
Warner Music Group 7.375% 2014	25,000		16,000
Princeton University 4.95% 2019	15,000		15,088
Tenneco Automotive Inc., Series B, 10.25% 2013	5,144		3,421
Tenneco Automotive Inc. 8.625% 2014	27,750		8,603
Tenneco Inc. 8.125% 2015	6,950		2,433
AMC Entertainment Inc., Series B, 8.625% 2012	14,650		13,405
Viacom Inc. 5.75% 2011	2,500		2,392
Viacom Inc. 6.25% 2016	12,750		10,900
Meritage Corp. 7.00% 2014	4,960		3,249
Meritage Homes Corp. 6.25% 2015	5,350		3,317
Meritage Corp. 7.731% 2017[1,4]	12,500		6,137
President & Fellows of Harvard University 5.00% 2014[4]	12,000		12,220
Vidéotron Ltée 6.875% 2014	7,169		6,846
Vidéotron Ltée 6.375% 2015	4,905		4,341
McGraw-Hill Companies, Inc. 5.375% 2012	5,170		4,617
McGraw-Hill Companies, Inc. 5.90% 2017	6,000		4,930
Centex Corp. 5.25% 2015	7,315		5,413
Centex Corp. 6.50% 2016	4,935		3,849
CanWest Media Inc., Series B, 8.00% 2012	38,823		9,123
CanWest MediaWorks Inc. 9.25% 2015[1,4]	375		49
Beazer Homes USA, Inc. 8.375% 2012	11,298		4,971
Beazer Homes USA, Inc. 8.125% 2016	13,050		4,176
Seneca Gaming Corp. 7.25% 2012	8,000		6,440
Seneca Gaming Corp., Series B, 7.25% 2012	3,275		2,636
Education Management LLC and Education Management Finance Corp. 8.75% 2014	8,100		6,946
Education Management LLC and Education Management Finance Corp. 10.25% 2016	2,520		2,104
Hanesbrands Inc., Series B, 5.698% 2014[5]	12,300		9,041
Clear Channel Communications, Inc. 7.65% 2010	15,000		8,325
American Media Operation 9.00% 2013[1,4,11]	945		567
American Media Operation 14.00% 2013[1,4]	14,805		7,402
Delphi Automotive Systems Corp. 6.50% 2009[6]	54,466		1,634
Delphi Corp. 6.50% 2013[6]	72,580		2,177
Delphi Automotive Systems Corp. 6.55% 2006[6]	17,105		513
Delphi Automotive Systems Corp. 7.125% 2029[6]	104,355		3,131
Delphi Trust I 8.25% 2033[6]	30,031		3
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	7,187		7,259
LBI Media, Inc. 8.50% 2017[4]	19,605		6,960
Regal Cinemas Corp., Series B, 9.375% 2012[1]	7,250		6,916
Pinnacle Entertainment, Inc. 7.50% 2015	9,100		6,643
Cooper-Standard Automotive Inc. 7.00% 2012	19,150		6,032
ERAC USA Finance Co. 7.00% 2037[4]	10,000		5,919
Radio One, Inc. 6.375% 2013	22,565		5,754
Neiman Marcus Group, Inc. 9.75% 2015[5,11]	11,300		5,085
Gaylord Entertainment Co. 8.00% 2013	4,354		3,363
Gaylord Entertainment Co. 6.75% 2014	2,000		1,480
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	5,000		3,225
Dex Media, Inc., Series B, 9.00% 2013	9,000		1,170
Technical Olympic USA, Inc. 9.00% 2010[6]	10,675		854
Technical Olympic USA, Inc. 9.00% 2010[6]	7,815		625
Technical Olympic USA, Inc. 9.25% 2011[4,6]	33,175		2,654
Claire’s Stores, Inc., Term Loan B, 3.159% 2014[5,8,10]	9,106		3,335
Cinemark USA, Inc., Term Loan B, 2.09% 2013[5,8,10]	3,715		3,324
Liberty Media Corp. 8.25% 2030	6,025		2,974
Goodyear Tire & Rubber Co. 6.318% 2009[5]	3,000		2,910
William Lyon Homes, Inc. 7.625% 2012	9,000		2,295
Sealy Mattress Co. 8.25% 2014	5,275		2,242
Bon-Ton Department Stores, Inc. 10.25% 2014	12,850		1,992
Fox Acquisition LLC 13.375% 2016[4]	4,175		1,973
Visteon Corp. 7.00% 2014	18,000		1,350
Wyndham Worldwide Corp. 6.00% 2016	1,590		789
Local T.V. Finance LLC 9.25% 2015[4,11]	4,775		603
Young Broadcasting Inc. 10.00% 2011	21,855		164
Young Broadcasting Inc. 8.75% 2014[6]	535		4
			2,070,514

TELECOMMUNICATION SERVICES — 2.62%
Qwest Capital Funding, Inc. 7.90% 2010	32,510		31,697
Qwest Capital Funding, Inc. 7.25% 2011	137,770		128,126
Qwest Communications International Inc. 7.25% 2011	30,025		28,524
Qwest Corp. 8.875% 2012	12,400		12,400
Qwest Capital Funding, Inc. 7.625% 2021	7,225		5,346
U S WEST Capital Funding, Inc. 6.875% 2028	21,175		14,081
Qwest Capital Funding, Inc. 7.75% 2031	31,220		21,698
Verizon Communications Inc. 5.25% 2012[4]	17,000		16,944
ALLTEL Corp. 7.00% 2012	17,686		18,305
Verizon Communications Inc. 5.55% 2014[4]	64,635		64,219
Verizon Global Funding Corp. 4.90% 2015	3,560		3,401
Verizon Communications Inc. 5.50% 2017	27,000		26,530
Verizon Communications Inc. 6.10% 2018	11,300		11,482
Verizon Communications Inc. 8.75% 2018	15,000		17,501
Verizon Global Funding Corp. 7.75% 2030	6,705		7,300
Verizon Communications Inc. 6.25% 2037	50,000		47,751
SBC Communications Inc. 6.25% 2011	5,500		5,756
AT&T Corp. 7.30% 2011[5]	14,789		15,987
AT&T Wireless Services, Inc. 8.125% 2012	16,935		18,469
AT&T Inc. 4.95% 2013	28,750		29,330
AT&T Inc. 6.70% 2013	15,000		16,212
AT&T Inc. 4.85% 2014	2,000		2,012
SBC Communications Inc. 5.10% 2014	38,500		38,522
SBC Communications Inc. 5.625% 2016	10,000		10,063
AT&T Inc. 5.80% 2019	20,250		20,297
AT&T Corp. 8.00% 2031[5]	5,000		5,950
AT&T Inc. 6.55% 2039[1]	5,000		5,005
Sprint Capital Corp. 6.375% 2009	3,280		3,256
Nextel Communications, Inc., Series E, 6.875% 2013	101,615		49,308
Nextel Communications, Inc., Series F, 5.95% 2014	48,855		22,983
Nextel Communications, Inc., Series D, 7.375% 2015	136,815		64,332
Sprint Nextel Corp. 6.00% 2016	3,850		2,583
Sprint Capital Corp. 6.90% 2019	1,420		953
Sprint Capital Corp. 8.75% 2032	17,150		10,609
American Tower Corp. 7.125% 2012	59,325		59,918
American Tower Corp. 7.50% 2012	43,300		43,841
American Tower Corp. 7.00% 2017[4]	11,200		10,808
Centennial Communications Corp. 7.185% 2013[5]	47,300		46,827
Centennial Communications Corp. 10.00% 2013	5,275		5,592
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	17,500		18,156
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	39,275		40,453
Telecom Italia Capital SA 4.00% 2010	1,470		1,429
Telecom Italia Capital SA 4.875% 2010	1,630		1,561
Telecom Italia Capital SA, Series B, 5.25% 2013	2,700		2,431
Telecom Italia Capital SA 5.25% 2015	14,000		11,931
Telecom Italia Capital SA 6.999% 2018	24,400		22,632
Telecom Italia Capital SA 7.20% 2036	18,400		16,128
Telecom Italia Capital SA 7.721% 2038	30,100		28,179
Windstream Corp. 8.125% 2013	6,000		5,940
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	7,125		6,739
Windstream Corp. 8.625% 2016	58,100		57,519
Cricket Communications, Inc. 9.375% 2014	54,450		49,822
MetroPCS Wireless, Inc., Term Loan B, 5.50% 2013[5,8,10]	13,732		11,985
MetroPCS Wireless, Inc. 9.25% 2014	17,300		16,111
MetroPCS Wireless, Inc. 9.25% 2014[4]	7,050		6,504
Vodafone Group PLC 5.625% 2017	11,975		11,676
Vodafone Group PLC 6.15% 2037	16,560		16,121
Cincinnati Bell Inc. 7.25% 2013	23,475		22,536
Rogers Wireless Inc. 7.25% 2012	3,140		3,253
Rogers Wireless Inc. 7.50% 2015	16,750		17,060
Koninklijke KPN NV 8.00% 2010	10,000		10,353
Koninklijke KPN NV 8.375% 2030	4,660		5,065
Singapore Telecommunications Ltd. 6.375% 2011	4,825		5,147
Singapore Telecommunications Ltd. 7.375% 2031[4]	3,800		4,108
France Télécom 7.75% 2011[5]	8,500		8,991
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[4]	12,000		8,639
British Telecommunications PLC 5.15% 2013	8,750		8,076
Deutsche Telekom International Finance BV 5.875% 2013	5,625		5,814
NTELOS Inc., Term Loan B, 2.66% 2011[5,8,10]	5,776		5,232
Embarq Corp. 6.738% 2013	5,000		4,754
Nordic Telephone Co. Holding ApS 8.875% 2016[4]	4,000		3,260
Level 3 Financing, Inc. 9.25% 2014	4,000		2,920
Citizens Communications Co. 7.875% 2027	3,725		2,780
Hawaiian Telcom Communications, Inc. 8.765% 2013[5,6]	15,920		1,114
Hawaiian Telcom Communications, Inc. 9.75% 2013[6]	16,945		1,229
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015[6]	7,075		71
Crown Castle International Corp. 9.00% 2015	2,400		2,346
Trilogy International Partners LLC, Term Loan B, 4.959% 2012[5,8,10]	5,250		2,231
			1,394,214

INDUSTRIALS — 2.04%
Nielsen Finance LLC, Term Loan B, 4.388% 2013[5,8,10]	9,629		7,771
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	65,200		58,028
Nielsen Finance LLC and Nielsen Finance Co. 11.625% 2014[4]	23,825		22,217
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[12]	65,225		26,742
Continental Airlines, Inc. 8.75% 2011	27,750		19,564
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[8]	11,700		10,764
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[8]	9,870		6,909
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[8]	5,403		3,836
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[8]	1,313		932
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[8]	17,293		13,834
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[8]	4,851		3,930
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[8]	847		593
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[8]	15,943		13,552
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[8]	822		625
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[8]	11,559		6,820
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[8]	674		553
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[8]	5,204		4,111
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[8]	13,342		10,140
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[8]	11,380		7,333
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[8]	2,642		2,008
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[8]	6,677		5,208
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[8]	5,754		3,682
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[8]	8,050		7,446
Northwest Airlines, Inc., Term Loan B, 4.96% 2013[1,5,8,10]	5,936		5,372
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[8]	46,035		35,746
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[6,8]	3,174		2,817
Northwest Airlines, Inc., Term Loan A, 3.21% 2018[5,8,10]	58,481		47,272
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[8]	18,109		12,224
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[8]	2,723		2,597
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[6,8]	5,302		5,832
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[8]	25,471		24,325
United Air Lines, Inc., Term Loan B, 2.438% 2014[5,8,10]	57,011		30,481
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[8]	2,019		1,942
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[8]	1,072		1,031
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[6,8]	2,453		33
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,8]	5,138		2,877
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[8]	9,130		6,431
US Investigations Services, Inc., Term Loan B, 4.275% 2015[5,8,10]	18,762		14,634
US Investigations Services, Inc. 10.50% 2015[4]	41,545		32,613
US Investigations Services, Inc. 11.75% 2016[4]	15,775		10,806
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[8]	1,354		1,240
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[8]	17,745		13,309
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[8]	1,726		1,599
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[8]	4,595		3,320
AMR Corp. 9.00% 2012	11,000		6,490
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[8]	17,138		14,760
AMR Corp. 9.00% 2016	2,000		1,100
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[8]	14,398		6,911
AMR Corp. 10.00% 2021[1]	3,000		1,650
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 2022[8]	7,283		4,151
Ashtead Group PLC 8.625% 2015[4]	15,700		9,656
Ashtead Capital, Inc. 9.00% 2016[4]	55,185		33,387
Allied Waste North America, Inc., Series B, 6.50% 2010	12,000		12,005
Allied Waste North America, Inc., Series B, 5.75% 2011	8,800		8,628
Allied Waste North America, Inc., Series B, 6.125% 2014	2,500		2,403
Allied Waste North America, Inc., Series B, 7.375% 2014	4,500		4,437
Allied Waste North America, Inc. 7.25% 2015	8,500		8,255
Allied Waste North America, Inc. 6.875% 2017	7,250		7,043
ARAMARK Corp., Term Loan B, 3.334% 2014[5,8,10]	12,047		10,607
ARAMARK Corp., Letter of Credit, 4.494% 2014[5,8,10]	765		674
ARAMARK Corp. 6.693% 2015[5]	8,050		6,561
ARAMARK Corp. 8.50% 2015	24,575		24,022
Koninklijke Philips Electronics NV 5.75% 2018	23,250		22,343
Koninklijke Philips Electronics NV 6.875% 2038	10,700		10,274
Hutchison Whampoa International Ltd. 7.00% 2011[4]	5,000		5,265
Hutchison Whampoa International Ltd. 6.50% 2013[4]	25,000		25,385
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[1,4,8]	22,607		19,668
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[4,8]	9,223		8,721
Burlington Northern Santa Fe Corp. 7.00% 2014	23,600		25,037
BNSF Funding Trust I 6.613% 2055[5]	2,910		2,020
General Electric Co. 5.25% 2017	11,250		10,664
General Electric Capital Corp., Series A, 3.239% 2026[5]	25,000		13,437
Norfolk Southern Corp. 5.75% 2016[4]	11,760		11,593
Norfolk Southern Corp. 5.75% 2018	12,000		11,584
Hawker Beechcraft Acquisition Co., LLC, Term Loan B, 2.409% 2014[5,8,10]	27,169		14,923
Hawker Beechcraft Acquisition Co., LLC, Letter of Credit, 3.459% 2014[5,8,10]	1,598		878
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	5,300		1,723
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[11]	11,530		2,940
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	4,105		759
Caterpillar Financial Services Corp., Series F, 4.85% 2012	8,335		8,385
Caterpillar Financial Services Corp., Series F, 6.20% 2013	2,500		2,625
Caterpillar Financial Services Corp., Series F, 5.50% 2016	5,000		4,779
Caterpillar Financial Services Corp., Series F, 5.85% 2017	2,000		1,940
Caterpillar Financial Services Corp., Series F, 7.05% 2018	1,530		1,593
CSX Corp. 5.75% 2013	4,960		4,778
CSX Corp. 6.25% 2015	3,460		3,324
CSX Corp. 6.15% 2037	11,800		9,023
American Standard Inc. 7.625% 2010	16,501		16,709
United Technologies Corp. 6.125% 2019	15,000		16,293
Waste Management, Inc. 5.00% 2014	7,000		6,014
WMX Technologies, Inc. 7.10% 2026	10,125		8,033
USG Corp. 6.30% 2016	10,000		6,200
USG Corp. 9.25% 2018[5]	10,500		6,877
Sequa Corp., Term Loan B, 3.69% 2014[5,8,10]	19,280		12,399
Atlas Copco AB 5.60% 2017[4]	11,405		10,266
Navios Maritime Holdings Inc. 9.50% 2014	16,695		9,878
Union Pacific Corp. 5.75% 2017	2,065		1,980
Union Pacific Corp. 5.70% 2018	8,000		7,679
CEVA Group PLC 10.00% 2014[4]	8,825		6,575
CEVA Group PLC, Bridge Loan, 6.18% 2015[1,5,8,10]	6,691		2,476
Kansas City Southern Railway Co. 13.00% 2013	8,625		9,013
John Deere Capital Corp. 4.875% 2009	4,000		4,016
John Deere Capital Corp. 5.40% 2011	2,000		2,045
John Deere Capital Corp. 5.10% 2013	500		506
John Deere Capital Corp., Series D, 5.50% 2017	2,500		2,431
B/E Aerospace 8.50% 2018	9,525		8,977
DynCorp International and DIV Capital Corp., Series B, 9.50% 2013[1]	5,230		4,864
DynCorp International and DIV Capital Corp. 9.50% 2013[4]	4,445		3,917
NTK Holdings Inc. 0%/10.75% 2014[8,12]	13,500		1,620
THL Buildco, Inc. 8.50% 2014	27,325		5,738
RBS Global, Inc. and Rexnord LLC 9.50% 2014	7,800		6,747
RBS Global, Inc. and Rexnord LLC 8.875% 2016	575		405
Esterline Technologies Corp. 6.625% 2017	7,500		6,862
TransDigm Inc. 7.75% 2014	6,865		6,213
Esco Corp. 5.871% 2013[4,5]	3,725		2,440
Esco Corp. 8.625% 2013[1,4]	4,000		3,010
Lockheed Martin Corp. 4.121% 2013	5,000		5,103
RSC Holdings III, LLC, Second Lien Term Loan B, 4.93% 2013[5,8,10]	8,105		4,971
H&E Equipment Services, Inc. 8.375% 2016	6,800		4,080
Atrium Companies, Inc., Term Loan B, 11.75% 2012[5,8,10,11]	12,741		3,504
Atrium Companies, Inc. 15.00% 2012[4,11]	6,891		517
Accuride Corp. 8.50% 2015	12,100		3,509
RSC Equipment Rental, Inc. and RSC Holdings III, LLC 9.50% 2014	5,300		3,379
Tyco International Ltd. 7.00% 2019	600		533
Tyco International Ltd. 6.875% 2021	1,000		843
Alion Science and Technology Corp. 10.25% 2015	1,740		696
			1,086,818

UTILITIES — 1.59%
Edison Mission Energy 7.50% 2013	32,525		31,387
Edison Mission Energy 7.75% 2016	35,300		34,065
Midwest Generation, LLC, Series B, 8.56% 2016[8]	11,625		11,334
Edison Mission Energy 7.00% 2017	19,525		18,256
Edison Mission Energy 7.20% 2019	39,450		35,998
Homer City Funding LLC 8.734% 2026[8]	12,513		11,762
Edison Mission Energy 7.625% 2027	20,850		17,045
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	6,500		6,362
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 3.906% 2014[5,8,10]	19,280		13,461
Texas Competitive Electric Holdings Co. LLC, Series A, 10.25% 2015	111,144		82,802
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015	41,665		31,040
Texas Competitive Electric Holdings Co. LLC 11.25% 2016[11]	15,900		9,142
AES Corp. 9.50% 2009	39,554		39,950
AES Corp. 9.375% 2010	4,802		4,838
AES Corp. 8.75% 2013[4]	34,656		34,916
AES Corp. 7.75% 2015	10,000		9,425
AES Red Oak, LLC, Series A, 8.54% 2019[8]	35,217		33,324
AES Red Oak, LLC, Series B, 9.20% 2029[8]	7,000		6,405
NRG Energy, Inc. 7.25% 2014	24,525		23,483
NRG Energy, Inc. 7.375% 2016	76,625		73,177
Israel Electric Corp. Ltd. 7.95% 2011[4]	5,000		5,359
Israel Electric Corp. Ltd. 7.70% 2018[4]	18,500		17,598
Israel Electric Corp. Ltd. 7.25% 2019[4]	1,800		1,720
Israel Electric Corp. Ltd. 9.375% 2020[1,4]	20,215		21,504
Israel Electric Corp. Ltd. 8.10% 2096[4]	4,905		3,912
MidAmerican Energy Co. 4.65% 2014	3,200		3,178
MidAmerican Energy Co. 5.95% 2017	7,000		7,060
MidAmerican Energy Holdings Co. 5.75% 2018	20,000		19,901
PacifiCorp. 5.50% 2019	5,000		5,147
MidAmerican Energy Holdings Co. 6.125% 2036	10,150		9,540
MidAmerican Energy Holdings Co. 6.50% 2037	3,000		2,960
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	6,000		6,398
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	7,500		7,523
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	4,250		4,294
Sierra Pacific Resources 8.625% 2014	2,725		2,537
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	5,675		5,412
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700		13,013
Sierra Pacific Resources 6.75% 2017	3,000		2,222
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	19,000		19,343
National Rural Utilities Cooperative Finance Corp., Collateral Trust Bonds, 10.375% 2018	6,000		7,260
Electricité de France SA 5.50% 2014[4]	15,000		15,603
Electricité de France SA 6.95% 2039[4]	8,000		8,275
Cilcorp Inc. 8.70% 2009	9,000		9,517
Union Electric Co. 5.40% 2016	8,000		7,031
Cilcorp Inc. 9.375% 2029	3,000		3,705
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[4]	11,000		9,530
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[4]	4,000		3,422
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]	7,750		5,523
PSEG Power LLC 7.75% 2011	7,500		7,745
PSEG Power LLC 5.00% 2014	10,000		8,938
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,000		970
E.ON International Finance BV 5.80% 2018[4]	18,085		17,495
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000		5,981
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500		4,616
Veolia Environnement 5.25% 2013	8,000		7,474
Alabama Power Co., Series R, 4.70% 2010	1,250		1,288
Alabama Power Co., Series 2008-B, 5.80% 2013	4,500		4,852
Alabama Power Co., Series Q, 5.50% 2017	1,000		1,016
AES Panamá, SA 6.35% 2016[4]	8,000		6,258
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000		6,167
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000		5,064
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000		4,103
Enersis SA 7.375% 2014	3,500		3,581
Appalachian Power Co., Series M, 5.55% 2011	3,000		2,980
Intergen Power 9.00% 2017[4]	3,000		2,805
FPL Energy National Wind Portfolio, LLC 6.125% 2019[4,8]	1,663		1,430
			849,422

HEALTH CARE — 1.58%
Tenet Healthcare Corp. 6.375% 2011	3,345		2,994
Tenet Healthcare Corp. 7.375% 2013	18,620		15,175
Tenet Healthcare Corp. 9.875% 2014	118,870		96,285
Tenet Healthcare Corp. 9.25% 2015	16,700		13,276
HealthSouth Corp. 8.323% 2014[5]	40,525		33,838
HealthSouth Corp. 10.75% 2016	85,200		84,561
Boston Scientific Corp. 5.45% 2014	10,700		9,683
Boston Scientific Corp. 6.40% 2016	42,363		39,080
Boston Scientific Corp. 5.125% 2017	21,677		17,884
Boston Scientific Corp. 7.00% 2035	59,710		48,067
HCA Inc., Term Loan B, 3.709% 2013[5,8,10]	84,715		70,468
HCA Inc. 9.125% 2014	2,090		2,012
HCA Inc. 9.25% 2016	3,650		3,495
HCA Inc. 10.375% 2016[11]	3,400		2,865
VWR Funding, Inc. 10.25% 2015[5,11]	70,410		52,455
Warner Chilcott Corp. 8.75% 2015	41,924		39,409
GlaxoSmithKline Capital Inc. 4.85% 2013	13,500		14,171
GlaxoSmithKline Capital Inc. 5.65% 2018	7,705		8,271
GlaxoSmithKline Capital Inc. 6.375% 2038	8,100		9,054
Cardinal Health, Inc. 4.00% 2015	25,000		20,649
Cardinal Health, Inc. 5.80% 2016	10,000		9,104
Elan Finance PLC and Elan Finance Corp. 6.149% 2011[5]	1,500		1,118
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	4,750		3,776
Elan Finance PLC and Elan Finance Corp. 6.328% 2013[5]	14,285		9,214
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	21,035		15,250
Mylan Inc., Term Loan B, 4.75% 2014[5,8,10]	31,466		28,800
PTS Acquisition Corp. 9.50% 2015[11]	56,135		21,612
Team Finance LLC and Health Finance Corp. 11.25% 2013	26,600		21,546
Abbott Laboratories 5.60% 2017	17,480		18,715
Coventry Health Care, Inc. 6.30% 2014	26,750		18,210
Health Management Associates Inc., Term Loan B, 3.209% 2014[5,8,10]	23,379		16,807
UnitedHealth Group Inc. 4.875% 2013	1,590		1,509
UnitedHealth Group 6.00% 2017	12,430		11,311
UnitedHealth Group Inc. 5.80% 2036	3,410		2,691
Schering-Plough Corp. 6.00% 2017	13,843		14,294
Hospira, Inc. 1.948% 2010[5]	10,000		9,104
Hospira, Inc. 5.55% 2012	5,295		5,105
Surgical Care Affiliates, Inc. 9.625% 2015[4,11]	5,250		3,439
Surgical Care Affiliates, Inc. 10.00% 2017[4]	9,500		5,463
Humana Inc. 6.45% 2016	10,000		8,498
AstraZeneca PLC 5.40% 2012	7,000		7,446
Biogen Idec Inc. 6.00% 2013	6,000		5,971
Amgen Inc. 6.40% 2039	5,000		5,201
Symbion Inc. 11.75% 2015[11]	10,518		4,312
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	3,420		3,454
Viant Holdings Inc. 10.125% 2017[4]	8,335		2,959
Bausch & Lomb Inc. 9.875% 2015[4]	2,250		1,991
CHS/Community Health Systems, Inc. 8.875% 2015	205		198
			840,790

ENERGY — 1.36%
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[4]	8,000		7,960
Williams Companies, Inc. 3.435% 2010[4,5]	8,000		7,445
Williams Companies, Inc. 6.375% 2010[4]	4,700		4,584
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	10,000		9,801
Williams Companies, Inc. 7.125% 2011	38,750		37,997
Williams Companies, Inc. 8.125% 2012	14,810		14,736
Williams Companies, Inc. 7.875% 2021	14,900		14,182
Williams Companies, Inc. 8.75% 2032	10,530		9,657
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[4,8]	10,703		10,515
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[8]	206		202
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[4,8]	13,329		12,398
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[8]	4,325		4,023
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,8]	49,350		36,185
Ras Laffan Liquefied Natural Gas III 5.838% 2027[4,8]	55,650		36,842
TransCanada PipeLines Ltd. 6.50% 2018	24,970		25,378
TransCanada PipeLines Ltd. 7.125% 2019	17,910		19,018
TransCanada PipeLines Ltd. 6.20% 2037	800		666
TransCanada PipeLines Ltd. 7.25% 2038	175		175
TransCanada PipeLines Ltd. 7.625% 2039	6,000		6,263
TransCanada PipeLines Ltd. 6.35% 2067[5]	80,730		46,005
Southern Natural Gas Co. 5.90% 2017[4]	11,740		10,302
El Paso Natural Gas Co. 5.95% 2017	7,500		6,619
Tennessee Gas Pipeline Co. 7.00% 2028	71,500		60,775
Gaz Capital SA 8.146% 2018[4]	3,250		2,486
Gaz Capital SA 6.51% 2022[4]	42,310		25,915
Gaz Capital SA, Series 9, 6.51% 2022	9,500		5,819
Gaz Capital SA 7.288% 2037[4]	24,925		15,578
Enterprise Products Operating LP 4.95% 2010	2,400		2,366
Enterprise Products Operating LP 7.50% 2011	2,400		2,450
Enterprise Products Operating LLC 5.65% 2013	10,000		9,559
Enterprise Products Operating LP, Series B, 5.00% 2015	4,565		3,966
Enterprise Products Operating LP 8.375% 2066[5]	14,975		9,445
Enterprise Products Operating LP 7.034% 2068[5]	35,720		20,031
Enbridge Energy Partners, LP, Series B, 6.50% 2018	5,225		4,606
Enbridge Energy Partners, LP 9.875% 2019	2,000		2,110
Enbridge Energy Partners, LP, Series B, 7.50% 2038	11,015		9,344
Enbridge Energy Partners, LP 8.05% 2077[5]	20,045		11,230
Premcor Refining Group Inc. 6.125% 2011	14,500		14,615
Premcor Refining Group Inc. 6.75% 2011	11,150		11,328
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[4,8]	24,432		19,546
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[8]	7,715		6,172
Drummond Co., Inc. 7.375% 2016[4]	36,430		20,583
Kinder Morgan Energy Partners LP 5.85% 2012	2,400		2,381
Kinder Morgan Energy Partners LP 5.125% 2014	10,325		9,707
Kinder Morgan Energy Partners LP 6.00% 2017	5,200		4,890
Kinder Morgan Energy Partners LP 9.00% 2019	1,660		1,805
ConocoPhillips 5.75% 2019[1]	17,250		17,245
Enbridge Inc. 5.60% 2017	20,400		16,634
Sunoco, Inc. 4.875% 2014	7,810		6,684
Sunoco, Inc. 5.75% 2017	9,250		8,023
Qatar Petroleum 5.579% 2011[4,8]	11,112		10,608
Rockies Express Pipeline LLC 6.85% 2018[4]	10,000		10,198
Pemex Project Funding Master Trust 7.875% 2009	1,297		1,297
Pemex Project Funding Master Trust 5.75% 2018	4,500		3,848
Pemex Project Funding Master Trust 6.625% 2035	5,000		3,993
XTO Energy Inc. 6.25% 2017	7,750		7,433
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	7,200		6,417
Canadian Natural Resources Ltd. 5.70% 2017	7,350		6,364
Petrobas International Finance Co. 6.125% 2016	6,000		5,970
Petroplus Finance Ltd. 6.75% 2014[4]	3,750		2,813
Petroplus Finance Ltd. 7.00% 2017[4]	3,750		2,737
PETRONAS Capital Ltd. 7.00% 2012[4]	4,000		4,246
TEPPCO Partners LP 7.00% 2067[5]	8,055		4,166
Husky Energy Inc. 6.80% 2037	4,425		3,375
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[4,8]	2,585		2,346
TNK-BP Finance SA 7.50% 2016[4]	1,500		953
			723,010

CONSUMER STAPLES — 1.29%
Altria Group, Inc. 8.50% 2013	20,000		22,013
Altria Group, Inc. 9.70% 2018	50,000		54,803
Altria Group, Inc. 9.95% 2038	23,500		25,214
PepsiCo, Inc. 7.90% 2018	65,000		80,754
H.J. Heinz Co. 15.59% 2011[4,5]	64,700		72,251
Diageo Capital PLC 7.375% 2014	47,510		52,157
Diageo Capital PLC 5.50% 2016	7,490		7,348
Wesfarmers Ltd. 6.998% 2013[4]	50,000		50,862
Anheuser-Busch InBev NV 7.20% 2014[4]	15,000		15,257
Anheuser-Busch InBev NV 7.75% 2019[4]	25,000		25,404
SUPERVALU INC., Term Loan B, 1.656% 2012[5,8,10]	14,057		12,561
SUPERVALU INC. 7.50% 2012	3,323		3,223
Albertson’s, Inc. 7.25% 2013	14,122		13,275
SUPERVALU INC. 7.50% 2014	1,000		960
Albertson’s, Inc. 8.00% 2031	12,650		9,804
Stater Bros. Holdings Inc. 8.125% 2012	22,625		22,512
Stater Bros. Holdings Inc. 7.75% 2015	17,750		16,330
Kroger Co. 7.50% 2014	15,000		16,740
Kroger Co. 6.40% 2017	17,950		18,226
Kroger Co. 6.80% 2018	830		866
Kroger Co. 6.15% 2020	2,595		2,588
CVS Caremark Corp. 2.503% 2010[5]	5,000		4,770
CVS Corp. 5.789% 2026[1,4,8]	4,329		3,173
CVS Corp. 6.036% 2028[4,8]	13,323		10,193
CVS Caremark Corp. 6.943% 2030[4,8]	5,882		4,503
British American Tobacco International Finance PLC 9.50% 2018[4]	18,520		20,351
Dole Food Co., Inc. 8.625% 2009	4,225		4,003
Dole Food Co., Inc. 7.25% 2010	7,875		6,694
Dole Food Co., Inc. 8.875% 2011	10,735		8,105
Kraft Foods Inc. 6.75% 2014	10,820		11,735
Kraft Foods Inc. 6.875% 2038	5,875		5,890
Kimberly-Clark Corp. 7.50% 2018	13,500		15,888
Safeway Inc. 6.25% 2014	7,000		7,397
Safeway Inc. 6.35% 2017	8,000		8,096
Tyson Foods, Inc. 7.85% 2016[5]	17,000		14,056
Vitamin Shoppe Industries Inc. 9.649% 2012[5]	11,650		7,806
Duane Reade Inc. 9.75% 2011	14,120		7,695
Constellation Brands, Inc. 8.375% 2014	3,675		3,675
Constellation Brands, Inc. 7.25% 2017	3,000		2,895
Delhaize Group 6.50% 2017	3,850		3,785
Rite Aid Corp. 8.625% 2015	5,000		1,425
Rite Aid Corp. 7.70% 2027	8,000		1,480
Rite Aid Corp. 6.875% 2028	2,300		425
Pilgrim’s Pride Corp. 7.625% 2015[6]	8,050		3,180
Elizabeth Arden, Inc. 7.75% 2014	3,150		2,284
Yankee Candle Co., Inc., Series B, 8.50% 2015	4,545		2,204
Smithfield Foods, Inc., Series B, 7.75% 2013	2,800		2,030
			686,886

INFORMATION TECHNOLOGY — 1.28%
Electronic Data Systems Corp., Series B, 6.00% 2013[5]	112,925		120,051
Hewlett-Packard Co. 6.125% 2014	35,000		38,399
Hewlett-Packard Co. 5.50% 2018	9,500		9,867
Electronic Data Systems Corp. 7.45% 2029	6,555		7,158
NXP BV and NXP Funding LLC 3.844% 2013[5]	134,160		32,702
NXP BV and NXP Funding LLC 7.875% 2014	134,740		38,401
NXP BV and NXP Funding LLC 9.50% 2015	201,265		18,617
Jabil Circuit, Inc. 5.875% 2010	49,890		46,398
Jabil Circuit, Inc. 8.25% 2018	40,725		31,358
Freescale Semiconductor, Inc., Term Loan B, 3.931% 2013[5,8,10]	9,963		5,235
Freescale Semiconductor, Inc. 5.871% 2014[5]	7,900		1,501
Freescale Semiconductor, Inc. 8.875% 2014	56,782		12,776
Freescale Semiconductor, Inc. 9.875% 2014[5,11]	183,610		25,246
Freescale Semiconductor, Inc. 10.125% 2016	92,007		16,561
Sanmina-SCI Corp. 4.746% 2010[4,5]	1,732		1,567
Sanmina-SCI Corp. 6.75% 2013	25,085		12,417
Sanmina-SCI Corp. 4.746% 2014[4,5]	15,500		9,068
Sanmina-SCI Corp. 8.125% 2016	66,845		29,078
First Data Corp., Term Loan B2, 3.139% 2014[5,8,10]	59,410		37,837
First Data Corp. 9.875% 2015[4]	15,000		8,475
KLA-Tencor Corp. 6.90% 2018	50,500		38,457
SunGard Data Systems Inc. 9.125% 2013	43,285		36,359
Western Union Co. 5.40% 2011	5,000		4,942
Western Union Co. 5.93% 2016	24,000		23,016
Celestica Inc. 7.625% 2013	23,320		20,172
Ceridian Corp. 11.25% 2015	28,425		15,421
National Semiconductor Corp. 6.15% 2012	18,750		14,988
Hughes Communications, Inc. 9.50% 2014	15,750		13,151
Serena Software, Inc. 10.375% 2016	13,430		7,857
Sensata Technologies BV, Term Loan B, 2.934% 2013[5,8,10]	3,773		1,986
Sensata Technologies BV 8.00% 2014[5]	9,125		4,152
			683,213

ASSET-BACKED OBLIGATIONS[8] — 1.07%
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	17,500		17,481
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	24,500		24,811
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 0.363% 2013[1,4,5]	8,890		8,404
Washington Mutual Master Note Trust, Series 2007-C1, Class C-1, 0.733% 2014[4,5]	7,550		3,858
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[4]	17,475		14,641
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 0.383% 2015[4,5]	17,000		11,956
Washington Mutual Master Note Trust, Series 2006-C2A, Class C-2, 0.833% 2015[4,5]	2,300		1,144
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[4]	17,331		15,828
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[4]	20,000		16,906
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	12,000		8,314
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	7,000		4,704
AmeriCredit Automobile Receivables Trust, Series 2008-A-F, Class A-4, FSA insured, 6.96% 2014	15,000		10,165
CSAB Mortgage-backed Trust, Series 2006-3, Class A-2, 0.549% 2036[5]	18,294		5,883
CSAB Mortgage-backed Trust, Series 2006-4, Class A-2-B, 0.549% 2036[5]	8,651		2,814
CSAB Mortgage-backed Trust, Series 2006-2, Class A-2, 0.559% 2036[5]	22,064		9,586
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[5]	6,923		3,774
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[4]	6,441		4,441
CPS Auto Receivables Trust, Series 2006-B, Class A-4, MBIA insured, 5.81% 2012[4]	3,000		2,400
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[4]	10,000		6,517
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	10,000		8,036
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	2,521		2,427
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	23,250		18,723
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	10,000		10,117
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040		8,276
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029	14,349		5,068
Green Tree Financial Corp., Series 2008-MH1, Class A-3, 8.97% 2038[4]	14,079		11,375
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[4]	20,000		14,984
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 0.489% 2013[5]	18,000		13,683
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	14,000		13,070
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	2,265		2,262
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	11,500		9,936
American Express Issuance Trust, Series 2005-1, Class C, 0.663% 2011[5]	17,500		11,985
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2, Class A-2D, 6.164% 2036[5]	22,289		8,828
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2, Class A-2E, 6.351% 2036[5]	7,000		3,067
J.P. Morgan Alternative Loan Trust, Series 2006-S1, Class 3-A-5, 5.73% 2036[5]	19,462		11,805
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2-A, FSA insured, 0.473% 2037[5]	7,504		4,995
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 0.483% 2037[5]	30,004		6,570
J.P. Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A-F-4, 5.488% 2035[5]	11,432		11,357
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	11,044		11,054
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	10,624		10,562
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	4,628		4,581
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	6,419		5,866
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	10,000		9,723
Option One Mortgage Loan Trust, Series 2006-3, Class II-A-2, 0.489% 2037[5]	10,000		8,318
First Horizon ABS Trust, Series 2006-HE2, Class A, FSA insured, 0.519% 2026[5]	4,928		2,939
First Horizon ABS Trust, Series 2007-HE1, Class A, FSA insured, 0.519% 2029[5]	9,446		5,188
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[4]	3,187		2,971
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[4]	5,618		5,154
AEP Texas Central Transitioning Funding II LLC, Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	8,265		7,895
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 0.539% 2036[5]	17,043		5,256
Securitized Asset-backed Receivables LLC Trust, Series 2006-NC3, Class A-2B, 0.539% 2036[5]	7,950		2,431
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	7,327		7,181
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[5]	2,726		856
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[5]	5,610		1,025
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 0.489% 2037[5]	24,071		2,004
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[5]	14,438		3,226
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 2.033% 2012[5]	3,600		2,680
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 2013[4]	5,000		3,691
SACO I Trust, Series 2006-7, Class A, 0.519% 2036[5]	23,238		3,856
SACO I Trust, Series 2006-12, Class I-A, 0.529% 2036[5]	12,633		2,172
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036[5]	10,000		2,455
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[5]	3,498		3,390
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	5,956		5,718
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	5,803		5,658
Home Equity Asset Trust, Series 2004-7, Class M-1, 1.009% 2035[5]	10,000		5,581
Structured Asset Investment Loan Trust, Series 2006-BNC2, Class A-5, 0.549% 2036[5]	10,000		5,575
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[4]	6,375		5,405
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 0.733% 2013[5]	4,000		2,993
Capital One Multi-asset Execution Trust, Series 2006-1, Class C, 0.623% 2014[5]	2,000		853
Capital One Multi-asset Execution Trust, Series 2003-3, Class C, 2.583% 2016[5]	4,600		1,330
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[5]	5,725		4,931
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[5]	5,000		2,404
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[5]	10,000		2,425
Ameriquest Mortgage Securities Trust, Series 2006-M3, Class A-2C, 0.549% 2036[5]	12,000		4,823
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 1.139% 2034[5]	6,757		4,627
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[4,5]	4,784		4,464
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	4,581		3,738
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 0.989% 2033[5]	124		109
Residential Asset Securities Corp. Trust, Series 2006-KS3, Class M-2, 0.729% 2036[5]	10,000		489
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	2,000		1,150
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	3,000		2,899
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 0.933% 2013[5]	5,000		3,934
New Century Home Equity Loan Trust, Series 2006-2, Class A-2-b, 0.549% 2036[5]	9,000		3,803
First Franklin Mortgage Loan Trust, Series 2006-FFA, Class A-3, 0.509% 2026[5]	14,896		3,365
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014[1,4]	4,040		2,990
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	3,000		2,924
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	10,000		2,713
CWABS Asset-backed Certificates Trust, Series 2006-14, Class 2-A-2, 0.539% 2037[5]	7,125		2,523
MASTR Asset-backed Securities Trust, Series 2007-HE1, Class A-2, 0.539% 2037[5]	6,600		2,420
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036[5]	2,445		2,406
BA Credit Card Trust, Series 2007-2, Class C-2, 0.603% 2012[5]	3,315		2,257
BNC Mortgage Loan Trust, Series 2007-3, Class A3, 0.519% 2037[5]	5,819		2,109
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 0.889% 2034[1,5]	4,393		1,977
GSAA Home Equity Trust, Series 2006-7, Class AF-5A, 6.205% 2046[5]	2,800		1,664
NovaStar Mortgage Funding Trust, Series 2004-4, Class B-1, 2.089% 2035[5]	7,500		1,295
Discover Card Master Trust I, Series 2007-2, Class B, 0.583% 2016[5]	3,269		1,248
Long Beach Mortgage Loan Trust, Series 2006-A, Class A-1, 0.479% 2036[5]	16,062		860
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[1,4]	410		410
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 0.689% 2037[1,5]	3,671		330
			569,065

MATERIALS — 0.58%
ArcelorMittal 5.375% 2013	16,165		13,580
ArcelorMittal 6.125% 2018	50,775		39,792
International Paper Co. 7.40% 2014	12,500		10,523
International Paper Co. 7.95% 2018	39,535		32,062
International Paper Co. 8.70% 2038	5,000		3,487
Georgia-Pacific Corp. 8.125% 2011	9,825		9,530
Georgia-Pacific Corp. 9.50% 2011	5,000		4,900
Georgia-Pacific Corp., First Lien Term Loan B, 3.689% 2012[5,8,10]	5,625		4,876
Nalco Co. 7.75% 2011	12,010		11,650
Nalco Co. 8.875% 2013	1,000		940
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[12]	7,200		5,778
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	3,100		2,870
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	16,880		14,386
Owens-Illinois, Inc. 7.50% 2010	750		761
Owens-Brockway Glass Container Inc. 8.25% 2013	16,000		16,160
Graphic Packaging International, Inc. 8.50% 2011	17,975		15,908
Domtar Corp. 5.375% 2013	2,350		1,721
Domtar Corp. 7.125% 2015	17,145		12,602
Stora Enso Oyj 6.404% 2016[4]	8,625		5,551
Stora Enso Oyj 7.25% 2036[4]	13,000		6,611
Allegheny Technologies, Inc. 8.375% 2011	10,500		10,016
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	16,155		8,481
Georgia Gulf Corp. 7.125% 2013	850		140
Georgia Gulf Corp. 9.50% 2014	52,970		8,210
AMH Holdings, Inc. 0%/11.25% 2014[12]	12,905		5,872
Airgas, Inc. 6.25% 2014	1,400		1,302
Airgas, Inc. 7.125% 2018[4]	3,500		3,255
Abitibi-Consolidated Inc. 8.55% 2010	10,193		1,733
Abitibi-Consolidated Co. of Canada 15.50% 2010[4]	2,320		661
Abitibi-Consolidated Co. of Canada 5.496% 2011[5]	5,225		784
Abitibi-Consolidated Inc. 7.75% 2011	6,865		1,030
Abitibi-Consolidated Co. of Canada 6.00% 2013	1,955		283
Weyerhaeuser Co. 7.375% 2032[3]	3,500		2,455
Weyerhaeuser Co. 6.875% 2033[3]	2,500		1,529
FMG Finance Pty Ltd. 10.625% 2016[4]	6,000		3,930
C5 Capital (SPV) Ltd. 6.196% (undated)[4,5]	1,500		631
C8 Capital (SPV) Ltd. 6.64% (undated)[4,5]	6,350		2,670
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	1,300		546
JSG Funding PLC 7.75% 2015	6,500		3,803
Rohm and Haas Co. 5.60% 2013	4,020		3,742
UPM-Kymmene Corp. 5.625% 2014[4]	5,500		3,735
Metals USA Holdings Corp. 8.209% 2012[5,11]	8,315		2,245
Metals USA, Inc. 11.125% 2015	2,150		1,451
Jefferson Smurfit Corp. (U.S.) 8.25% 2012[6]	2,675		308
Stone Container Corp. 8.375% 2012	9,953		1,095
Jefferson Smurfit Corp. (U.S.) 7.50% 2013[6]	8,880		1,110
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017[6]	7,560		832
E.I. du Pont de Nemours and Co. 5.00% 2013	3,025		3,117
Algoma Steel Inc. 9.875% 2015[4]	7,500		2,925
Rockwood Specialties Group, Inc. 7.50% 2014	3,240		2,673
Momentive Performance Materials Inc. 9.75% 2014	6,000		2,670
AEP Industries Inc. 7.875% 2013	4,055		2,352
Arbermarle Corp. 5.10% 2015	2,570		2,221
Building Materials Corp. of America 7.75% 2014	2,725		1,812
Plastipak Holdings, Inc. 8.50% 2015[4]	2,275		1,672
Corporación Nacional del Cobre de Chile 6.375% 2012[4]	1,500		1,536
NewPage Corp., Series A, 12.00% 2013	3,170		777
Neenah Paper, Inc. 7.375% 2014	277		154
			307,446

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.16%
United Mexican States Government Global 6.375% 2013	14,765		15,503
United Mexican States Government Global 11.375% 2016	9,118		12,127
United Mexican States Government Global 5.625% 2017	3,640		3,556
United Mexican States Government Global 6.75% 2034	7,740		7,334
United Mexican States Government Global 6.05% 2040	2,000		1,715
Russian Federation 8.25% 2010[8]	1,000		1,028
Russian Federation 7.50% 2030[8]	20,845		19,359
State of Qatar 9.75% 2030	4,000		4,940
El Salvador (Republic of) 7.75% 2023	3,000		2,850
El Salvador (Republic of) 7.75% 2023[4]	1,250		1,187
El Salvador (Republic of) 7.65% 2035[4]	750		574
Banque Centrale de Tunisie 7.375% 2012	3,500		3,570
Brazil (Federal Republic of) Global 8.00% 2018[8]	3,200		3,450
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,500		3,131
Bulgaria (Republic of) 8.25% 2015	3,000		3,097
Corporación Andina de Fomento 5.75% 2017	2,000		1,621
			85,042

MUNICIPALS — 0.01%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	3,594		2,664
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	2,110		1,802
			4,466

MISCELLANEOUS — 0.02%
Other bonds & notes in initial period of acquisition			8,456

Total bonds & notes (cost: $22,694,272,000)			17,844,399

Short-term securities — 10.52%

Freddie Mac 0.17%–2.60% due 2/6–9/23/2009	1,384,404		1,381,999
Federal Home Loan Bank 0.10%–3.10% due 2/18–9/9/2009	944,400		942,845
U.S. Treasury Bills 0.095%–1.94% due 2/12–7/16/2009	896,600		896,114
Fannie Mae 0.10%–2.10% due 2/4–7/6/2009	633,600		632,569
Hewlett-Packard Co. 0.50%–2.20% due 2/2–3/2/2009[4]	213,700		213,666
Enterprise Funding Co. LLC 0.45%–1.40% due 2/2–4/14/2009[4]	83,827		83,754
Ranger Funding Co. LLC 0.40% due 4/6–4/21/2009[4]	75,000		74,926
Chevron Corp. 0.20%–1.15% due 2/3–4/1/2009	146,800		146,717
Walt Disney Co. 0.70%–1.30% due 2/5–2/27/2009	139,500		139,478
Jupiter Securitization Co., LLC 0.30%–1.00% due 2/3–2/11/2009[4]	75,334		75,302
Park Avenue Receivables Co., LLC 0.30% due 3/11/2009[4]	51,100		51,082
Ciesco LLC 0.40%–0.75% due 3/23–4/7/2009[4]	109,500		109,341
International Bank for Reconstruction and Development 0.18%–1.10% due 2/4–3/16/2009	92,300		92,280
Private Export Funding Corp. 1.15% due 2/10/2009	54,000		53,977
Private Export Funding Corp. 0.90% due 4/30/2009[4]	34,400		34,328
Medtronic Inc. 1.20%–1.45% due 2/13–3/5/2009[4]	86,300		86,229
General Electric Capital Corp., FDIC insured, 0.45% due 6/24/2009	40,200		40,106
General Electric Co. 0.27% due 2/2/2009	36,300		36,299
Procter & Gamble International Funding S.C.A. 0.45%–1.15% due 2/18–4/29/2009[4]	66,650		66,612
Harvard University 0.90%–1.02% due 2/11–2/17/2009	55,000		54,991
HSBC Finance Corp. 1.10% due 2/17/2009	50,000		49,969
Pfizer Inc 1.40% due 4/6/2009[4]	50,000		49,959
Caterpillar Inc. 0.30% due 4/3/2009[4]	50,000		49,954
AT&T Inc. 0.25%–1.15% due 2/9–3/4/2009[4]	49,700		49,689
Wal-Mart Stores Inc. 0.25%–0.55% due 6/16–9/21/2009[4]	48,700		48,487
Yale University 1.10%–1.97% due 2/2–2/17/2009	47,500		47,481
Federal Farm Credit Banks 0.70% due 12/22/2009	44,600		44,321
Eaton Corp. 1.75% due 2/6/2009[4]	25,000		24,991
Estée Lauder Companies Inc. 1.10% due 2/11/2009[4]	23,010		22,998

Total short-term securities (cost: $5,598,161,000)			5,600,464

Total investment securities (cost: $70,125,142,000)			54,263,520
Other assets less liabilities			(1,014,158)

Net assets			$53,249,362

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]
Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Miscellaneous,” was $7,529,992,000, which represented 14.14% of the net assets of the fund.

[2]	Security did not produce income during the last 12 months.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $4,097,441,000, which represented 7.69% of the net assets of the fund.

[5]	Coupon rate may change periodically.
[6]	Scheduled interest and/or principal payment was not received.
[7]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 1/15/2008 at a cost of $178,500,000) may be subject to legal or contractual restrictions on resale.

[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Index-linked bond whose principal amount moves with a government retail price index.
[10]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $630,395,000, which represented 1.18% of the net assets of the fund.

[11]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[12]	Step bond; coupon rate will increase at a later date.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-906-0309O-S15830

Summary investment portfolio, January 31, 2009

unaudited

			Percent
		Value	of net
Common stocks - 55.10%	Shares	(000)	assets

Telecommunication services - 7.69%
AT&T Inc.	56,084,621	$1,380,803	2.59%
Verizon Communications Inc.	45,584,600	1,361,612	2.56
Koninklijke KPN NV (1)	37,739,757	503,989	.95
Other securities		852,096	1.59
		4,098,500	7.69

Consumer staples - 6.70%
Kraft Foods Inc., Class A	22,000,821	617,123	1.16
Philip Morris International Inc.	12,530,000	465,490	.87
Hershey Co. (2)	10,821,000	403,407	.76
H.J. Heinz Co.	9,511,700	347,177	.65
Coca-Cola Co.	7,240,000	309,293	.58
Diageo PLC (1)	18,650,000	254,456	.48
Unilever NV, depository receipts (1)	6,380,000	140,768
Unilever NV (New York registered)	5,051,750	110,987	.47
General Mills, Inc.	3,421,800	202,399	.38
Other securities		715,994	1.35
		3,567,094	6.70

Industrials - 6.39%
Waste Management, Inc.	22,435,500	699,763	1.32
General Electric Co.	45,169,000	547,900	1.03
Emerson Electric Co.	11,885,000	388,640	.73
United Parcel Service, Inc., Class B	7,530,000	319,950	.60
Schneider Electric SA (1)	4,214,488	268,013	.50
Other securities		1,176,855	2.21
		3,401,121	6.39

Utilities - 6.24%
GDF Suez (1)	15,686,565	601,939	1.13
Entergy Corp.	4,942,600	377,417	.71
FirstEnergy Corp.	6,141,500	307,013	.58
RWE AG (1)	3,350,663	260,333	.49
Exelon Corp.	3,800,000	206,036	.39
Duke Energy Corp.	13,431,172	203,482	.38
Other securities		1,366,052	2.56
		3,322,272	6.24

Health care - 5.08%
Merck & Co., Inc.	30,175,000	861,496	1.62
Bristol-Myers Squibb Co.	28,525,500	610,731	1.15
Eli Lilly and Co.	12,890,000	474,610	.89
Pfizer Inc	19,050,000	277,749	.52
Other securities		481,036	.90
		2,705,622	5.08

Financials - 4.83%
JPMorgan Chase & Co.	16,460,000	419,895	.79
U.S. Bancorp	25,777,400	382,537	.72
Wells Fargo & Co.	14,708,000	277,981	.52
Other securities		1,494,662	2.80
		2,575,075	4.83

Energy - 4.37%
Chevron Corp.	13,015,000	917,818	1.72
TOTAL SA (1)	3,855,000	192,804
TOTAL SA (ADR)	3,640,000	181,199	.70
Diamond Offshore Drilling, Inc.	5,015,000	314,741	.59
Spectra Energy Corp	16,311,414	236,679	.44
Other securities		481,832	.92
		2,325,073	4.37

Consumer discretionary - 3.93%
McDonald's Corp.	10,318,300	598,668	1.12
Vivendi SA (1)	14,955,000	386,046	.73
Home Depot, Inc.	16,849,800	362,776	.68
Esprit Holdings Ltd. (1)	49,615,400	264,632	.50
Other securities		479,961	.90
		2,092,083	3.93

Information technology - 3.36%
Intel Corp.	36,920,000	476,268	.89
Microchip Technology Inc. (2)	14,128,000	268,008	.50
Automatic Data Processing, Inc.	6,900,000	250,677	.47
Paychex, Inc.	8,897,000	216,108	.41
Other securities		576,711	1.09
		1,787,772	3.36

Materials - 1.94%
E.I. du Pont de Nemours and Co.	16,600,000	381,136	.72
Weyerhaeuser Co. (2)	10,728,000	293,304	.55
Other securities		361,511	.67
		1,035,951	1.94

Miscellaneous - 4.57%
Other common stocks in initial period of acquisition		2,430,220	4.57

Total common stocks (cost: $39,044,360,000)		29,340,783	55.10

			Percent
		Value	of net
Preferred stocks - 1.18%	Shares	(000)	assets

Financials - 1.18%
JPMorgan Chase & Co., Series I, 7.90% (3)	54,715,000	41,686	.08
Fannie Mae, Series O, 7.00% (3) (4)	3,183,287	7,560
Fannie Mae, Series S, 8.25% noncumulative	1,511,450	1,757
Fannie Mae, Series R, 7.625%	592,700	624	.02
Freddie Mac, Series Z, 8.375%	1,100,000	1,169
Freddie Mac, Series W, 5.66%	1,912,800	904
Freddie Mac, Series Y, 6.55%	717,000	344	.00
Other securities		573,566	1.08
		627,610	1.18

Miscellaneous - 0.00%
Other preferred stocks in initial period of acquisition		374	.00

Total preferred stocks (cost: $1,327,472,000)		627,984	1.18

			Percent
		Value	of net
Warrants - 0.00%	Shares	(000)	assets

Other - 0.00%
Other securities		-	.00

Total warrants (cost: $779,000)		-	.00

			Percent
		Value	of net
Convertible securities - 1.60%	Shares	(000)	assets

Other - 1.42%
Fannie Mae, Series 2004-1, 5.375% convertible preferred	396	1,584	.00
Other securities		751,783	1.42
		753,367	1.42

Miscellaneous - 0.18%
Other convertible securities in initial period of acquisition		96,523	.18

Total convertible securities (cost: $1,460,098,000)		849,890	1.60

	Principal		Percent
	amount	Value	of net
Bonds & notes - 33.51%	(000)	(000)	assets

Mortgage-backed obligations (5) - 7.49%
Fannie Mae:
6.00% 2037	$378,512	390,579
4.00%-11.87% 2010-2047 (1) (3)	1,245,663	1,288,019	3.15
Freddie Mac 4.50%-11.464% 2009-2038 (3)	403,078	412,780	.78
Other securities		1,898,351	3.56
		3,989,729	7.49

Bonds & notes of U.S. government & government agencies - 4.38%
U.S. Treasury:
4.625% 2011	197,750	216,629
3.625% 2013	199,640	216,617
1.125%-8.875% 2009-2038 (1) (6)	1,058,428	1,163,312	3.00
Fannie Mae 2.875%-6.25% 2010-2029	363,605	380,427	.71
Freddie Mac 5.00%-6.625% 2009-2018	209,355	199,900	.38
Federal Home Loan Bank 3.625%-5.25% 2009-2014	34,950	37,095	.07
United States Government Agency-Guaranteed (FDIC insured), General Electric Capital Corp., Series G, 1.625%-2.20% 2011-2012	16,150	16,117	.03
Other securities		104,573	.19
		2,334,670	4.38

Financials - 4.15%
JPMorgan Chase & Co. 4.891% 2015 (3)	10,000	9,888
JPMorgan Chase Bank NA 6.00% 2017	14,567	14,216
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	10,025	7,936
JPMorgan Chase Capital XXII, Series V, 6.45% 2087 (3)	6,690	5,008	.07
Other securities		2,173,610	4.08
		2,210,658	4.15

Consumer discretionary - 3.89%
Other securities		2,070,514	3.89

Telecommunication services - 2.62%
Verizon Communications Inc. 5.25%-8.75% 2012-2037 (4)	184,935	184,427
Verizon Global Funding Corp. 4.90%-7.75% 2015-2030	10,265	10,701
ALLTEL Corp. 7.00% 2012	17,686	18,305	.40
AT&T Inc. 4.85%-6.70% 2013-2039 (1)	71,000	72,856
AT&T Corp. 7.30%-8.00% 2011-2031 (3)	19,789	21,937
SBC Communications Inc. 5.10%-6.25% 2011-2016	54,000	54,341
AT&T Wireless Services, Inc. 8.125% 2012	16,935	18,469	.31
Other securities		1,013,178	1.91
		1,394,214	2.62

Industrials - 2.04%
General Electric Co. 5.25% 2017	11,250	10,664
General Electric Capital Corp., Series A, 3.239% 2026 (3)	25,000	13,437	.05
Waste Management, Inc. 5.00% 2014	7,000	6,014
WMX Technologies, Inc. 7.10% 2026	10,125	8,033	.03
Other securities		1,048,670	1.96
		1,086,818	2.04

Utilities - 1.59%
Other securities		849,422	1.59

Health care - 1.58%
Other securities		840,790	1.58

Energy - 1.36%
Other securities		723,010	1.36

Consumer staples - 1.29%
Kraft Foods Inc. 6.75%-6.875% 2014-2038	16,695	17,625	.03
Other securities		669,261	1.26
		686,886	1.29

Information technology - 1.28%
Other securities		683,213	1.28

Asset-backed obligations - 1.07%
Other securities		569,065	1.07

Other - 0.75%
Other securities		396,954	.75

Miscellaneous - 0.02%
Other bonds & notes in initial period of acquisition		8,456	.02

Total bonds & notes (cost: $22,694,272,000)		17,844,399	33.51

	Principal		Percent
	amount	Value	of net
Short-term securities - 10.52%	(000)	(000)	assets

Freddie Mac 0.17%-2.60% due 2/6-9/23/2009	1,384,404	1,381,999	2.60
Federal Home Loan Bank 0.10%-3.10% due 2/18-9/9/2009	944,400	942,845	1.77
U.S. Treasury Bills 0.095%-1.94% due 2/12-7/16/2009	896,600	896,114	1.68
Fannie Mae 0.10%-2.10% due 2/4-7/6/2009	633,600	632,569	1.19
Hewlett-Packard Co. 0.50%-2.20% due 2/2-3/2/2009 (4)	213,700	213,666	.40
Chevron Corp. 0.20%-1.15% due 2/3-4/1/2009	146,800	146,717	.28
Jupiter Securitization Co., LLC 0.30%-1.00% due 2/3-2/11/2009 (4)	75,334	75,302
Park Avenue Receivables Co., LLC 0.30% due 3/11/2009 (4)	51,100	51,082	.24
General Electric Capital Corp., FDIC insured, 0.45% due 6/24/2009	40,200	40,106
General Electric Co. 0.27% due 2/2/2009	36,300	36,299	.14
AT&T Inc. 0.25%-1.15% due 2/9-3/4/2009 (4)	49,700	49,689	.09
Other securities		1,134,076	2.13

Total short-term securities (cost: $5,598,161,000)		5,600,464	10.52

Total investment securities (cost: $70,125,142,000)		54,263,520	101.91
Other assets less liabilities		(1,014,158)	(1.91)

Net assets		$53,249,362	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $57,165,000, which represented .11% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the six months ended January 31, 2009, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Value of affiliates at 1/31/09 (000)

Hershey Co.	10,821,000	-	-	10,821,000	$6,439	$403,407
Weyerhaeuser Co.	10,728,000	-	-	10,728,000	9,119	293,304
Weyerhaeuser Co. 7.375% 2032	$3,500,000	$-	$-	$3,500,000	130	2,455
Weyerhaeuser Co. 6.875% 2033	$2,500,000	$-	$-	$2,500,000	87	1,529
Microchip Technology Inc.	14,128,000	-	-	14,128,000	9,565	268,008
MeadWestvaco Corp.	11,500,696	-	-	11,500,696	2,645	133,868
Hospitality Properties Trust	4,500,000	1,500,000	-	6,000,000	9,240	80,520
Hospitality Properties Trust 6.75% 2013	$18,365,000	$24,665,000	$5,795,000	$37,235,000	1,259	24,404
Hospitality Properties Trust 6.70% 2018	$16,175,000	$-	$-	$16,175,000	544	9,183
Hospitality Properties Trust 6.85% 2012	$-	$6,000,000	$-	$6,000,000	140	4,100
Hospitality Properties Trust 5.125% 2015	$2,160,000	$3,710,000	$-	$5,870,000	95	3,439
Hospitality Properties Trust 6.30% 2016	$2,368,000	$2,532,000	$-	$4,900,000	98	2,600
Hospitality Properties Trust 5.625% 2017	$1,485,000	$-	$-	$1,485,000	54	779
Alexandria Real Estate Equities, Inc.	-	1,730,300	-	1,730,300	187	102,676
Macquarie Korea Infrastructure Fund (1)	21,023,070	449,892	-	21,472,962	3,108	78,655
De La Rue PLC (1)	-	7,626,271	2,506,553	5,119,718	32,532	69,183
Goodman Fielder Ltd. (1)	67,000,000	-	-	67,000,000	3,985	64,784
Clarent Hospital Corp. (1) (7)	484,684	-	-	484,684	-	24
Arthur J. Gallagher & Co. (8)	5,403,700	-	5,403,700	-	1,729	-
iStar Financial, Inc. 8.625% 2013 (8)	$35,675,000	$2,542,000	$-	$38,217,000	1,727	-
iStar Financial, Inc. 5.375% 2010 (8)	$14,010,000	$-	$-	$14,010,000	534	-
iStar Financial, Inc., Series B, 5.125% 2011 (8)	$15,000,000	$1,930,000	$-	$16,930,000	622	-
iStar Financial, Inc. 3.027% 2010 (8)	$3,248,000	$3,500,000	$-	$6,748,000	495	-
iStar Financial, Inc. 6.00% 2010 (8)	$6,950,000	$-	$-	$6,950,000	337	-
iStar Financial, Inc. 5.50% 2012 (8)	$3,700,000	$4,000,000	$-	$7,700,000	421	-
iStar Financial, Inc. 5.875% 2016 (8)	$-	$7,165,000	$-	$7,165,000	297	-
iStar Financial, Inc. (8)	8,574,350	-	6,158,528	2,415,822	-	-
iStar Financial, Inc. 6.50% 2013 (8)	$5,133,000	$-	$-	$5,133,000	251	-
iStar Financial, Inc. 6.05% 2015 (8)	$4,152,000	$460,000	$-	$4,612,000	147	-
iStar Financial, Inc., Series B, 3.159% 2009 (8)	$-	$2,420,000	$-	$2,420,000	264	-
iStar Financial, Inc. 5.65% 2011 (8)	$3,418,000	$217,000	$-	$3,635,000	235	-
iStar Financial, Inc. 5.15% 2012 (8)	$-	$3,400,000	$-	$3,400,000	185	-
iStar Financial, Inc., Series F, 7.80% cumulative redeemable (8)	400,000	-	1,600	398,400	390	-
iStar Financial, Inc., Series B, 5.70% 2014 (8)	$2,918,000	$-	$-	$2,918,000	138	-
iStar Financial, Inc., Series B, 5.95% 2013 (8)	$808,000	$-	$-	$808,000	40	-
iStar Financial, Inc. 5.80% 2011 (8)	$-	$485,000	$-	$485,000	30	-
Lite-On Technology Corp. (8)	107,917,127	8,789,585	10,649,914	106,056,798	8,242	-
Polaris Industries Inc. (8)	1,707,000	-	1,707,000	-	-	-
					$95,311	$1,542,918

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

(1) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Miscellaneous" and "Other securities," was $7,529,992,000, which represented 14.14% of the net assets of the fund.

(2) Represents an affiliated company as defined under the Investment Company Act of 1940.
(3) Coupon rate may change periodically.
(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $4,097,441,000, which represented 7.69% of the net assets of the fund.

(5) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(6) Index-linked bond whose principal amount moves with a government retail price index.
(7) Security did not produce income during the last 12 months.
(8) Unaffiliated issuer at 1/31/2009.

Key to abbreviation
ADR = American Depositary Receipts

Financial statements

Statement of assets and liabilities		unaudited
at January 31, 2009	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $67,570,076)	$52,720,602
Affiliated issuers (cost: $2,555,066)	1,542,918	$54,263,520
Cash		4,744
Receivables for:
Sales of investments	302,852
Sales of fund's shares	85,899
Dividends and interest	435,795
Other	1,188	825,734
		55,093,998
Liabilities:
Payables for:
Purchases of investments	1,395,911
Repurchases of fund's shares	79,936
Dividends on fund's shares	324,593
Investment advisory services	11,820
Services provided by affiliates	29,908
Directors' deferred compensation	2,224
Other	244	1,844,636
Net assets at January 31, 2009		$53,249,362

Net assets consist of:
Capital paid in on shares of capital stock		$75,058,862
Undistributed net investment income		114,848
Accumulated net realized loss		(6,061,313)
Net unrealized depreciation		(15,863,035)
Net assets at January 31, 2009		$53,249,362

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 5,500,000 shares, $.001 par value (4,361,394 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*
Class A	$40,498,920	3,312,667	$12.23
Class B	2,719,843	223,948	12.14
Class C	5,125,089	422,718	12.12
Class F-1	1,781,703	145,960	12.21
Class F-2	89,333	7,309	12.22
Class 529-A	501,699	41,085	12.21
Class 529-B	80,446	6,606	12.18
Class 529-C	200,833	16,480	12.19
Class 529-E	23,972	1,967	12.19
Class 529-F-1	14,921	1,222	12.21
Class R-1	63,512	5,212	12.18
Class R-2	382,617	31,516	12.14
Class R-3	792,464	64,977	12.20
Class R-4	510,305	41,787	12.21
Class R-5	463,705	37,940	12.22

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Classes A and 529-A, for which the maximum offering prices per share were $12.98 and $12.95, respectively.

See Notes to Financial Statements

Statement of operations		unaudited
for the six months ended January 31, 2009	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $22,473; also includes $87,181 from affiliates)	$1,002,528
Interest (includes $8,130 from affiliates)	904,526	$1,907,054

Fees and expenses*:
Investment advisory services	86,833
Distribution services	111,742
Transfer agent services	24,751
Administrative services	9,320
Reports to shareholders	3,287
Registration statement and prospectus	1,250
Postage, stationery and supplies	2,338
Directors' compensation	(244)
Custodian	1,181
Other	11
Total fees and expenses before waiver	240,469
Less investment advisory services waiver	7,501
Total fees and expenses after waiver		232,968
Net investment income		1,674,086

Net realized loss and unrealized depreciation on investments and currency:
Net realized loss on:
Investments (including $200,291 net loss from affiliates)	(6,026,955)
Currency transactions	(11,390)	(6,038,345)
Net unrealized depreciation on:
Investments	(14,955,437)
Currency translations	(2,181)	(14,957,618)

Net realized loss and unrealized depreciation on investments and currency		(20,995,963)

Net decrease in net assets resulting from operations		$(19,321,877)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets
	(dollars in thousands)

	Six months
	ended January 31,	Year ended July 31,
	2009 *	2008
Operations:
Net investment income	$1,674,086	$3,704,181
Net realized (loss) gain on investments and currency transactions	(6,038,345)	1,080,635
Net unrealized depreciation on investments and currency translations	(14,957,618)	(13,173,955)
Net decrease in net assets resulting from operations	(19,321,877)	(8,389,139)

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income	(1,804,571)	(3,903,711)
Distributions from net realized gain on investments	-	(3,639,343)
Total dividends and distributions paid or accrued to shareholders	(1,804,571)	(7,543,054)

Net capital share transactions	(2,110,326)	6,122,868

Total decrease in net assets	(23,236,774)	(9,809,325)

Net assets:
Beginning of period	76,486,136	86,295,461
End of period (including undistributed net investment income:
$114,848 and $245,333, respectively)	$53,249,362	$76,486,136

*Unaudited.

See Notes to Financial Statements

Notes to financial statements
       unaudited

1.	Organization and significant accounting policies

Organization – The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund has 15 share classes consisting of five retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B convert to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4 and R-5	None	None	None

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders quarterly. Effective March 21, 2009, the fund will no longer declare daily dividends and will declare and distribute dividends on a periodic basis, usually in March, June, September and December. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2.	Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

The prices of, and the income generated by, securities held by the fund may decline in response to certain events, including those directly involving the companies whose securities are owned by the fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.

The values of, and the income generated by, most debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities. For example, the values of debt securities in the fund’s portfolio generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem, “call” or refinance a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. The fund’s investment adviser attempts to reduce these risks through diversification of the portfolio and with ongoing credit analysis of each issuer, as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so.

Investments in securities issued by entities based outside the United States may be subject to the risks described above to a greater extent and may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries.

 3.   Taxation and distributions

Federal income taxation – The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended January 31, 2009, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

Non-U.S. taxation – Dividend and interest income is recorded net of non-U.S. taxes paid.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of July 31, 2008, the fund had tax basis undistributed ordinary income of $633,122,000 and currency loss deferrals (realized during the period November 1, 2007, through July 31, 2008) of $6,101,000.

As of January 31, 2009, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,611,277
Gross unrealized depreciation on investment securities	(17,500,276)
Net unrealized depreciation on investment securities	(15,888,999)
Cost of investment securities	70,152,519

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Six months ended January 31, 2009			Year ended July 31, 2008
Share class	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued

Class A	$1,402,893	$-	$1,402,893	$3,047,396	$2,754,859	$5,802,255
Class B	85,154	-	85,154	192,964	209,621	402,585
Class C	157,335	-	157,335	345,974	379,554	725,528
Class F-1	62,654	-	62,654	143,928	131,893	275,821
Class F-2 *	1,824	-	1,824	-	-	-
Class 529-A	16,567	-	16,567	32,028	28,944	60,972
Class 529-B	2,337	-	2,337	4,561	5,017	9,578
Class 529-C	5,823	-	5,823	11,330	12,364	23,694
Class 529-E	756	-	756	1,467	1,412	2,879
Class 529-F-1	524	-	524	1,060	924	1,984
Class R-1	1,842	-	1,842	3,369	3,565	6,934
Class R-2	10,925	-	10,925	21,554	23,660	45,214
Class R-3	25,000	-	25,000	47,747	46,144	93,891
Class R-4	15,634	-	15,634	26,228	22,570	48,798
Class R-5	15,303	-	15,303	24,105	18,816	42,921
Total	$1,804,571	$-	$1,804,571	$3,903,711	$3,639,343	$7,543,054

* Class F-2 was offered beginning August 1, 2008.

4.   Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.123% on such assets in excess of $89 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income.
CRMC waived a portion of its investment advisory services fee commencing on September 1, 2004, and terminating on December 31, 2008. During the six months ended January 31, 2009, total investment advisory services fees waived by CRMC were $7,501,000. As a result, the fee shown on the accompanying financial statements of $86,833,000, which was equivalent to an annualized rate of 0.275%, was reduced to $79,332,000, or 0.251% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Classes F-2 and R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes except Classes F-2 and R-5 may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Classes A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of January 31, 2009, there were no unreimbursed expenses subject to reimbursement for Classes A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Classes A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional administrative services fee payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a declining series of annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the six months ended January 31, 2009, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$54,062	$23,127	Not applicable	Not applicable	Not applicable
Class B	16,734	1,624	Not applicable	Not applicable	Not applicable
Class C	31,089	Included in administrative services	$3,937	$491	Not applicable
Class F-1	2,692		1,017	116	Not applicable
Class F-2 *	Not applicable		33	3	Not applicable
Class 529-A	516		224	35	$284
Class 529-B	466		37	13	47
Class 529-C	1,161		92	27	116
Class 529-E	69		11	2	14
Class 529-F-1	-		7	1	9
Class R-1	364		42	15	Not applicable
Class R-2	1,652		329	815	Not applicable
Class R-3	2,271		671	266	Not applicable
Class R-4	666		398	17	Not applicable
Class R-5	Not applicable		244	7	Not applicable
Total	$111,742	$24,751	$7,042	$1,808	$470

* Class F-2 was offered beginning August 1, 2008.

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $(244,000), shown on the accompanying financial statements, includes $404,000 in current fees (either paid in cash or deferred) and a net decrease of $648,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Disclosure of fair value measurements

The fund adopted the Statement of Financial Accounting Standards No. 157 (“FAS 157”), Fair Value Measurements, on August 1, 2008. FAS 157 requires the fund to classify its assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of January 31, 2009 (dollars in thousands):

Investment securities
Level 1 – Quoted prices	$23,275,982
Level 2 – Other significant observable inputs	30,660,623	*
Level 3 – Significant unobservable inputs	326,915
Total	$54,263,520

* Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $6,626,582,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund’s Level 3 investment securities and related transactions during the six months ended January 31, 2009 (dollars in thousands):

Level 3 investment securities
Beginning value at 8/1/2008	$13,973
Net purchases	10,810
Net realized gain†	87
Net unrealized appreciation†	718
Net transfers into Level 3	301,327
Ending value at 1/31/2009	$326,915

Net unrealized appreciation during the period on Level 3 investment securities held at 1/31/2009†	$519

† Net realized gain and net unrealized appreciation are included in the related amounts on investments in the statement of operations.

6. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net (decrease) increase
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Six months ended January 31, 2009
Class A	$4,271,121	312,403	$1,312,061	91,878	$(7,063,786)	(509,315)	$(1,480,604)	(105,034)
Class B	144,689	10,619	78,740	5,562	(529,589)	(38,163)	(306,160)	(21,982)
Class C	541,786	40,039	142,919	10,113	(1,149,446)	(83,195)	(464,741)	(33,043)
Class F-1	379,775	27,916	53,659	3,750	(639,640)	(45,642)	(206,206)	(13,976)
Class F-2†	120,200	8,474	830	63	(15,960)	(1,228)	105,070	7,309
Class 529-A	59,348	4,268	16,659	1,173	(47,432)	(3,374)	28,575	2,067
Class 529-B	5,570	398	2,349	167	(6,308)	(449)	1,611	116
Class 529-C	23,113	1,662	5,841	413	(27,132)	(1,923)	1,822	152
Class 529-E	2,587	186	762	54	(2,404)	(171)	945	69
Class 529-F-1	2,143	153	529	37	(2,747)	(198)	(75)	(8)
Class R-1	10,988	787	1,818	129	(10,863)	(762)	1,943	154
Class R-2	71,536	5,100	10,860	771	(69,699)	(4,981)	12,697	890
Class R-3	137,986	9,835	25,230	1,779	(129,053)	(9,259)	34,163	2,355
Class R-4	156,955	11,381	15,423	1,088	(81,394)	(5,870)	90,984	6,599
Class R-5	95,816	6,891	14,455	1,019	(40,621)	(2,929)	69,650	4,981
Total net increase
(decrease)	$6,023,613	440,112	$1,682,135	117,996	$(9,816,074)	(707,459)	$(2,110,326)	(149,351)

Year ended July 31, 2008
Class A	$8,146,230	423,511	$5,292,485	276,012	$(9,068,488)	(480,352)	$4,370,227	219,171
Class B	335,424	17,532	359,218	18,809	(743,435)	(39,833)	(48,793)	(3,492)
Class C	1,289,999	67,111	638,186	33,450	(1,521,685)	(81,759)	406,500	18,802
Class F-1	879,704	45,563	226,732	11,841	(893,923)	(47,364)	212,513	10,040
Class 529-A	150,265	7,824	60,016	3,138	(72,570)	(3,856)	137,711	7,106
Class 529-B	15,162	792	9,456	495	(9,895)	(525)	14,723	762
Class 529-C	67,666	3,539	23,327	1,220	(43,922)	(2,335)	47,071	2,424
Class 529-E	7,434	387	2,834	149	(4,142)	(218)	6,126	318
Class 529-F-1	7,451	385	1,936	101	(4,146)	(222)	5,241	264
Class R-1	43,273	2,254	6,695	351	(23,119)	(1,220)	26,849	1,385
Class R-2	202,674	10,639	44,310	2,325	(164,675)	(8,734)	82,309	4,230
Class R-3	511,403	26,501	91,683	4,801	(307,548)	(16,371)	295,538	14,931
Class R-4	391,084	20,374	47,284	2,481	(180,160)	(9,619)	258,208	13,236
Class R-5	378,573	19,654	38,894	2,045	(108,822)	(5,759)	308,645	15,940
Total net increase
(decrease)	$12,426,342	646,066	$6,843,056	357,218	$(13,146,530)	(698,167)	$6,122,868	305,117

* Includes exchanges between share classes of the fund.
† Class F-2 was offered beginning August 1, 2008.

7. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $13,097,579,000 and $13,255,863,000, respectively, during the six months ended January 31, 2009.

Financial highlights (1)

			(Loss) income from investment operations(2)			Dividends and distributions
		Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return (3) (4)	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements /waivers		Ratio of expenses to average net assets after reimbursements /waivers (4)		Ratio of net income to average net assets (4)
Class A:
Six months ended 1/31/2009	(5)	$16.98	$.39	$(4.72)	$(4.33)	$(.42)	$ -	$(.42)	$12.23	(25.70)%	$40,499.62%		(6)	.60%	(6)	5.43%	(6)
Year ended 7/31/2008		20.54	.87	(2.67)	(1.80)	(.91)	(.85)	(1.76)	16.98	(9.46)	58,029.57			.54		4.53
Year ended 7/31/2007		19.33	.87	1.73	2.60	(.93)	(.46)	(1.39)	20.54	13.66	65,713.56			.54		4.22
Year ended 7/31/2006		18.70	.81	.94	1.75	(.76)	(.36)	(1.12)	19.33	9.77	53,188.56			.53		4.35
Year ended 7/31/2005		17.10	.77	1.61	2.38	(.65)	(.13)	(.78)	18.70	14.12	47,196.55			.54		4.26
Year ended 7/31/2004		15.44	.70	1.70	2.40	(.74)	-	(.74)	17.10	15.76	36,075.57			.57		4.15
Class B:
Six months ended 1/31/2009	(5)	16.87	.33	(4.69)	(4.36)	(.37)	-	(.37)	12.14	(26.05)	2,720	1.40	(6)	1.37	(6)	4.66	(6)
Year ended 7/31/2008		20.43	.72	(2.66)	(1.94)	(.77)	(.85)	(1.62)	16.87	(10.16)	4,149	1.33		1.31		3.76
Year ended 7/31/2007		19.22	.70	1.74	2.44	(.77)	(.46)	(1.23)	20.43	12.83	5,094	1.32		1.30		3.46
Year ended 7/31/2006		18.61	.66	.93	1.59	(.62)	(.36)	(.98)	19.22	8.87	4,442	1.33		1.31		3.58
Year ended 7/31/2005		17.01	.63	1.61	2.24	(.51)	(.13)	(.64)	18.61	13.32	4,135	1.34		1.32		3.48
Year ended 7/31/2004		15.36	.56	1.69	2.25	(.60)	-	(.60)	17.01	14.84	3,231	1.35		1.35		3.37
Class C:
Six months ended 1/31/2009	(5)	16.84	.33	(4.69)	(4.36)	(.36)	-	(.36)	12.12	(26.05)	5,125	1.44	(6)	1.42	(6)	4.61	(6)
Year ended 7/31/2008		20.39	.71	(2.65)	(1.94)	(.76)	(.85)	(1.61)	16.84	(10.22)	7,676	1.38		1.35		3.72
Year ended 7/31/2007		19.19	.69	1.73	2.42	(.76)	(.46)	(1.22)	20.39	12.80	8,911	1.37		1.35		3.41
Year ended 7/31/2006		18.58	.65	.93	1.58	(.61)	(.36)	(.97)	19.19	8.83	6,675	1.38		1.36		3.52
Year ended 7/31/2005		16.99	.61	1.60	2.21	(.49)	(.13)	(.62)	18.58	13.17	5,756	1.43		1.41		3.38
Year ended 7/31/2004		15.34	.55	1.69	2.24	(.59)	-	(.59)	16.99	14.75	3,833	1.44		1.44		3.26
Class F-1:
Six months ended 1/31/2009	(5)	16.95	.39	(4.71)	(4.32)	(.42)	-	(.42)	12.21	(25.70)	1,782.65		(6)	.62	(6)	5.40	(6)
Year ended 7/31/2008		20.52	.86	(2.68)	(1.82)	(.90)	(.85)	(1.75)	16.95	(9.56)	2,712.61			.58		4.48
Year ended 7/31/2007		19.30	.86	1.74	2.60	(.92)	(.46)	(1.38)	20.52	13.69	3,075.60			.57		4.18
Year ended 7/31/2006		18.68	.80	.93	1.73	(.75)	(.36)	(1.11)	19.30	9.68	1,957.60			.57		4.30
Year ended 7/31/2005		17.08	.75	1.61	2.36	(.63)	(.13)	(.76)	18.68	14.01	1,603.67			.65		4.14
Year ended 7/31/2004		15.42	.67	1.71	2.38	(.72)	-	(.72)	17.08	15.65	1,000.69			.69		4.02
Class F-2:
Period from 8/1/2008 to 1/31/2009	(5)	16.91	.37	(4.63)	(4.26)	(.43)	-	(.43)	12.22	(25.39)	89.22			.21		2.81
Class 529-A:
Six months ended 1/31/2009	(5)	16.96	.39	(4.72)	(4.33)	(.42)	-	(.42)	12.21	(25.75)	502.67		(6)	.65	(6)	5.39	(6)
Year ended 7/31/2008		20.52	.85	(2.66)	(1.81)	(.90)	(.85)	(1.75)	16.96	(9.55)	662.65			.63		4.46
Year ended 7/31/2007		19.31	.85	1.73	2.58	(.91)	(.46)	(1.37)	20.52	13.57	655.65			.63		4.14
Year ended 7/31/2006		18.68	.80	.94	1.74	(.75)	(.36)	(1.11)	19.31	9.70	452.63			.61		4.27
Year ended 7/31/2005		17.08	.75	1.61	2.36	(.63)	(.13)	(.76)	18.68	13.98	328.70			.68		4.13
Year ended 7/31/2004		15.42	.68	1.70	2.38	(.72)	-	(.72)	17.08	15.61	195.67			.67		4.06
Class 529-B:
Six months ended 1/31/2009	(5)	16.92	.33	(4.71)	(4.38)	(.36)	-	(.36)	12.18	(26.07)	80	1.51	(6)	1.48	(6)	4.55	(6)
Year ended 7/31/2008		20.47	.69	(2.65)	(1.96)	(.74)	(.85)	(1.59)	16.92	(10.25)	110	1.46		1.43		3.65
Year ended 7/31/2007		19.26	.68	1.73	2.41	(.74)	(.46)	(1.20)	20.47	12.71	117	1.45		1.43		3.34
Year ended 7/31/2006		18.65	.64	.92	1.56	(.59)	(.36)	(.95)	19.26	8.71	92	1.47		1.44		3.44
Year ended 7/31/2005		17.05	.59	1.61	2.20	(.47)	(.13)	(.60)	18.65	13.05	74	1.55		1.53		3.28
Year ended 7/31/2004		15.36	.53	1.70	2.23	(.54)	-	(.54)	17.05	14.67	51	1.57		1.57		3.16
Class 529-C:
Six months ended 1/31/2009	(5)	16.93	.33	(4.71)	(4.38)	(.36)	-	(.36)	12.19	(26.05)	201	1.50	(6)	1.47	(6)	4.56	(6)
Year ended 7/31/2008		20.49	.70	(2.67)	(1.97)	(.74)	(.85)	(1.59)	16.93	(10.29)	276	1.45		1.43		3.66
Year ended 7/31/2007		19.27	.69	1.74	2.43	(.75)	(.46)	(1.21)	20.49	12.77	285	1.45		1.42		3.35
Year ended 7/31/2006		18.65	.64	.93	1.57	(.59)	(.36)	(.95)	19.27	8.77	201	1.46		1.43		3.45
Year ended 7/31/2005		17.06	.59	1.60	2.19	(.47)	(.13)	(.60)	18.65	13.00	153	1.54		1.52		3.29
Year ended 7/31/2004		15.39	.53	1.71	2.24	(.57)	-	(.57)	17.06	14.69	95	1.56		1.56		3.17
Class 529-E:
Six months ended 1/31/2009	(5)	16.93	.36	(4.71)	(4.35)	(.39)	-	(.39)	12.19	(25.86)	24.99		(6)	.97	(6)	5.07	(6)
Year ended 7/31/2008		20.49	.79	(2.66)	(1.87)	(.84)	(.85)	(1.69)	16.93	(9.83)	32.94			.92		4.17
Year ended 7/31/2007		19.28	.79	1.73	2.52	(.85)	(.46)	(1.31)	20.49	13.27	32.94			.91		3.86
Year ended 7/31/2006		18.66	.74	.93	1.67	(.69)	(.36)	(1.05)	19.28	9.32	23.94			.92		3.96
Year ended 7/31/2005		17.06	.69	1.61	2.30	(.57)	(.13)	(.70)	18.66	13.63	17	1.02		1.01		3.80
Year ended 7/31/2004		15.40	.62	1.70	2.32	(.66)	-	(.66)	17.06	15.24	10	1.04		1.04		3.69

Class 529-F-1:
Six months ended 1/31/2009	(5)	$16.96	$.40	$(4.72)	$(4.32)	$(.43)	$ -	$(.43)	$12.21	(25.68)%	$15.49%		(6)	.47%	(6)	5.56%	(6)
Year ended 7/31/2008		20.52	.89	(2.66)	(1.77)	(.94)	(.85)	(1.79)	16.96	(9.35)	21.44			.42		4.67
Year ended 7/31/2007		19.30	.90	1.73	2.63	(.95)	(.46)	(1.41)	20.52	13.87	20.44			.41		4.37
Year ended 7/31/2006		18.68	.83	.93	1.76	(.78)	(.36)	(1.14)	19.30	9.85	10.44			.42		4.46
Year ended 7/31/2005		17.08	.75	1.60	2.35	(.62)	(.13)	(.75)	18.68	13.96	5.70			.68		4.14
Year ended 7/31/2004		15.42	.67	1.69	2.36	(.70)	-	(.70)	17.08	15.53	3.79			.79		3.95
Class R-1:
Six months ended 1/31/2009	(5)	16.92	.33	(4.71)	(4.38)	(.36)	-	(.36)	12.18	(26.05)	63	1.45	(6)	1.43	(6)	4.61	(6)
Year ended 7/31/2008		20.48	.71	(2.67)	(1.96)	(.75)	(.85)	(1.60)	16.92	(10.25)	86	1.39		1.37		3.73
Year ended 7/31/2007		19.27	.70	1.72	2.42	(.75)	(.46)	(1.21)	20.48	12.75	75	1.41		1.39		3.41
Year ended 7/31/2006		18.65	.64	.94	1.58	(.60)	(.36)	(.96)	19.27	8.79	37	1.45		1.41		3.46
Year ended 7/31/2005		17.05	.61	1.61	2.22	(.49)	(.13)	(.62)	18.65	13.15	19	1.50		1.45		3.36
Year ended 7/31/2004		15.39	.55	1.70	2.25	(.59)	-	(.59)	17.05	14.75	8	1.55		1.48		3.27
Class R-2:
Six months ended 1/31/2009	(5)	16.86	.32	(4.69)	(4.37)	(.35)	-	(.35)	12.14	(26.11)	383	1.56	(6)	1.54	(6)	4.49	(6)
Year ended 7/31/2008		20.42	.70	(2.66)	(1.96)	(.75)	(.85)	(1.60)	16.86	(10.26)	516	1.44		1.42		3.66
Year ended 7/31/2007		19.22	.69	1.72	2.41	(.75)	(.46)	(1.21)	20.42	12.73	539	1.44		1.39		3.38
Year ended 7/31/2006		18.60	.64	.94	1.58	(.60)	(.36)	(.96)	19.22	8.83	379	1.52		1.40		3.48
Year ended 7/31/2005		17.01	.61	1.60	2.21	(.49)	(.13)	(.62)	18.60	13.16	271	1.58		1.42		3.39
Year ended 7/31/2004		15.36	.55	1.69	2.24	(.59)	-	(.59)	17.01	14.75	139	1.75		1.44		3.30
Class R-3:
Six months ended 1/31/2009	(5)	16.94	.36	(4.71)	(4.35)	(.39)	-	(.39)	12.20	(25.85)	792	1.00	(6)	.98	(6)	5.06	(6)
Year ended 7/31/2008		20.50	.79	(2.66)	(1.87)	(.84)	(.85)	(1.69)	16.94	(9.83)	1,061.95			.93		4.16
Year ended 7/31/2007		19.29	.79	1.73	2.52	(.85)	(.46)	(1.31)	20.50	13.26	978.94			.92		3.86
Year ended 7/31/2006		18.67	.73	.93	1.66	(.68)	(.36)	(1.04)	19.29	9.29	579.96			.94		3.94
Year ended 7/31/2005		17.07	.70	1.60	2.30	(.57)	(.13)	(.70)	18.67	13.68	394.97			.96		3.85
Year ended 7/31/2004		15.41	.62	1.70	2.32	(.66)	-	(.66)	17.07	15.25	176	1.02		1.02		3.70
Class R-4:
Six months ended 1/31/2009	(5)	16.96	.38	(4.71)	(4.33)	(.42)	-	(.42)	12.21	(25.76)	510.70		(6)	.67	(6)	5.35	(6)
Year ended 7/31/2008		20.53	.85	(2.68)	(1.83)	(.89)	(.85)	(1.74)	16.96	(9.56)	597.66			.63		4.49
Year ended 7/31/2007		19.31	.85	1.74	2.59	(.91)	(.46)	(1.37)	20.53	13.57	451.65			.63		4.15
Year ended 7/31/2006		18.69	.79	.93	1.72	(.74)	(.36)	(1.10)	19.31	9.60	255.66			.64		4.22
Year ended 7/31/2005		17.09	.76	1.60	2.36	(.63)	(.13)	(.76)	18.69	14.00	120.67			.65		4.17
Year ended 7/31/2004		15.43	.68	1.70	2.38	(.72)	-	(.72)	17.09	15.64	30.69			.69		4.05
Class R-5:
Six months ended 1/31/2009	(5)	16.97	.40	(4.71)	(4.31)	(.44)	-	(.44)	12.22	(25.67)	464.40		(6)	.37	(6)	5.66	(6)
Year ended 7/31/2008		20.54	.91	(2.68)	(1.77)	(.95)	(.85)	(1.80)	16.97	(9.26)	559.36			.33		4.80
Year ended 7/31/2007		19.32	.91	1.74	2.65	(.97)	(.46)	(1.43)	20.54	13.94	350.36			.33		4.42
Year ended 7/31/2006		18.70	.85	.93	1.78	(.80)	(.36)	(1.16)	19.32	9.92	168.36			.34		4.56
Year ended 7/31/2005		17.10	.80	1.61	2.41	(.68)	(.13)	(.81)	18.70	14.33	81.37			.35		4.45
Year ended 7/31/2004		15.44	.73	1.71	2.44	(.78)	-	(.78)	17.10	16.01	57.37			.37		4.35

		Year ended July 31
	Six months ended January 31, 2009(5)	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	24%	38%	32%	35%	24%	27%

(1) Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Based on average shares outstanding.
(3) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(4) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During the periods shown, CRMC reduced fees for investment advisory services. In addition, during some of the periods shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

(5) Unaudited.
(6) Annualized.

See Notes to Financial Statements

[logo – American Funds®]

The Income Fund of America®

Investment portfolio

July 31, 2008

		Market value
Common stocks — 60.43%	Shares	(000)

FINANCIALS — 10.10%
Bank of America Corp.	28,563,550	$939,741
Citigroup Inc.	47,000,000	878,430
U.S. Bancorp	16,337,400	500,088
Lloyds TSB Group PLC	61,959,000	362,520
PNC Financial Services Group, Inc.	4,897,000	349,107
Equity Residential, shares of beneficial interest	7,842,800	338,574
Unibail-Rodamco, non-registered shares	1,375,000	309,181
JPMorgan Chase & Co.	7,170,000	291,317
Kimco Realty Corp.	7,967,866	281,186
Wells Fargo & Co.	7,623,500	230,763
Simon Property Group, Inc.	2,450,000	226,944
Société Générale	2,162,500	201,689
Wachovia Corp.	11,671,300	201,563
Banco Santander, SA	9,030,828	175,662
Banco Itaú Holding Financeira SA, preferred nominative	8,181,250	175,182
Boston Properties, Inc.	1,800,000	173,142
ING Groep NV, depository receipts	4,426,202	144,907
SunTrust Banks, Inc.	3,500,000	143,710
Arthur J. Gallagher & Co.[1]	5,403,700	137,416
AMB Property Corp.	2,650,000	129,744
Malayan Banking Bhd.	51,243,350	125,176
Crédit Agricole SA	5,000,000	107,310
CapitalSource Inc.	8,828,441	102,586
Fidelity National Financial, Inc.	7,610,250	101,673
DnB NOR ASA	7,500,000	96,956
Hospitality Properties Trust	4,500,000	95,850
BNP Paribas SA	910,000	90,489
American Capital, Ltd.	4,445,000	90,322
HCP, Inc.	2,442,300	88,094
Itaúsa — Investimentos Itaú SA, preferred nominative	11,058,500	72,875
Boardwalk REIT	1,884,000	72,152
iStar Financial, Inc.[1]	8,574,350	70,395
Allied Capital Corp.	4,859,520	66,818
Unibanco-União de Bancos Brasileiros SA, units (GDR)	484,000	63,709
Singapore Exchange Ltd.	12,300,000	61,338
Developers Diversified Realty Corp.	1,595,000	50,976
AMP Ltd.	6,500,000	40,082
HRPT Properties Trust	5,449,700	38,202
Brandywine Realty Trust	2,000,000	32,100
Wilmington Trust Corp.	1,300,000	30,641
XL Capital Ltd., Class A	1,175,000	21,021
Cousins Properties Inc.	666,525	14,644
		7,724,275

TELECOMMUNICATION SERVICES — 8.00%
AT&T Inc.	56,084,621	$1,727,967
Verizon Communications Inc.	43,974,000	1,496,875
Vodafone Group PLC	249,415,000	672,449
Koninklijke KPN NV	30,795,000	538,047
Telekomunikacja Polska SA	34,117,900	380,560
Telstra Corp. Ltd.	52,868,954	223,636
Chunghwa Telecom Co., Ltd. (ADR)[2]	5,023,500	126,542
Chunghwa Telecom Co., Ltd.[2]	35,064,162	88,948
Telecom Italia SpA	66,565,000	120,659
Telecom Italia SpA, nonvoting	56,438,000	76,379
Qwest Communications International Inc.	44,280,000	169,592
Bell Aliant Regional Communications Income Fund	5,510,100	142,904
Hutchison Telecommunications International Ltd.[2]	84,753,000	111,244
StarHub Ltd	45,306,250	92,428
Singapore Telecommunications Ltd.	30,000,000	78,532
SK Telecom Co., Ltd. (ADR)	2,775,000	59,163
Sprint Nextel Corp., Series 1	760,501	6,191
American Tower Corp., Class A2	42,271	1,771
Embarq Corp.	38,025	1,741
XO Holdings, Inc.[2]	9,158	4
		6,115,632

UTILITIES — 7.19%
E.ON AG	4,025,000	768,173
GDF Suez	10,841,565	681,652
Entergy Corp.	4,842,600	517,771
FirstEnergy Corp.	4,516,500	332,189
Enel SpA	35,518,000	329,105
Exelon Corp.	3,800,000	298,756
Southern Co.	8,405,000	297,453
RWE AG	2,250,000	269,887
DTE Energy Co.	6,500,000	266,370
Duke Energy Corp.	13,431,172	236,120
Public Service Enterprise Group Inc.	4,834,000	202,061
Consolidated Edison, Inc.	4,480,000	177,856
American Electric Power Co., Inc.	4,250,000	167,875
Ameren Corp.	3,240,994	133,172
Hongkong Electric Holdings Ltd.	17,686,000	102,922
NiSource Inc.	5,804,600	99,143
PPL Corp.	2,000,000	93,920
Progress Energy, Inc.	2,045,400	86,541
MDU Resources Group, Inc.	2,655,000	84,721
DUET Group	23,251,114	64,475
Equitable Resources, Inc.	1,202,048	62,807
Northeast Utilities	2,250,000	56,610
Dominion Resources, Inc.	1,000,000	44,180
CLP Holdings Ltd.	5,250,000	43,136
Ratchaburi Electricity Generating Holding PCL	31,800,000	37,507
Electricity Generating PCL	12,062,472	29,355
Glow Energy PCL	14,640,000	12,131
SUEZ SA	20	1
		5,495,889

CONSUMER STAPLES — 6.53%
Kraft Foods Inc., Class A	24,826,892	789,992
H.J. Heinz Co.	15,411,700	776,441
Philip Morris International Inc.	12,530,000	647,175
Coca-Cola Co.	7,840,000	403,760
Hershey Co.[1]	10,821,000	397,888
Unilever NV, depository receipts	6,380,000	$176,404
Unilever NV (New York registered)	5,051,750	139,984
Diageo PLC	17,950,000	313,207
General Mills, Inc.	4,521,800	291,159
ConAgra Foods, Inc.	9,962,600	215,989
Altria Group, Inc.	8,530,000	173,586
Kimberly-Clark Corp.	2,750,000	159,032
Anheuser-Busch Companies, Inc.	2,085,000	141,280
UST Inc.	2,000,000	105,220
SABMiller PLC	4,311,000	89,617
Goodman Fielder Ltd.[1]	67,000,000	82,504
Reynolds American Inc.	860,132	48,021
Coca-Cola Amatil Ltd.	5,822,118	42,250
		4,993,509

INDUSTRIALS — 6.44%
General Electric Co.	47,650,000	1,348,018
Waste Management, Inc.	19,150,500	680,609
Emerson Electric Co.	9,370,000	456,319
Schneider Electric SA	3,775,409	420,260
Deutsche Post AG	13,521,400	318,013
Vallourec SA	837,500	250,832
Atlas Copco AB, Class A	15,850,000	247,509
Sandvik AB	16,080,000	211,908
Cooper Industries, Ltd., Class A	4,500,000	189,765
Masco Corp.	11,253,200	185,565
Hubbell Inc., Class B	3,272,100	137,952
Macquarie Korea Infrastructure Fund[1]	21,023,070	128,798
PACCAR Inc	2,708,550	113,922
R.R. Donnelley & Sons Co.	2,845,400	75,972
Avery Dennison Corp.	1,498,182	65,935
SembCorp Industries Ltd	16,689,500	55,160
Singapore Technologies Engineering Ltd.	15,281,000	31,063
Northwest Airlines Corp.[2]	677,690	6,208
Delta Air Lines, Inc.[2]	652,168	4,917
UAL Corp.[2]	59,995	498
		4,929,223

ENERGY — 5.32%
Chevron Corp.	17,030,000	1,440,057
Diamond Offshore Drilling, Inc.	5,015,000	598,289
TOTAL SA (ADR)	3,640,000	278,460
TOTAL SA	3,390,000	261,013
Spectra Energy Corp	19,311,414	524,691
Marathon Oil Corp.	5,790,000	286,431
Royal Dutch Shell PLC, Class A (ADR)	2,500,000	176,975
Royal Dutch Shell PLC, Class B	2,797,147	98,778
Penn West Energy Trust	6,555,000	196,375
Occidental Petroleum Corp.	2,000,000	157,660
Banpu PCL	2,405,900	29,885
Centennial Coal Co. Ltd.	5,045,082	24,566
		4,073,180

MATERIALS — 3.89%
E.I. du Pont de Nemours and Co.	15,200,000	665,912
Weyerhaeuser Co.[1]	10,728,000	573,519
Dow Chemical Co.	13,125,000	437,194
MeadWestvaco Corp.[1]	11,500,696	308,334
Rohm and Haas Co.	3,150,000	236,250
Vulcan Materials Co.	2,790,000	$179,090
International Paper Co.	5,500,000	152,460
PPG Industries, Inc.	1,885,000	114,306
RPM International, Inc.	5,385,000	110,392
Alcoa Inc.	3,036,400	102,478
UPM-Kymmene Oyj	4,100,000	65,245
Freeport-McMoRan Copper & Gold Inc.	300,000	29,025
		2,974,205

CONSUMER DISCRETIONARY — 3.88%
McDonald’s Corp.	13,600,300	813,162
Vivendi SA	11,030,000	463,651
Esprit Holdings Ltd.	40,949,000	440,117
Carnival Corp., units	9,461,997	349,526
VF Corp.	2,040,000	146,023
Leggett & Platt, Inc.	6,500,000	126,750
CBS Corp., Class B	7,000,000	114,520
Regal Entertainment Group, Class A	5,660,000	94,239
DSG International PLC	83,830,000	74,757
Polaris Industries Inc.[1]	1,707,000	73,059
H & M Hennes & Mauritz AB, Class B	1,200,000	64,446
Kesa Electricals PLC	17,900,000	53,386
Stockmann Oyj, Class B	1,576,000	48,685
Gannett Co., Inc.	2,500,000	45,300
Macquarie Media Group	6,055,676	20,207
Marks and Spencer Group PLC	3,195,000	16,367
Time Warner Cable Inc., Class A2	398,337	11,325
Ford Motor Co.[2]	2,169,728	10,415
Adelphia Recovery Trust, Series ACC-1[2]	19,531,478	514
		2,966,449

HEALTH CARE — 3.85%
Merck & Co., Inc.	28,675,000	943,407
Bristol-Myers Squibb Co.	30,025,500	634,139
Eli Lilly and Co.	11,100,000	522,921
Pfizer Inc	20,500,000	382,735
Wyeth	6,500,000	263,380
Abbott Laboratories	3,500,000	197,190
Clarent Hospital Corp.[1,2,3]	484,684	24
		2,943,796

INFORMATION TECHNOLOGY — 1.36%
Microchip Technology Inc.[1]	14,128,000	451,107
Maxim Integrated Products, Inc.	15,190,000	298,332
Microsoft Corp.	4,000,000	102,880
Lite-On Technology Corp.	107,917,127	96,009
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	5,527,729	52,513
Taiwan Semiconductor Manufacturing Co. Ltd.	16,080,668	29,505
Quanta Computer Inc.	4,547,450	6,495
ZiLOG, Inc.[2]	455,000	1,811
Micron Technology, Inc.[2,4]	339,328	1,639
		1,040,291

MISCELLANEOUS — 3.87%
Other common stocks in initial period of acquisition		2,963,258

Total common stocks (cost: $44,396,026,000)		46,219,707

		Market value
Preferred stocks — 1.21%	Shares	(000)

FINANCIALS — 1.04%
Bank of America Corp., Series K, 8.00% noncumulative[5]	102,750,000	$94,939
Barclays Bank PLC 7.434%[4,5]	82,880,000	71,459
Vornado Realty Trust, Series I, 6.625%	3,380,000	67,769
Washington Mutual Preferred Funding Trust IV 9.75%[3,4,5]	80,700,000	41,157
Washington Mutual Preferred Funding Trust I, Series A-1, 6.534%[4,5]	61,100,000	18,370
Fannie Mae, Series O, 7.00%[4,5]	1,818,075	54,997
MUFG Capital Finance 1 Ltd. 6.346% noncumulative[5]	46,240,000	39,699
HSBC Capital Funding LP, Series 1, 9.547% noncumulative step-up4,5	25,000,000	26,030
HSBC Capital Funding LP, Series 2, 10.176% noncumulative step-up4,5	10,000,000	11,900
BNP Paribas 7.195%[4,5]	28,500,000	24,567
BNP Paribas Capital Trust 9.003% noncumulative trust[4,5]	8,000,000	8,158
Standard Chartered PLC 6.409%[4,5]	25,500,000	20,396
Standard Chartered PLC 7.014% noncumulative redeemable preference shares[4,5]	11,000,000	9,267
Shinsei Finance II (Cayman) Ltd. 7.16% noncumulative[4,5]	45,950,000	29,365
Santander Finance Preferred S.A., Unipersonal, 6.50%	1,524,000	29,337
Public Storage, Inc., Series F, 6.45%	1,000,000	19,180
Public Storage, Inc., Series V, 7.50% cumulative depositary shares	400,000	9,400
Chuo Mitsui Trust and Banking Co., Ltd. 5.506%[4,5]	31,710,000	26,011
PNC Preferred Funding Trust I 6.517%[4,5]	35,400,000	24,206
Freddie Mac, Series W, 5.66%	1,912,800	22,786
SMFG Preferred Capital USD 1 Ltd. 6.078%[4,5]	26,770,000	21,963
AXA SA, Series B, 6.379%[4,5]	24,250,000	19,680
Mizuho Capital Investment (USD) 1 Ltd. 6.686% noncumulative[4,5]	18,758,000	15,816
QBE Capital Funding II LP 6.797%[4,5]	18,715,000	15,436
ILFC E-Capital Trust II 6.25%[4,5]	18,790,000	15,422
National Bank of Canada, Series A, 8.35% exchangeable depositary shares	520,000	13,598
Société Générale 5.922%[4,5]	15,935,000	13,316
Lloyds TSB Group PLC 6.267%[4,5]	12,400,000	9,772
XL Capital Ltd., Series E, 6.50%[5]	12,750,000	8,300
DBS Capital Funding Corp., Series A, 7.657% noncumulative guaranteed preference shares[4,5]	6,500,000	6,568
iStar Financial, Inc., Series F, 7.80% cumulative redeemable[1]	400,000	4,760
CBG Florida REIT Corp., Series A, Class A, 7.114%[4,5]	9,000,000	2,570
IndyMac Bancorp, Inc., Series A, 8.50% noncumulative[4]	2,948,000	214
		796,408

MISCELLANEOUS — 0.17%
Other preferred stocks in initial period of acquisition		126,350

Total preferred stocks (cost: $1,310,343,000)		922,758

Warrants — 0.00%

TELECOMMUNICATION SERVICES — 0.00%
XO Holdings, Inc., Series A, warrants, expire 2010[2,3]	18,316	1
XO Holdings, Inc., Series B, warrants, expire 2010[2]	13,738	—
XO Holdings, Inc., Series C, warrants, expire 2010[2]	13,738	—
GT Group Telecom Inc., warrants, expire 2010[2,3,4]	15,000	—

Total warrants (cost: $779,000)		1

	Shares or	Market value
Convertible securities — 2.28%	principal amount	(000)

HEALTH CARE — 0.60%
Schering-Plough Corp., 6.00% convertible preferred 2010	982,100	$192,639
Mylan Inc. 6.50% convertible preferred 2010	140,000	125,174
Medtronic, Inc. 1.625% convertible notes 2013	$45,500,000	49,254
Medtronic, Inc. 1.50% convertible notes 2011	$69,900,000	75,317
Incyte Corp. 3.50% convertible notes 2011[4]	$15,000,000	14,850
		457,234

FINANCIALS — 0.54%
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares[3,6]	3,570,000	173,730
Metropolitan Life Insurance Co., Class B, 6.375% convertible preferred 2008	4,000,000 units	100,720
Fannie Mae, Series 2004-1, 5.375% convertible preferred	1,979	83,118
Wachovia Corp., Class A, Series L, 7.50% noncumulative convertible preferred	50,000	43,773
XL Capital Ltd. 7.00% convertible preferred 2009	1,320,000 units	10,085
		411,426

MATERIALS — 0.31%
Cia. Vale do Rio Doce, Class A, 5.50% convertible preferred 2010	800,000	47,200
Cia. Vale do Rio Doce, Series 1, 5.50% convertible preferred 2010	2,590,000	148,744
Freeport-McMoRan Copper & Gold Inc. 6.75% convertible preferred 2010	290,000	40,666
		236,610

UTILITIES — 0.18%
PG&E Corp. 9.50% convertible notes 2010	$28,000,000	74,935
NRG Energy, Inc. 5.75% convertible preferred 2009	200,000	62,350
		137,285

ENERGY — 0.14%
El Paso Corp. 4.99% convertible preferred[4]	75,000	108,956

INFORMATION TECHNOLOGY — 0.11%
Advanced Micro Devices, Inc. 6.00% convertible notes 2015	$92,245,000	48,659
Advanced Micro Devices, Inc. 5.75% convertible notes 2012	$63,525,000	40,021
		88,680

CONSUMER STAPLES — 0.10%
Bunge Ltd. 4.875% convertible preferred	247,700	30,067
Bunge Ltd. 5.125% convertible preferred 2010	50,000	45,805
		75,872

INDUSTRIALS — 0.05%
UAL Corp. 4.50% convertible notes 2021[4]	$72,600,000	36,653

CONSUMER DISCRETIONARY — 0.05%
Ford Motor Co. 4.25% convertible notes 2036	$26,316,700	18,422
Amazon.com, Inc. 4.75% convertible debentures 2009	$16,415,000	17,872
		36,294

MISCELLANEOUS — 0.20%
Other convertible securities in initial period of acquisition		151,950

Total convertible securities (cost: $1,949,147,000)		1,740,960

	Principal amount	Market value
Bonds & notes — 27.04%	(000)	(000)

FINANCIALS — 4.88%
General Motors Acceptance Corp. 3.951% 2008[5]	$3,700	$3,663
Residential Capital Corp. 8.125% 2008	2,550	2,346
GMAC LLC 3.926% 2009[5]	1,300	1,151
General Motors Acceptance Corp. 7.75% 2010	5,000	4,041
Residential Capital Corp. 8.375% 2010[5]	71,615	22,559
Residential Capital Corp. 8.50% 2010[4]	5,726	4,080
General Motors Acceptance Corp. 6.875% 2011	92,370	61,030
General Motors Acceptance Corp. 7.25% 2011	99,015	67,952
General Motors Acceptance Corp. 6.875% 2012	15,270	9,591
General Motors Acceptance Corp. 7.00% 2012	51,780	32,782
General Motors Acceptance Corp. 4.882% 2014[5]	17,000	9,193
Ford Motor Credit Co. 5.625% 2008	5,615	5,548
Ford Motor Credit Co. 5.80% 2009	4,000	3,881
Ford Motor Credit Co. 7.375% 2009	1,200	1,093
Ford Motor Credit Co. 7.875% 2010	7,000	5,964
Ford Motor Credit Co. 9.75% 2010[5]	81,750	70,613
Ford Motor Credit Co. 7.25% 2011	4,450	3,366
Ford Motor Credit Co. 7.375% 2011	1,800	1,452
Ford Motor Credit Co. 9.875% 2011	7,500	6,119
Ford Motor Credit Co. 5.538% 2012[5]	97,905	71,035
Ford Motor Credit Co. 7.80% 2012	3,500	2,631
Ford Motor Credit Co. 8.00% 2016	12,375	8,758
Sumitomo Mitsui Banking Corp. 5.625% (undated)[4,5]	23,125	20,800
SMFG Preferred Capital USD 2 Ltd. 8.75% noncumulative preferred (undated)	7,600	7,821
SMFG Preferred Capital USD 3 Ltd. 9.50% (undated)[4,5]	151,370	151,635
Countrywide Home Loans, Inc., Series M, 4.125% 2009	13,187	12,821
Countrywide Home Loans, Inc., Series K, 5.625% 2009	17,833	17,494
Countrywide Financial Corp., Series A, 4.50% 2010	2,695	2,535
Countrywide Home Loans, Inc., Series L, 4.00% 2011	2,803	2,608
Countrywide Financial Corp., Series B, 3.21% 2012[5]	11,250	10,406
Countrywide Financial Corp., Series B, 5.80% 2012	40,943	38,448
Bank of America Corp. 4.90% 2013	4,000	3,878
Bank of America Corp. 5.30% 2017	1,815	1,662
MBNA Global Capital Funding, Series B, 3.673% 2027[5]	35,000	28,032
Countrywide Financial Corp., Series A, 0% 2037[4,5]	39,000	37,903
Merrill Lynch & Co., Inc., Series C, 5.45% 2013	23,000	21,356
Merrill Lynch & Co., Inc. 6.875% 2018	122,000	114,401
Liberty Mutual Group Inc. 6.50% 2035[4]	21,275	16,657
Liberty Mutual Group Inc. 7.50% 2036[4]	5,655	4,750
Liberty Mutual Group Inc., Series A, 7.80% 2087[4]	12,030	8,949
Liberty Mutual Group Inc., Series C, 10.75% 2088[4,5]	108,470	100,000
Citigroup Inc. 5.125% 2011	12,500	12,423
Citigroup Inc. 6.125% 2017	8,000	7,681
Citigroup Inc., Series E, 8.40% (undated)[5]	38,450	32,970
Citigroup Capital XXI 8.30% 2077[5]	63,050	57,718
Westfield Group 5.40% 2012[4]	5,000	4,726
Westfield Capital Corp. Ltd., WT Finance (Australia) Pty Ltd. and WEA Finance LLC 5.125% 2014[4]	22,500	20,546
Westfield Group 5.70% 2016[4]	46,105	41,479
Westfield Group 7.125% 2018[4]	33,500	32,293
Realogy Corp., Term Loan, Letter of Credit, 5.313% 2013[5,7,8]	6,321	5,147
Realogy Corp., Term Loan B, 5.459% 2013[5,7,8]	18,751	15,269
Realogy Corp. 10.50% 2014	91,945	60,224
Realogy Corp. 11.00% 2014[9]	18,000	9,855
Realogy Corp. 12.375% 2015	11,125	5,340
JPMorgan Chase & Co. 4.891% 2015[5]	10,000	9,981
JPMorgan Chase Bank NA 6.00% 2017	6,500	6,323
Bear Stearns Companies Inc. 7.25% 2018	16,000	16,661
JPMorgan Chase Capital XXV, Series Y, 6.80% 2037	13,615	11,537
JPMorgan Chase & Co., Series I, 7.90% (undated)[5]	48,985	45,445
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[5]	3,100	2,511
Simon Property Group, LP 4.875% 2010	5,000	4,969
Simon Property Group, LP 5.375% 2011	32,700	32,323
Simon Property Group, LP 6.35% 2012	5,000	5,006
Simon Property Group, LP 5.30% 2013	6,000	5,718
Simon Property Group, LP 5.75% 2015	2,500	2,440
Simon Property Group, LP 5.25% 2016	25,040	22,156
Simon Property Group, LP 6.10% 2016	4,250	4,104
Simon Property Group, LP 5.875% 2017	5,825	5,597
Simon Property Group, LP 6.125% 2018	6,375	5,916
Lehman Brothers Holdings Inc., Series I, 3.018% 2012[5]	2,195	1,890
Lehman Brothers Holdings Inc., Series G, 4.80% 2014	9,895	8,781
Lehman Brothers Holdings Inc., Series I, 6.20% 2014	3,000	2,764
Lehman Brothers Holdings Inc., Series I, 6.875% 2018	61,028	57,391
Lehman Brothers Holdings Inc., Series I, 7.00% 2027	9,891	8,764
Lehman Brothers Holdings Inc. 6.875% 2037	3,330	2,767
Lehman Brothers Holdings E-Capital Trust I 3.499% 2065[5]	3,085	2,176
International Lease Finance Corp. 5.00% 2012	5,000	4,239
International Lease Finance Corp., Series R, 5.40% 2012	10,000	8,806
International Lease Finance Corp., Series R, 6.625% 2013	3,500	3,137
American General Finance Corp., Series I, 5.40% 2015	17,250	13,466
American General Finance Corp., Series J, 6.50% 2017	8,000	6,302
American General Finance Corp., Series J, 6.90% 2017	12,500	10,043
American International Group, Inc. 8.175% 2058[4,5]	16,000	14,372
ILFC E-Capital Trust I 5.90% 2065[4,5]	25,300	18,898
American International Group, Inc., Series A-1, 6.25% 2087[5]	4,775	3,635
Rouse Co. 3.625% 2009	32,561	31,478
Rouse Co. 7.20% 2012	36,789	32,088
Rouse Co. 5.375% 2013	2,770	2,144
Rouse Co. 6.75% 2013[4]	13,400	11,335
Washington Mutual, Inc. 5.55% 2010	3,000	2,401
Washington Mutual Bank, FA, Series 11, 6.875% 2011	750	544
Washington Mutual, Inc. 5.00% 2012	7,000	4,904
Washington Mutual Bank 3.115% 2013[5]	10,000	6,509
Washington Mutual Bank, FA 5.50% 2013	1,585	1,095
Washington Mutual, Inc. 5.95% 2013	5,000	3,453
Washington Mutual Bank, FA 5.65% 2014	16,168	10,845
Washington Mutual Bank, FA, Series 16, 5.125% 2015	39,488	25,699
Washington Mutual, Inc. 6.75% 2036	2,589	1,583
Washington Mutual Preferred Funding II Ltd. 6.665% (undated)[4,5]	18,100	5,889
Washington Mutual Preferred Funding Trust III 6.895% (undated)[3,4,5]	36,200	11,946
CIT Group Inc. 2.787% 2009[5]	1,259	1,161
CIT Group Inc. 4.125% 2009	1,600	1,421
CIT Group Inc. 6.875% 2009	15,000	13,837
CIT Group Inc. 4.25% 2010	9,294	7,993
CIT Group Inc. 4.75% 2010	4,733	3,863
CIT Group Inc. 3.075% 2011[5]	2,500	1,902
CIT Group Inc. 5.60% 2011	100	81
CIT Group Inc. 5.40% 2012	50	39
CIT Group Inc. 7.625% 2012	17,560	14,926
CIT Group Inc. 7.75% 2012	865	726
CIT Group Inc. 5.40% 2013	9,842	7,426
CIT Group Inc. 5.00% 2014	6,065	4,433
CIT Group Inc. 5.125% 2014	235	171
CIT Group Inc. 5.85% 2016	685	489
CIT Group Inc. 5.65% 2017	2,715	1,942
CIT Group Inc. 5.80% 2036	12,000	8,274
CIT Group Inc. 6.10% 2067[5]	13,890	5,512
iStar Financial, Inc. 3.027% 2010[1,5]	3,248	2,551
iStar Financial, Inc. 5.375% 2010[1]	14,010	11,212
iStar Financial, Inc. 6.00% 2010[1]	6,950	5,458
iStar Financial, Inc., Series B, 5.125% 2011[1]	15,000	11,482
iStar Financial, Inc. 5.65% 2011[1]	3,418	2,548
iStar Financial, Inc. 5.50% 2012[1]	3,700	2,685
iStar Financial, Inc., Series B, 5.95% 2013[1]	808	572
iStar Financial, Inc. 6.50% 2013[1]	5,133	3,597
iStar Financial, Inc. 8.625% 2013[1]	35,675	27,684
iStar Financial, Inc., Series B, 5.70% 2014[1]	2,918	2,072
iStar Financial, Inc. 6.05% 2015[1]	4,152	2,868
HSBK (Europe) BV 7.75% 2013	10,275	9,445
HSBK (Europe) BV 7.75% 2013[4]	2,165	1,990
HSBK (Europe) BV 7.25% 2017[4]	65,640	55,157
HSBK (Europe) BV 7.25% 2017	3,125	2,626
Independence Community Bank Corp. 4.90% 2010	5,000	4,403
Sovereign Bancorp, Inc. 4.375% 2013[5]	5,710	4,390
Sovereign Bancorp, Inc. 5.125% 2013	19,395	15,706
Independence Community Bank 3.75% 2014[5]	10,990	7,980
Sovereign Bancorp, Inc. 8.75% 2018	38,550	33,484
TuranAlem Finance BV 8.00% 2014	6,005	4,774
TuranAlem Finance BV 8.50% 2015	22,485	17,763
TuranAlem Finance BV 8.50% 2015[4]	10,000	7,900
TuranAlem Finance BV 8.25% 2037[4]	35,000	27,169
TuranAlem Finance BV, Series 8, 8.25% 2037	5,385	4,180
UniCredito Italiano SpA 5.584% 2017[4,5]	32,750	31,144
UniCredito Italiano SpA 6.00% 2017[4]	25,300	23,751
HVB Funding Trust I 8.741% 2031[4]	3,265	2,863
HBOS PLC 6.75% 2018[4]	36,725	33,167
HBOS PLC 5.375% (undated)[4,5]	24,110	20,416
HBOS PLC 6.657% (undated)[4,5]	5,950	3,784
Capmark Financial Group Inc. 3.366% 2010[5]	37,255	26,471
Capmark Financial Group Inc. 5.875% 2012	22,625	14,430
Capmark Financial Group Inc. 6.30% 2017	21,435	12,605
HSBC Finance Corp. 4.625% 2010	14,000	13,908
HSBC Holdings PLC 6.50% 2037	39,350	35,634
Midland Bank 3.438% Eurodollar note (undated)[5]	5,000	3,303
E*TRADE Financial Corp. 8.00% 2011	26,350	23,320
E*TRADE Financial Corp. 7.375% 2013	8,100	6,885
E*TRADE Financial Corp. 7.875% 2015	24,700	20,872
Metropolitan Life Global Funding I, 5.125% 2013[4]	10,000	9,870
MetLife Capital Trust IV 7.875% 2067[4,5]	21,500	19,878
MetLife Capital Trust X 9.25% 2068[4,5]	19,000	19,324
Standard Chartered Bank 6.40% 2017[4]	40,550	37,998
Standard Chartered Bank 3.25% Eurodollar note (undated)[5]	15,000	9,450
SLM Corp., Series A, 4.00% 2010	1,155	1,080
SLM Corp., Series A, 4.50% 2010	1,845	1,700
SLM Corp., Series A, 5.40% 2011	15,000	13,478
SLM Corp., Series A, 3.10% 2014[5]	10,000	8,068
SLM Corp., Series A, 5.00% 2015	12,000	9,778
SLM Corp., Series A, 8.45% 2018	12,500	11,817
Royal Bank of Scotland Group PLC 6.99% (undated)[4,5]	53,575	44,871
UnumProvident Corp. 5.859% 2009	11,500	11,612
UnumProvident Finance Co. PLC 6.85% 2015[4]	33,500	33,070
Kimco Realty Corp. 6.00% 2012	3,250	3,179
Kimco Realty Corp., Series C, 5.783% 2016	20,000	18,563
Kimco Realty Corp. 5.70% 2017	21,985	20,211
Hartford Financial Services Group, Inc. 6.30% 2018	9,250	9,187
Glen Meadow Pass-Through Trust 6.505% 2067[4,5]	38,500	32,745
Santander Issuances, SA Unipersonal 3.163% 2016[4,5]	15,200	14,189
Santander Issuances, SA Unipersonal 5.805% 2016[4,5]	15,700	15,218
Santander Perpetual, SA Unipersonal 6.671% (undated)[4,5]	12,900	12,233
Wachovia Bank NA 5.85% 2037	2,545	1,793
Wachovia Bank NA 6.60% 2038	47,863	37,724
Charles Schwab Corp., Series A, 6.375% 2017	16,200	16,116
Schwab Capital Trust I 7.50% 2037[5]	24,900	22,115
Hospitality Properties Trust 6.75% 2013	18,365	17,101
Hospitality Properties Trust 5.125% 2015	2,160	1,745
Hospitality Properties Trust 6.30% 2016	2,368	1,934
Hospitality Properties Trust 5.625% 2017	1,485	1,138
Hospitality Properties Trust 6.70% 2018	16,175	13,262
ZFS Finance (USA) Trust I 6.15% 2065[4,5]	6,000	5,486
ZFS Finance (USA) Trust II 6.45% 2065[4,5]	12,500	10,917
ZFS Finance (USA) Trust V 6.50% 2067[4,5]	20,360	17,475
Fifth Third Capital Trust IV 6.50% 2067[5]	59,500	32,930
Zions Bancorporation 5.65% 2014	19,000	14,607
Zions Bancorporation 5.50% 2015	25,335	16,497
Lazard Group LLC 7.125% 2015	28,540	25,969
Lazard Group LLC 6.85% 2017	5,712	4,986
Prudential Holdings, LLC, Series C, 8.695% 2023[4,7]	22,250	25,458
Prudential Financial, Inc. 8.875% 2068[5]	5,000	4,858
Northern Rock PLC 5.60% (undated)[3,4,5]	16,380	9,582
Northern Rock PLC 6.594% (undated)[3,4,5]	33,985	19,881
Korea Development Bank 5.30% 2013	29,500	29,214
Lincoln National Corp. 5.65% 2012	12,000	11,930
Lincoln National Corp. 7.00% 2066[5]	17,525	15,406
Kazkommerts International BV 8.50% 2013[4]	2,500	2,125
Kazkommerts International BV 7.875% 2014[4]	10,000	8,000
Kazkommerts International BV 8.00% 2015	14,500	11,165
Kazkommerts International BV, Series 4, 7.50% 2016	7,500	5,462
Woori Bank 6.208% 2067[4,5]	33,200	26,402
Capital One Financial Corp. 6.25% 2013	20,000	18,728
Capital One Capital III 7.686% 2036[5]	10,000	7,592
Resona Bank, Ltd. 5.85% (undated)[4,5]	31,500	25,837
ProLogis 5.625% 2015	2,605	2,439
ProLogis 6.625% 2018	25,000	23,263
Host Marriott, LP, Series M, 7.00% 2012	17,650	16,679
Host Marriott, LP, Series K, 7.125% 2013	7,000	6,475
Host Hotels & Resorts, LP, Series S, 6.875% 2014	1,675	1,499
Catlin Insurance Ltd. 7.249% (undated)[4,5]	40,090	23,922
CNA Financial Corp. 6.60% 2008	7,130	7,174
CNA Financial Corp. 5.85% 2014	5,625	5,367
CNA Financial Corp. 7.25% 2023	11,625	10,724
Development Bank of Singapore Ltd. 7.875% 2010[4]	10,000	10,583
Development Bank of Singapore Ltd. 7.125% 2011[4]	5,000	5,284
DBS Bank Ltd. 3.401% 2021[4,5]	7,250	6,454
Banco Bilbao Vizcaya Argentaria, SA, 5.919% (undated)[5]	23,825	18,196
Monumental Global Funding 5.50% 2013[4]	10,000	10,041
Monumental Global Funding III 2.991% 2014[4,5]	8,000	7,138
New York Life Global Funding 4.65% 2013[4]	17,000	16,867
American Express Co. 6.15% 2017	12,610	11,972
American Express Co. 8.15% 2038	4,500	4,662
Allstate Corp., Series B, 6.125% 2067[5]	8,020	7,221
Allstate Corp., Series A, 6.50% 2067[5]	9,775	8,442
Goldman Sachs Group, Inc. 5.95% 2018	4,900	4,663
Goldman Sachs Group, Inc. 6.15% 2018	11,100	10,712
Mangrove Bay Pass Through Trust 6.102% 2033[3,4,5]	25,980	14,439
Twin Reefs Asset Trust (XLFA), Series B, 3.459% 2079[4,5]	7,200	729
Wells Fargo & Co. 4.375% 2013	8,500	8,095
Wells Fargo Bank, National Assn. 4.75% 2015	7,500	6,968
Developers Diversified Realty Corp. 4.625% 2010	8,695	8,377
Developers Diversified Realty Corp. 5.375% 2012	2,000	1,842
Developers Diversified Realty Corp. 5.50% 2015	5,000	4,390
North Front Pass Through Trust 5.81% 2024[4,5]	10,000	9,301
Nationwide Mutual Insurance Co. 7.875% 2033[4]	5,000	4,785
Genworth Financial, Inc. 6.15% 2066[5]	17,665	13,307
National City Preferred Capital Trust I 12.00% (undated)[3,5]	20,000	13,000
AXA SA 6.463% (undated)[4,5]	15,000	12,074
ORIX Corp. 5.48% 2011	12,000	11,615
Banco Mercantil del Norte, SA 6.135% 2016[4]	2,000	1,965
Banco Mercantil del Norte, SA 6.862% 2021[4,5]	10,250	9,620
Downey Financial Corp. 6.50% 2014	18,060	11,398
Skandinaviska Enskilda Banken AB 7.50% (undated)[4,5]	10,405	10,414
Protective Life Insurance Co., Series 2005-C, 4.85% 2010	10,000	10,034
Principal Life Insurance Co. 5.30% 2013	10,000	9,994
United Overseas Bank Ltd. 5.375% 2019[4,5]	10,000	9,491
Chubb Corp. 6.375% 2067[5]	10,250	9,366
Credit Agricole SA 6.637% (undated)[4,5]	9,233	7,483
Nationwide Financial Services, Inc. 6.75% 2067[5]	9,780	7,084
Société Générale 5.75% 2016[4]	7,400	7,000
Plum Creek Timberlands, LP 5.875% 2015	7,145	6,563
Bank of Nova Scotia 3.188% 2085[3,5]	10,000	6,100
Canadian Imperial Bank of Commerce 3.188% Eurodollar note 2085[3,5]	10,000	6,000
Barclays Bank PLC 7.70% (undated)[4,5]	6,000	5,816
Assurant, Inc. 5.625% 2014	5,740	5,361
Silicon Valley Bank 5.70% 2012	5,000	4,613
ERP Operating LP 6.584% 2015	2,705	2,637
ERP Operating LP 5.75% 2017	1,660	1,496
Brandywine Operating Partnership, LP 5.75% 2012	4,190	3,932
SunTrust Banks, Inc. 7.25% 2018	4,000	3,877
KeyBank NA 5.50% 2012	4,000	3,619
PNC Funding Corp., Series II, 6.113% (undated)[4,5]	3,800	2,555
United Dominion Realty Trust, Inc. 5.00% 2012	2,500	2,400
Ambac Financial Group, Inc. 6.15% 2087[5]	10,385	2,368
Shinhan Bank 5.663% 2035[5]	2,075	1,677
Shinhan Bank 6.819% 2036[5]	400	333
LaBranche & Co Inc. 11.00% 2012	1,750	1,796
BOI Capital Funding (No. 2) LP 5.571% (undated)[4,5]	2,500	1,677
		3,729,473

MORTGAGE-BACKED OBLIGATIONS[7] — 4.39%
Fannie Mae, Series 2000-T5, Class B, 7.30% 2010	36,750	38,830
Fannie Mae 9.00% 2010	39	39
Fannie Mae 4.89% 2012	10,000	10,004
Fannie Mae 4.00% 2015	4,976	4,944
Fannie Mae 7.00% 2016	163	170
Fannie Mae 5.00% 2018	13,490	13,462
Fannie Mae 5.50% 2018	11,406	11,600
Fannie Mae 10.00% 2018	211	237
Fannie Mae 5.50% 2020	30,651	31,026
Fannie Mae 6.00% 2021	1,325	1,356
Fannie Mae, Series 2003-48, Class TJ, 4.50% 2022	21,914	21,644
Fannie Mae 9.50% 2022	225	249
Fannie Mae 7.50% 2023	7	7
Fannie Mae 10.00% 2025	147	165
Fannie Mae, Series 2001-4, Class GA, 10.191% 2025[5]	815	907
Fannie Mae, Series 2001-4, Class NA, 11.878% 2025[5]	66	72
Fannie Mae 6.00% 2026	18,308	18,548
Fannie Mae 6.50% 2026	5,730	5,895
Fannie Mae 6.50% 2026	889	915
Fannie Mae 7.00% 2026	2,371	2,484
Fannie Mae 6.50% 2027	1,411	1,452
Fannie Mae 6.50% 2027	1,404	1,445
Fannie Mae 6.50% 2027	1,217	1,252
Fannie Mae 6.50% 2027	1,053	1,083
Fannie Mae 6.00% 2028	27,538	27,830
Fannie Mae 7.00% 2028	7,102	7,438
Fannie Mae 7.00% 2028	1,271	1,331
Fannie Mae, Series 2002-W3, Class A-5, 7.50% 2028	685	730
Fannie Mae 7.50% 2031	293	314
Fannie Mae, Series 2001-20, Class E, 9.62% 2031[5]	664	733
Fannie Mae 5.50% 2033	4,235	4,171
Fannie Mae 4.55% 2035[5]	5,190	5,217
Fannie Mae 5.50% 2035	15,468	15,205
Fannie Mae 5.50% 2035	7,007	6,888
Fannie Mae 6.50% 2035	447	463
Fannie Mae 7.00% 2035	7,361	7,712
Fannie Mae, Series 2006-43, Class PX, 6.00% 2036	8,072	8,111
Fannie Mae 6.50% 2036	16,901	17,277
Fannie Mae 6.50% 2036	13,501	13,890
Fannie Mae 5.50% 2037	98,187	96,243
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037	24,114	23,881
Fannie Mae 5.50% 2037	18,149	17,790
Fannie Mae 5.615% 2037[5]	15,568	15,877
Fannie Mae 6.00% 2037	27,867	28,041
Fannie Mae 6.00% 2037	24,747	24,908
Fannie Mae 6.00% 2037[3]	20,414	20,256
Fannie Mae, Series 2007-24, Class P, 6.00% 2037	18,305	18,462
Fannie Mae 6.00% 2037	16,754	16,858
Fannie Mae 6.00% 2037	10,514	10,579
Fannie Mae 6.00% 2037	2,318	2,318
Fannie Mae 6.50% 2037	56,665	57,924
Fannie Mae 6.50% 2037	17,963	18,553
Fannie Mae 6.50% 2037	13,703	14,007
Fannie Mae 6.50% 2037[3]	13,385	13,589
Fannie Mae 6.50% 2037	7,320	7,483
Fannie Mae 6.50% 2037	6,421	6,632
Fannie Mae 6.50% 2037	4,069	4,202
Fannie Mae 6.792% 2037[5]	1,641	1,695
Fannie Mae 7.00% 2037	37,785	39,256
Fannie Mae 7.00% 2037	32,832	34,378
Fannie Mae 7.00% 2037	14,571	15,257
Fannie Mae 7.00% 2037	14,086	14,635
Fannie Mae 7.00% 2037	11,593	12,045
Fannie Mae 7.00% 2037	10,864	11,287
Fannie Mae 7.00% 2037	9,029	9,454
Fannie Mae 7.00% 2037	8,636	8,972
Fannie Mae 7.00% 2037[3]	4,701	4,838
Fannie Mae 7.00% 2037[3]	3,769	3,879
Fannie Mae 7.00% 2037	1,868	1,941
Fannie Mae 7.00% 2037	1,275	1,335
Fannie Mae 7.50% 2037	24,100	25,273
Fannie Mae 7.50% 2037	4,845	5,081
Fannie Mae 7.50% 2037	3,404	3,569
Fannie Mae 7.50% 2037	1,601	1,679
Fannie Mae 7.50% 2037[3]	1,466	1,524
Fannie Mae 7.50% 2037[3]	747	777
Fannie Mae 8.00% 2037	2,035	2,130
Fannie Mae 8.00% 2037	1,414	1,479
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041	1,412	1,485
Fannie Mae, Series 2001-T10, Class A-1, 7.00% 2041	964	1,011
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042	1,528	1,610
Fannie Mae 6.50% 2047	6,619	6,758
Fannie Mae 6.50% 2047	5,873	5,997
Fannie Mae 6.50% 2047	5,510	5,626
Fannie Mae 6.50% 2047	5,053	5,159
Fannie Mae 6.50% 2047	3,797	3,877
Fannie Mae 6.50% 2047	2,487	2,539
Fannie Mae 6.50% 2047	1,415	1,445
Fannie Mae 6.50% 2047	1,040	1,062
Fannie Mae 7.00% 2047	6,305	6,563
Fannie Mae 7.00% 2047	3,718	3,870
Fannie Mae 7.00% 2047	3,503	3,646
Fannie Mae 7.00% 2047	2,695	2,805
Fannie Mae 7.00% 2047	1,581	1,645
Freddie Mac 8.50% 2009	13	13
Freddie Mac 8.50% 2010	26	27
Freddie Mac 5.00% 2018	8,297	8,269
Freddie Mac 5.50% 2018	4,120	4,196
Freddie Mac 11.00% 2018	168	188
Freddie Mac, Series 2890, Class KT, 4.50% 2019	25,425	23,220
Freddie Mac 5.50% 2019	11,133	11,273
Freddie Mac, Series 178, Class Z, 9.25% 2021	75	78
Freddie Mac, Series 2289, Class NB, 11.421% 2022[5]	163	184
Freddie Mac 5.00% 2023	30,839	30,289
Freddie Mac 5.00% 2023	28,817	28,303
Freddie Mac 5.00% 2023	23,777	23,353
Freddie Mac 5.00% 2023	16,031	15,745
Freddie Mac 5.00% 2023	8,441	8,290
Freddie Mac 5.00% 2023	4,864	4,777
Freddie Mac 6.00% 2026	4,777	4,839
Freddie Mac 6.00% 2027	8,129	8,215
Freddie Mac 4.636% 2035[5]	6,899	6,928
Freddie Mac 5.00% 2035	11,980	11,423
Freddie Mac, Series 3061, Class PN, 5.50% 2035	5,642	5,714
Freddie Mac 5.00% 2036	10,423	9,918
Freddie Mac, Series 3257, Class PA, 5.50% 2036	23,288	22,998
Freddie Mac 7.00% 2036	1,689	1,754
Freddie Mac 4.50% 2037	953	873
Freddie Mac 4.50% 2037	891	816
Freddie Mac 4.50% 2037	856	784
Freddie Mac 4.50% 2037	250	229
Freddie Mac 4.50% 2037	106	97
Freddie Mac 4.50% 2037	57	52
Freddie Mac 4.50% 2037	33	31
Freddie Mac 5.00% 2037	3,352	3,187
Freddie Mac 5.442% 2037[5]	11,579	11,674
Freddie Mac, Series 3286, Class JN, 5.50% 2037	31,417	30,949
Freddie Mac, Series 3312, Class PA, 5.50% 2037	23,952	23,607
Freddie Mac, Series 3318, Class JT, 5.50% 2037	17,491	17,217
Freddie Mac, Series 3271, Class OA, 6.00% 2037	22,753	23,359
Freddie Mac 6.50% 2037	8,261	8,494
Freddie Mac 4.50% 2038	25,000	22,889
Freddie Mac 4.50% 2038	6,200	5,676
Freddie Mac 4.50% 2038	4,200	3,845
Freddie Mac 4.50% 2038	911	834
Freddie Mac 4.50% 2038	96	88
Freddie Mac 4.50% 2038	96	87
Freddie Mac 5.935% 2038[5]	4,079	4,092
Freddie Mac 6.00% 2038	16,985	17,062
Countrywide Alternative Loan Trust, Series 2006-J3, Class 2-A-1, 4.75% 2020	6,833	6,008
Countrywide Alternative Loan Trust, Series 2005-49CB, Class A-1, 5.50% 2035	87,384	78,689
Countrywide Alternative Loan Trust, Series 2005-40CB, Class A-1, 5.50% 2035	13,911	12,006
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 2-A-5, 5.50% 2035	11,354	7,316
Countrywide Alternative Loan Trust, Series 2005-46CB, Class A-8, 5.50% 2035	6,846	6,212
Countrywide Alternative Loan Trust, Series 2005-64CB, Class 1-A-7, 5.50% 2035	5,929	5,664
Countrywide Alternative Loan Trust, Series 2005-54CB, Class 1-A-7, 5.50% 2035	5,705	5,599
Countrywide Alternative Loan Trust, Series 2005-50CB, Class 3-A-1, 6.00% 2035	12,468	7,925
Countrywide Alternative Loan Trust, Series 2004-36CB, Class 1-A-1, 6.00% 2035	4,033	3,533
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-1, 5.50% 2036	7,548	6,569
Countrywide Alternative Loan Trust, Series 2006-6CB, Class 1-A-4, 5.50% 2036	10,000	6,483
Countrywide Alternative Loan Trust, Series 2007-J1, Class 3-A-4, 5.755% 2036[5]	20,000	13,733
Countrywide Alternative Loan Trust, Series 2007-14T2, Class A-4, 2.811% 2037[5]	28,180	18,635
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 1-A-9, 5.75% 2037	15,745	12,691
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 3-A-1, 5.873% 2047[5]	30,585	18,141
Countrywide Alternative Loan Trust, Series 2007-HY4, Class 4-A-1, 5.946% 2047[5]	17,033	10,228
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S8, Class A-2, 5.00% 2018	56,288	53,744
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S10, Class A-2, 5.00% 2018	34,930	33,352
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-S6, Class II-A-1, 5.00% 2018	12,379	11,820
WaMu Mortgage Pass-Through Certificates Trust, Series 2003-AR1, Class A-6, 5.765% 2033[5]	204	179
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY5, Class 3-A1, 5.827% 2037[5]	35,492	29,915
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 4-A2, 5.87% 2037[5]	16,523	13,739
WaMu Mortgage Pass-Through Certificates Trust, Series 2007-HY7, Class 2-A1, 5.877% 2037[5]	18,130	14,525
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class II-A-4, 6.00% 2037	14,000	10,967
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class III-A-1, 6.085% 2037[5]	16,103	9,550
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class III-A-1, 6.25% 2037	33,018	28,858
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class IV-A-1, 6.50% 2037	44,651	34,744
Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class V-A-1, 7.00% 2037	22,538	16,840
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2002-CIBC5, Class A-1, 4.372% 2037	3,899	3,861
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC12, Class A-2, 4.739% 2037	1,860	1,855
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CIBC11, Class A-2, 5.016% 2037	14,040	14,005
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C1, Class A-3, 4.719% 2038	7,000	6,596
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2003-ML1, Class A-1, 3.972% 2039	844	812
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2004-C3, Class A-2, 4.223% 2042	11,687	11,563
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP4, Class A-2, 4.79% 2042	2,970	2,948
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CIBC14, Class A-4, 5.481% 2044[5]	3,840	3,672
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP7, Class A-4, 5.875% 2045[5]	27,700	26,773
J.P. Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A-2, 4.625% 2046	20,000	19,924
CS First Boston Mortgage Securities Corp., Series 2005-7, Class III-A-1, 5.00% 2020	5,585	4,932
CS First Boston Mortgage Securities Corp., Series 2001-CKN5, Class A-4, 5.435% 2034	3,904	3,929
CS First Boston Mortgage Securities Corp., Series 2004-5, Class IV-A-1, 6.00% 2034	2,964	2,299
CS First Boston Mortgage Securities Corp., Series 2001-CP4, Class A-4, 6.18% 2035	7,375	7,498
CS First Boston Mortgage Securities Corp., Series 2005-5, Class IV-A-1, 6.25% 2035	5,114	4,020
CS First Boston Mortgage Securities Corp., Series 2001-CK1, Class A-3, 6.38% 2035	9,357	9,601
CS First Boston Mortgage Securities Corp., Series 2006-2R, Class A-PO, principal only, 0% 2036[4]	18,861	11,214
CS First Boston Mortgage Securities Corp., Series 2004-C5, Class A-2, 4.183% 2037	9,951	9,910
CS First Boston Mortgage Securities Corp., Series 2005-C3, Class A-AB, 4.614% 2037	10,000	9,572
CS First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A-3, 6.133% 2037	6,910	7,016
CS First Boston Mortgage Securities Corp., Series 2005-C5, Class A-2, 5.10% 2038[5]	8,000	7,964
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-2FX, 5.207% 2040[5]	3,050	3,044
CS First Boston Mortgage Securities Corp., Series 2005-C6, Class A-3, 5.23% 2040[5]	10,900	10,624
Residential Accredit Loans, Inc., Series 2003-QS16, Class A-1, 5.00% 2018	11,603	10,980
Residential Accredit Loans, Inc., Series 2004-QS6, Class A-1, 5.00% 2019	9,663	9,069
Residential Accredit Loans, Inc., Series 2005-QR1, Class A, 6.00% 2034	7,010	4,946
Residential Accredit Loans, Inc., Series 2005-QS9, Class A-6, 5.50% 2035	100	65
Residential Accredit Loans, Inc., Series 2007-QS9, Class A-33, 6.50% 2037	54,671	39,815
Residential Accredit Loans, Inc., Series 2007-QS7, Class II-A-1, 6.75% 2037	14,490	10,612
Residential Accredit Loans, Inc., Series 2007-QS11, Class A-1, 7.00% 2037	15,809	11,810
American Tower Trust I, Series 2007-1A, Class A-FX, 5.42% 2037[4]	7,250	6,863
American Tower Trust I, Series 2007-1A, Class B, 5.537% 2037[3,4]	20,000	17,769
American Tower Trust I, Series 2007-1A, Class D, 5.957% 2037[3,4]	37,375	30,966
American Tower Trust I, Series 2007-1A, Class E, 6.249% 2037[3,4]	20,500	16,678
American Tower Trust I, Series 2007-1A, Class F, 6.639% 2037[3,4]	5,550	4,679
CHL Mortgage Pass-Through Trust, Series 2003-56, Class 6-A-1, 4.837% 2033[5]	964	950
CHL Mortgage Pass-Through Trust, Series 2004-22, Class A-2, 4.632% 2034[5]	3,691	2,744
CHL Mortgage Pass-Through Trust, Series 2005-HYB8, Class 4-A-1, 5.609% 2035[5]	6,308	4,548
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 3-A-1, 6.204% 2037[5]	19,337	16,327
CHL Mortgage Pass-Through Trust, Series 2007-HY5, Class 1-A-1, 5.931% 2047[5]	40,165	33,141
CHL Mortgage Pass-Through Trust, Series 2007-HY4, Class 1-A-1, 6.094% 2047[5]	22,517	19,016
Crown Castle Towers LLC, Series 2005-1, Class A-FX, 4.643% 2035[4]	10,000	9,866
Crown Castle Towers LLC, Series 2005-1, Class D, 5.612% 2035[4]	37,750	35,672
Crown Castle Towers LLC, Series 2006-1, Class E, 6.065% 2036[4]	9,000	7,861
Crown Castle Towers LLC, Series 2006-1, Class F, 6.650% 2036[3,4]	16,575	14,435
Crown Castle Towers LLC, Series 2006-1, Class G, 6.795% 2036[3,4]	1,250	1,064
SBA CMBS Trust, Series 2005-1, Class A, 5.369% 2035[3,4]	10,000	9,943
SBA CMBS Trust, Series 2005-1, Class B, 5.565% 2035[3,4]	7,000	6,841
SBA CMBS Trust, Series 2006-1A, Class A, 5.314% 2036[4]	12,000	11,654
SBA CMBS Trust, Series 2006-1A, Class D, 5.852% 2036[4]	5,000	4,438
SBA CMBS Trust, Series 2006-1A, Class F, 6.709% 2036[3,4]	18,000	16,297
SBA CMBS Trust, Series 2006-1A, Class G, 6.904% 2036[3,4]	17,000	15,368
SBA CMBS Trust, Series 2006-1A, Class H, 7.389% 2036[3,4]	1,670	1,506
Wachovia Bank Commercial Mortgage Trust, Series 2005-C16, Class A-PB, 4.692% 2041	15,000	14,477
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-2, 4.782% 2042	10,389	10,367
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A-4, 5.083% 2042[5]	5,000	4,748
Wachovia Bank Commercial Mortgage Trust, Series 2005-C22, Class A-4, 5.265% 2044[5]	22,000	20,943
Wachovia Bank Commercial Mortgage Trust, Series 2006-C23, Class A-PB, 5.446% 2045	12,500	12,183
Tower Ventures, LLC, Series 2006-1, Class A1-FX, 5.361% 2036[3,4]	12,000	11,856
Tower Ventures, LLC, Series 2006-1, Class A-2, 5.45% 2036[3,4]	11,100	10,951
Tower Ventures, LLC, Series 2006-1, Class C, 5.707% 2036[4]	8,000	7,472
Tower Ventures, LLC, Series 2006-1, Class D, 6.052% 2036[3,4]	29,000	26,838
Wells Fargo Mortgage-backed Securities Trust, Series 2003-13, Class A-1, 4.50% 2018	14,906	13,892
Wells Fargo Mortgage-backed Securities Trust, Series 2004-7, Class II-A-1, 4.50% 2019	21,282	19,834
Wells Fargo Mortgage-backed Securities Trust, Series 2006-1, Class A-3, 5.00% 2021	7,945	7,109
Wells Fargo Mortgage-backed Securities Trust, Series 2006-AR15, Class A-1, 5.652% 2036[5]	13,759	12,158
IndyMac INDX Mortgage Loan Trust, Series 2006-AR5, Class 2-A-1, 5.813% 2036[5]	29,303	19,272
IndyMac INDX Mortgage Loan Trust, Series 2006-AR25, Class 3-A-1, 6.359% 2036[5]	41,845	30,271
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 2-A-1, 6.50% 2037	19,924	16,491
IndyMac IMSC Mortgage Loan Trust, Series 2007-F3, Class 3-A-1, 7.00% 2037	39,933	31,831
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-8, Class 3-AF, 3.18% 2036[5]	7,022	5,252
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 5-A-1, 5.907% 2036[5]	11,607	8,518
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-4, Class 6-A, 5.919% 2036[5]	27,948	21,800
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-12, Class 2-A1, 5.956% 2037[5]	11,088	7,329
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-9, Class 2-A1, 5.996% 2037[5]	6,385	4,769
GE Commercial Mortgage Corp., Series 2004-C1, Class A-2, 3.915% 2038	5,550	5,503
GE Commercial Mortgage Corp., Series 2006-C1, Class A-4, 5.339% 2044[5]	13,000	12,143
GE Commercial Mortgage Corp., Series 2005-C4, Class A-3A, 5.333% 2045[5]	17,000	16,777
GE Commercial Mortgage Corp., Series 2005-C4, Class A-M, 5.333% 2045[5]	1,650	1,560
Lehman Mortgage Trust, Series 2005-2, Class 3-A3, 5.50% 2035	8,116	7,735
Lehman Mortgage Trust, Series 2007-6, Class 2-A1, 6.891% 2037[5]	25,534	19,077
Lehman Mortgage Trust, Series 2007-7, Class 6-A4, 7.00% 2037	7,363	6,473
Bear Stearns ARM Trust, Series 2003-9, Class III-A-2, 4.957% 2034[5]	1,880	1,728
Bear Stearns ARM Trust, Series 2005-10, Class A-3, 4.65% 2035[5]	20,000	17,905
Bear Stearns ARM Trust, Series 2005-6, Class I-A-1, 4.753% 2035[5]	14,778	10,123
Banc of America Mortgage Securities, Inc., Series 2004-7, Class 7-A-1, 5.00% 2019	28,968	27,659
Banc of America Mortgage Securities, Inc., Series 2003-G, Class 2-A-1, 4.158% 2033[5]	1,988	1,968
CitiMortgage Alternative Loan Trust, Series 2005-A1, Class IIA-1, 5.00% 2020	15,642	14,596
CitiMortgage Alternative Loan Trust, Series 2007-A3, Class IA-1, 6.00% 2037	20,000	12,858
Citigroup Mortgage Loan Trust, Inc., Series 2003-UST1, Class A-3, 5.00% 2018	6,052	5,627
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR5, Class 2-A7A, 6.216% 2036[5]	24,338	16,288
Citigroup Mortgage Loan Trust, Inc., Series 2007-AR5, Class 1-A2A, 5.61% 2037[5]	5,820	4,562
Banc of America Commercial Mortgage Inc., Series 2001-1, Class A-2, 6.503% 2036	8,433	8,621
Banc of America Commercial Mortgage Inc., Series 2005-5, Class A-3B, 5.227% 2045[5]	17,730	17,439
ML-CFC Commercial Mortgage Trust, Series 2006-4, Class A-3, 5.172% 2049[5]	27,410	25,130
American Home Mortgage Assets Trust, Series 2007-3, Class II-2A-1, 6.25% 2037[5]	30,747	24,542
Bank of America 5.50% 2012[4]	22,500	22,861
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4]	22,129	21,965
GS Mortgage Securities Corp. II, Series 1998-C1, Class D, 7.17% 2030[5]	20,000	19,966
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class A-4, 5.475% 2043[5]	20,250	19,043
Citigroup-Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A-5, 5.617% 2048	20,000	18,913
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 5-A-1, 6.00% 2035	11,268	8,739
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 3-A-1, 5.978% 2036[5]	937	620
Morgan Stanley Mortgage Loan Trust, Series 2007-11AR, Class 2-A-1, 6.625% 2037[5]	13,668	9,503
GSR Mortgage Loan Trust, Series 2004-2F, Class VIIA-1, 4.50% 2019	16,225	14,634
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A-1, 5.50% 2020	3,979	3,878
Structured Products Asset Return Certificates Trust, Series 2001-CF1, Class A, 6.36% 2033[3]	18,327	18,467
Nationwide Building Society, Series 2007-2, 5.50% 2012[4]	17,500	17,887
Morgan Stanley Capital I Trust, Series 2005-HQ7, Class A-2, 5.208% 2042[5]	17,875	17,585
Thornburg Mortgage Securities Trust, Series 2006-5, Class A-1, 2.581% 2046[5]	17,663	16,370
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC3, Class II-A-1, 5.25% 2020	7,410	6,630
Bear Stearns Asset-backed Securities I Trust, Series 2005-AC8, Class A-4, 5.50% 2035	5,531	4,992
Bear Stearns Asset-backed Securities I Trust, Series 2006-AC2, Class II-1A-1, 6.00% 2036	3,015	2,657
Commercial Mortgage Trust, Series 2003-LNB1, Class A-2, 4.084% 2038	6,925	6,480
Commercial Mortgage Trust, Series 2004-LNB2, Class A-2, 3.60% 2039	7,203	7,173
Chase Mortgage Finance Trust, Series 2003-S2, Class A-1, 5.00% 2018	13,930	13,300
Bear Stearns Commercial Mortgage Securities Inc., Series 1999-C1, Class X, interest only, 1.011% 2031[4,5]	65,829	689
Bear Stearns Commercial Mortgage Securities Inc., Series 2002-PBW1, Class A-1, 3.97% 2035	4,186	4,137
Bear Stearns Commercial Mortgage Securities Inc., Series 2001-TOP2, Class A-2, 6.48% 2035	7,665	7,842
GMAC Commercial Mortgage Securities, Inc., Series 2001-C1, Class A-2, 6.465% 2034	12,082	12,440
Host Marriott Pool Trust, Series 1999-HMTA, Class D, 7.97% 2015[4]	10,990	11,368
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA11, Class I-A-5, 5.75% 2036	1,230	1,068
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA3, Class A-6, 6.00% 2036	11,120	10,094
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A-4-1, 5.243% 2037[5]	10,000	9,819
Merrill Lynch Mortgage Investors, Inc., Series 1999-C1, Class A-2, 7.56% 2031	9,172	9,366
BCAP LLC Trust, Series 2006-AA2, Class A-1, 2.631% 2037[5]	14,924	8,933
American General Mortgage Loan Trust, Series 2006-1, Class A-5, 5.75% 2035[4,5]	10,000	8,861
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A-M, 5.724% (undated)[5]	8,000	7,314
GMAC Mortgage Loan Trust, Series 2006-AR1, Class 2-A-1, 5.635% 2036[5]	7,682	6,616
GE Capital Commercial Mortgage Corp., Series 2001-1, Class A-1, 6.079% 2033	946	949
GE Capital Commercial Mortgage Corp., Series 2002-3, Class A-1, 4.229% 2037	5,604	5,528
Bear Stearns ALT-A Trust, Series 2006-2, Class II-4-A-1, 5.886% 2036[5]	10,946	6,419
Four Times Square Trust, Series 2000-4TS, Class C, 7.86% 2015[4]	6,000	6,416
Banc of America Alternative Loan Trust, Series 2003-11, Class 5-A-1, 5.50% 2019	6,115	5,867
TBW Mortgage-Backed Trust, Series 2006-1, Class 2-A-1, 6.50% 2036	7,045	5,478
Chase Commercial Mortgage Securities Corp., Series 2000-1, Class A-2, 7.757% 2032	5,247	5,440
American Home Mortgage Investment Trust, Series 2004-1, Class III-A, 3.28% 2044	5,063	4,818
Government National Mortgage Assn. 9.50% 2009	71	72
Government National Mortgage Assn. 9.00% 2016	37	40
Government National Mortgage Assn. 8.50% 2017	8	9
Government National Mortgage Assn. 8.50% 2017	3	3
Government National Mortgage Assn. 10.00% 2020	768	875
Government National Mortgage Assn. 8.50% 2021	177	193
Government National Mortgage Assn. 8.50% 2021	33	36
Government National Mortgage Assn. 8.50% 2021	6	6
Government National Mortgage Assn. 9.50% 2021	98	110
Government National Mortgage Assn. 10.00% 2021	1,106	1,259
Government National Mortgage Assn. 10.00% 2025	1,059	1,200
Harborview Mortgage Loan Trust, Series 2006-6, Class 1A, 5.30% 2036[5]	3,575	2,251
J.P. Morgan Mortgage Trust, Series 2006-A3, Class 3-A-3, 5.735% 2036[5]	2,000	1,597
Structured Asset Securities Corp., Series 1998-RF2, Class A, 8.486% 2027[4,5]	246	245
Structured Asset Securities Corp., Series 1998-RF1, Class A, 8.737% 2027[4,5]	199	199
Financial Asset Securitization, Inc., Series 1997-NAM1, Class B-1, 7.75% 2027	289	273
		3,357,605

CONSUMER DISCRETIONARY — 3.80%
CCH II, LLC and CCH II Capital Corp. 10.25% 2010	39,050	37,390
Charter Communications Holdings, LLC and Charter Communications Holdings Capital Corp. 13.50% 2011	4,375	3,456
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.00% 2012[4]	53,548	51,272
CCO Holdings, LLC and CCO Holdings Capital Corp. 8.75% 2013	23,350	21,715
Charter Communications Operating, LLC, Term Loan B, 4.80% 2014[5,7,8]	50,073	44,062
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 8.375% 2014[4]	20,000	19,100
Charter Communications Operating, LLC, Term Loan B, 8.50% 2014[5,7,8]	26,933	26,658
Charter Communications Operating, LLC and Charter Communications Operating Capital Corp. 10.875% 2014[4]	24,550	25,655
CCH I, LLC and CCH I Capital Corp. 11.00% 2015	30,575	23,313
Allison Transmission Holdings, Inc., Term Loan B, 5.22% 2014[5,7,8]	116,222	104,618
Allison Transmission Holdings, Inc. 11.00% 2015[4]	25,800	23,478
Allison Transmission Holdings, Inc. 11.25% 2015[4,9]	76,450	66,894
Univision Communications, Inc., Second Lien Term Loan B, 4.963% 2009[5,7,8]	3,325	3,183
Univision Communications Inc. 7.85% 2011	20,325	18,851
Univision Communications, Inc., First Lien Term Loan B, 5.049% 2014[5,7,8]	62,284	50,995
Univision Communications Inc. 9.75% 2015[4,9]	132,950	102,039
General Motors Nova Scotia Finance Co. 6.85% 2008	1,675	1,650
General Motors Corp. 7.20% 2011	68,695	45,339
General Motors Corp. 7.125% 2013	56,695	32,458
General Motors Corp. 7.70% 2016	4,000	2,070
General Motors Corp. 8.80% 2021	28,470	14,377
General Motors Corp. 9.40% 2021	9,100	4,823
General Motors Corp. 8.25% 2023	7,000	3,500
Comcast Cable Communications, Inc. 6.20% 2008	49,000	49,143
Comcast Corp. 3.088% 2009[5]	1,250	1,236
Comcast Cable Communications, Inc. 6.75% 2011	3,300	3,416
Comcast Cable Communications, Inc. 7.125% 2013	8,100	8,566
Comcast Corp. 5.85% 2015	13,200	12,927
Comcast Corp. 5.90% 2016	8,475	8,294
Comcast Corp. 6.45% 2037	10,000	9,184
Comcast Corp. 6.95% 2037	10,275	9,926
Michaels Stores, Inc., Term Loan B, 4.75% 2013[5,7,8]	24,199	19,535
Michaels Stores, Inc. 10.00% 2014	81,100	65,488
Michaels Stores, Inc. 0%/13.00% 2016[10]	14,450	5,997
Michaels Stores, Inc. 11.375% 2016	6,800	4,828
Time Warner Inc. 2.915% 2009[5]	14,700	14,369
Time Warner Inc. 5.50% 2011	1,000	987
AOL Time Warner Inc. 6.875% 2012	11,950	12,215
Time Warner Companies, Inc. 9.125% 2013	5,000	5,470
Time Warner Inc. 5.875% 2016	18,900	17,741
Time Warner Companies, Inc. 7.25% 2017	9,500	9,514
AOL Time Warner Inc. 7.625% 2031	10,750	10,684
Time Warner Inc. 6.50% 2036	18,000	15,650
K. Hovnanian Enterprises, Inc. 8.875% 2012	10,515	7,098
K. Hovnanian Enterprises, Inc. 7.75% 2013	14,265	8,488
K. Hovnanian Enterprises, Inc. 6.375% 2014	7,891	4,971
K. Hovnanian Enterprises, Inc. 6.50% 2014	25,796	16,380
K. Hovnanian Enterprises, Inc. 6.25% 2015	28,080	17,550
K. Hovnanian Enterprises, Inc. 6.25% 2016	16,170	9,945
K. Hovnanian Enterprises, Inc. 7.50% 2016	14,930	9,481
K. Hovnanian Enterprises, Inc. 8.625% 2017	17,250	11,644
Federated Retail Holdings, Inc. 5.35% 2012	7,000	6,505
Macy’s Retail Holdings, Inc. 7.875% 2015	23,875	23,766
Federated Retail Holdings, Inc. 5.90% 2016	48,915	42,471
Federated Retail Holdings, Inc. 6.375% 2037	14,300	10,829
MGM MIRAGE 6.00% 2009	35,100	34,398
Mandalay Resort Group 6.50% 2009	7,122	6,997
MGM MIRAGE 8.50% 2010	22,830	22,088
MGM MIRAGE 6.75% 2012	9,150	8,075
MGM MIRAGE 6.75% 2013	8,200	6,888
MGM MIRAGE 7.50% 2016	4,000	3,210
Time Warner Cable Inc. 5.40% 2012	25,000	24,870
Time Warner Cable Inc. 6.75% 2018	22,500	22,731
Time Warner Cable Inc. 6.55% 2037	25,000	23,089
Tenneco Automotive Inc., Series B, 10.25% 2013	5,144	5,350
Tenneco Automotive Inc. 8.625% 2014	54,300	45,883
Tenneco Inc. 8.125% 2015	19,550	17,497
KB Home 5.875% 2015	33,545	27,675
KB Home 6.25% 2015	40,920	34,270
Sally Holdings LLC and Sally Capital Inc. 9.25% 2014	61,025	59,804
NTL Cable PLC 8.75% 2014	30,564	28,654
NTL Cable PLC 9.125% 2016	32,000	29,760
Toys “R” Us, Inc. 7.625% 2011	45,375	40,497
Toys “R” Us-Delaware, Inc., Term Loan B, 6.969% 2012[5,7,8]	14,940	14,324
Liberty Media Corp. 7.75% 2009	10,950	11,100
Liberty Media Corp. 7.875% 2009	28,350	28,771
Liberty Media Corp. 8.25% 2030	13,870	12,356
News America Holdings Inc. 8.00% 2016	6,000	6,639
News America Inc. 7.25% 2018	1,405	1,495
News America Holdings Inc. 8.25% 2018	7,000	7,867
News America Inc. 6.40% 2035	750	697
News America Inc. 6.65% 2037	18,000	17,149
News America Inc. 6.75% 2038	15,000	15,325
J.C. Penney Co., Inc. 8.00% 2010	35,705	36,791
J.C. Penney Co., Inc. 9.00% 2012	10,506	11,266
Cox Communications, Inc. 7.875% 2009	12,500	12,777
Cox Communications, Inc. 4.625% 2010	8,250	8,197
Cox Communications, Inc. 7.75% 2010	10,000	10,520
Cox Communications, Inc. 5.45% 2014	13,500	13,073
TL Acquisitions, Inc., Term Loan B, 4.96% 2014[5,7,8]	15,268	13,564
Thomson Learning 0%/13.25% 2015[4,10]	2,250	1,654
Thomson Learning 10.50% 2015[4]	33,050	29,249
CanWest Media Inc., Series B, 8.00% 2012	47,573	41,626
CanWest MediaWorks Inc. 9.25% 2015[4]	3,150	2,457
Delphi Automotive Systems Corp. 6.50% 2009[11]	54,466	9,395
Delphi Corp. 6.50% 2013[11]	72,580	12,701
Delphi Automotive Systems Corp. 6.55% 2006[11]	17,105	2,951
Delphi Automotive Systems Corp. 7.125% 2029[11]	104,355	18,001
Delphi Trust I 8.25% 2033[11]	30,031	375
Quebecor Media Inc. 7.75% 2016	30,450	28,242
Quebecor Media Inc. 7.75% 2016	11,195	10,383
Radio One, Inc., Series B, 8.875% 2011	25,630	21,657
Radio One, Inc. 6.375% 2013	22,565	16,585
Ford Motor Co. 9.50% 2011	1,000	800
Ford Motor Co., Term Loan B, 5.46% 2013[5,7,8]	39,631	31,347
Ford Motor Co. 6.50% 2018	5,742	2,900
Ford Motor Co. 8.875% 2022	1,320	680
Mohegan Tribal Gaming Authority 6.375% 2009	19,780	19,187
Mohegan Tribal Gaming Authority 8.00% 2012	2,100	1,774
Mohegan Tribal Gaming Authority 6.125% 2013	4,175	3,653
Mohegan Tribal Gaming Authority 7.125% 2014	4,950	3,613
Mohegan Tribal Gaming Authority 6.875% 2015	8,775	6,186
Wynn Las Vegas, LLC and Wynn Las Vegas Capital Corp. 6.625% 2014	36,535	33,247
Boyd Gaming Corp. 7.75% 2012	28,400	23,714
Boyd Gaming Corp. 6.75% 2014	8,004	5,923
Technical Olympic USA, Inc. 9.00% 2010[11]	10,675	5,711
Technical Olympic USA, Inc. 9.00% 2010[11]	7,815	4,181
Technical Olympic USA, Inc. 9.25% 2011[4,11]	33,175	17,417
Harrah’s Operating Co., Inc. 5.50% 2010	26,375	23,078
Harrah’s Operating Co., Inc. 5.625% 2015	8,800	4,048
Royal Caribbean Cruises Ltd. 8.75% 2011	26,850	26,582
Dollar General Corp., Term Loan B2, 5.213% 2014[5,7,8]	2,575	2,347
Dollar General Corp. 10.625% 2015	16,975	17,187
Dollar General Corp. 11.875% 2017[5,9]	6,200	5,890
Standard Pacific Corp. 5.125% 2009	13,750	13,509
Standard Pacific Corp. 6.875% 2011	3,385	2,962
Standard Pacific Corp. 6.25% 2014	7,050	5,675
Standard Pacific Corp. 7.00% 2015	3,830	3,069
American Media Operations, Inc., Series B, 10.25% 2009	17,230	13,569
American Media Operations, Inc., Series B, 10.25% 2009[4]	582	458
American Media Operations, Inc. 8.875% 2011	8,930	7,055
American Media Operations, Inc. 8.875% 2011[4]	325	257
Vidéotron Ltée 6.875% 2014	16,599	16,101
Vidéotron Ltée 6.375% 2015	4,905	4,574
Target Corp. 6.00% 2018	11,350	11,468
Target Corp. 7.00% 2038	8,750	9,011
Seminole Tribe of Florida 6.535% 2020[4,7]	10,000	9,728
Seminole Tribe of Florida 7.804% 2020[4,7]	10,750	10,672
Kabel Deutschland GmbH 10.625% 2014	19,675	20,216
Meritage Corp. 7.00% 2014	5,335	4,295
Meritage Homes Corp. 6.25% 2015	10,125	7,895
Meritage Corp. 7.731% 2017[3,4]	12,500	7,725
Warner Music Group 7.375% 2014	25,000	19,875
Thomson Reuters Corp. 5.95% 2013	3,625	3,667
Thomson Reuters Corp. 6.50% 2018	15,760	15,810
Gap, Inc. 10.05% 2008[5]	18,840	19,283
Clear Channel Communications, Inc. 7.65% 2010	15,000	14,107
Clear Channel Communications, Inc. 5.50% 2014	9,170	5,003
Beazer Homes USA, Inc. 8.375% 2012	11,298	8,586
Beazer Homes USA, Inc. 8.125% 2016	13,050	9,314
Viacom Inc. 5.75% 2011	3,000	2,974
Viacom Inc. 6.25% 2016	14,250	13,613
CSC Holdings, Inc., Series B, 8.125% 2009	14,025	14,200
CSC Holdings, Inc., Series B, 6.75% 2012	400	383
Cablevision Systems Corp., Series B, 8.00% 2012	2,050	1,973
Cooper-Standard Automotive Inc. 7.00% 2012	19,150	15,895
DaimlerChrysler North America Holding Corp. 7.75% 2011	15,000	15,747
DaimlerChrysler Financial Services Americas LLC, First Lien Term Loan, 6.78% 2012[5,7,8]	19,004	15,743
Dex Media West LLC, Dex Media West Finance Co., Series B, 8.50% 2010	5,000	4,825
Dex Media, Inc., Series B, 0%/9.00% 2013[10]	9,000	5,445
R.H. Donnelley Corp., Series A-2, 6.875% 2013	5,825	2,912
R.H. Donnelley Corp., Series A-3, 8.875% 2016	4,325	2,108
LBI Media, Inc. 8.50% 2017[4]	19,605	15,120
AMC Entertainment Inc., Series B, 8.625% 2012	14,650	15,089
DIRECTV Holdings LLC and DIRECTV Financing Co., Inc. 8.375% 2013	12,187	12,644
Claire’s Stores, Inc., Term Loan B, 5.399% 2014[5,7,8]	7,079	4,863
Claire’s Stores, Inc. 9.25% 2015	16,875	7,678
D.R. Horton, Inc. 8.00% 2009	12,225	12,225
Bon-Ton Department Stores, Inc. 10.25% 2014	21,925	11,730
Neiman Marcus Group, Inc. 9.00% 2015[9]	11,300	11,131
McGraw-Hill Companies, Inc. 5.375% 2012	5,170	5,182
McGraw-Hill Companies, Inc. 5.90% 2017	6,000	5,909
Hanesbrands Inc., Series B, 6.508% 2014[5]	12,300	11,009
Centex Corp. 5.25% 2015	7,315	5,669
Centex Corp. 6.50% 2016	6,375	5,259
Education Management LLC and Education Management Finance Corp. 8.75% 2014	7,775	7,036
Education Management LLC and Education Management Finance Corp. 10.25% 2016	4,370	3,813
Young Broadcasting Inc. 10.00% 2011	21,855	10,545
Young Broadcasting Inc. 8.75% 2014	535	231
YUM! Brands, Inc. 7.70% 2012	10,000	10,643
Seneca Gaming Corp. 7.25% 2012	8,000	7,340
Seneca Gaming Corp., Series B, 7.25% 2012	3,275	3,005
Gaylord Entertainment Co. 8.00% 2013	6,804	6,362
Gaylord Entertainment Co. 6.75% 2014	4,000	3,570
Staples, Inc. 7.375% 2012	9,000	9,247
Visteon Corp. 7.00% 2014	18,000	9,045
William Lyon Homes, Inc. 7.625% 2012	17,000	6,970
William Lyon Homes, Inc. 10.75% 2013	2,500	1,088
Marriott International, Inc., Series J, 5.625% 2013	5,000	4,693
Marriott International, Inc., Series I, 6.375% 2017	3,500	3,198
Ryland Group, Inc. 5.375% 2012	9,000	7,830
ERAC USA Finance Co. 7.00% 2037[4]	10,000	7,628
Regal Cinemas Corp., Series B, 9.375% 2012[3]	7,250	7,427
Pinnacle Entertainment, Inc. 7.50% 2015	9,400	7,050
Sealy Mattress Co. 8.25% 2014	7,250	6,054
Warnaco, Inc. 8.875% 2013	5,625	5,857
MDC Holdings, Inc. 7.00% 2012	5,000	5,017
Pulte Homes, Inc. 7.875% 2011	5,000	4,850
Morris Publishing Group, LLC and Morris Publishing Finance Co., Series B, 7.00% 2013	9,015	4,733
Fox Acquisition LLC 13.375% 2016[4]	4,175	4,222
Local T.V. Finance LLC 9.25% 2015[4,9]	4,775	3,653
Cinemark USA, Inc., Term Loan B, 4.44% 2013[5,7,8]	3,734	3,549
Walt Disney Co. 5.70% 2011	1,000	1,047
Walt Disney Co. 5.625% 2016	2,000	2,029
Goodyear Tire & Rubber Co. 6.678% 2009[5]	3,000	2,985
WCI Communities, Inc. 9.125% 2012	7,300	2,884
Toll Brothers, Inc. 4.95% 2014	2,000	1,710
		2,908,103

BONDS & NOTES OF U.S. GOVERNMENT & GOVERNMENT AGENCIES — 2.44%
U.S. Treasury 3.625% 2009	10,000	10,130
U.S. Treasury 3.875% 2009	14,000	14,180
U.S. Treasury 4.50% 2011	16,165	16,975
U.S. Treasury 4.625% 2011	122,750	129,415
U.S. Treasury 4.875% 2011	26,115	27,571
U.S. Treasury 4.125% 2012	15,250	15,853
U.S. Treasury 4.25% 2012	112,490	117,614
U.S. Treasury 4.875% 2012	25,000	26,661
U.S. Treasury 3.625% 2013	163,125	166,012
U.S. Treasury 4.25% 2013	242,057	253,346
U.S. Treasury Principal Strip 0% 2013	10,000	8,365
U.S. Treasury 4.25% 2014	91,000	95,362
U.S. Treasury Principal Strip 0% 2014	51,560	42,106
U.S. Treasury Principal Strip 0% 2014	46,030	38,006
U.S. Treasury Principal Strip 0% 2014	30,000	24,375
U.S. Treasury Principal Strip 0% 2014	10,000	8,298
U.S. Treasury Principal Strip 0% 2014	10,000	8,076
U.S. Treasury Principal Strip 0% 2014	10,000	7,986
U.S. Treasury 4.50% 2017	106,250	110,853
U.S. Treasury 8.875% 2017	7,500	10,216
U.S. Treasury 3.50% 2018	28,650	27,598
U.S. Treasury 6.00% 2026	20,000	23,305
U.S. Treasury 5.50% 2028	35,000	38,773
U.S. Treasury 3.375% 2032[3,12]	11,134	13,776
U.S. Treasury 4.50% 2036	31,940	31,334
U.S. Treasury Principal Strip 0% 2037	45,000	12,007
Fannie Mae 5.00% 2011	39,865	41,409
Fannie Mae 6.25% 2011	5,400	5,517
Fannie Mae 5.25% 2012	74,000	71,778
Fannie Mae 4.625% 2013	80,000	75,941
Fannie Mae 5.25% 2016	27,000	28,268
Fannie Mae 6.25% 2029	71,000	80,481
Freddie Mac 5.25% 2011	83,915	87,713
Freddie Mac 5.00% 2018	170,000	150,921
Federal Home Loan Bank 5.125% 2013	18,000	18,866
CoBank ACB 7.875% 2018[4]	10,000	9,752
CoBank ACB 3.376% 2022[4,5]	8,315	6,622
Federal Agricultural Mortgage Corp. 4.875% 2011[4]	1,000	1,029
United States Agency for International Development, Republic of Egypt 4.45% 2015	10,000	10,155
Federal Agricultural Mortgage Corp. 5.50% 2011[4]	3,000	3,127
		1,869,772

TELECOMMUNICATION SERVICES — 2.04%
U S WEST Communications, Inc. 5.625% 2008	18,020	18,020
Qwest Capital Funding, Inc. 7.90% 2010	32,510	32,347
Qwest Capital Funding, Inc. 7.25% 2011	136,770	130,957
Qwest Communications International Inc. 7.25% 2011	30,025	28,899
Qwest Corp. 8.875% 2012	12,400	12,431
Qwest Capital Funding, Inc. 7.625% 2021	7,225	5,888
U S WEST Capital Funding, Inc. 6.875% 2028	21,175	15,881
Qwest Capital Funding, Inc. 7.75% 2031	39,335	30,878
Sprint Capital Corp. 6.375% 2009	1,925	1,925
Nextel Communications, Inc., Series E, 6.875% 2013	103,850	81,577
Nextel Communications, Inc., Series F, 5.95% 2014	43,000	32,716
Nextel Communications, Inc., Series D, 7.375% 2015	134,905	103,941
Sprint Nextel Corp. 6.00% 2016	5,000	4,219
Sprint Capital Corp. 6.90% 2019	5,120	4,373
Sprint Capital Corp. 8.75% 2032	33,085	29,597
Centennial Communications Corp. 8.541% 2013[5]	47,300	47,359
Centennial Communications Corp. 10.00% 2013	2,250	2,351
Centennial Communications Corp. and Centennial Cellular Operating Co. LLC 10.125% 2013	17,500	18,287
Centennial Communications Corp., Centennial Cellular Operating Co. LLC and
Centennial Puerto Rico Operations Corp. 8.125% 2014[5]	60,275	61,179
American Tower Corp. 7.125% 2012	59,775	61,120
American Tower Corp. 7.50% 2012	43,300	44,274
American Tower Corp. 7.00% 2017[4]	11,135	11,163
SBC Communications Inc. 6.25% 2011	5,500	5,693
AT&T Corp. 7.30% 2011[5]	14,789	15,736
AT&T Wireless Services, Inc. 8.125% 2012	16,935	18,598
AT&T Inc. 4.95% 2013	8,750	8,761
SBC Communications Inc. 5.10% 2014	38,500	37,794
SBC Communications Inc. 5.625% 2016	10,000	9,917
AT&T Corp. 8.00% 2031[5]	5,000	5,695
AT&T Inc. 6.40% 2038	7,000	6,686
Verizon Global Funding Corp. 4.90% 2015	3,560	3,368
Verizon Communications Inc. 5.50% 2017	27,000	25,945
Verizon Communications Inc. 6.10% 2018	11,300	11,294
Verizon Global Funding Corp. 7.75% 2030	6,705	6,988
Verizon Communications Inc. 6.25% 2037	50,000	46,245
Verizon Communications Inc. 6.90% 2038	7,000	6,963
Windstream Corp. 8.125% 2013	7,500	7,613
Valor Telecommunications Enterprises, LLC and Valor Telecommunications Enterprises Finance Corp. 7.75% 2015	17,125	17,287
Windstream Corp. 8.625% 2016	63,950	65,069
Telecom Italia Capital SA 4.00% 2010	1,470	1,448
Telecom Italia Capital SA 4.875% 2010	1,630	1,619
Telecom Italia Capital SA, Series B, 5.25% 2013	2,700	2,551
Telecom Italia Capital SA 5.25% 2015	14,000	12,781
Telecom Italia Capital SA 6.999% 2018	24,400	24,299
Telecom Italia Capital SA 7.20% 2036	18,400	17,287
Telecom Italia Capital SA 7.721% 2038	30,100	29,715
Cricket Communications, Inc. 9.375% 2014	35,450	34,918
Cricket Communications, Inc. 10.875% 2014	19,000	18,715
Rural Cellular Corp. 8.25% 2012	4,000	4,110
Rural Cellular Corp. 8.623% 2012[5]	11,590	11,735
Rural Cellular Corp. 5.682% 2013[5]	36,300	36,482
British Telecommunications PLC 8.625% 2010[5]	2,000	2,149
British Telecommunications PLC 5.15% 2013	8,750	8,567
British Telecommunications PLC 5.95% 2018	33,250	32,050
British Telecommunications PLC 9.125% 2030[5]	5,800	6,898
MetroPCS Wireless, Inc., Term Loan B, 5.125% 2013[5,7,8]	13,802	13,181
MetroPCS Wireless, Inc. 9.25% 2014	17,300	16,868
Rogers Wireless Inc. 7.25% 2012	9,175	9,677
Rogers Wireless Inc. 7.50% 2015	16,750	17,770
Cincinnati Bell Inc. 7.25% 2013	26,275	25,487
Vodafone Group PLC 5.625% 2017	9,200	8,849
Vodafone Group PLC 6.15% 2037	16,560	14,960
ALLTEL Corp. 7.00% 2012	7,885	8,122
ALLTEL Corp., Term Loan B3, 5.208% 2015[5,7,8]	13,027	13,008
France Télécom 7.75% 2011[5]	15,500	16,517
Singapore Telecommunications Ltd. 6.375% 2011[4]	6,000	6,306
Singapore Telecommunications Ltd. 6.375% 2011	4,825	5,071
Singapore Telecommunications Ltd. 7.375% 2031[4]	3,800	4,128
Koninklijke KPN NV 8.00% 2010	10,000	10,591
Koninklijke KPN NV 8.375% 2030	3,020	3,453
Hawaiian Telcom Communications, Inc. 8.486% 2013[5]	15,920	5,652
Hawaiian Telcom Communications, Inc. 9.75% 2013	16,945	6,270
Hawaiian Telcom Communications, Inc., Series B, 12.50% 2015	7,075	1,521
Intelsat, Ltd. 6.50% 2013	14,850	11,063
PCCW-HKT Capital No. 3 Ltd. 5.25% 2015[4]	12,000	10,582
Level 3 Financing, Inc. 9.25% 2014	8,000	7,320
NTELOS Inc., Term Loan B, 5.27% 2011[5,7,8]	5,806	5,712
Embarq Corp. 6.738% 2013	5,000	4,819
Trilogy International Partners LLC, Term Loan B, 6.301% 2012[5,7,8]	5,250	4,750
Nordic Telephone Co. Holding ApS 8.875% 2016[4]	4,000	3,880
Citizens Communications Co. 7.875% 2027	3,725	3,297
		1,563,212

INFORMATION TECHNOLOGY — 1.76%
NXP BV and NXP Funding LLC 5.541% 2013[5]	114,045	89,953
NXP BV and NXP Funding LLC 7.875% 2014	120,850	101,212
NXP BV and NXP Funding LLC 9.50% 2015	204,515	142,138
Freescale Semiconductor, Inc., Term Loan B, 4.221% 2013[5,7,8]	10,013	9,052
Freescale Semiconductor, Inc. 6.651% 2014[5]	7,900	6,221
Freescale Semiconductor, Inc. 8.875% 2014	56,382	48,066
Freescale Semiconductor, Inc. 9.125% 2014[9]	123,175	100,388
Freescale Semiconductor, Inc. 10.125% 2016	152,550	120,514
Electronic Data Systems Corp. 7.125% 2009	10,315	10,606
Electronic Data Systems Corp., Series B, 6.50% 2013[5]	117,650	123,793
Electronic Data Systems Corp. 7.45% 2029	10,555	11,092
Sanmina-SCI Corp. 5.526% 2010[4,5]	1,732	1,723
Sanmina-SCI Corp. 6.75% 2013	25,085	22,451
Sanmina-SCI Corp. 5.526% 2014[4,5]	15,500	14,492
Sanmina-SCI Corp. 8.125% 2016	66,275	59,316
Jabil Circuit, Inc. 5.875% 2010	50,640	49,627
Jabil Circuit, Inc. 8.25% 2018	39,225	39,225
First Data Corp., Term Loan B2, 5.552% 2014[5,7,8]	60,964	56,177
First Data Corp., Bridge Loan, 9.375% 2015[3,5,7,8]	10,000	8,662
SunGard Data Systems Inc. 3.75% 2009	11,050	10,953
SunGard Data Systems Inc. 9.125% 2013	48,900	50,245
KLA-Tencor Corp. 6.90% 2018	50,500	49,428
Western Union Co. 2.869% 2008[5]	17,000	16,992
Western Union Co. 5.40% 2011	5,000	5,002
Western Union Co. 5.93% 2016	24,000	23,238
Celestica Inc. 7.875% 2011	16,540	16,705
Celestica Inc. 7.625% 2013	23,320	22,387
Ceridian Corp. 11.25% 2015[4]	28,425	25,938
National Semiconductor Corp. 6.15% 2012	18,750	18,995
Hughes Communications, Inc. 9.50% 2014	15,750	16,006
Sensata Technologies BV, Term Loan B, 4.543% 2013[5,7,8]	3,792	3,324
Sensata Technologies BV 8.00% 2014[5]	11,000	9,405
Serena Software, Inc. 10.375% 2016	13,430	12,473
Oracle Corp. 5.75% 2018	10,000	9,995
Hewlett-Packard Co. 5.50% 2018	9,500	9,351
Nortel Networks Ltd. 7.041% 2011[5]	6,500	6,159
Nortel Networks Ltd. 10.125% 2013	3,250	3,189
Xerox Corp. 7.125% 2010	9,000	9,299
MagnaChip Semiconductor SA and MagnaChip Semiconductor Finance Co. 8.00% 2014	30,005	8,851
		1,342,643

INDUSTRIALS — 1.64%
Continental Airlines, Inc. 8.75% 2011	29,250	20,548
Continental Airlines, Inc., Series 2000-2, Class A-2, 7.487% 2012[7]	11,700	11,335
Continental Airlines, Inc., Series 1997-1, Class A, 7.461% 2016[7]	9,988	8,290
Continental Airlines, Inc., Series 2001-1, Class B, 7.373% 2017[7]	5,741	5,368
Continental Airlines, Inc., Series 1998-1, Class B, 6.748% 2018[7]	1,318	1,028
Continental Airlines, Inc., Series 1998-1, Class A, 6.648% 2019[7]	17,650	16,061
Continental Airlines, Inc., Series 1997-4, Class A, 6.90% 2019[7]	5,013	4,362
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[7]	862	718
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[7]	16,036	14,192
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[7]	837	651
Continental Airlines, Inc., Series 2003-ERJ3, Class A, 7.875% 2020[7]	11,719	7,973
Continental Airlines, Inc., Series 1999-2, Class A-1, 7.256% 2021[7]	705	627
Continental Airlines, Inc., Series 1999-2, Class B, 7.566% 2021[7]	5,408	4,555
Continental Airlines, Inc., Series 2001-1, Class A-1, 6.703% 2022[7]	14,448	12,588
Continental Airlines, Inc., Series 2007-1, Class B, 6.903% 2022[7]	11,380	8,023
Continental Airlines, Inc., Series 2000-2, Class A-1, 7.707% 2022[7]	2,704	2,361
Continental Airlines, Inc., Series 2000-1, Class A-1, 8.048% 2022[7]	6,823	6,425
Continental Airlines, Inc., Series 2000-1, Class B, 8.388% 2022[7]	5,852	4,684
Nielsen Finance LLC, Term Loan B, 4.734% 2013[5,7,8]	5,984	5,570
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014	55,100	55,789
Nielsen Finance LLC and Nielsen Finance Co. 10.00% 2014[4]	10,100	10,226
Nielsen Finance LLC and Nielsen Finance Co. 0%/12.50% 2016[10]	64,150	44,103
United Air Lines, Inc., Series 2001-1, Class A-2, 6.201% 2010[7]	4,717	4,670
United Air Lines, Inc., Series 2000-2, Class B, 7.811% 2011[7,11]	5,302	6,031
United Air Lines, Inc., Series 2000-2, Class A-2, 7.186% 2012[7]	35,060	34,720
United Air Lines, Inc., Term Loan B, 4.50% 2014[5,7,8]	43,236	31,604
United Air Lines, Inc., Series 2001-1, Class A-1, 6.071% 2014[7]	3,499	3,442
United Air Lines, Inc., Series 2001-1, Class A-3, 6.602% 2015[7]	1,853	1,823
United Air Lines, Inc., Series 1996-A2, 7.87% 2019[7,11]	2,453	849
United Air Lines, Inc., Series 2007-1, Class B, 7.336% 2021[4,7]	5,225	3,932
United Air Lines, Inc., Series 2007-1, Class A, 6.636% 2024[7]	9,330	7,634
US Investigations Services, Inc., Term Loan B, 5.551% 2015[5,7,8]	18,857	17,474
US Investigations Services, Inc. 10.50% 2015[4]	41,545	37,806
US Investigations Services, Inc. 11.75% 2016[4]	15,775	13,488
Delta Air Lines, Inc., Series 2000-1, Class A-2, 7.57% 2012[7]	8,050	7,587
Delta Air Lines, Inc., Series 2002-1, Class G-2, MBIA insured, 6.417% 2014[7]	46,035	40,050
Delta Air Lines, Inc., Series 1992-A2, 9.20% 2014[7,11]	3,345	3,173
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[7]	19,813	16,197
Ashtead Group PLC 8.625% 2015[4]	15,700	13,816
Ashtead Capital, Inc. 9.00% 2016[4]	58,885	52,113
American Airlines, Inc., Series 2003-1, Class G, AMBAC insured, 3.857% 2012[7]	1,404	1,275
American Airlines, Inc., Series 2001-1, Class A-2, 6.817% 2012[7]	17,745	13,575
American Airlines, Inc., Series 2001-2, Class A-1, 6.978% 2012[7]	2,349	2,220
American Airlines, Inc., Series 2001-2, Class B, 8.608% 2012[7]	4,595	3,722
AMR Corp. 9.00% 2012	11,000	6,545
American Airlines, Inc., Series 2001-2, Class A-2, 7.858% 2013[7]	17,138	15,767
AMR Corp. 9.00% 2016	2,000	1,190
American Airlines, Inc., Series 2001-1, Class B, 7.377% 2019[7]	14,806	7,616
AMR Corp. 10.00% 2021[3]	3,000	1,800
American Airlines, Inc., Series 2001-1, Class A-1, 6.977% 2022[7]	7,423	5,642
Allied Waste North America, Inc., Series B, 6.50% 2010	12,000	12,060
Allied Waste North America, Inc., Series B, 5.75% 2011	18,800	18,659
Allied Waste North America, Inc. 7.875% 2013	2,500	2,556
Allied Waste North America, Inc., Series B, 6.125% 2014	2,500	2,356
Allied Waste North America, Inc., Series B, 7.375% 2014	4,500	4,511
Allied Waste North America, Inc. 7.25% 2015	8,500	8,436
Allied Waste North America, Inc. 6.875% 2017	7,250	6,996
Northwest Airlines, Inc., Term Loan B, 6.31% 2013[3,5,7,8]	6,397	5,461
Northwest Airlines, Inc., Term Loan A, 4.56% 2018[3,5,7,8]	60,067	48,880
General Electric Capital Corp., Series A, 4.80% 2013	13,000	12,818
General Electric Co. 5.25% 2017	11,250	10,919
General Electric Capital Corp., Series A, 3.164% 2026[5]	25,000	21,326
ARAMARK Corp., Term Loan B, 4.676% 2014[5,7,8]	12,047	11,503
ARAMARK Corp., Term Loan B, Letter of Credit, 4.676% 2014[5,7,8]	765	731
ARAMARK Corp. 6.373% 2015[5]	8,050	7,446
ARAMARK Corp. 8.50% 2015	24,575	24,606
Sequa Corp., Term Loan B, 6.06% 2014[5,7,8]	38,982	36,972
Koninklijke Philips Electronics NV 5.75% 2018	26,000	25,723
Koninklijke Philips Electronics NV 6.875% 2038	10,700	11,036
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class B, 7.156% 2011[4,7]	24,805	25,693
BAE SYSTEMS 2001 Asset Trust, Series 2001, Class G, MBIA insured, 6.664% 2013[4,7]	10,092	10,420
Hutchison Whampoa International Ltd. 7.00% 2011[4]	5,000	5,246
Hutchison Whampoa International Ltd. 6.50% 2013[4]	25,000	25,689
Waste Management, Inc. 6.50% 2008	5,000	5,041
Waste Management, Inc. 5.00% 2014	7,000	6,493
WMX Technologies, Inc. 7.10% 2026	10,125	9,795
NTK Holdings Inc. 0%/10.75% 2014[7,10]	13,500	5,636
THL Buildco, Inc. 8.50% 2014	27,325	15,609
Hawker Beechcraft Acquisition Co., LLC 8.50% 2015	5,300	5,327
Hawker Beechcraft Acquisition Co., LLC 8.875% 2015[9]	11,530	11,444
Hawker Beechcraft Acquisition Co., LLC 9.75% 2017	4,105	4,074
USG Corp. 6.30% 2016	10,000	8,000
USG Corp. 8.00% 2018	14,650	12,746
CSX Corp. 5.75% 2013	4,960	4,824
CSX Corp. 6.25% 2015	3,460	3,357
CSX Corp. 6.15% 2037	11,800	9,539
American Standard Inc. 7.625% 2010	16,501	17,290
Navios Maritime Holdings Inc. 9.50% 2014	15,825	15,548
CEVA Group PLC 10.00% 2014[4]	8,825	8,957
CEVA Group PLC, Bridge Loan, 7.208% 2015[3,5,7,8]	6,691	4,516
Atrium Companies, Inc., Term Loan B, 6.54% 2012[5,7,8]	14,002	11,528
ACIH, Inc. 11.50% 2012[4,11]	6,125	1,868
Caterpillar Financial Services Corp., Series F, 2.865% 2008[5]	400	400
Caterpillar Financial Services Corp., Series F, 4.85% 2012	5,000	5,056
Caterpillar Financial Services Corp., Series F, 5.50% 2016	5,000	5,027
Caterpillar Financial Services Corp., Series F, 5.85% 2017	2,000	2,047
Atlas Copco AB 5.60% 2017[4]	11,405	11,091
DRS Technologies, Inc. 6.875% 2013	275	278
DRS Technologies, Inc. 6.625% 2016	10,250	10,404
DRS Technologies, Inc. 7.625% 2018	200	209
B/E Aerospace 8.50% 2018	9,525	9,858
Norfolk Southern Corp. 5.75% 2018	10,000	9,788
Union Pacific Corp. 5.75% 2017	2,065	2,009
Union Pacific Corp. 5.70% 2018	8,000	7,744
Tyco International Group SA 6.125% 2008	8,000	8,020
Tyco International Group SA 7.00% 2019[4]	600	602
Tyco International Group SA 6.875% 2021[4]	1,000	994
DynCorp International and DIV Capital Corp., Series A, 9.50% 2013	5,230	5,184
DynCorp International and DIV Capital Corp. 9.50% 2013[4]	4,445	4,412
John Deere Capital Corp. 4.875% 2009	4,000	4,043
John Deere Capital Corp. 5.40% 2011	2,000	2,039
John Deere Capital Corp. 5.10% 2013	500	504
John Deere Capital Corp., Series D, 5.50% 2017	2,500	2,485
Accuride Corp. 8.50% 2015	12,100	8,289
RBS Global, Inc. and Rexnord LLC 9.50% 2014	7,800	7,488
RBS Global, Inc. and Rexnord LLC 8.875% 2016	575	529
Esco Corp. 6.651% 2013[4,5]	3,725	3,520
Esco Corp. 8.625% 2013[4]	4,000	4,010
Esterline Technologies Corp. 6.625% 2017	7,500	7,200
RSC Holdings III, LLC, Second Lien Term Loan B, 6.30% 2013[3,5,7,8]	8,105	6,970
TransDigm Inc. 7.75% 2014	6,865	6,728
H&E Equipment Services, Inc. 8.375% 2016	6,800	5,882
Lockheed Martin Corp. 4.121% 2013	5,000	4,843
BNSF Funding Trust I 6.613% 2055[5]	2,910	2,580
Canadian National Railway Co. 4.95% 2014	2,000	1,990
Alion Science and Technology Corp. 10.25% 2015	1,740	1,211
		1,256,307

HEALTH CARE — 1.28%
Tenet Healthcare Corp. 6.375% 2011	3,345	3,312
Tenet Healthcare Corp. 7.375% 2013	3,495	3,303
Tenet Healthcare Corp. 9.875% 2014	140,615	142,021
Tenet Healthcare Corp. 9.25% 2015	31,845	31,805
HealthSouth Corp. 9.133% 2014[5]	41,025	41,948
HealthSouth Corp. 10.75% 2016	85,700	92,127
Boston Scientific Corp. 5.45% 2014	10,400	9,724
Boston Scientific Corp. 6.40% 2016	43,898	42,362
Boston Scientific Corp. 5.125% 2017	12,785	11,251
Boston Scientific Corp. 7.00% 2035	54,145	48,730
HCA Inc., Term Loan B, 5.051% 2013[5,7,8]	87,153	82,110
HCA Inc. 9.125% 2014	2,090	2,158
HCA Inc. 9.25% 2016	3,650	3,769
HCA Inc. 9.625% 2016[9]	3,400	3,511
VWR Funding, Inc. 10.25% 2015[5,9]	73,210	67,536
PTS Acquisition Corp. 9.50% 2015[9]	55,635	49,376
Warner Chilcott Corp. 8.75% 2015	44,424	45,312
Elan Finance PLC and Elan Finance Corp. 7.75% 2011	4,250	4,091
Elan Finance PLC and Elan Finance Corp. 6.807% 2013[5]	13,570	12,417
Elan Finance PLC and Elan Finance Corp. 8.875% 2013	19,350	18,963
Mylan Inc., Term Loan B, 6.063% 2014[5,7,8]	33,452	33,175
Cardinal Health, Inc. 4.00% 2015	25,000	22,713
Cardinal Health, Inc. 5.80% 2016	10,000	9,773
GlaxoSmithKline Capital Inc. 4.85% 2013	13,500	13,513
GlaxoSmithKline Capital Inc. 6.375% 2038	16,850	16,825
Team Finance LLC and Health Finance Corp. 11.25% 2013	26,600	27,797
Coventry Health Care, Inc. 6.30% 2014	26,750	25,078
UnitedHealth Group Inc. 4.875% 2013	3,500	3,370
UnitedHealth Group Inc. 4.875% 2013	1,500	1,454
UnitedHealth Group 6.00% 2017	12,430	11,811
CHS/Community Health Systems, Inc. 8.875% 2015	15,665	15,861
Hospira, Inc. 3.281% 2010[5]	10,000	9,617
Hospira, Inc. 5.55% 2012	5,295	5,243
Surgical Care Affiliates, Inc. 8.875% 2015[4,9]	5,250	4,607
Surgical Care Affiliates, Inc. 10.00% 2017[4]	9,500	7,363
Humana Inc. 6.45% 2016	10,000	9,513
AMR HoldCo, Inc. and EmCare HoldCo, Inc. 10.00% 2015	8,565	9,036
Symbion Inc. 11.00% 2015[4,5,9]	10,250	7,790
AstraZeneca PLC 5.40% 2012	7,000	7,205
Viant Holdings Inc. 10.125% 2017[4]	8,335	7,085
Biogen Idec Inc. 6.00% 2013	6,000	5,965
Abbott Laboratories 5.60% 2017	4,615	4,663
Bausch & Lomb Inc. 9.875% 2015[4]	2,250	2,312
		977,595

UTILITIES — 1.28%
Texas Competitive Electric Holdings Co. LLC, Term Loan B2, 6.234% 2014[5,7,8]	19,377	18,250
Texas Competitive Electric Holdings Co. LLC 10.25% 2015[4]	164,804	165,628
Texas Competitive Electric Holdings Co. LLC, Series B, 10.25% 2015[4]	60,355	60,657
Edison Mission Energy 7.50% 2013	32,525	32,850
Edison Mission Energy 7.75% 2016	35,300	35,565
Midwest Generation, LLC, Series B, 8.56% 2016[7]	11,625	12,002
Edison Mission Energy 7.00% 2017	19,525	18,549
Edison Mission Energy 7.20% 2019	39,450	37,280
Homer City Funding LLC 8.734% 2026[7]	12,561	13,378
Edison Mission Energy 7.625% 2027	20,850	18,452
Southern California Edison Co., First and Refunding Mortgage Bonds, Series 2006-E, 5.55% 2037	6,500	6,002
AES Corp. 9.50% 2009	39,554	40,741
AES Corp. 9.375% 2010	7,502	7,933
AES Corp. 8.75% 2013[4]	38,707	40,352
AES Corp. 7.75% 2015	10,000	9,925
AES Red Oak, LLC, Series A, 8.54% 2019[7]	36,423	37,880
AES Red Oak, LLC, Series B, 9.20% 2029[7]	7,000	7,280
NRG Energy, Inc. 7.25% 2014	24,525	23,973
NRG Energy, Inc. 7.375% 2016	76,625	74,518
Nevada Power Co., General and Refunding Mortgage Bonds, Series A, 8.25% 2011	6,000	6,481
Sierra Pacific Power Co., General and Refunding Mortgage Notes, Series H, 6.25% 2012	7,500	7,704
Nevada Power Co., General and Refunding Mortgage Notes, Series I, 6.50% 2012	4,250	4,401
Sierra Pacific Resources 8.625% 2014	2,725	2,868
Nevada Power Co., General and Refunding Mortgage Notes, Series L, 5.875% 2015	5,675	5,627
Nevada Power Co., General and Refunding Mortgage Notes, Series M, 5.95% 2016	13,700	13,578
Sierra Pacific Resources 6.75% 2017	3,000	2,940
MidAmerican Energy Co. 4.65% 2014	3,200	3,083
MidAmerican Energy Co. 5.95% 2017	7,000	7,118
MidAmerican Energy Holdings Co. 5.75% 2018[4]	20,000	19,742
MidAmerican Energy Holdings Co. 6.125% 2036	10,150	9,563
MidAmerican Energy Holdings Co. 6.50% 2037	3,000	2,968
Israel Electric Corp. Ltd. 7.95% 2011[4]	5,000	5,175
Israel Electric Corp. Ltd. 7.70% 2018[4]	22,500	22,879
Israel Electric Corp. Ltd. 7.25% 2019[4]	1,800	1,786
Israel Electric Corp. Ltd. 8.10% 2096[3,4]	4,905	4,391
Cilcorp Inc. 8.70% 2009	9,000	9,168
Union Electric Co. 5.40% 2016	8,000	7,482
Illinois Power Co. 6.125% 2017	5,000	4,768
Cilcorp Inc. 9.375% 2029	3,000	3,109
E.ON International Finance BV 5.80% 2018[4]	23,000	22,635
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2016[4]	11,000	10,361
Abu Dhabi National Energy Co. PJSC (TAQA) 6.165% 2017[4]	4,000	3,813
Abu Dhabi National Energy Co. PJSC (TAQA) 6.50% 2036[4]	7,750	6,763
National Rural Utilities Cooperative Finance Corp. 5.50% 2013	19,000	19,335
PSEG Power LLC 7.75% 2011	7,500	7,898
PSEG Power LLC 5.00% 2014	10,000	9,500
Public Service Electric and Gas Co., Series E, 5.30% 2018	1,000	977
Virginia Electric and Power Co., Series 2003-A, 4.75% 2013	6,000	5,887
Virginia Electric and Power Co., Series B, 5.95% 2017	4,500	4,539
Virginia Electric and Power Co., Series A, 6.00% 2037	2,250	2,096
Mirant Americas Generation, Inc. 8.30% 2011	9,000	9,225
Veolia Environnement 5.25% 2013	8,000	8,001
AES Panamá, SA 6.35% 2016[4]	8,000	7,947
Appalachian Power Co., Series M, 5.55% 2011	3,000	3,015
Ohio Power Co., Series K, 6.00% 2016	5,000	4,921
Alabama Power Co., Series R, 4.70% 2010	1,250	1,270
Alabama Power Co., Series Q, 5.50% 2017	5,000	5,015
Carolina Power & Light Co. d/b/a Progress Energy Carolinas, Inc. 5.25% 2015	6,000	6,016
Duke Energy Corp., First and Refunding Mortgage Bonds, 5.30% 2015	5,000	5,016
PECO Energy Co., First and Refunding Mortgage Bonds, 5.70% 2037	5,000	4,560
Constellation Energy Group, Inc. 6.125% 2009	4,030	4,070
Pacific Gas and Electric Co., First Mortgage Bonds, 6.05% 2034	4,000	3,786
Enersis SA 7.375% 2014	3,500	3,728
Intergen Power 9.00% 2017[4]	3,000	3,075
Centerpoint Energy, Inc., Series B, 6.85% 2015	3,000	3,056
Tri-State Generation and Transmission Assn. Inc., Pass Through Trust, Series 2003-A, 6.04% 2018[4,7]	2,461	2,461
FPL Energy National Wind Portfolio, LLC 6.125% 2019[4,7]	1,754	1,746
		976,758

ENERGY — 1.14%
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[4,7]	15,892	15,928
Ras Laffan Liquefied Natural Gas Co. Ltd. 3.437% 2009[7]	306	306
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[4,7]	13,329	14,760
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 2014[7]	4,325	4,789
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,7]	49,350	46,181
Ras Laffan Liquefied Natural Gas III 5.838% 2027[4,7]	55,650	48,068
Williams Companies, Inc. and Credit Linked Certificate Trust 6.75% 2009[4]	8,000	8,140
Williams Companies, Inc. 4.791% 2010[4,5]	8,000	7,880
Williams Companies, Inc. 6.375% 2010[4]	4,700	4,841
Transcontinental Gas Pipe Line Corp., Series B, 7.00% 2011	10,000	10,450
Williams Companies, Inc. 7.125% 2011	38,750	40,494
Williams Companies, Inc. 8.125% 2012	14,810	15,921
Williams Companies, Inc. 7.875% 2021	15,125	16,146
Williams Companies, Inc. 8.75% 2032	12,500	14,250
Enterprise Products Operating LP 4.95% 2010	2,400	2,391
Enterprise Products Operating LP 7.50% 2011	2,400	2,516
Enterprise Products Operating LLC 5.65% 2013	10,000	9,989
Enterprise Products Operating LP, Series B, 5.00% 2015	7,000	6,628
Enterprise Products Operating LP 6.875% 2033	5,750	5,577
Enterprise Products Operating LP 8.375% 2066[5]	30,280	29,626
Enterprise Products Operating LP 7.034% 2068[5]	35,720	31,197
Southern Natural Gas Co. 5.90% 2017[4]	11,740	11,351
El Paso Natural Gas Co. 5.95% 2017	7,500	7,227
Tennessee Gas Pipeline Co. 7.00% 2028	71,500	69,191
Gaz Capital SA 8.146% 2018[4]	3,250	3,307
Gaz Capital SA 6.51% 2022[4]	42,310	37,402
Gaz Capital SA, Series 9, 6.51% 2022	9,500	8,398
Gaz Capital SA 7.288% 2037[4]	24,925	22,328
TransCanada PipeLines Ltd. 6.20% 2037	800	730
TransCanada PipeLines Ltd. 6.35% 2067[5]	78,600	66,527
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[4,7]	26,466	24,881
Tengizchevroil Finance Co. S.àr.l., Series A, 6.124% 2014[7]	8,358	7,857
Drummond Co., Inc. 7.375% 2016[4]	35,705	32,492
Premcor Refining Group Inc. 6.125% 2011	14,500	14,622
Premcor Refining Group Inc. 6.75% 2011	11,150	11,380
Enbridge Energy Partners, LP 6.50% 2018[4]	5,225	5,204
Enbridge Energy Partners, LP 8.05% 2067[5]	20,045	18,226
Enbridge Inc. 5.60% 2017	20,400	19,553
Sunoco, Inc. 4.875% 2014	10,060	9,363
Sunoco, Inc. 5.75% 2017	10,000	9,527
Kinder Morgan Energy Partners LP 5.85% 2012	2,400	2,429
Kinder Morgan Energy Partners LP 5.125% 2014	10,325	9,830
Kinder Morgan Energy Partners LP 6.00% 2017	5,200	5,144
Qatar Petroleum 5.579% 2011[4,7]	13,334	13,610
Canadian Natural Resources Ltd. 5.45% 2012	5,600	5,619
Canadian Natural Resources Ltd. 5.70% 2017	7,350	7,173
Forest Oil Corp. 7.25% 2019	13,500	12,758
Williams Partners L.P. and Williams Partners Finance Corp. 7.25% 2017	12,325	12,356
Pemex Project Funding Master Trust 7.875% 2009	1,297	1,334
Pemex Project Funding Master Trust 5.75% 2018[4]	4,500	4,403
Pemex Project Funding Master Trust 6.625% 2035[4]	5,000	4,914
Devon Financing Corp., ULC 6.875% 2011	10,000	10,572
Rockies Express Pipeline LLC 6.85% 2018[4]	10,000	10,190
XTO Energy Inc. 5.90% 2012	2,400	2,426
XTO Energy Inc. 6.25% 2017	7,750	7,747
Husky Energy Inc. 6.20% 2017	800	797
Husky Energy Inc. 6.80% 2037	8,625	8,431
TEPPCO Partners LP 7.00% 2067[5]	8,055	6,983
Petroplus Finance Ltd. 6.75% 2014[4]	3,750	3,300
Petroplus Finance Ltd. 7.00% 2017[4]	3,750	3,263
Petrobas International Finance Co. 6.125% 2016	6,000	6,090
Marathon Oil Corp. 6.00% 2017	800	791
Marathon Oil Corp. 5.90% 2018	5,000	4,873
PETRONAS Capital Ltd. 7.00% 2012[4]	4,000	4,311
Delek & Avner-Yam Tethys Ltd. 5.326% 2013[4,7]	2,891	2,905
TNK-BP Finance SA 7.50% 2016[4]	1,500	1,365
		869,258

ASSET-BACKED OBLIGATIONS[7] — 1.02%
Drive Auto Receivables Trust, Series 2005-1, Class A-4, MBIA insured, 4.01% 2012	4,585	4,582
Drive Auto Receivables Trust, Series 2005-2, Class A-3, MBIA insured, 4.26% 2012[4]	7,154	7,055
Drive Auto Receivables Trust, Series 2005-3, Class A-4, FSA insured, 5.09% 2013[4]	20,000	19,775
Drive Auto Receivables Trust, Series 2006-2, Class A-3, MBIA insured, 5.33% 2014[4]	20,000	19,050
Washington Mutual Master Note Trust, Series 2006-A3A, Class A-3, 2.488% 2013[4,5]	8,000	7,570
Washington Mutual Master Note Trust, Series 2007-C1, Class C-1, 2.858% 2014[4,5]	7,550	5,753
Washington Mutual Master Note Trust, Series 2007-A4A, Class A-4, 5.20% 2014[4]	17,475	16,503
Washington Mutual Master Note Trust, Series 2006-A2A, Class A, 2.508% 2015[4,5]	17,000	14,920
Washington Mutual Master Note Trust, Series 2006-C2A, Class C-2, 2.958% 2015[4,5]	2,300	1,695
CSAB Mortgage-backed Trust, Series 2006-3, Class A-2, 2.621% 2036[5]	18,294	15,473
CSAB Mortgage-backed Trust, Series 2006-4, Class A-2-B, 2.621% 2036[5]	8,651	6,034
CSAB Mortgage-backed Trust, Series 2006-2, Class A-2, 2.631% 2036[5]	22,064	18,903
CSAB Mortgage-backed Trust, Series 2006-2, Class A-6-A, 5.72% 2036[5]	6,923	5,648
Honda Auto Receivables Owner Trust, Series 2006-3, Class A-4, 5.11% 2012	17,500	17,642
Honda Auto Receivables Owner Trust, Series 2007-2, Class A-4, 5.57% 2013	24,500	25,144
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2, Class A-2D, 6.164% 2036[5]	22,289	14,439
Citigroup Mortgage Loan Trust, Inc., Series 2006-WF2, Class A-2E, 6.351% 2036[5]	7,000	4,550
Citigroup Mortgage Loan Trust, Inc., Series 2007-AMC2, Class A-3B, 2.641% 2037[5]	25,000	15,305
AmeriCredit Automobile Receivables Trust, Series 2007-C-M, Class A-4-A, MBIA insured, 5.55% 2014	12,000	10,684
AmeriCredit Automobile Receivables Trust, Series 2007-D-F, Class A-4-A, FSA insured, 5.56% 2014	7,000	6,813
AmeriCredit Automobile Receivables Trust, Series 2008-A-F, Class A-4, FSA insured, 6.96% 2014	15,000	14,970
UPFC Auto Receivables Trust, Series 2005-B, Class A-3, XLCA insured, 4.98% 2011	3,973	3,792
UPFC Auto Receivables Trust, Series 2007-B, Class A-3, AMBAC insured, 6.15% 2014	23,250	21,928
CPS Auto Receivables Trust, Series 2006-A, Class 1-A-4, FSA insured, 5.33% 2012[4]	7,500	6,957
CPS Auto Receivables Trust, Series 2006-C, Class A-4, XLCA insured, 5.14% 2013[4]	10,000	8,832
CPS Auto Receivables Trust, Series 2007-B, Class A-4, FSA insured, 5.60% 2014[4]	10,000	8,997
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A-3, 4.14% 2012	10,000	10,068
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A-3, 5.12% 2014	8,040	8,154
ARG Funding Corp., Series 2005-2, Class A-4, AMBAC insured, 4.84% 2011[4]	20,000	18,191
Advanta Business Card Master Trust, Series 2005-A2, Class A-2, 2.588% 2013[5]	18,000	17,184
CWABS Asset-backed Certificates Trust, Series 2007-2, Class 2-A-3, 2.601% 2037[5]	20,000	11,255
CWABS Asset-backed Certificates Trust, Series 2006-14, Class 2-A-2, 2.611% 2037[5]	7,125	5,191
Triad Automobile Receivables Trust, Series 2006-C, Class A-3, AMBAC insured, 5.26% 2011	7,573	7,398
Triad Automobile Receivables Trust, Series 2005-A, Class A-4, AMBAC insured, 4.22% 2012	8,946	8,541
American Express Issuance Trust, Series 2005-1, Class C, 2.788% 2011[5]	17,500	15,917
J.P. Morgan Alternative Loan Trust, Series 2006-S1, Class 3-A-5, 5.73% 2036[5]	19,462	14,769
Santander Drive Auto Receivables Trust, Series 2007-1, Class A-3, FGIC insured, 5.05% 2011	15,000	14,766
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-3, FSA insured, 5.17% 2011	3,797	3,764
Long Beach Acceptance Auto Receivables Trust, Series 2006-B, Class A-4, FSA insured, 5.18% 2013	11,500	10,834
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA2, Class A-I-5, FGIC insured, 5.63% 2036[5]	10,000	4,183
Residential Funding Mortgage Securities II, Inc., Series 2007-HSA2, Class A-1F, MBIA insured, 8.47% 2037[5]	10,810	10,297
Susquehanna Auto Lease Trust, Series 2007-1, Class A-3, 5.25% 2010[4]	14,250	14,476
CWHEQ Revolving Home Equity Loan Trust, Series 2007-C, Class A, FGIC insured, 2.608% 2037[5]	34,672	14,114
Nissan Auto Lease Trust, Series 2008-A, Class A-3a, 5.14% 2011	14,000	14,081
Home Equity Mortgage Trust, Series 2006-2, Class 1A-1, 5.367% 2036[3,5]	2,894	1,013
Home Equity Mortgage Trust, Series 2006-4, Class A-1, 5.671% 2036[5]	5,951	1,883
Home Equity Mortgage Trust, Series 2006-6, Class 2A-1, 2.561% 2037[5]	25,030	6,074
Home Equity Mortgage Trust, Series 2006-5, Class A-1, 5.50% 2037[5]	15,091	4,312
Securitized Asset-backed Receivables LLC Trust, Series 2006-HE2, Class A-2C, 2.611% 2036[3,5]	17,043	8,010
Securitized Asset-backed Receivables LLC Trust, Series 2006-NC3, Class A-2B, 2.611% 2036[5]	7,950	5,103
Prestige Auto Receivables Trust, Series 2005-1A, Class A-2, FSA insured, 4.37% 2012[4]	4,342	4,348
Prestige Auto Receivables Trust, Series 2006-1A, Class A-2, FSA insured, 5.25% 2013[4]	7,151	6,999
Capital One Multi-asset Execution Trust, Series 2005-1, Class C, 2.858% 2013[5]	6,000	5,505
Capital One Multi-asset Execution Trust, Series 2006-1, Class C, 2.748% 2014[5]	2,000	1,719
Capital One Multi-asset Execution Trust, Series 2003-3, Class C, 4.708% 2016[5]	4,600	4,026
BMW Vehicle Owner Trust, Series 2006-A, Class A-4, 5.07% 2011	11,044	11,132
Drivetime Auto Owner Trust, Series 2005-C, Class A-3, MBIA insured, 5.006% 2011[4,5]	2,863	2,801
Drivetime Auto Owner Trust, Series 2006-A, Class A-3, XLCA insured, 5.501% 2011[4,5]	7,782	7,512
Discover Card Execution Note Trust, Series 2008-3, Class A, 5.10% 2013	10,125	10,187
Chase Issuance Trust, Series 2008-4, Class A, 4.65% 2015	10,000	9,805
SACO I Trust, Series 2005-4, Class M-1, 3.061% 2035[3,4,5]	3,000	1,022
SACO I Trust, Series 2006-7, Class A, 2.591% 2036[5]	27,882	5,961
SACO I Trust, Series 2006-12, Class I-A, 2.601% 2036[5]	13,033	2,427
J.P. Morgan Mortgage Acquisition Corp., Series 2005-FRE1, Class A-F-4, 5.488% 2035[5]	11,978	9,118
Option One Mortgage Loan Trust, Series 2006-3, Class II-A-2, 2.561% 2037[5]	10,000	8,970
MBNA Credit Card Master Note Trust, Series 2003-1, Class C, 4.158% 2012[5]	3,600	3,529
MBNA Credit Card Master Note Trust, Series 2001-C, Class C, 7.10% 2013[4]	5,000	4,906
Conseco Finance Home Loan Trust, Series 1999-G, Class B-2, 10.96% 2029[3]	15,194	8,357
Ameriquest Mortgage Securities Trust, Series 2006-M3, Class A-2C, 2.621% 2036[5]	12,000	8,200
AEP Texas Central Transitioning Funding II LLC, Senior Secured Transition Bonds, Series A, Class A-3, 5.09% 2015	8,265	8,160
Home Equity Asset Trust, Series 2004-7, Class M-1, 3.081% 2035[5]	10,000	7,697
Home Equity Asset Trust, Series 2005-2, Class B-4, 5.961% 2035[3,4,5]	4,820	2
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-2, FGIC insured, 6.054% 2037[5]	5,000	2,800
GMAC Mortgage Loan Trust, Series 2007-HE2, Class A-3, FGIC insured, 6.193% 2037[5]	10,000	4,694
New Century Home Equity Loan Trust, Series 2006-2, Class A-2-b, 2.621% 2036[5]	9,000	7,292
CWABS, Inc., Series 2005-11, Class AF-2, 4.657% 2036[5]	7,194	7,090
CarMax Auto Owner Trust, Series 2007-2, Class A-3, 5.23% 2011	7,000	7,003
Vanderbilt Mortgage and Finance, Inc., Series 1999-B, Class I-A-6, 6.925% 2024	6,981	6,970
Residential Asset Securities Corp. Trust, Series 2001-KS3, Class A-I-6, 5.96% 2031	5,058	4,452
Residential Asset Securities Corp. Trust, Series 2003-KS6, Class A-2, 3.061% 2033[5]	140	90
Residential Asset Securities Corp. Trust, Series 2006-KS3, Class M-2, 2.801% 2036[3,5]	10,000	2,316
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2005-2, Class A-6, AMBAC insured, 5.08% 2011[4]	6,375	6,002
Structured Asset Investment Loan Trust, Series 2006-BNC2, Class A-5, 2.621% 2036[5]	10,000	5,788
Ameriquest Mortgage Securities Inc., Series 2003-12, Class M-1, 3.211% 2034[5]	7,000	5,743
RAMP Trust, Series 2003-RZ4, Class A-7, 4.79% 2033[5]	6,008	5,669
MASTR Asset-backed Securities Trust, Series 2007-HE1, Class A-2, 2.611% 2037[5]	6,600	5,378
First Franklin Mortgage Loan Trust, Series 2006-FFA, Class A-3, 2.581% 2026[5]	16,940	5,361
BNC Mortgage Loan Trust, Series 2007-3, Class A3, 2.591% 2037[5]	5,819	4,783
Citibank Credit Card Issuance Trust, Series 2008, Class C6, 6.30% 2014	2,000	1,826
Citibank Credit Card Issuance Trust, Series 2008, Class A5, 4.85% 2015	3,000	2,956
MBNA Master Credit Card Trust II, Series 2000-H, Class B, 3.058% 2013[5]	5,000	4,768
CWHEQ Home Equity Loan Trust, Series 2006-S2, Class A-5, FGIC insured, 5.753% 2027	10,000	4,654
Metropolitan Asset Funding, Inc., Series 1998-A, Class B-1, 7.728% 2014[3,4]	4,651	4,462
Bear Stearns Asset-backed Securities I Trust, Series 2005-CL1, Class A-1, 2.961% 2034[5]	4,726	3,489
BA Credit Card Trust, Series 2007-2, Class C-2, 2.728% 2012[5]	3,315	3,157
Long Beach Mortgage Loan Trust, Series 2006-A, Class A-1, 2.551% 2036[5]	16,157	2,580
NovaStar Mortgage Funding Trust, Series 2004-4, Class B-1, 4.161% 2035[5]	7,500	2,578
GSAA Home Equity Trust, Series 2006-7, Class AF-5A, 6.205% 2046[5]	2,800	2,356
First USA Credit Card Master Trust, Series 1998-6, Class C, 6.16% 2011[4]	2,000	1,999
Merrill Lynch Mortgage Investors Trust, Series 2007-SL1, Class A-1, 2.761% 2037[5]	4,002	1,316
Nebhelp Trust, Student Loan Interest Margin Securities, Series 1, Class A, MBIA insured, 6.68% 2016[3,4]	567	567
Structured Asset Securities Corp., Series 2005-WF4, Class B-1, 4.961% 2035[5]	1,500	134
		783,248

MATERIALS — 0.78%
ArcelorMittal 5.375% 2013[4]	16,165	15,918
ArcelorMittal 6.125% 2018[4]	50,775	48,690
International Paper Co. 7.40% 2014	12,500	12,499
International Paper Co. 7.95% 2018	47,545	47,358
Jefferson Smurfit Corp. (U.S.) 8.25% 2012	3,700	3,265
Stone Container Corp. 8.375% 2012	19,558	17,358
Jefferson Smurfit Corp. (U.S.) 7.50% 2013	15,825	13,214
Smurfit-Stone Container Enterprises, Inc. 8.00% 2017	18,665	15,352
Freeport-McMoRan Copper & Gold Inc. 6.875% 2014	3,100	3,173
Freeport-McMoRan Copper & Gold Inc. 8.25% 2015	24,130	25,188
Freeport-McMoRan Copper & Gold Inc. 8.375% 2017	17,735	18,606
Georgia Gulf Corp. 7.125% 2013	850	629
Georgia Gulf Corp. 9.50% 2014	52,970	40,257
Georgia Gulf Corp. 10.75% 2016	2,535	1,331
Domtar Corp. 5.375% 2013	3,350	2,898
Domtar Corp. 7.125% 2015	37,750	35,674
C5 Capital (SPV) Ltd. 6.196% (undated)[4,5]	3,000	2,881
C8 Capital (SPV) Ltd. 6.64% (undated)[4,5]	16,000	14,659
C10 Capital (SPV) Ltd. 6.722% (undated)[4,5]	12,500	11,415
Nalco Co. 7.75% 2011	15,010	15,235
Nalco Co. 8.875% 2013	1,000	1,037
Nalco Finance Holdings LLC and Nalco Finance Holdings Inc. 0%/9.00% 2014[10]	7,200	6,516
Georgia-Pacific Corp. 8.125% 2011	9,825	9,727
Georgia-Pacific Corp. 9.50% 2011	5,000	5,062
Georgia-Pacific Corp., First Lien Term Loan B, 4.446% 2012[5,7,8]	6,319	5,970
Stora Enso Oyj 6.404% 2016[4]	12,485	10,584
Stora Enso Oyj 7.25% 2036[4]	13,000	9,824
Abitibi-Consolidated Inc. 8.55% 2010	10,193	5,504
Abitibi-Consolidated Co. of Canada 15.50% 2010[4]	2,320	1,752
Abitibi-Consolidated Co. of Canada 6.276% 2011[5]	5,225	2,403
Abitibi-Consolidated Inc. 7.75% 2011	6,865	3,227
Abitibi-Consolidated Co. of Canada 6.00% 2013	1,955	802
Abitibi-Consolidated Co. of Canada 8.375% 2015	14,675	6,090
Graphic Packaging International, Inc. 8.50% 2011	18,975	18,216
Owens-Illinois, Inc. 7.50% 2010	750	767
Owens-Brockway Glass Container Inc. 8.25% 2013	16,000	16,480
Boise Cascade, LLC and Boise Cascade Finance Corp. 7.125% 2014	21,530	14,963
NewPage Corp., Series B, 10.00% 2012	10,500	10,106
NewPage Corp., Series A, 12.00% 2013	3,170	3,051
Allegheny Technologies, Inc. 8.375% 2011	10,500	11,119
Momentive Performance Materials Inc. 9.75% 2014	12,000	10,680
AMH Holdings, Inc. 0%/11.25% 2014[10]	16,795	10,371
Metals USA Holdings Corp. 8.791% 2012[5,9]	8,095	7,468
Metals USA, Inc. 11.125% 2015	2,150	2,236
Algoma Steel Inc. 9.875% 2015[4]	7,500	7,087
FMG Finance Pty Ltd. 10.625% 2016[4]	6,000	6,990
Airgas, Inc. 6.25% 2014	1,400	1,375
Airgas, Inc. 7.125% 2018[4]	5,500	5,528
AEP Industries Inc. 7.875% 2013	8,220	6,617
Building Materials Corp. of America 7.75% 2014	8,400	6,594
UPM-Kymmene Corp. 5.625% 2014[4]	7,500	6,545
JSG Funding PLC 7.75% 2015	6,500	5,883
Weyerhaeuser Co. 7.375% 2032[1]	3,500	3,347
Weyerhaeuser Co. 6.875% 2033[1]	2,500	2,261
Rohm and Haas Co. 5.60% 2013	4,020	4,045
Dow Chemical Co. 5.70% 2018	4,000	3,783
Rockwood Specialties Group, Inc. 7.50% 2014	3,240	3,200
E.I. du Pont de Nemours and Co. 5.00% 2013	3,025	3,037
Packaging Corp. of America 4.375% 2008	2,500	2,500
Arbermarle Corp. 5.10% 2015	2,570	2,433
Plastipak Holdings, Inc. 8.50% 2015[4]	2,275	1,945
Berry Plastics Holding Corp. 10.25% 2016	2,950	1,932
Corporación Nacional del Cobre de Chile 6.375% 2012[4]	1,500	1,575
Neenah Paper, Inc. 7.375% 2014	277	237
		596,469

CONSUMER STAPLES — 0.46%
Wesfarmers Ltd. 6.998% 2013[4]	50,000	51,864
SUPERVALU INC., Term Loan B, 3.642% 2012[5,7,8]	14,129	13,381
SUPERVALU INC. 7.50% 2012	3,323	3,323
Albertson’s, Inc. 7.25% 2013	14,122	14,193
SUPERVALU INC. 7.50% 2014	1,000	991
Albertson’s, Inc. 8.00% 2031	12,650	12,218
Tyson Foods, Inc. 6.85% 2016[5]	39,900	37,116
Stater Bros. Holdings Inc. 8.125% 2012	22,625	22,625
Stater Bros. Holdings Inc. 7.75% 2015	13,750	13,200
CVS Caremark Corp. 2.982% 2010[5]	5,000	4,897
CVS Corp. 5.789% 2026[4,7]	4,405	3,950
CVS Corp. 6.036% 2028[4,7]	13,495	12,565
CVS Caremark Corp. 6.943% 2030[4,7]	5,943	5,775
Dole Food Co., Inc. 8.625% 2009	7,850	7,723
Dole Food Co., Inc. 7.25% 2010	7,875	7,284
Dole Food Co., Inc. 8.875% 2011	10,735	9,836
Yankee Candle Co., Inc., Series B, 8.50% 2015	22,995	17,016
Yankee Candle Co., Inc., Series B, 9.75% 2017	11,895	6,899
Kroger Co. 6.40% 2017	17,950	18,375
Duane Reade Inc. 9.75% 2011	14,120	12,496
Vitamin Shoppe Industries Inc. 10.176% 2012[3,5]	11,650	11,912
Tesco PLC 6.15% 2037[4]	10,600	9,628
Delhaize Group 6.50% 2017	3,850	3,848
Delhaize America, Inc. 9.00% 2031	5,000	5,760
Safeway Inc. 6.35% 2017	8,000	8,162
Rite Aid Corp. 8.625% 2015	3,000	1,943
Rite Aid Corp. 7.70% 2027	9,000	4,635
Rite Aid Corp. 6.875% 2028	2,500	1,163
Pilgrim’s Pride Corp. 7.625% 2015	7,000	5,950
Pilgrim’s Pride Corp. 8.375% 2017	2,000	1,540
Constellation Brands, Inc. 8.375% 2014	3,675	3,776
Constellation Brands, Inc. 7.25% 2017	3,000	2,910
Kraft Foods Inc. 6.875% 2038	5,875	5,688
Elizabeth Arden, Inc. 7.75% 2014	3,675	3,482
Smithfield Foods, Inc., Series B, 8.00% 2009	875	878
Smithfield Foods, Inc., Series B, 7.75% 2013	2,800	2,548
		349,550

BONDS & NOTES OF GOVERNMENTS & GOVERNMENT AGENCIES OUTSIDE THE U.S. — 0.12%
United Mexican States Government Global 6.375% 2013	14,765	15,577
United Mexican States Government Global 11.375% 2016	9,118	12,606
United Mexican States Government Global 5.625% 2017	3,640	3,680
United Mexican States Government Global 6.75% 2034	7,740	8,344
United Mexican States Government Global 6.05% 2040	2,000	1,930
Russian Federation 8.25% 2010[7]	1,333	1,387
Russian Federation 7.50% 2030[7]	24,398	27,479
State of Qatar 9.75% 2030	4,000	6,010
El Salvador (Republic of) 7.75% 2023	3,000	3,150
El Salvador (Republic of) 7.75% 2023[4]	1,250	1,312
El Salvador (Republic of) 7.65% 2035[4]	750	737
Banque Centrale de Tunisie 7.375% 2012	3,500	3,723
Bulgaria (Republic of) 8.25% 2015	3,000	3,386
Aries Vermögensverwaltungs GmbH, Series C, 9.60% 2014	2,500	3,124
Corporación Andina de Fomento 5.75% 2017	2,000	1,909
		94,354

MUNICIPALS — 0.01%
State of South Dakota, Educational Enhancement Funding Corp., Tobacco Settlement Asset-backed Bonds,
Series 2002-A, Class A, 6.72% 2025	3,617	3,310
State of Louisiana, Tobacco Settlement Financing Corp., Tobacco Settlement Asset-backed Bonds,
Series 2001-A, Class A, 6.36% 2025	2,110	2,066
		5,376

Total bonds & notes (cost: $22,812,593,000)		20,679,723

Short-term securities — 9.10%

Federal Home Loan Bank 1.70%–2.55% due 8/13–12/10/2008	1,053,362	1,050,202
Freddie Mac 1.736%–2.55% due 8/18–9/29/2008	978,019	975,906
U.S. Treasury Bills 1.44%–1.865% due 8/14–11/13/2008	848,645	846,757
Procter & Gamble International Funding S.C.A. 2.06%–2.27% due 8/8–10/3/2008[4]	437,400	436,261
Coca-Cola Co. 2.03%–2.37% due 8/7–10/9/2008[4]	357,300	356,280
Fannie Mae 2.07%–2.35% due 8/1–10/28/2008	317,800	317,047
JPMorgan Chase & Co. 2.50%–2.65% due 9/2–10/16/2008	147,300	146,680
Jupiter Securitization Co., LLC 2.50% due 8/7/2008[4]	50,000	49,972
Park Avenue Receivables Co., LLC 2.72% due 9/5/2008[4]	31,300	31,205
Johnson & Johnson 2.02%–2.15% due 8/11–10/14/2008[4]	225,000	224,642
Wells Fargo & Co. 2.17%–2.34% due 8/15–10/7/2008	217,200	216,479
United Parcel Service Inc. 2.04%–2.17% due 8/1–10/1/2008[4]	194,800	194,397
International Bank for Reconstruction and Development 1.89% due 9/17/2008	175,000	174,559
IBM Corp. 2.08%–2.24% due 9/3–9/11/2008[4]	104,500	104,215
IBM Capital Inc. 2.25% due 9/18/2008[4]	50,000	49,818
Honeywell International Inc. 2.00%–2.29% due 8/13–9/29/2008[4]	154,262	153,818
Pfizer Inc 2.16%–2.18% due 9/5–9/8/2008[4]	134,500	134,127
General Electric Capital Corp. 2.62% due 8/12/2008	75,000	74,941
Edison Asset Securitization LLC 2.47% due 9/17/2008[4]	50,371	50,205
Paccar Financial Corp. 1.97%–2.01% due 8/13–8/19/2008	112,397	112,276
Private Export Funding Corp. 2.045%–2.22% due 8/12–9/18/2008[4]	110,890	110,704
Walt Disney Co. 2.03%–2.13% due 8/18–10/9/2008	108,500	108,269
Wal-Mart Stores Inc. 1.99%–2.07% due 8/5–10/6/2008[4]	100,000	99,754
Merck & Co. Inc. 2.14%–2.15% due 8/15–9/23/2008	100,000	99,745
Bank of America Corp. 2.575%–2.68% due 9/8–10/7/2008	100,000	99,594
John Deere Capital Corp. 2.12%–2.17% due 9/4–9/23/2008[4]	85,000	84,725
Eaton Corp. 2.20%–2.35% due 8/11–9/4/2008[4]	82,900	82,736
NetJets Inc. 2.08%–2.17% due 9/8–9/19/2008[4]	80,000	79,801
Variable Funding Capital Corp. 2.63% due 9/16/2008[4]	59,100	58,871
Union Bank of California, N.A. 2.62% due 8/15/2008	$50,000	$50,000
AT&T Inc. 2.30% due 8/20/2008[4]	50,000	49,924
Medtronic Inc. 2.20% due 8/26/2008[4]	50,000	49,901
E.I. duPont de Nemours and Co. 2.18% due 8/28/2008[4]	50,000	49,894
Brown-Forman Corp. 2.08%–2.20% due 8/5–8/21/2008[4]	48,125	48,073
Ciesco LLC 2.70% due 8/26/2008[4]	42,300	42,210
Genentech, Inc. 2.11%–2.20% due 8/14–8/25/2008[4]	41,555	41,504
3M Co. 2.01% due 8/27/2008	34,000	33,949
Wm. Wrigley Jr. Co. 2.10% due 8/1/2008[4]	25,000	24,998
Harvard University 2.06% due 8/4/2008	25,000	24,992
Becton, Dickinson and Co. 2.10% due 8/25/2008	25,000	24,964

Total short-term securities (cost: $6,964,841,000)		6,964,395

Total investment securities (cost: $77,433,729,000)		76,527,544
Other assets less liabilities		(41,408)

Net assets		$76,486,136

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

[1]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[2]	Security did not produce income during the last 12 months.
[3]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $691,650,000, which represented .90% of the net assets of the fund.
[4]
Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $6,809,625,000, which represented 8.90% of the net assets of the fund.

[5]	Coupon rate may change periodically.
[6]
Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 1/15/2008 at a cost of $178,500,000) may be subject to legal or contractual restrictions on resale.

[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $803,165,000, which represented 1.05% of the net assets of the fund.

[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
[10]	Step bond; coupon rate will increase at a later date.
[11]	Scheduled interest and/or principal payment was not received.
[12]	Index-linked bond whose principal amount moves with a government retail price index.

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so you may lose money.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in each fund’s prospectus, which can be obtained from your financial professional and should be read carefully before investing.

MFGEFP-906-0908O-S15877

Summary investment portfolio, July 31, 2008

Common stocks - 60.43%	Shares	Market value (000)	Percent of net assets

Financials - 10.10%
Bank of America Corp.	28,563,550	$939,741	1.23
Citigroup Inc.	47,000,000	878,430	1.15
U.S. Bancorp	16,337,400	500,088	.65
Lloyds TSB Group PLC	61,959,000	362,520	.47
PNC Financial Services Group, Inc.	4,897,000	349,107	.46
Equity Residential, shares of beneficial interest	7,842,800	338,574	.44
Unibail-Rodamco, non-registered shares	1,375,000	309,181	.41
Other securities		4,046,634	5.29
		7,724,275	10.10

Telecommunication services - 8.00%
AT&T Inc.	56,084,621	1,727,967	2.26
Verizon Communications Inc.	43,974,000	1,496,875	1.96
Vodafone Group PLC	249,415,000	672,449	.88
Koninklijke KPN NV	30,795,000	538,047	.70
Telekomunikacja Polska SA	34,117,900	380,560	.50
Other securities		1,299,734	1.70
		6,115,632	8.00

Utilities - 7.19%
E.ON AG	4,025,000	768,173	1.01
GDF Suez	10,841,565	681,652	.89
Entergy Corp.	4,842,600	517,771	.68
FirstEnergy Corp.	4,516,500	332,189	.43
Enel SpA	35,518,000	329,105	.43
Exelon Corp.	3,800,000	298,756	.39
Other securities		2,568,243	3.36
		5,495,889	7.19

Consumer staples - 6.53%
Kraft Foods Inc., Class A	24,826,892	789,992	1.03
H.J. Heinz Co.	15,411,700	776,441	1.02
Philip Morris International Inc.	12,530,000	647,175	.85
Coca-Cola Co.	7,840,000	403,760	.53
Hershey Co. (1)	10,821,000	397,888	.52
Unilever NV, depository receipts	6,380,000	176,404
Unilever NV (New York registered)	5,051,750	139,984	.41
Diageo PLC	17,950,000	313,207	.41
Other securities		1,348,658	1.76
		4,993,509	6.53

Industrials - 6.44%
General Electric Co.	47,650,000	1,348,018	1.76
Waste Management, Inc.	19,150,500	680,609	.89
Emerson Electric Co.	9,370,000	456,319	.60
Schneider Electric SA	3,775,409	420,260	.55
Deutsche Post AG	13,521,400	318,013	.41
Other securities		1,706,004	2.23
		4,929,223	6.44

Energy - 5.32%
Chevron Corp.	17,030,000	1,440,057	1.88
Diamond Offshore Drilling, Inc.	5,015,000	598,289	.78
TOTAL SA (ADR)	3,640,000	278,460
TOTAL SA	3,390,000	261,013	.70
Spectra Energy Corp	19,311,414	524,691	.69
Other securities		970,670	1.27
		4,073,180	5.32

Materials - 3.89%
E.I. du Pont de Nemours and Co.	15,200,000	665,912	.87
Weyerhaeuser Co. (1)	10,728,000	573,519	.75
Dow Chemical Co.	13,125,000	437,194	.57
MeadWestvaco Corp. (1)	11,500,696	308,334	.40
Other securities		989,246	1.30
		2,974,205	3.89

Consumer discretionary - 3.88%
McDonald's Corp.	13,600,300	813,162	1.06
Vivendi SA	11,030,000	463,651	.61
Esprit Holdings Ltd.	40,949,000	440,117	.57
Carnival Corp., units	9,461,997	349,526	.46
Other securities		899,993	1.18
		2,966,449	3.88

Health care - 3.85%
Merck & Co., Inc.	28,675,000	943,407	1.23
Bristol-Myers Squibb Co.	30,025,500	634,139	.83
Eli Lilly and Co.	11,100,000	522,921	.69
Pfizer Inc	20,500,000	382,735	.50
Other securities		460,594	.60
		2,943,796	3.85

Information technology - 1.36%
Microchip Technology Inc. (1)	14,128,000	451,107	.59
Maxim Integrated Products, Inc.	15,190,000	298,332	.39
Other securities		290,852	.38
		1,040,291	1.36

Miscellaneous - 3.87%
Other common stocks in initial period of acquisition		2,963,258	3.87

Total common stocks (cost: $44,396,026,000)		46,219,707	60.43

Preferred stocks - 1.21%	Shares	Market value (000)	Percent of net assets

Financials - 1.04%
Bank of America Corp., Series K, 8.00% noncumulative (2)	102,750,000	$94,939	.12
Fannie Mae, Series O, 7.00% (2) (3)	1,818,075	54,997	.07
Freddie Mac, Series W, 5.66%	1,912,800	22,786	.03
Other securities		623,686	.82
		796,408	1.04

Miscellaneous - 0.17%
Other preferred stocks in initial period of acquisition		126,350	.17

Total preferred stocks (cost: $1,310,343,000)		922,758	1.21

Warrants - 0.00%

Telecommunication services - 0.00%
Other securities		1	.00

Total warrants (cost: $779,000)		1	.00

Convertible securities - 2.28%

Other - 2.08%
Citigroup Inc., Series J, 7.00% noncumulative convertible preferred depositary shares (4) (5)	3,570,000	$173,730	.23
Fannie Mae, Series 2004-1, 5.375% convertible preferred	1,979	83,118	.11
Other securities		1,332,162	1.74
		1,589,010	2.08
Miscellaneous - 0.20%
Other convertible securities in initial period of acquisition		151,950	.20

Total convertible securities (cost: $1,949,147,000)		1,740,960	2.28

Bonds & notes - 27.04%	Principal amount (000)

Financials - 4.88%
Countrywide Financial Corp. 0%-5.80% 2010-2037 (2) (3)	$93,888	$89,292
Countrywide Home Loans, Inc. 4.00%-5.625% 2009-2011	33,823	32,923
MBNA Global Capital Funding, Series B, 3.673% 2027 (2)	35,000	28,032
Bank of America Corp. 4.90%-5.30% 2013-2017	5,815	5,540	.20
Citigroup Capital XXI 8.30% 2077 (2)	63,050	57,718
Citigroup Inc. 5.125%-8.40% 2011-2017 (2)	58,950	53,074	.15
Other securities		3,462,894	4.53
		3,729,473	4.88

Mortgage-backed obligations (6) - 4.39%
Fannie Mae 4.00%-11.878% 2010-2047 (2) (5)	922,528	938,281	1.23
Freddie Mac 4.50%-11.421% 2009-2038 (2)	414,534	405,936	.53
Bank of America 5.50% 2012 (3)	22,500	22,861	.03
Other securities		1,990,527	2.60
		3,357,605	4.39

Consumer discretionary - 3.80%
Other securities		2,908,103	3.80

Bonds & notes of U.S. government & government agencies - 2.44%
U.S. Treasury 0%-8.875% 2009-2037 (5) (7)	1,291,016	1,278,193	1.67
Fannie Mae 4.625%-6.25% 2011-2029	297,265	303,394	.40
Freddie Mac 5.00%-5.25% 2011-2018	253,915	238,634	.31
Federal Home Loan Bank 5.125% 2013	18,000	18,866	.02
Other securities		30,685	.04
		1,869,772	2.44

Telecommunication services - 2.04%
SBC Communications Inc. 5.10%-6.25% 2011-2016	54,000	53,404
AT&T Corp. 7.30%-8.00% 2011-2031 (2)	19,789	21,431
AT&T Wireless Services, Inc. 8.125% 2012	16,935	18,598
AT&T Inc. 4.95%-6.40% 2013-2038	15,750	15,447	.14
Verizon Communications Inc. 5.50%-6.90% 2017-2038	95,300	90,447
Verizon Global Funding Corp. 4.90%-7.75% 2015-2030	10,265	10,356	.13
Other securities		1,353,529	1.77
		1,563,212	2.04

Information technology - 1.76%
Other securities		1,342,643	1.76

Industrials - 1.64%
General Electric Capital Corp. 3.164%-4.80% 2013-2026 (2)	38,000	34,144
General Electric Co. 5.25% 2017	11,250	10,919	.06
Other securities		1,211,244	1.58
		1,256,307	1.64

Health care - 1.28%
Other securities		977,595	1.28

Utilities - 1.28%
E.ON International Finance BV 5.80% 2018 (3)	23,000	22,635	.03
Other securities		954,123	1.25
		976,758	1.28

Energy - 1.14%
Other securities		869,258	1.14

Asset-backed obligations - 1.02%
Other securities		783,248	1.02

Other - 1.37%
Kraft Foods Inc. 6.875% 2038	5,875	5,688	.01
Other securities		1,040,061	1.36
		1,045,749	1.37

Total bonds & notes (cost: $22,812,593,000)		20,679,723	27.04

Short-term securities - 9.10%	Principal amount (000)	Market value (000)	Percent of net assets

Federal Home Loan Bank 1.70%-2.55% due 8/13-12/10/2008	$1,053,362	$1,050,202	1.37
Freddie Mac 1.736%-2.55% due 8/18-9/29/2008	978,019	975,906	1.28
U.S. Treasury Bills 1.44%-1.865% due 8/14-11/13/2008	848,645	846,757	1.11
Procter & Gamble International Funding S.C.A. 2.06%-2.27% due 8/8-10/3/2008 (3)	437,400	436,261	.57
Coca-Cola Co. 2.03%-2.37% due 8/7-10/9/2008 (3)	357,300	356,280	.47
Fannie Mae 2.07%-2.35% due 8/1-10/28/2008	317,800	317,047	.41
General Electric Capital Corp. 2.62% due 8/12/2008	75,000	74,941
Edison Asset Securitization LLC 2.47% due 9/17/2008 (3)	50,371	50,205	.16
Merck & Co. Inc. 2.14%-2.15% due 8/15-9/23/2008	100,000	99,745	.13
Bank of America Corp. 2.575%-2.68% due 9/8-10/7/2008	100,000	99,594	.13
AT&T Inc. 2.30% due 8/20/2008 (3)	50,000	49,924	.07
Ciesco LLC 2.70% due 8/26/2008 (3)	42,300	42,210	.05
Other securities		2,565,323	3.35

Total short-term securities (cost: $6,964,841,000)		6,964,395	9.10

Total investment securities (cost: $77,433,729,000)		76,527,544	100.06
Other assets less liabilities		(41,408)	(.06)

Net assets		$76,486,136	100.00%

"Miscellaneous" securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
"Other securities" includes all issues that are not disclosed separately in the summary investment portfolio.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund's holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund's affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the market value of "Other securities" under their respective industry sectors. Further details on these holdings and related transactions during the year ended July 31, 2008, appear below.

	Beginning shares or principal amount	Additions	Reductions	Ending shares or principal amount	Dividend or interest income (000)	Market value of affiliates at 7/31/08 (000)

Weyerhaeuser Co.	10,728,000	-	-	10,728,000	$32,184	$573,519
Weyerhaeuser Co. 7.375% 2032	$-	$3,500,000	$-	$3,500,000	75	3,347
Weyerhaeuser Co. 6.875% 2033	$-	$2,500,000	$-	$2,500,000	61	2,261
Weyerhaeuser Co. 5.95% 2008	$5,331,000	$-	$5,331,000	$-	33	-
Microchip Technology Inc.	11,265,000	2,863,000	-	14,128,000	17,038	451,107
Hershey Co.	-	10,821,000	-	10,821,000	3,750	397,888
MeadWestvaco Corp.	10,865,696	635,000	-	11,500,696	13,080	308,334
iStar Financial, Inc.	8,207,550	1,654,600	1,287,800	8,574,350	25,696	70,395
iStar Financial, Inc. 8.625% 2013	$-	$35,675,000	$-	$35,675,000	545	27,684
iStar Financial, Inc., Series B, 5.125% 2011	$10,000,000	$5,000,000	$-	$15,000,000	599	11,482
iStar Financial, Inc. 5.375% 2010	$10,925,000	$3,085,000	$-	$14,010,000	598	11,212
iStar Financial, Inc. 6.00% 2010	$3,750,000	$3,200,000	$-	$6,950,000	232	5,458
iStar Financial, Inc., Series F, 7.80% cumulative redeemable	400,000	-	-	400,000	708	4,760
iStar Financial, Inc. 6.50% 2013	$-	$5,133,000	$-	$5,133,000	165	3,597
iStar Financial, Inc. 6.05% 2015	$4,285,000	$-	$133,000	$4,152,000	258	2,868
iStar Financial, Inc. 5.50% 2012	$-	$3,700,000	$-	$3,700,000	2	2,685
iStar Financial, Inc. 3.027% 2010 (3)	$-	$3,248,000	$-	$3,248,000	6	2,551
iStar Financial, Inc. 5.65% 2011	$-	$3,418,000	$-	$3,418,000	1	2,548
iStar Financial, Inc., Series B, 5.70% 2014	$-	$2,918,000	$-	$2,918,000	1	2,072
iStar Financial, Inc., Series B, 5.95% 2013	$-	$808,000	$-	$808,000	-	572
iStar Financial, Inc. 7.00% 2008	$6,525,000	$-	$6,525,000	$-	214	-
iStar Financial, Inc., Series B, 4.875% 2009	$5,000,000	$-	$5,000,000	$-	185	-
iStar Financial, Inc. 5.80% 2011	$5,000,000	$-	$5,000,000	$-	261	-
iStar Financial, Inc. 5.875% 2016	$-	$2,900,000	$2,900,000	$-	9	-
Arthur J. Gallagher & Co.	5,403,700	-	-	5,403,700	6,809	137,416
Macquarie Korea Infrastructure Fund	21,023,070	-	-	21,023,070	8,680	128,798
Goodman Fielder Ltd.	67,000,000	-	-	67,000,000	7,752	82,504
Polaris Industries Inc. (8)	1,500,000	207,000		1,707,000	2,526	73,059
Clarent Hospital Corp. (5) (9)	484,684	-	-	484,684	-	24
Bell Aliant Regional Communications Income Fund (8) (10)	4,488,700	1,916,300	894,900	5,510,100	14,043	-
Beverly Hills Bancorp Inc. (10)	950,000	-	950,000	-	81	-
Brookdale Senior Living Inc. (10)	5,906,600	691,000	6,597,600	-	6,985	-
H.J. Heinz Co. (10)	18,104,640	2,492,060	5,185,000	15,411,700	31,617	-
Packaging Corp. of America (10)	6,792,800	-	6,792,800	-	1,698	-
Packaging Corp. of America 4.375% 2008 (10)	$2,500,000	$-	$-	$2,500,000	112	-
SunCom Wireless Holdings, Inc., Class A (10)	4,732,277	-	4,732,277	-	-	-
Sunstone Hotel Investors, Inc. (10)	4,038,400	-	4,038,400	-	1,453	-
Triton PCS, Inc. 8.50% 2013 (10)	$94,050,000	$-	$94,050,000	$-	6,897	-
Tupperware Brands Corp (10)	3,865,000	-	3,865,000	-	653	-
					$185,007	$2,306,141

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
(1) Represents an affiliated company as defined under the Investment Company Act of 1940.
(2) Coupon rate may change periodically.
(3) Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the United States in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in "Other securities," was $6,809,625,000, which represented 8.90% of the net assets of the fund.

(4) Purchased in a transaction exempt from registration under the Securities Act of 1933. This security (acquired 1/15/2008 at a cost of $178,500,000) may be subject to legal or contractual restrictions on resale.

(5) Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in "Other securities," was $691,650,000, which represented .90% of the net assets of the fund.

(6) Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(7) Index-linked bond whose principal amount moves with a government retail price index.
(8) The holding was an unaffiliated issuer in its initial period of acquisition at 7/31/2007 and was not publicly disclosed.
(9) Security did not produce income during the last 12 months.
(10) Unaffiliated issuer at 7/31/2008.

The industry classifications shown in the summary investment portfolio were obtained from sources believed to be reliable and are not covered by the Report of Independent Registered Public Accounting Firm.

Key to abbreviation
ADR = American Depositary Receipts

See Notes to Financial Statements

Financial statements

Statement of assets and liabilities
at July 31, 2008	(dollars in thousands)

Assets:
Investment securities at market:
Unaffiliated issuers (cost: $74,746,858)	$74,221,403
Affiliated issuers (cost: $2,686,871)	2,306,141	$76,527,544
Cash		2,115
Receivables for:
Sales of investments	42,959
Sales of fund's shares	78,931
Dividends and interest	526,493
Other	323	648,706
		77,178,365
Liabilities:
Payables for:
Purchases of investments	149,576
Repurchases of fund's shares	97,035
Dividends on fund's shares	384,789
Investment advisory services	15,830
Services provided by affiliates	41,934
Directors' deferred compensation	2,685
Other	380	692,229
Net assets at July 31, 2008		$76,486,136

Net assets consist of:
Capital paid in on shares of capital stock		$77,169,188
Undistributed net investment income		245,333
Distributions in excess of net realized gain		(22,968)
Net unrealized depreciation		(905,417)
Net assets at July 31, 2008		$76,486,136

(dollars and shares in thousands, except per-share amounts)
Total authorized capital stock - 5,500,000 shares, $.001 par value (4,510,745 total shares outstanding)
	Net assets	Shares outstanding	Net asset value per share*

Class A	$58,029,230	3,417,701	$16.98
Class B	4,149,039	245,930	16.87
Class C	7,676,274	455,761	16.84
Class F-1	2,711,541	159,936	16.95
Class 529-A	661,740	39,018	16.96
Class 529-B	109,785	6,490	16.92
Class 529-C	276,377	16,328	16.93
Class 529-E	32,131	1,898	16.93
Class 529-F-1	20,859	1,230	16.96
Class R-1	85,603	5,058	16.92
Class R-2	516,496	30,626	16.86
Class R-3	1,060,771	62,622	16.94
Class R-4	596,821	35,188	16.96
Class R-5	559,469	32,959	16.97

(*) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A and 529-A, for which the maximum offering prices per share were $18.02 and $17.99, respectively.

See Notes to Financial Statements

Statement of operations
for the year ended July 31, 2008	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $76,511; also includes $174,753 from affiliates)	$2,314,220
Interest (includes $10,254 from affiliates)	1,969,722	$4,283,942

Fees and expenses*:
Investment advisory services	210,885
Distribution services	311,145
Transfer agent services	46,057
Administrative services	20,757
Reports to shareholders	1,954
Registration statement and prospectus	1,435
Postage, stationery and supplies	4,791
Directors' compensation	35
Auditing and legal	233
Custodian	3,414
Other	150
Total fees and expenses before reimbursements/waivers	600,856
Less reimbursements/waivers of fees and expenses:
Investment advisory services	21,094
Administrative services	1
Total fees and expenses after reimbursements/waivers		579,761
Net investment income		3,704,181

Net realized gain and unrealized depreciation on investments and currency:
Net realized gain (loss) on:
Investments (including $75,370 net gain from affiliates)	1,086,076
Currency transactions	(5,441)	1,080,635
Net unrealized (depreciation) appreciation on:
Investments	(13,174,488)
Currency translations	533	(13,173,955)

Net realized gain and unrealized depreciation on investments and currency		(12,093,320)

Net decrease in net assets resulting from operations		$(8,389,139)

(*) Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

Statements of changes in net assets	(dollars in thousands)

	Year ended July 31
	2008	2007
Operations:
Net investment income	$3,704,181	$3,250,382
Net realized gain on investments and currency transactions	1,080,635	2,819,041
Net unrealized (depreciation) appreciation on investments and currency translations	(13,173,955)	3,452,873
Net (decrease) increase in net assets resulting from operations	(8,389,139)	9,522,296

Dividends and distributions paid or accrued to shareholders:
Dividends from net investment income and currency gain	(3,903,711)	(3,454,007)
Distributions from net realized gain on investments	(3,639,343)	(1,728,252)
Total dividends and distributions paid or accrued to shareholders	(7,543,054)	(5,182,259)

Net capital share transactions	6,122,868	13,497,369

Total (decrease) increase in net assets	(9,809,325)	17,837,406

Net assets:
Beginning of year	86,295,461	68,458,055

End of year (including undistributed net investment income: $245,333 and $461,625, respectively)	$76,486,136	$86,295,461

See Notes to Financial Statements

Notes to financial statements

1.	Organization and significant accounting policies

Organization – The Income Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks current income while secondarily striving for capital growth through investments in stocks and fixed-income securities.

The fund offers 14 share classes consisting of four retail share classes, five 529 college savings plan share classes and five retirement plan share classes. The 529 college savings plan share classes (529-A, 529-B, 529-C, 529-E and 529-F-1) can be used to save for college education. The five retirement plan share classes (R-1, R-2, R-3, R-4 and R-5) are sold without any sales charges and do not carry any conversion rights. The fund’s share classes are described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Class A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Class B and 529-B	None	Declines from 5% to 0% for redemptions within six years of purchase	Class B and 529-B convert to Class A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Class F-1 and 529-F-1	None	None	None
Class R-1, R-2, R-3, R-4 and R-5	None	None	None

On August 1, 2008, the fund made an additional retail share class (Class F-2) available for sale pursuant to an amendment to its registration statement filed with the Securities and Exchange Commission (“SEC”) and effective as of July 30, 2008. In addition, Class F shares were renamed Class F-1 and Class 529-F shares were renamed Class 529-F-1. Refer to the fund's prospectus for more details.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

Significant accounting policies – The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

Security valuation – Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the fund's board of directors. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Security transactions and related investment income – Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations – Income, fees and expenses (other than class-specific fees and expenses) are allocated daily among the various share classes based on the relative value of their settled shares. Realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders – Dividends paid to shareholders are declared daily from net investment income and are paid to shareholders quarterly. Distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

Mortgage dollar rolls – The fund may enter into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Each mortgage dollar roll is treated as a financing transaction; therefore, any gain or loss is considered unrealized until the roll reaches completion. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction. Income is generated as consideration for entering into these transactions and is included in interest income on the accompanying financial statements.

Loan transactions – The fund may enter into loan transactions in which the fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder's portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan's interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.

2.	Investments outside the U.S.

Investment risk – The risks of investing in securities of issuers outside the U.S. may include, but are not limited to, investment and repatriation restrictions; revaluation of currencies; adverse political, social and economic developments; government involvement in the private sector; limited and less reliable investor information; lack of liquidity; certain local tax law considerations; and limited regulation of the securities markets.

Taxation –Dividend and interest income is recorded net of non-U.S. taxes paid.

3. Federal income taxation and distributions

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended July 31, 2008, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2004 and by state tax authorities for tax years before 2003.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; paydowns on fixed-income securities; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

During the year ended July 31, 2008, the fund reclassified $16,466,000 from undistributed net investment income to distributions in excess of net realized gain, and $296,000 from undistributed net investment income and $177,400,000 from distributions in excess of net realized gains to capital paid in on shares of capital stock to align financial reporting with tax reporting.

As of July 31, 2008, the tax basis components of distributable earnings, unrealized appreciation (depreciation) and cost of investment securities were as follows:

(dollars in thousands)
Undistributed ordinary income	$633,122
Post-October currency loss deferrals (realized during the period November 1, 2007, through July 31, 2008)*	(6,101)
Gross unrealized appreciation on investment securities	6,845,118
Gross unrealized depreciation on investment securities	(7,772,620)
Net unrealized depreciation on investment securities	(927,502)
Cost of investment securities	77,455,046

*These deferrals are considered incurred in the subsequent year.

The tax character of distributions paid or accrued to shareholders was as follows (dollars in thousands):

	Year ended July 31, 2008			Year ended July 31, 2007
	Ordinary income	Long-term capital gains	Total distributions paid or accrued	Ordinary income	Long-term capital gains	Total distributions paid or accrued
Share class
Class A	$3,047,396	$2,754,859	$5,802,255	$2,741,287	$1,330,299	$4,071,586
Class B	192,964	209,621	402,585	184,596	108,711	293,307
Class C	345,974	379,554	725,528	296,266	174,425	470,691
Class F-1	143,928	131,893	275,821	115,303	55,201	170,504
Class 529-A	32,028	28,944	60,972	24,723	11,936	36,659
Class 529-B	4,561	5,017	9,578	3,874	2,332	6,206
Class 529-C	11,330	12,364	23,694	8,909	5,270	14,179
Class 529-E	1,467	1,412	2,879	1,167	605	1,772
Class 529-F-1	1,060	924	1,984	678	297	975
Class R-1	3,369	3,565	6,934	2,010	1,091	3,101
Class R-2	21,554	23,660	45,214	17,170	10,098	27,268
Class R-3	47,747	46,144	93,891	32,101	16,294	48,395
Class R-4	26,228	22,570	48,798	15,313	7,141	22,454
Class R-5	24,105	18,816	42,921	10,610	4,552	15,162
Total	$3,903,711	$3,639,343	$7,543,054	$3,454,007	$1,728,252	$5,182,259

4. Fees and transactions with related parties

Capital Research and Management Company ("CRMC"), the fund’s investment adviser, is the parent company of American Funds Service Company® ("AFS"), the fund’s transfer agent, and American Funds Distributors,® Inc. ("AFD"), the principal underwriter of the fund’s shares.

Investment advisory services - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.250% on the first $500 million of daily net assets and decreasing to 0.125% on such assets in excess of $71 billion. The agreement also provides for monthly fees, accrued daily, of 2.25% of the fund’s monthly gross income. Prior to January 1, 2008, CRMC reduced total investment advisory services fees by decreasing the annual rate on net assets in excess of $89 billion from a rate of 0.125% to 0.123%. The board of directors approved an amended agreement effective January 1, 2008, which reflected this reduction in the annual rate on net assets in excess of $89 billion. In addition, CRMC is currently waiving 10% of investment advisory services fees. During the year ended July 31, 2008, total investment advisory services fees waived by CRMC were $21,094,000. As a result, the fee shown on the accompanying financial statements of $210,885,000, which was equivalent to an annualized rate of 0.250%, was reduced to $189,791,000, or 0.225% of average daily net assets.

Class-specific fees and expenses – Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

Distribution services – The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A, the board of directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of July 31, 2008, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Class B and 529-B	1.00	1.00
Class C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class 529-E and R-3	0.50	0.75
Class F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services – The fund has a transfer agent agreement with AFS for Class A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

Administrative services – The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all share classes other than Class A and B. Each relevant share class pays CRMC annual fees up to 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant share class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services. CRMC has agreed to pay AFS on the fund's behalf for a portion of the transfer agent services fees for some of the retirement plan share classes. For the year ended July 31, 2008, the total administrative services fees paid by CRMC were $1,000 for Class R-2. Administrative services fees are presented gross of any payments made by CRMC. Each 529 share class is subject to an additional annual administrative services fee of 0.10% of its respective average daily net assets; this fee is payable to the Commonwealth of Virginia for the maintenance of the 529 college savings plan. Although these amounts are included with administrative services fees on the accompanying financial statements, the Commonwealth of Virginia is not considered a related party.

Expenses under the agreements described above for the year ended July 31, 2008, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services
			CRMC administrative services	Transfer agent services	Commonwealth of Virginia administrative services
Class A	$151,516	$42,813	Not applicable	Not applicable	Not applicable
Class B	47,894	3,244	Not applicable	Not applicable	Not applicable
Class C	86,640	Included in administrative services	$8,841	$1,008	Not applicable
Class F-1	7,614		2,689	310	Not applicable
Class 529-A	1,440		480	61	$684
Class 529-B	1,173		83	25	117
Class 529-C	2,910		205	49	291
Class 529-E	167		23	3	22
Class 529-F-1	-		15	2	34
Class R-1	852		81	32	Not applicable
Class R-2	4,123		802	1,570	Not applicable
Class R-3	5,420		1,552	503	Not applicable
Class R-4	1,396		799	28	Not applicable
Class R-5	Not applicable		436	12	Not applicable
Total	$311,145	$46,057	$16,006	$3,603	$1,148

Directors’ deferred compensation – Since the adoption of the deferred compensation plan in 1993, directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $35,000, shown on the accompanying financial statements, includes $314,000 in current fees (either paid in cash or deferred) and a net decrease of $279,000 in the value of the deferred amounts.

Affiliated officers and directors – Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or directors received any compensation directly from the fund.

5. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

Share class	Sales(*)		Reinvestments of dividends and distributions		Repurchases(*)		Net increase (decrease)
	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended July 31, 2008
Class A	$8,146,230	423,511	$5,292,485	276,012	$(9,068,488)	(480,352)	$4,370,227	219,171
Class B	335,424	17,532	359,218	18,809	(743,435)	(39,833)	(48,793)	(3,492)
Class C	1,289,999	67,111	638,186	33,450	(1,521,685)	(81,759)	406,500	18,802
Class F-1	879,704	45,563	226,732	11,841	(893,923)	(47,364)	212,513	10,040
Class 529-A	150,265	7,824	60,016	3,138	(72,570)	(3,856)	137,711	7,106
Class 529-B	15,162	792	9,456	495	(9,895)	(525)	14,723	762
Class 529-C	67,666	3,539	23,327	1,220	(43,922)	(2,335)	47,071	2,424
Class 529-E	7,434	387	2,834	149	(4,142)	(218)	6,126	318
Class 529-F-1	7,451	385	1,936	101	(4,146)	(222)	5,241	264
Class R-1	43,273	2,254	6,695	351	(23,119)	(1,220)	26,849	1,385
Class R-2	202,674	10,639	44,310	2,325	(164,675)	(8,734)	82,309	4,230
Class R-3	511,403	26,501	91,683	4,801	(307,548)	(16,371)	295,538	14,931
Class R-4	391,084	20,374	47,284	2,481	(180,160)	(9,619)	258,208	13,236
Class R-5	378,573	19,654	38,894	2,045	(108,822)	(5,759)	308,645	15,940
Total net increase
(decrease)	$12,426,342	646,066	$6,843,056	357,218	$(13,146,530)	(698,167)	$6,122,868	305,117

Year ended July 31, 2007
Class A	$11,380,559	552,805	$3,645,817	179,124	$(5,882,210)	(285,623)	$9,144,166	446,306
Class B	592,214	28,970	258,866	12,801	(479,658)	(23,462)	371,422	18,309
Class C	2,229,591	109,165	410,555	20,323	(824,465)	(40,327)	1,815,681	89,161
Class F-1	1,294,485	63,019	133,621	6,566	(435,975)	(21,103)	992,131	48,482
Class 529-A	178,893	8,686	35,737	1,756	(39,519)	(1,922)	175,111	8,520
Class 529-B	19,217	936	6,115	301	(5,615)	(273)	19,717	964
Class 529-C	85,314	4,147	13,876	684	(27,708)	(1,349)	71,482	3,482
Class 529-E	8,454	411	1,734	85	(2,660)	(130)	7,528	366
Class 529-F-1	9,629	468	930	46	(1,175)	(57)	9,384	457
Class R-1	46,174	2,246	2,924	144	(12,774)	(619)	36,324	1,771
Class R-2	226,310	11,043	26,541	1,312	(116,865)	(5,682)	135,986	6,673
Class R-3	516,588	25,057	46,778	2,300	(200,112)	(9,691)	363,254	17,666
Class R-4	235,448	11,404	21,573	1,058	(76,506)	(3,699)	180,515	8,763
Class R-5	206,608	9,878	12,745	625	(44,685)	(2,169)	174,668	8,334
Total net increase
(decrease)	$17,029,484	828,235	$4,617,812	227,125	$(8,149,927)	(396,106)	$13,497,369	659,254

(*) Includes exchanges between share classes of the fund.
6. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $30,027,284,000 and $27,212,964,000, respectively, during the year ended July 31, 2008.

Financial highlights

		(Loss) income from investment operations(1)			Dividends and distributions
	Net asset value, beginning of year	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of year	Total return (2) (3)	Net assets, end of year (in millions)	Ratio of expenses to average net assets before reimbursements/ waivers	Ratio of expenses to average net assets after reimbursements/ waivers (3)	Ratio of net income to average net assets (3)
Class A:
Year ended 7/31/2008	$20.54	$.87	$(2.67)	$(1.80)	$(.91)	$(.85)	$(1.76)	$16.98	(9.46)%	$58,029.57%		.54%	4.53%
Year ended 7/31/2007	19.33	.87	1.73	2.60	(.93)	(.46)	(1.39)	20.54	13.66	65,713.56		.54	4.22
Year ended 7/31/2006	18.70	.81	.94	1.75	(.76)	(.36)	(1.12)	19.33	9.77	53,188.56		.53	4.35
Year ended 7/31/2005	17.10	.77	1.61	2.38	(.65)	(.13)	(.78)	18.70	14.12	47,196.55		.54	4.26
Year ended 7/31/2004	15.44	.70	1.70	2.40	(.74)	-	(.74)	17.10	15.76	36,075.57		.57	4.15
Class B:
Year ended 7/31/2008	20.43	.72	(2.66)	(1.94)	(.77)	(.85)	(1.62)	16.87	(10.16)	4,149	1.33	1.31	3.76
Year ended 7/31/2007	19.22	.70	1.74	2.44	(.77)	(.46)	(1.23)	20.43	12.83	5,094	1.32	1.30	3.46
Year ended 7/31/2006	18.61	.66	.93	1.59	(.62)	(.36)	(.98)	19.22	8.87	4,442	1.33	1.31	3.58
Year ended 7/31/2005	17.01	.63	1.61	2.24	(.51)	(.13)	(.64)	18.61	13.32	4,135	1.34	1.32	3.48
Year ended 7/31/2004	15.36	.56	1.69	2.25	(.60)	-	(.60)	17.01	14.84	3,231	1.35	1.35	3.37
Class C:
Year ended 7/31/2008	20.39	.71	(2.65)	(1.94)	(.76)	(.85)	(1.61)	16.84	(10.22)	7,676	1.38	1.35	3.72
Year ended 7/31/2007	19.19	.69	1.73	2.42	(.76)	(.46)	(1.22)	20.39	12.80	8,911	1.37	1.35	3.41
Year ended 7/31/2006	18.58	.65	.93	1.58	(.61)	(.36)	(.97)	19.19	8.83	6,675	1.38	1.36	3.52
Year ended 7/31/2005	16.99	.61	1.60	2.21	(.49)	(.13)	(.62)	18.58	13.17	5,756	1.43	1.41	3.38
Year ended 7/31/2004	15.34	.55	1.69	2.24	(.59)	-	(.59)	16.99	14.75	3,833	1.44	1.44	3.26
Class F-1:
Year ended 7/31/2008	20.52	.86	(2.68)	(1.82)	(.90)	(.85)	(1.75)	16.95	(9.56)	2,712.61		.58	4.48
Year ended 7/31/2007	19.30	.86	1.74	2.60	(.92)	(.46)	(1.38)	20.52	13.69	3,075.60		.57	4.18
Year ended 7/31/2006	18.68	.80	.93	1.73	(.75)	(.36)	(1.11)	19.30	9.68	1,957.60		.57	4.30
Year ended 7/31/2005	17.08	.75	1.61	2.36	(.63)	(.13)	(.76)	18.68	14.01	1,603.67		.65	4.14
Year ended 7/31/2004	15.42	.67	1.71	2.38	(.72)	-	(.72)	17.08	15.65	1,000.69		.69	4.02
Class 529-A:
Year ended 7/31/2008	20.52	.85	(2.66)	(1.81)	(.90)	(.85)	(1.75)	16.96	(9.55)	662.65		.63	4.46
Year ended 7/31/2007	19.31	.85	1.73	2.58	(.91)	(.46)	(1.37)	20.52	13.57	655.65		.63	4.14
Year ended 7/31/2006	18.68	.80	.94	1.74	(.75)	(.36)	(1.11)	19.31	9.70	452.63		.61	4.27
Year ended 7/31/2005	17.08	.75	1.61	2.36	(.63)	(.13)	(.76)	18.68	13.98	328.70		.68	4.13
Year ended 7/31/2004	15.42	.68	1.70	2.38	(.72)	-	(.72)	17.08	15.61	195.67		.67	4.06
Class 529-B:
Year ended 7/31/2008	20.47	.69	(2.65)	(1.96)	(.74)	(.85)	(1.59)	16.92	(10.25)	110	1.46	1.43	3.65
Year ended 7/31/2007	19.26	.68	1.73	2.41	(.74)	(.46)	(1.20)	20.47	12.71	117	1.45	1.43	3.34
Year ended 7/31/2006	18.65	.64	.92	1.56	(.59)	(.36)	(.95)	19.26	8.71	92	1.47	1.44	3.44
Year ended 7/31/2005	17.05	.59	1.61	2.20	(.47)	(.13)	(.60)	18.65	13.05	74	1.55	1.53	3.28
Year ended 7/31/2004	15.36	.53	1.70	2.23	(.54)	-	(.54)	17.05	14.67	51	1.57	1.57	3.16
Class 529-C:
Year ended 7/31/2008	20.49	.70	(2.67)	(1.97)	(.74)	(.85)	(1.59)	16.93	(10.29)	276	1.45	1.43	3.66
Year ended 7/31/2007	19.27	.69	1.74	2.43	(.75)	(.46)	(1.21)	20.49	12.77	285	1.45	1.42	3.35
Year ended 7/31/2006	18.65	.64	.93	1.57	(.59)	(.36)	(.95)	19.27	8.77	201	1.46	1.43	3.45
Year ended 7/31/2005	17.06	.59	1.60	2.19	(.47)	(.13)	(.60)	18.65	13.00	153	1.54	1.52	3.29
Year ended 7/31/2004	15.39	.53	1.71	2.24	(.57)	-	(.57)	17.06	14.69	95	1.56	1.56	3.17
Class 529-E:
Year ended 7/31/2008	20.49	.79	(2.66)	(1.87)	(.84)	(.85)	(1.69)	16.93	(9.83)	32.94		.92	4.17
Year ended 7/31/2007	19.28	.79	1.73	2.52	(.85)	(.46)	(1.31)	20.49	13.27	32.94		.91	3.86
Year ended 7/31/2006	18.66	.74	.93	1.67	(.69)	(.36)	(1.05)	19.28	9.32	23.94		.92	3.96
Year ended 7/31/2005	17.06	.69	1.61	2.30	(.57)	(.13)	(.70)	18.66	13.63	17	1.02	1.01	3.80
Year ended 7/31/2004	15.40	.62	1.70	2.32	(.66)	-	(.66)	17.06	15.24	10	1.04	1.04	3.69

Class 529-F-1:
Year ended 7/31/2008	$20.52	$.89	$(2.66)	$(1.77)	$(.94)	$(.85)	$(1.79)	$16.96	(9.35)%	$21.44%		.42%	4.67%
Year ended 7/31/2007	19.30	.90	1.73	2.63	(.95)	(.46)	(1.41)	20.52	13.87	20.44		.41	4.37
Year ended 7/31/2006	18.68	.83	.93	1.76	(.78)	(.36)	(1.14)	19.30	9.85	10.44		.42	4.46
Year ended 7/31/2005	17.08	.75	1.60	2.35	(.62)	(.13)	(.75)	18.68	13.96	5.70		.68	4.14
Year ended 7/31/2004	15.42	.67	1.69	2.36	(.70)	-	(.70)	17.08	15.53	3.79		.79	3.95
Class R-1:
Year ended 7/31/2008	20.48	.71	(2.67)	(1.96)	(.75)	(.85)	(1.60)	16.92	(10.25)	86	1.39	1.37	3.73
Year ended 7/31/2007	19.27	.70	1.72	2.42	(.75)	(.46)	(1.21)	20.48	12.75	75	1.41	1.39	3.41
Year ended 7/31/2006	18.65	.64	.94	1.58	(.60)	(.36)	(.96)	19.27	8.79	37	1.45	1.41	3.46
Year ended 7/31/2005	17.05	.61	1.61	2.22	(.49)	(.13)	(.62)	18.65	13.15	19	1.50	1.45	3.36
Year ended 7/31/2004	15.39	.55	1.70	2.25	(.59)	-	(.59)	17.05	14.75	8	1.55	1.48	3.27
Class R-2:
Year ended 7/31/2008	20.42	.70	(2.66)	(1.96)	(.75)	(.85)	(1.60)	16.86	(10.26)	516	1.44	1.42	3.66
Year ended 7/31/2007	19.22	.69	1.72	2.41	(.75)	(.46)	(1.21)	20.42	12.73	539	1.44	1.39	3.38
Year ended 7/31/2006	18.60	.64	.94	1.58	(.60)	(.36)	(.96)	19.22	8.83	379	1.52	1.40	3.48
Year ended 7/31/2005	17.01	.61	1.60	2.21	(.49)	(.13)	(.62)	18.60	13.16	271	1.58	1.42	3.39
Year ended 7/31/2004	15.36	.55	1.69	2.24	(.59)	-	(.59)	17.01	14.75	139	1.75	1.44	3.30
Class R-3:
Year ended 7/31/2008	20.50	.79	(2.66)	(1.87)	(.84)	(.85)	(1.69)	16.94	(9.83)	1,061.95		.93	4.16
Year ended 7/31/2007	19.29	.79	1.73	2.52	(.85)	(.46)	(1.31)	20.50	13.26	978.94		.92	3.86
Year ended 7/31/2006	18.67	.73	.93	1.66	(.68)	(.36)	(1.04)	19.29	9.29	579.96		.94	3.94
Year ended 7/31/2005	17.07	.70	1.60	2.30	(.57)	(.13)	(.70)	18.67	13.68	394.97		.96	3.85
Year ended 7/31/2004	15.41	.62	1.70	2.32	(.66)	-	(.66)	17.07	15.25	176	1.02	1.02	3.70
Class R-4:
Year ended 7/31/2008	20.53	.85	(2.68)	(1.83)	(.89)	(.85)	(1.74)	16.96	(9.56)	597.66		.63	4.49
Year ended 7/31/2007	19.31	.85	1.74	2.59	(.91)	(.46)	(1.37)	20.53	13.57	451.65		.63	4.15
Year ended 7/31/2006	18.69	.79	.93	1.72	(.74)	(.36)	(1.10)	19.31	9.60	255.66		.64	4.22
Year ended 7/31/2005	17.09	.76	1.60	2.36	(.63)	(.13)	(.76)	18.69	14.00	120.67		.65	4.17
Year ended 7/31/2004	15.43	.68	1.70	2.38	(.72)	-	(.72)	17.09	15.64	30.69		.69	4.05
Class R-5:
Year ended 7/31/2008	20.54	.91	(2.68)	(1.77)	(.95)	(.85)	(1.80)	16.97	(9.26)	559.36		.33	4.80
Year ended 7/31/2007	19.32	.91	1.74	2.65	(.97)	(.46)	(1.43)	20.54	13.94	350.36		.33	4.42
Year ended 7/31/2006	18.70	.85	.93	1.78	(.80)	(.36)	(1.16)	19.32	9.92	168.36		.34	4.56
Year ended 7/31/2005	17.10	.80	1.61	2.41	(.68)	(.13)	(.81)	18.70	14.33	81.37		.35	4.45
Year ended 7/31/2004	15.44	.73	1.71	2.44	(.78)	-	(.78)	17.10	16.01	57.37		.37	4.35

	Year ended July 31
	2008	2007	2006	2005	2004

Portfolio turnover rate for all classes of shares	38%	32%	35%	24%	27%

(1) Based on average shares outstanding.
(2) Total returns exclude any applicable sales charges, including contingent deferred sales charges.
(3) This column reflects the impact, if any, of certain reimbursements/waivers from CRMC. During some of the years shown, CRMC reduced fees for investment advisory services. In addition, during some of the years shown, CRMC paid a portion of the fund's transfer agent fees for certain retirement plan share classes.

See Notes to Financial Statements

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
The Income Fund of America, Inc.:

We have audited the accompanying statement of assets and liabilities of The Income Fund of America, Inc. (the “Fund”), including the investment portfolio, as of July 31, 2008, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented.  These financial statements and financial highlights are the responsibility of the Fund's management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of July 31, 2008, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Income Fund of America, Inc. as of July 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Costa Mesa, California
September 10, 2008

Tax information
                  unaudited

We are required to advise you within 60 days of the fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during such fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended July 31, 2008:

Long-term capital gains	$3,816,742,000
Qualified dividend income	2,455,040,000
Corporate dividends received deduction	1,549,532,000
U.S. government income that may be exempt from state taxation	104,561,000

Individual shareholders should refer to their Form 1099 or other tax information, which will be mailed in January 2009, to determine the calendar year amounts to be included on their 2008 tax returns. Shareholders should consult their tax advisers.